As filed with the Securities and Exchange	Registration No. 333-56297
Commission on April 14, 2010	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 41
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
And
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive,
West Chester, PA 19380-1478
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 30, 2010, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment

Title of Securities Being Registered:
Group or Individual Deferred Variable Annuity Contracts

PART A

SUPPLEMENT Dated April 30, 2010
To The Prospectus Dated April 30, 2010 For

ING Variable Annuity

Issued By ING Life Insurance and Annuity Company
Through Its Variable Annuity Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-531-4547.

Notice of Portfolio Reorganizations

Effective after the close of business on or about August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

These reorganizations will be administered pursuant to reorganization agreements, which have been approved by the boards of trustees of the Disappearing Portfolios. The reorganizations will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about August 20, 2010, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving
Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing
Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given
Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at 1-800-
531-4547.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

ING Life Insurance and Annuity Company
Variable Annuity Account B of ING Life Insurance and Annuity Company

Deferred Variable Annuity Contract

ING VARIABLE ANNUITY

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April 30, 2010

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The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING Life Insurance and Annuity Company (“ILIAC,” the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an
Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended
(“Tax Code”); a qualified individual retirement annuity (“IRA”); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. The contract is not available as a SIMPLE IRA under Tax
Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account.
See “Premium Bonus Option–Suitability.”

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account B (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III- Description of
Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 30, 2010 , Statement of
Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain free of charge, the most recent annual and/or quarterly report of ING
Life Insurance and Annuity Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC website, www.sec.gov, or at the SEC Public
Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the

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ILIAC Variable Annuity – INGVA

separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-0102. The
SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

  ILIAC Guaranteed Account (the “Guaranteed Account”)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate
Guaranteed Account prospectus. To obtain a copy, write or call our Customer Service Center at P.O. Box 9271, Des
Moines, Iowa 50306-9271, (800) 366-0066 or access the SEC’s website (www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the contract. See “Other Topics
– Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Variable Annuity – INGVA

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The investment portfolios available under your contract are:

ING Investors Trust	ING Partners, Inc. (Cont.)
ING American Funds Growth Portfolio*	ING Templeton Foreign Equity Portfolio (Initial Class)
ING American Funds Growth-Income Portfolio*	ING Thornburg Value Portfolio (Initial Class)
ING American Funds International Portfolio*	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING Artio Foreign Portfolio (Class S)	(Initial Class)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING UBS U.S. Large Cap Equity Portfolio (Initial Class)
ING Clarion Global Real Estate Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Initial Class)
ING FMRSM Diversified Mid Cap Portfolio (Class I)
ING Franklin Income Portfolio (Class S)	ING Variable Funds
ING Franklin Mutual Shares Portfolio (Class S)	ING Growth and Income Portfolio (Class I)
ING Global Resources Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING Variable Portfolios, Inc.
ING JPMorgan Small Cap Core Equity Portfolio (Class I)	ING BlackRock Science and Technology Opportunities
ING Lord Abbett Growth and Income Portfolio (Class S)	Portfolio (Class I)
ING Marsico Growth Portfolio (Class S)	ING Index Plus LargeCap Portfolio (Class I)
ING MFS Total Return Portfolio (Class I)	ING International Index Portfolio (Class I)
ING Pioneer Fund Portfolio (Class I)	ING RussellTM Large Cap Growth Index Portfolio (Class I)
ING Pioneer Mid Cap Value Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class I)
ING Retirement Growth Portfolio (ADV Class)*	ING RussellTM Large Cap Value Index Portfolio (Class I)
ING Retirement Moderate Growth Portfolio (ADV Class)*	ING Small Company Portfolio (Class I)
ING Retirement Moderate Portfolio (ADV Class)*
ING Templeton Global Growth Portfolio (Class S)	ING Variable Products Trust
ING T. Rowe Price Equity Income Portfolio (Class S)	ING MidCap Opportunities Portfolio (Class S)
ING Wells Fargo Omega Growth Portfolio (Class I)	ING SmallCap Opportunities Portfolio (Class S)

ING Partners, Inc.	ING Balanced Portfolio, Inc.
ING Baron Small Cap Growth Portfolio (Service Class)	ING Balanced Portfolio (Class I)
ING Davis New York Venture Portfolio (Service Class)
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Intermediate Bond Portfolio
(Initial Class)	ING Intermediate Bond Portfolio (Class I)
ING Oppenheimer Global Portfolio (Initial Class)
ING Oppenheimer Global Strategic Income Portfolio (Initial	ING Money Market Portfolio
Class)	ING Money Market Portfolio (Class I)
ING Pioneer High Yield Portfolio (Initial Class)
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Class I)
Fidelity® VIP Equity-Income Portfolio (Class I)

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ILIAC Variable Annuity – INGVA

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These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. Appendix III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. See Appendix IV for all subaccounts and valuation information. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

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* These investment portfolios are offered in a “Master-Feeder” or “Fund of Funds” structure. See “Investment Options –
Mutual Fund (Fund) Descriptions” and “Fund Expenses” for more information about these investment portfolios.

ILIAC Variable Annuity – INGVA

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ILIAC Variable Annuity –INGVA

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our
Customer Service Center at:

ING
P.O. Box 9271
Des Moines, IA 50306-9271
1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING	ING
Attn: Customer Service Center	Attn: Customer Service Center
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals.
The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

New York Contracts:

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the “Fee Table” and the “New York Contracts” sections of this prospectus.

ILIAC Variable Annuity –INGVA

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Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

	Option Package I		Option Package II			Option Package III
Mortality and Expense Risk	0.80%		1.10%			1.25%
Charge[1]:
Death Benefit[2] on Death of the	The greater of:		The greatest of:		The greatest of:
Annuitant[3]:	(1) The sum of all purchase		(1) The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for		payments, adjusted for			payments, adjusted for
	amounts withdrawn or		amounts withdrawn or			amounts withdrawn or
	applied to an income		applied to an income			applied to an income
	phase payment option as		phase payment option as			phase payment option as
	of the claim date; or		of the claim date; or			of the claim date; or
	(2) The account value on the		(2) The account value on the		(2)	The account value on the
	claim date.		claim date; or			claim date; or
			(3) The “step-up value” on the		(3)	The “step-up value” on
			claim date.			the claim date; or
					(4)	The “roll-up value” on the
claim date.[4]
Minimum Initial Purchase	Non-		Non-		Non-
Payment[5]:	Qualified:	Qualified:	Qualified:	Qualified:	Qualified:	Qualified:
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500
Free Withdrawals[6]:	10% of your account value		10% of your account value		10% of your account value
	each account year, non-		each account year, non-		each account year, cumulative
	cumulative.		cumulative.		to a maximum 30%.
Nursing Home Waiver —
Waiver of Early Withdrawal	Not
Charge[7]:	Available		Available			Available

1 See “Fee Table” and “Fees.”
2 See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium
Bonus Option-Forfeiture.”
3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4 See the “New York Contracts” section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.
5 See “Purchase and Rights.”
6 See “Fees.”
7 See “Fees” and the “New York Contracts” sections of this prospectus for details regarding contracts issued in New York.

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See
“Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.
See “Fee Table” and “Fees.”

ILIAC Variable Annuity – INGVA

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In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option – Forfeiture” and “Right to Cancel.”
  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option – Forfeiture” and “Death Benefit.”
  If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “Premium Bonus Option – Forfeiture” and “Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option –Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.
  Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

ILIAC Variable Annuity – INGVA

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Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See
“Taxation.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual
Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.
FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

ILIAC Variable Annuity – INGVA

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Maximum Transaction Fees: Early Withdrawal Charge (As a percentage of payments withdrawn.)

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For Contracts Issued Outside of the State of New York
All Contracts (except Roth IRA Contracts Issued Before
September 20, 2000)
Years from Receipt
of Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%
Roth IRA Contracts Issued Before September 20, 2000
Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%
For Contracts Issued in the State of New York
All Contracts
Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%
Annual Maintenance Fee	$30.00[1]
Transfer Charge	$ 0.00[2]
Overnight Charge	$20.00[3]

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1 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees –
Transaction Fees - Annual Maintenance Fee.”
2 We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Fees – Transaction Fees - Transfer Charge” for additional information.
3 You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the

ILIAC Variable Annuity – INGVA

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contract, not including Trust or Fund fees and expenses.

Fees Deducted from Investments in the Separate Account:

Amount During the Accumulation Phase
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

If You Do Not Elect the Premium Bonus Option:

	All Account
	Years
Option Page I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

If You Elect the Premium Bonus Option:

	Account	After the 7th
	Years	Account
	1-7	Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

ILIAC Variable Annuity – INGVA

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If You Elect the Premium Bonus Option and Invest in the GET Fund*:

	Account	After the 7th
	Years	Account
	1-7	Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

* The GET Fund guarantee charge applies during each guarantee period to amounts invested in the GET Fund investment option only. This fee table assumes a GET Fund guarantee period of seven years. See “Investment Options” for additional information. Effective June 21, 2007, no new series of the GET Fund are available.

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service	0.37%	1.51%
(12b-1) fees[1], and other expenses):

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1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.
Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

ILIAC Variable Annuity – INGVA

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Examples:

These examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Issued Outside the State of New York
Assuming You Elect the Premium Bonus Option:


1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,047	$1,658	$2,190	$3,556
2)	If you do not withdraw your entire account value or if you select an income phase payment
	option at the end of the applicable time period*:
	1 year	3 years	5 years	10 years
	$347	$1,058	$1,790	$3,556


For Contracts Issued in the State of New York Assuming You Elect the Premium Bonus Option:


1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,047	$1,558	$2,090	$3,556
2)	If you do not withdraw your entire account value or if you select an income phase payment
	option at the end of the applicable time period*:
	1 year	3 years	5 years	10 years
	$347	$1,058	$1,790	$3,556


* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees – Fund
Expenses” for more information.

ILIAC Variable Annuity – INGVA

9

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-
based charges. Complete information is available in the SAI.

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

  Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.
  Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics – Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.
  Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

ILIAC Variable Annuity – INGVA

10

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.
4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages.

Your Rights Under the Contract:

  Individual Contracts. You have all contract rights.
  Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.
  Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sum;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See “Premium Bonus Option – Suitability.”

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Purchase Payment Amounts. The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option		Option		Option
	Package I		Package II		Package III
	Non-		Non-		Non-
Minimum Initial	Qualified:	Qualified:*	Qualified:	Qualified:*	Qualified:	Qualified:*
Purchase
Payment	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

* The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than
$1,500,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

  The size and type of the prospective group, if any, to which the reduction would apply;
  The method and frequency of purchase payments to be made under the contract; and
  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders, for example). In addition, we may require information as to why a particular form of payment was used
(third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the
“Investment Options” section.

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RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked.
The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50%
reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees – Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account
Value.”

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit.”

ILIAC Variable Annuity – INGVA

13

· If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.


	Purchase	Premium	Account	Withdrawal
Date	Payment	Bonus	Value	Amount	Explanation
May 2, 2007	$100,000	$4,000	$104,000	--	You make a $100,000 initial purchase
					payment and we credit your account
					with a 4% ($4,000) premium bonus.
					Your beginning account value equals
					$104,000.
May 2,	--	--	$120,000	$30,000	Assume that your account value grows
2010					to $120,000 over the next three years
					and you request a $30,000 withdrawal.
					$18,000 of that $30,000 will be
					subject to an early withdrawal charge
					($30,000 minus $12,000 (the 10% free
					withdrawal amount, see “Fees – Free
					Withdrawals”)) and you would pay a
					$1,080 early withdrawal charge (6%
					of $18,000). Additionally, because
					$18,000 is 18% of the $100,000
					purchase payment made in the first
					account year, 18% of your $4,000
					premium bonus, or $720, would be
					forfeited.*


* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option
Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See
“Fees – Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

See the “New York Contracts” section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

ILIAC Variable Annuity – INGVA

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INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account B (the “separate account”), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer
Service Center at the address and phone number listed in “Contract Overview- Questions: Contacting the
Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room.

Certain funds are offered in a “Master-Feeder” or “Fund of Funds” structure and may have higher fees and expenses than a investment portfolio that invests directly in debt and equity securities.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the day of the offering period. The guarantee does not promise that you will earn the fund’s minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice on the maturity date, we will transfer your
GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET
Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

ILIAC Variable Annuity – INGVA

15

Fixed Interest Options. If available in your state, the ILIAC Guaranteed Account (the “Guaranteed Account”) or
the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed
Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options:

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared - bought by more than one company.
  Mixed - bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

ILIAC Variable Annuity – INGVA

16

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

ILIAC Variable Annuity – INGVA

17

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

ILIAC Variable Annuity – INGVA

18

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer
Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed
Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced.
We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract
Overview—Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES

You may transfer from one option package to another.

· Transfers must occur on an account anniversary.

· A written request for the transfer must be received by us within 60 days before an account anniversary.

The following minimum account values need to be met:

	Transfers to		Transfers to
	Option Package I		Option Packages II or III
Minimum Account	Non-Qualified:	Qualified:	Non-Qualified:	Qualified:
Value	$15,000	$1,500	$5,000	$1,500

  You will receive a new contract schedule page upon transfer.
  Only one option package may be in effect at any time.

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Transfers to	Transfers to	Transfers to
Option Package I	Option Package II	Option Package III
Death Benefit[1] :	Death Benefit[1] :	Death Benefit[1] :
· The sum of all purchase	· The sum of all purchase	· The sum of all purchase
payments made, adjusted for	payments made, adjusted for	payments made, adjusted for
amounts withdrawn or applied to	amounts withdrawn or applied to	amounts withdrawn or applied to
an income phase payment option	an income phase payment option	an income phase payment option
as of the claim date, will	as of the claim date, will	as of the claim date, will
continue to be calculated from	continue to be calculated from	continue to be calculated from
the account effective date.	the account effective date.	the account effective date.
· The “step-up value” under	· If transferring from Option	· If transferring from Option
Option Packages II and III will	Package I, the “step-up value”	Package I, the “step-up value”
terminate on the new schedule	will be calculated beginning on	will be calculated beginning on
effective date.	the new schedule effective date.	the new schedule effective date.
· The “roll-up value” under	· If transferring from Option	· If transferring from Option
Option Package III will	Package III, the “step-up value”	Package II, the “step-up value”
terminate on the new schedule	will continue to be calculated	will continue to be calculated
effective date.	from the date calculated under	from the date calculated under
	Option Package III.	Option Package II.
	· The “roll-up value” under	· The “roll-up value” will be
	Option Package III will	calculated beginning on the new
	terminate on the new schedule	schedule effective date.
effective date.
Nursing Home Waiver[2] :	Nursing Home Waiver[2] :	Nursing Home Waiver[2] :
· The availability of the waiver of	· If transferring from Option	· If transferring from Option
the early withdrawal charge	Package I, the waiting period	Package I, the waiting period
under the Nursing Home Waiver	under the Nursing Home Waiver	under the Nursing Home Waiver
will terminate on the new	will begin to be measured from	will begin to be measured from
schedule effective date.	the new schedule effective date.	the new schedule effective date.
	· If transferring from Option	· If transferring from Option
	Package III, the waiting period	Package II, the waiting period
	will have been satisfied on the	will have been satisfied on the
	new schedule effective date.	new schedule effective date.
Free Withdrawals[3] :	Free Withdrawals[3] :	Free Withdrawals[3] :
· If transferring from Option	· If transferring from Option	· The cumulative to 30% available
Package III, any available free	Package III, any available free	free withdrawal amount will
withdrawal amount in excess of	withdrawal amount in excess of	begin to be calculated as of the
10% will be lost as of the new	10% will be lost as of the new	new schedule effective date.
schedule effective date.	schedule effective date.

1 See “Death Benefit.” 2 See “Fees – Nursing Home Waiver.” 3 See “Fees – Free Withdrawals.”

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FEES

The following repeats and adds to information provided in the “Fees and Expenses” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

For Contracts Issued outside of the State of New York

All Contracts (except Roth IRA Contracts Issued Before September 20, 2000)
Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%
Roth IRA Contracts Issued Before September 20, 2000
Completed
Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%
For Contracts Issued in the State of New York
All Contracts
Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

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First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account
(first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% (4% for a contract issued in NY) of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10%
or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “Systematic Distribution Options”)); or
  Paid upon termination of your account by us (see “Other Topics – Involuntary Terminations”).

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Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

  More than one account year has elapsed since the schedule effective date;
  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.
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We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the “New York Contracts” section of this prospectus for contracts issued in New York.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Overnight Fee. You may choose to have a $20.00 overnight charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

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Option Package I	Option Package II
0.80%	1.10%

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During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts.
See “The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.
We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See “Premium Bonus Option – Premium Bonus Option
Charge.”

ING GET U.S. Core Portfolio Guarantee Charge

Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

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Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “Investment Options.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is issued;
  The amount of expected purchase payments;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
  The type and frequency of administrative and sales services provided; or
  The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.


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26


Types of Revenue Received from Affiliated Funds. The types of revenue received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These revenues provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

ILIAC Variable Annuity – INGVA


27


These revenues are received as cash payments.

The Fidelity® Variable Insurance Products Portfolios are the only unaffiliated funds currently offered through the contract. We receive more revenues from affiliated funds than we do from the Fidelity® Variable Insurance Products
Portfolios.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “Master-Feeder” or “Fund of Funds.” Funds offered in a Master-Feeder structure
(such as the ING American Funds) or “Fund of Funds” structure (such as the ING LifeStyle Portfolios) may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The funds offered in a
“Master-Feeder” or “Fund of Funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For


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more information, please see “Other Topics – Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

· The current dollar value of amounts invested in the subaccounts; plus

· The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core
Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee
Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.
Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

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29

  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the ING GET U.S. Core Portfolio. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:	The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See “Restrictions on Withdrawals from
403(b) Plan Accounts.”

Steps for Making a Withdrawal:

Select the withdrawal amount.
(1)	Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

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(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.
However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the
Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed
Account prospectus for more information about withdrawals from the Guaranteed Account and the
Fixed Account.

  Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
  Properly complete a disbursement form and deliver it to our Customer Service Center.

Restrictions on Withdrawals from 403(b) Plan Accounts. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant’s death, disability, attainment of age 59½, separation from service or financial hardship. See “Taxation.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer
Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the

ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in an ING GET U.S. Core
Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your
GET amounts among other investment options in which you invested, on a pro-rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed
Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option. A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

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  SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.
  ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
  LEO - Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.
You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview- Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview- Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the
Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections.
Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good

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order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview- Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

		Option Package I		Option Package II		Option Package III
Death Benefit on	The greater of:		The greatest of:		The greatest of:
Death of the	(1)	The sum of all purchase	(1)	The sum of all purchase	(1)	The sum of all purchase
Annuitant:		payments, adjusted for		payments, adjusted for		payments, adjusted for
		amounts withdrawn or		amounts withdrawn or		amounts withdrawn or applied
		applied to an income		applied to an income phase		to an income phase payment
		phase payment option		payment option as of the		option as of the claim date; or
		as of the claim date; or		claim date; or	(2)	The account value* on the
	(2)	The account value* on	(2)	The account value* on the		claim date; or
		the claim date.		claim date; or	(3)	The “step-up value”* (as
			(3)	The “step-up value”* (as		described below) on the claim
				described below) on the		date; or
				claim date.	(4)	The “roll-up value”* (as
						described below) on the claim
						date.**

*	For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option – Forfeiture.”
**	See the “New York Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately

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preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option –
Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s
76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option – Forfeiture.”

The “roll-up value” is not available on contracts issued in the State of New York. See the “New York
Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the

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day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a
spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;
(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and
(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option
Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit- Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see “Taxation”));
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

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  Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See
“Taxation.”

For Non-Qualified Contracts.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c)
above (subject to the Tax Code distribution rules). See “Taxation.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option
1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See
“Taxation.”

THE INCOME PHASE

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During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See
“Contract Overview – Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the

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first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or
(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted.

  If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees – Fees Deducted from Investments in the Separate Account – Mortality and Expense Risk Charge.”
  There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.
  See “Fees – Fees Deducted from Investments in the Separate Account – Administrative Expense Charge.”
  If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees – Fees Deducted from Investments in the Separate Account – Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned

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on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.

Life Income -	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income -	Length of Payments: For as long as either annuitant lives. It is possible that only one
Two Lives	payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit - None: All payments end upon the death of both annuitants.
Life Income -	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives -	to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments	first death.
Death Benefit - Payment to the Beneficiary: If both annuitants die before we have made

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

Lifetime Income Phase Payment Options

all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income -	Length of Payments: For as long as the annuitant lives.
Cash Refund	Death Benefit - Payment to the Beneficiary: Following the annuitant’s death, we will pay
Option (limited	a lump sum payment equal to the amount originally applied to the income phase payment
availability -	option (less any applicable premium tax) and less the total amount of income payments paid.
fixed payments
only)
Life Income -	Length of Payments: For as long as either annuitant lives.
Two Lives - Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option	Death Benefit - Payment to the Beneficiary: When both annuitants die we will pay a
(limited	lump-sum payment equal to the amount applied to the income phase payment option (less any
availability -	applicable premium tax) and less the total amount of income payments paid.
fixed payments
only)


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

Nonlifetime Income Phase Payment Option

Nonlifetime -	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you
Guaranteed	elected the premium bonus option). In certain cases a lump-sum payment may be requested at
Payments	any time (see below).
Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.


Lump-Sum Payment: If the “Nonlifetime- Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees – Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service
Center.
Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or
5% assumed net investment rate used for variable payments).

NEW YORK CONTRACTS

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the “Fee
Table” and “Fees” sections of this prospectus.

Contract Overview – Contract Facts. The following information about New York contracts replaces the “Contract
Facts” subsection in the “Contract Overview” section of this prospectus:

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Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

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	Option Package I		Option Package II		Option Package III
Mortality and Expense Risk
Charge[1]:	0.80%		1.10%		1.25%
Death Benefit[2] on Death of	The greater of:		The greatest of:		The greatest of:
the Annuitant[3]:	(1) The sum of all purchase		(1) The sum of all purchase		(1) The sum of all purchase
	payments, adjusted for		payments, adjusted for		payments, adjusted for
	amounts withdrawn or		amounts withdrawn or		amounts withdrawn or
	applied to an income		applied to an income		applied to an income
	phase payment option as		phase payment option as		phase payment option as
	of the claim date; or		of the claim date; or		of the claim date; or
	(2) The account value on the		(2) The account value on the		(2) The account value on the
	claim date.		claim date; or		claim date; or
			(3) The “step-up value” on		(3) The “step-up value” on
			the claim date.		the claim date.[4]
Minimum Initial Payment/	Non-		Non-		Non-
Account Value[5]:	Qualified:	Qualified:	Qualified:	Qualified:	Qualified:	Qualified:
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500
(Option Packages Continued)
	Option Package I		Option Package II		Option Package III
Free Withdrawals[6]:	10% of your account value		10% of your account value		10% of your account value
	each account year, non-		each account year, non-		each account year,
	cumulative.		cumulative.		cumulative to a maximum
30%.

Nursing Home Waiver —	Not		Not		Not
Waiver of Early Withdrawal
Charge[7]:	Available		Available		Available

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1 See “Fee Table” and “Fees.”
2 See “Death Benefit.” If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option –
Forfeiture” in this section.
3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4 The death benefit is the same under Option Packages II and III for contracts issued in New York. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.
5 See “Purchase and Rights.
6 See “Fees.”
7 See “Fees.”

Premium Bonus Option- Forfeiture. The following information about New York contracts replaces the
“Forfeiture” subsection in the “Premium Bonus Option” section of this prospectus:

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
  If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit.”
  If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be calculated by:

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(1) Determining the amount of the premium bonus that is subject to forfeiture according to the following table:

Completed Account Years	Amount of Premium
at the Time of the Withdrawal	Bonus Subject to Forfeiture
Less than 1	100%
1 or more but less than 2	100%
2 or more but less than 3	100%
3 or more but less than 4	100%
4 or more but less than 5	100%
5 or more but less than 6	75%
6 or more but less than 7	50%
7 or more	0%

(2) And multiplying that amount by the same percentage as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

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	Purchase	Premium	Account	Withdrawal
Date	Payment	Bonus	Value	Amount	Explanation
May 2,	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase
2007					payment and we credit your account with a
					4% ($4,000) premium bonus. Your
					beginning account value equals $104,000.
May 2,	—	—	$120,000	$30,000	Assume that your account value grows to
2010					$120,000 over the next three years and you
					request a $30,000 withdrawal. $18,000 of
					that $30,000 will be subject to an early
					withdrawal charge ($30,000 minus $12,000
					(the 10% free withdrawal amount, see “Fees
					– Free Withdrawals”)) and you would pay a
					$720 early withdrawal charge (4% of
					$18,000). Additionally, 100% of the
					premium bonus is subject to forfeiture
					according to the table above, and because
					$18,000 is 18% of the $100,000 purchase
					payment made in the first account year, 18%
					of your $4,000 premium bonus, or $720,
					would be forfeited.*

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* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option
Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See
“Fees Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Death Benefit – Death Benefit Amount. The following information about New York contracts replaces the “Death Benefit” section of this prospectus:

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Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies:

	Option Package I	Option Package II	Option Package III**

Death Benefit on	The greater of:	The greatest of:	The greatest of:
Death of the	(1) The sum of all purchase	(1) The sum of all purchase	(1) The sum of all purchase
Annuitant:	payments, adjusted for	payments, adjusted for	payments, adjusted for
	amounts withdrawn or	amounts withdrawn or	amounts withdrawn or
	applied to an income	applied to an income	applied to an income
	phase payment option as	phase payment option as	phase payment option as
	of the claim date; or	of the claim date; or	of the claim date; or
	The account value* on the	(2) The account value* on	(2) The account value* on
	claim date.	the claim date; or	the claim date; or
		The “step-up value”* (as	The “step-up value”* (as
		described below) on the	described below) on the
		claim date.	claim date.**

*	For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option - Forfeiture.”
**	For contracts issued in the State of New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.**

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option-
Forfeiture” above.

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TAXATION

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.
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We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
Types of Contracts: Non-Qualified or Qualified
The contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5,
which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be

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adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The non-qualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the
“investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

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  Made on or after the taxpayer reaches age 59½;
  Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other

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exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments
(annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within

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five years after the date of your death. For example, if you died on September 1, 2009, your entire balance must be distributed by August 31, 2014. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

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  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

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Taxation of Qualified Contracts

General
The contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

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The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue
Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts;
and (c) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  A required minimum distribution under Tax Code Section 401(a)(9);

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  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a QDRO; or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was

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  made to a Roth IRA of the owner; and
  Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first- time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Tax Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Tax Code Section 403(b) and the
Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  A required minimum distribution under Tax Code Section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age
55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code Section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other

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applicable restrictions under the Tax Code and the regulations.

Special Disaster Relief. In 2005, 2007 and 2008 Congress temporarily provided taxpayers with certain kinds of relief which eased the complex rules covering withdrawals by individuals who suffered economic losses due to natural disasters such as Hurricanes Katrina, Rita and Wilma as well as tornados and floods. Please consult a qualified tax adviser for further information if there is any question as to whether such relief is available.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and
IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

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  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section
401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by
December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar

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year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the
Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code Section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of Guaranteed Minimum Income Feature

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts

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previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the Guaranteed Minimum Income Feature could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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OTHER TOPICS

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of

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insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the contract. The obligations under the contract are solely the responsibility of ING Life Insurance and
Annuity Company.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

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One Orange Way Windsor, Connecticut 06095-4774

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S.
affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain

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affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Taxation” for further discussion of some of these requirements.)
Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the
Company to administrative penalties, unanticipated remediation, or other claims and costs.

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) in 1976 under Connecticut Law as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, Inc.
(“FINRA”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

This contract is no longer available for new purchasers.

The following is a list of broker/dealers that are affiliated with the Company:

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·	Directed Services LLC	·	ING Funds Distributor, LLC
·	ING America Equities, Inc.	·	ING Investment Advisors, LLC
·	ING Financial Advisers, LLC	·	ING Investment Management Services LLC
·	ING Financial Markets LLC	·	ShareBuilder Securities Corporation
·	ING Financial Partners, Inc.	·	Systematized Benefits Administrators, Inc.

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Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
7% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

ILIAC Variable Annuity – INGVA

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  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.
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We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

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1.	SagePoint Financial, Inc.	14.	National Planning Corporation
2.	Symetra Investment Services, Inc.	15.	Morgan Keegan and Company, Inc.
3.	LPL Financial Corporation	16.	Multi-Financial Securities Corporation
4.	ING Financial Partners, Inc.	17.	Ameritas Investment Corp.
5.	Financial Network Investment Corporation	18.	Huckin Financial Group, Inc.
6.	Walnut Street Securities, Inc.®	19.	Securities America, Inc.
7.	Lincoln Financial Securities Corporation	20.	Wells Fargo Advisors, LLC
8.	NRP Financial, Inc.	21.	Northwestern Mutual Investment Services, LLC
9.	Valor Insurance Agency Inc.	22.	McGinn Smith & Co., Inc.
10.	NFP Securities, Inc.	23.	Tower Square Securities, Inc.
11.	American Portfolios Financial Services, Inc.	24.	NIA Securities, L.L.C.
12.	Lincoln Investment Planning, Inc.	25.	Financial Telesis Inc.
13.	Cadaret, Grant & Co., Inc.

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If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be at the

ILIAC Variable Annuity – INGVA

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top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

ILIAC Variable Annuity – INGVA

60

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.

Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a
24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to
$2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the variable account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

ILIAC Variable Annuity – INGVA

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STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Experts
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company
Condensed Financial Information (Accumulation Unit Values)

You may request an SAI by calling the Company at the number listed in “Contract Overview — Questions:
Contacting the Company.”


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62

APPENDIX I

ILIAC Guaranteed Account

The ILIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the
Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed
Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

  The interest rate(s) we will apply to amounts invested in the Guaranteed Account.
  We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.
  The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).
  You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the
Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate.
The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

  Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Account prospectus;
  Tax penalties and/or tax withholding - see “Taxation;”

ILIAC Variable Annuity – INGVA

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  Early withdrawal charge - see “Fees;” or
  Maintenance fee - see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed
Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option –
Forfeiture” and “Withdrawals” sections of the contract prospectus.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed
Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the
Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the
Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c)
withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age
59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

ILIAC Variable Annuity – INGVA

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If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the
Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed
Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated
in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase.
However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s subsidiary, ING Financial Advisers, LLC (“ING Financial”) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the
Financial Industry Regulatory Authority, Inc. and the Securities Investor Protection Corporation. From time to time
ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the
Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ILIAC Variable Annuity – INGVA

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APPENDIX II

Fixed Account

General Disclosure.

  The Fixed Account is an investment option available during the accumulation phase under the contract.
  Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
  Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
  Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
  Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
  Additional information about this option may be found in the contract.

Interest Rates.

  The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.
  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Variable Annuity – INGVA

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APPENDIX III

Description of Underlying Funds


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or “Fund of Funds” structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The funds offered in a “Master-Feeder” or
“Fund of Funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Legg Mason Partners Aggressive Growth Portfolio	ING Legg Mason ClearBridge Aggressive Growth Portfolio
ING Lord Abbett Affiliated Portfolio	ING Lord Abbett Growth and Income Portfolio
ING Oppenheimer Strategic Income Portfolio	ING Oppenheimer Global Strategic Income Portfolio
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio


ILIAC Variable Annuity – INGVA

III-1


ILIAC Variable Annuity – INGVA


III-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital
Research Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you
with income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital
Research Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital
Research Management Company

ING Artio Foreign Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Artio Investment
Management LLC

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING Clarion Global Real Estate Portfolio	A non-diversified Portfolio that seeks to provide
investors with high total return consisting of capital
Investment Adviser: ING Investments, LLC	appreciation and current income.
Investment Subadviser: ING Clarion Real Estate
Securities L.P.

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company


ILIAC Variable Annuity – INGVA

III-3


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects
for capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers,
LLC

ING Global Resources Portfolio	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment
Management Co.

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and secondarily,
current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Lord, Abbett & Co. LLC

ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital
Management, LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital. Secondarily seeks
reasonable opportunity for growth of capital and
Investment Subadviser: Massachusetts Financial	income.
Services Company

ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.


ILIAC Variable Annuity – INGVA

III-4


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk
Investment Adviser: Directed Services LLC	that can be expected to be greater than that of ING
Retirement Moderate Growth Portfolio.
Asset Allocation Committee

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk
Investment Adviser: Directed Services LLC	that can be expected to be greater than that of ING
Retirement Moderate Portfolio but less than that of NG
Asset Allocation Committee	Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk
Investment Adviser: Directed Services LLC	that can be expected to be greater than that of ING
Retirement Conservative Portfolio but less than that of
Asset Allocation Committee	ING Retirement Moderate Growth Portfolio.

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates,
Inc.

ING Wells Fargo Omega Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management
Inc.

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.


ILIAC Variable Annuity – INGVA

III-5


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers,
L.P.

ING Legg Mason ClearBridge Aggressive Growth	Seeks long-term growth of capital.
Portfolio

Investment Adviser: Directed Services LLC
Investment Subadviser: ClearBridge Advisors, LLC

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Oppenheimer Global Strategic Income Portfolio	Seeks a high level of current income principally derived
from interest on debt securities.
Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Pioneer High Yield Portfolio	Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment
Counsel, LLC

ING Thornburg Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Thornburg Investment
Management

ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates,
Inc.


ILIAC Variable Annuity – INGVA

III-6


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: UBS Global Asset
Management (Americas) Inc.

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment
Management Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING BlackRock Science and Technology	Seeks long-term capital appreciation.
Opportunities Portfolio

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the
Standard & Poor’s 500® Composite Stock Price Index
Investment Adviser: ING Investments, LLC	(S&P 500 Index), while maintaining a market level of
Investment Subadviser: ING Investment	risk.
Management Co.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index
Investment Subadviser: ING Investment
Management Co.

ING RussellTM Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200®
Investment Adviser: ING Investments, LLC	Growth Index.
Investment Subadviser: ING Investment
Management Co.


ILIAC Variable Annuity – INGVA

III-7


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200®
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment
Management Co.

ING RussellTM Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200®
Investment Adviser: ING Investments, LLC	Value Index.
Investment Subadviser: ING Investment
Management Co.

ING Small Company Portfolio	Seeks growth of capital primarily through investment in
a diversified portfolio of common stocks of companies
Investment Adviser: ING Investments, LLC	with smaller market capitalizations.
Investment Subadviser: ING Investment
Management Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment
Management Co.

ING SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment
Management Co.

ING Balanced Portfolio, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Balanced Portfolio	Seeks to maximize investment return, consistent with
reasonable safety of principal, by investing in a
Investment Adviser: ING Investments, LLC	diversified portfolio of one or more of the following
asset classes: stocks, bonds and cash equivalents, based
Investment Subadviser: ING Investment	on the judgment of the Portfolio’s management, of
Management Co.	which of those sectors or mix thereof offers the best
investment prospects.
ING Intermediate Bond Portfolio
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment
Management Co.


ILIAC Variable Annuity – INGVA

III-8


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Money Market Portfolio
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Money Market Portfolio	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment
Investment Adviser: ING Investments, LLC	in high-quality money market instruments while
maintaining a stable share price of $1.00. There is no
Investment Subadviser: ING Investment	guarantee that the ING Money Market Subaccount will
Management Co.	have a positive or level return.

Fidelity® Variable Insurance Products
82 Devonshire Street, Boston, MA 02109
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management &
Research Company
Investment Subadvisers: FMR Co., Inc.; Fidelity
Management & Research (U.K.) Inc.; Fidelity Research
& Analysis Company; Fidelity Investments Japan
Limited; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.)
Limited

Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential
for capital appreciation. Seeks to achieve a yield which
Investment Adviser: Fidelity Management &	exceeds the composite yield on the securities
comprising the Standard & Poor's 500SM Index.
Research Company
Investment Subadvisers: FMR Co., Inc.; Fidelity
Management & Research (U.K.) Inc.; Fidelity
Research & Analysis Company; Fidelity Investments
Japan Limited; Fidelity International Investment
Advisors; Fidelity International Investment Advisors
(U.K.) Limited


ILIAC Variable Annuity – INGVA

III-9

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

ILIAC Variable Annuity – INGVA


III-10

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ILIAC Variable Annuity – INGVA

III-11


ILIAC Variable Annuity – INGVA

III-12


ILIAC Variable Annuity – INGVA


III-13


ILIAC Variable Annuity – INGVA


III-14

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ILIAC Variable Annuity – INGVA


III-15


“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard

  Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

ILIAC Variable Annuity – INGVA

III-16

APPENDIX IV

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2009, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI. Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2009, the "Value at beginning of period" shown is the value at first date of investment. Portfolio name changes after December 31, 2009, are not reflected in this information.

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993	$12.966
Value at end of period	$15.56	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993
Number of accumulation units outstanding at end of period	1,220,934	1,453,754	1,815,960	2,563,000	3,284,830	3,122,247	2,257,322	2,018,022	2,109,547	1,991,818
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21	$10.438
Value at end of period	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21
Number of accumulation units outstanding at end of period	736,761	939,281	1,141,203	1,684,053	2,042,506	2,406,797	1,917,301	1,734,825	1,805,355	1,176,439
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.78	$12.71	$12.28	$10.82	$10.37	$10.08
Value at end of period	$10.06	$7.78	$12.71	$12.28	$10.82	$10.37
Number of accumulation units outstanding at end of period	307,722	359,054	413,753	641,967	560,145	77,766
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.98	$14.46	$13.06	$12.03	$10.50	$10.02
Value at end of period	$10.96	$7.98	$14.46	$13.06	$12.03	$10.50
Number of accumulation units outstanding at end of period	379,649	458,590	495,819	788,860	535,898	64,970
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.04	$17.62	$14.89	$12.71	$10.61	$9.92
Value at end of period	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61
Number of accumulation units outstanding at end of period	306,635	350,045	392,021	531,720	775,024	458,582

ILIAC Variable Annuity - INGVA

IV-1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.00	$12.53	$10.86	$10.18
Value at end of period	$8.33	$7.00	$12.53	$10.86
Number of accumulation units outstanding at end of period	158,704	213,965	269,608	336,504
ING BALANCED PORTFOLIO
Value at beginning of period	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457	$11.632
Value at end of period	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457
Number of accumulation units outstanding at end of period	462,951	577,851	738,056	933,000	1,166,813	1,305,749	1,029,178	993,956	1,075,274	788,863
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.19	$10.63	$10.11	$9.82
Value at end of period	$8.28	$6.19	$10.63	$10.11
Number of accumulation units outstanding at end of period	33,266	45,908	41,397	137,397
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.93	$9.80	$10.03
Value at end of period	$7.67	$5.93	$9.80
Number of accumulation units outstanding at end of period	581,106	663,378	796,839
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842	$9.999
Value at end of period	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842
Number of accumulation units outstanding at end of period	233,270	255,180	315,629	333,574	377,307	466,053	729,378	588,646	572,939	367,378
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.30	$12.55	$13.67	$11.17
Value at end of period	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	63,621	64,670	101,969	70,366
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.72	$10.28	$10.08	$8.88
Value at end of period	$8.30	$6.72	$10.28	$10.08
Number of accumulation units outstanding at end of period	31,590	42,429	51,801	145,330
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.82	$11.33	$10.98	$9.90
Value at end of period	$8.89	$6.82	$11.33	$10.98
Number of accumulation units outstanding at end of period	54,870	38,658	29,048	12,160
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.51	$13.21	$11.92	$11.36	$10.06
Value at end of period	$13.45	$9.51	$13.21	$11.92	$11.36
Number of accumulation units outstanding at end of period	133,378	132,881	149,611	212,781	266,161
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$6.79	$11.24	$9.89	$9.99
Value at end of period	$9.39	$6.79	$11.24	$9.89
Number of accumulation units outstanding at end of period	395,313	483,580	529,758	625,810

ILIAC Variable Annuity - INGVA

IV-2

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.81	$11.14	$10.96	$9.94
Value at end of period	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	168,181	129,483	93,686	63,273
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.35	$11.92	$12.84
Value at end of period	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	100,587	81,918	66,062
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.68	$13.14	$9.96	$10.26
Value at end of period	$10.46	$7.68	$13.14	$9.96
Number of accumulation units outstanding at end of period	90,285	80,820	81,647	58,435
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14	$11.498
Value at end of period	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14
Number of accumulation units outstanding at end of period	1,032,614	835,276	603,244	822,465	955,103	1,061,351	1,213,385	1,413,021	1,650,395	1,630,201
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839	$13.193
Value at end of period	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839
Number of accumulation units outstanding at end of period	1,564,084	1,516,955	1,689,866	1,906,034	2,368,146	2,759,569	3,215,532	3,628,671	4,201,884	4,191,119
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018	$10.145
Value at end of period	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018
Number of accumulation units outstanding at end of period	1,038,721	997,679	723,089	919,428	1,098,270	1,069,558	1,257,971	1,452,812	1,338,812	722,145
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.08
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	114,512
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.00	$12.92	$13.25	$11.44	$10.24
Value at end of period	$11.36	$9.00	$12.92	$13.25	$11.44
Number of accumulation units outstanding at end of period	70,121	79,400	113,083	172,618	350,676
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933	$15.499
Value at end of period	$7.16	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933
Number of accumulation units outstanding at end of period	208,999	250,683	280,356	361,846	444,306	556,578	664,936	688,422	853,538	844,849
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.01	$11.17	$10.82	$9.88
Value at end of period	$8.25	$7.01	$11.17	$10.82
Number of accumulation units outstanding at end of period	17,655	16,249	6,610	6,195
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.76	$11.44	$10.11	$9.15
Value at end of period	$8.64	$6.76	$11.44	$10.11
Number of accumulation units outstanding at end of period	9,310	31,529	26,748	18,994

ILIAC Variable Annuity - INGVA

IV-3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.14	$18.27	$15.30	$12.45	$10.10
Value at end of period	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	65,180	97,677	138,555	243,016	192,878
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.25	$12.00	$11.62	$10.46	$10.14
Value at end of period	$10.83	$9.25	$12.00	$11.62	$10.46
Number of accumulation units outstanding at end of period	1,106,608	1,439,660	1,605,202	2,289,415	3,060,671
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476	$10.181
Value at end of period	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476
Number of accumulation units outstanding at end of period	120,545	116,506	148,281	182,941	324,578	349,195	219,160	120,171	31,788
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186	$10.615
Value at end of period	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186
Number of accumulation units outstanding at end of period	2,035,983	2,988,799	2,695,517	3,097,409	3,537,817	2,815,301	1,967,775	3,154,101	3,693,592	2,214,734
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	957,210	1,090,401	1,272,025	1,644,706	1,912,409
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.81	$11.72	$10.88	$10.13	$10.01
Value at end of period	$11.81	$9.81	$11.72	$10.88	$10.13
Number of accumulation units outstanding at end of period	669,257	804,002	908,085	1,038,725	1,293,593
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.57
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	138,647
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.64	$13.33	$12.77	$11.02	$10.23
Value at end of period	$10.66	$8.64	$13.33	$12.77	$11.02
Number of accumulation units outstanding at end of period	219,668	276,102	324,341	459,403	552,003
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.25	$9.94
Value at end of period	$12.00	$7.25
Number of accumulation units outstanding at end of period	257,636	300,691
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.32	$11.05	$10.58	$10.03
Value at end of period	$9.08	$7.32	$11.05	$10.58
Number of accumulation units outstanding at end of period	31,756	46,012	40,111	10,637
ILIAC Variable Annuity - INGVA

IV-4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	201,605
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.50
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	288,918
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	234,551
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.02
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	478,662
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.58
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	208,860
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.61
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	332,532
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497	$10.065
Value at end of period	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497
Number of accumulation units outstanding at end of period	106,955	121,748	144,876	172,834	204,440	228,383	175,467	117,669	73,607
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82	$12.128
Value at end of period	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82
Number of accumulation units outstanding at end of period	371,326	400,462	490,652	684,407	879,607	1,151,775	1,313,138	1,077,683	886,919	578,289
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.01	$14.23	$12.67	$11.73	$10.04
Value at end of period	$11.62	$8.01	$14.23	$12.67	$11.73
Number of accumulation units outstanding at end of period	731,147	824,868	939,670	1,229,215	1,630,598
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.20	$11.31	$11.08	$10.04
Value at end of period	$8.92	$7.20	$11.31	$11.08
Number of accumulation units outstanding at end of period	49,928	65,794	47,108	37,896

ILIAC Variable Annuity - INGVA

IV-5

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.26	$10.14
Value at end of period	$8.20	$6.26
Number of accumulation units outstanding at end of period	472,634	541,950
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.76	$11.31	$11.15	$9.79
Value at end of period	$8.85	$6.76	$11.31	$11.15
Number of accumulation units outstanding at end of period	8,986	10,164	27,728	15,467
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03	$15.023
Value at end of period	$10.85	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03
Number of accumulation units outstanding at end of period	260,562	300,734	325,370	366,594	446,019	555,400	666,673	760,839	863,568	643,763
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755	$12.424
Value at end of period	$9.25	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755
Number of accumulation units outstanding at end of period	160,162	195,454	167,864	234,470	309,846	341,549	331,059	358,337	416,034	383,389
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.48	$12.49	$12.18	$10.91	$10.06
Value at end of period	$11.52	$9.48	$12.49	$12.18	$10.91
Number of accumulation units outstanding at end of period	1,309,701	1,577,267	1,864,760	2,450,442	2,802,327
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.65	$9.99	$10.47	$9.33
Value at end of period	$8.57	$6.65	$9.99	$10.47
Number of accumulation units outstanding at end of period	9,086	6,567	4,716	990

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428	$9.607
Value at end of period	$11.22	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428
Number of accumulation units outstanding at end of period	7,162	26,249	193,614	217,382	231,760	141,674	99,481	79,561	68,936	10,423
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64	$10.074
Value at end of period	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64
Number of accumulation units outstanding at end of period	8,289	23,444	100,337	131,926	133,994	145,501	92,558	51,427	61,951	7,261
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$7.48	$12.33	$12.03	$10.70	$10.36	$10.18
Value at end of period	$9.58	$7.48	$12.33	$12.03	$10.70	$10.36
Number of accumulation units outstanding at end of period	6,580	17,711	96,829	101,813	46,654	3,297

ILIAC Variable Annuity - INGVA

IV-6

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.67	$14.03	$12.80	$11.89	$10.49	$10.08
Value at end of period	$10.43	$7.67	$14.03	$12.80	$11.89	$10.49
Number of accumulation units outstanding at end of period	2,436	18,184	97,610	99,588	34,597	496
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$9.65	$17.09	$14.59	$12.57	$10.59	$10.41
Value at end of period	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59
Number of accumulation units outstanding at end of period	1,780	14,523	87,482	97,070	49,272	2,432
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.82	$12.33	$10.79	$9.53
Value at end of period	$8.04	$6.82	$12.33	$10.79
Number of accumulation units outstanding at end of period	673	2,737	11,203	64,719
ING BALANCED PORTFOLIO, INC.
Value at beginning of period	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52	$9.924
Value at end of period	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52
Number of accumulation units outstanding at end of period	3,271	4,275	37,216	46,677	66,062	71,463	80,704	77,192	74,575	29,543
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.03	$10.46	$10.05	$9.61
Value at end of period	$8.00	$6.03	$10.46	$10.05
Number of accumulation units outstanding at end of period	739	2,124	6,323	2,978
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.83	$9.74	$10.03
Value at end of period	$7.47	$5.83	$9.74
Number of accumulation units outstanding at end of period	4,957	7,515	30,387
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08	$8.131
Value at end of period	$4.36	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08
Number of accumulation units outstanding at end of period	754	3,287	12,695	19,589	26,588	29,626	22,775	22,240	31,073	27,016
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.11	$12.35	$13.58	$10.32
Value at end of period	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	389	6,731	12,363	11,301
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.65	$11.15	$10.91	$9.50
Value at end of period	$8.58	$6.65	$11.15	$10.91
Number of accumulation units outstanding at end of period	0	1,241	11,658	9,975
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.18	$12.88	$11.73	$11.29	$11.02
Value at end of period	$12.85	$9.18	$12.88	$11.73	$11.29
Number of accumulation units outstanding at end of period	7,048	12,253	27,644	48,619	72,586

ILIAC Variable Annuity - INGVA

IV-7

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.62	$11.06	$9.82	$10.28
Value at end of period	$9.06	$6.62	$11.06	$9.82
Number of accumulation units outstanding at end of period	8,715	13,867	35,481	95,741
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.61	$10.96	$10.89	$9.94
Value at end of period	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	1,275	1,462	20,157	16,201
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.23	$11.85	$12.68
Value at end of period	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	1,421	2,896	11,357
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.49	$12.93	$9.89	$9.39
Value at end of period	$10.10	$7.49	$12.93	$9.89
Number of accumulation units outstanding at end of period	291	1,317	22,187	6,436
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962	$9.312
Value at end of period	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962
Number of accumulation units outstanding at end of period	28,833	43,500	38,070	55,589	64,417	86,309	80,267	77,343	70,511	6,539
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991	$10.031
Value at end of period	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991
Number of accumulation units outstanding at end of period	19,840	198,590	372,830	107,306	150,783	174,585	202,025	220,225	197,497	12,685
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459	$10.323
Value at end of period	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459
Number of accumulation units outstanding at end of period	18,196	65,938	69,840	63,076	75,004	65,243	66,982	72,408	134,013	2,717
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.48
Value at end of period	$13.91
Number of accumulation units outstanding at end of period	1,384
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.69	$12.59	$13.04	$11.36	$10.73
Value at end of period	$10.86	$8.69	$12.59	$13.04	$11.36
Number of accumulation units outstanding at end of period	108	2,397	10,340	15,431	12,055
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605	$8.273
Value at end of period	$4.57	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605
Number of accumulation units outstanding at end of period	4,654	4,820	33,472	43,973	78,560	96,803	97,562	58,907	74,707	22,160
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period			$10.75	$9.40
Value at end of period			$10.99	$10.75
Number of accumulation units outstanding at end of period			0	497

ILIAC Variable Annuity - INGVA

IV-8

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period		$11.25	$10.05	$9.26
Value at end of period		$6.59	$11.25	$10.05
Number of accumulation units outstanding at end of period		0	2,806	2,804
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.82	$17.81	$15.06	$12.37	$10.06
Value at end of period	$11.91	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	0	5,283	19,967	19,716	11,954
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.93	$11.69	$11.43	$10.39	$10.06
Value at end of period	$10.35	$8.93	$11.69	$11.43	$10.39
Number of accumulation units outstanding at end of period	12,437	28,207	119,216	176,475	205,538
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42	$9.481
Value at end of period	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42
Number of accumulation units outstanding at end of period	1,712	2,772	19,247	32,261	40,741	42,360	13,425	7,015	288
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13	$10.014
Value at end of period	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13
Number of accumulation units outstanding at end of period	2,779	44,564	441,840	806,410	579,969	234,870	226,002	207,160	290,006	92,189
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	5,690	7,176	65,838	97,726	141,518
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.47	$11.42	$10.70	$10.06	$10.00
Value at end of period	$11.29	$9.47	$11.42	$10.70	$10.06
Number of accumulation units outstanding at end of period	4,005	15,899	140,662	128,634	98,237
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.48
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	254
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.34	$12.99	$12.57	$10.95	$10.53
Value at end of period	$10.19	$8.34	$12.99	$12.57	$10.95
Number of accumulation units outstanding at end of period	3,593	8,422	23,331	44,031	48,242
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.22	$9.93
Value at end of period	$11.84	$7.22
Number of accumulation units outstanding at end of period	3,925	13,504

ILIAC Variable Annuity - INGVA

IV-9

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	1,636
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	3,822
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.02
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	4,836
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.95
Value at end of period	$12.84
Number of accumulation units outstanding at end of period	6,808
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63
Value at end of period	$12.47
Number of accumulation units outstanding at end of period	787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441	$10.175
Value at end of period	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441
Number of accumulation units outstanding at end of period	0	4,971	35,408	41,407	53,187	38,830	13,008	11,288	2,354
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223	$9.222
Value at end of period	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223
Number of accumulation units outstanding at end of period	3,614	12,111	51,932	64,131	59,629	60,875	42,546	36,062	31,930	3,438
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.73	$13.87	$12.47	$11.65	$10.03
Value at end of period	$11.11	$7.73	$13.87	$12.47	$11.65
Number of accumulation units outstanding at end of period	3,013	10,717	85,018	111,843	108,135
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.02	$11.13	$11.01	$9.74
Value at end of period	$8.60	$7.02	$11.13	$11.01
Number of accumulation units outstanding at end of period	510	510	4,245	3,937
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.22	$10.14
Value at end of period	$8.07	$6.22
Number of accumulation units outstanding at end of period	9,433	18,852

ILIAC Variable Annuity - INGVA

IV-10

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.58	$11.13	$11.08	$9.24
Value at end of period	$8.54	$6.58	$11.13	$11.08
Number of accumulation units outstanding at end of period	3,230	3,868	11,799	9,716
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79	$9.186
Value at end of period	$6.24	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79
Number of accumulation units outstanding at end of period	106	6,021	14,254	63,636	82,579	97,534	108,388	114,025	126,421	94,883
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715	$9.414
Value at end of period	$6.28	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715
Number of accumulation units outstanding at end of period	6,205	16,056	27,677	35,717	36,902	37,968	35,349	38,140	51,496	2,326
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.15	$12.17	$11.98	$10.84	$10.06
Value at end of period	$11.01	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	2,422	6,525	92,011	124,372	113,062

ILIAC Variable Annuity - INGVA

IV-11

Part B

VARIABLE ANNUITY ACCOUNT B
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

ING VARIABLE ANNUITY
Statement of Additional Information
Dated
April 30, 2010

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 30, 2010.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
Customer Service Center
P.O. Box 9271
Des Moines, IA 50306-9271
1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company
was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna
Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in
1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our
Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each fund, including its investment objective, policies, risks and fees and expenses, is contained in the fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities
Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way,
Windsor, Connecticut 06095-4774.. ING Financial Advisers, LLC offers the securities under the Contracts on a continuous basis, however, the Contract is no longer available to new purchasers. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and
Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31,
2009, 2008, 2007 and amounted to $1,658,134.85 , $2,501,353.46 and $2,666,060.62, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of
ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each
$1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than
5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current
Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of
3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current
Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be
.9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s
Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s
Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal,
Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of
December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009 the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2009, including portfolio names. Portfolio name changes after December 31, 2009 are not reflected in this information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993	$12.966
Value at end of period	$15.56	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993
Number of accumulation units outstanding at end of period	1,220,934	1,453,754	1,815,960	2,563,000	3,284,830	3,122,247	2,257,322	2,018,022	2,109,547	1,991,818
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21	$10.438
Value at end of period	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21
Number of accumulation units outstanding at end of period	736,761	939,281	1,141,203	1,684,053	2,042,506	2,406,797	1,917,301	1,734,825	1,805,355	1,176,439
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.78	$12.71	$12.28	$10.82	$10.37	$10.08
Value at end of period	$10.06	$7.78	$12.71	$12.28	$10.82	$10.37
Number of accumulation units outstanding at end of period	307,722	359,054	413,753	641,967	560,145	77,766
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.98	$14.46	$13.06	$12.03	$10.50	$10.02
Value at end of period	$10.96	$7.98	$14.46	$13.06	$12.03	$10.50
Number of accumulation units outstanding at end of period	379,649	458,590	495,819	788,860	535,898	64,970
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.04	$17.62	$14.89	$12.71	$10.61	$9.92
Value at end of period	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61
Number of accumulation units outstanding at end of period	306,635	350,045	392,021	531,720	775,024	458,582
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.00	$12.53	$10.86	$10.18
Value at end of period	$8.33	$7.00	$12.53	$10.86
Number of accumulation units outstanding at end of period	158,704	213,965	269,608	336,504
ING BALANCED PORTFOLIO
Value at beginning of period	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457	$11.632
Value at end of period	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457
Number of accumulation units outstanding at end of period	462,951	577,851	738,056	933,000	1,166,813	1,305,749	1,029,178	993,956	1,075,274	788,863
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.19	$10.63	$10.11	$9.82
Value at end of period	$8.28	$6.19	$10.63	$10.11
Number of accumulation units outstanding at end of period	33,266	45,908	41,397	137,397

ILIAC Variable Annuity – INGVA

CFI 1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.93	$9.80	$10.03
Value at end of period	$7.67	$5.93	$9.80
Number of accumulation units outstanding at end of period	581,106	663,378	796,839
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842	$9.999
Value at end of period	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842
Number of accumulation units outstanding at end of period	233,270	255,180	315,629	333,574	377,307	466,053	729,378	588,646	572,939	367,378
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.30	$12.55	$13.67	$11.17
Value at end of period	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	63,621	64,670	101,969	70,366
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.72	$10.28	$10.08	$8.88
Value at end of period	$8.30	$6.72	$10.28	$10.08
Number of accumulation units outstanding at end of period	31,590	42,429	51,801	145,330
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.82	$11.33	$10.98	$9.90
Value at end of period	$8.89	$6.82	$11.33	$10.98
Number of accumulation units outstanding at end of period	54,870	38,658	29,048	12,160
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.51	$13.21	$11.92	$11.36	$10.06
Value at end of period	$13.45	$9.51	$13.21	$11.92	$11.36
Number of accumulation units outstanding at end of period	133,378	132,881	149,611	212,781	266,161
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$6.79	$11.24	$9.89	$9.99
Value at end of period	$9.39	$6.79	$11.24	$9.89
Number of accumulation units outstanding at end of period	395,313	483,580	529,758	625,810
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.81	$11.14	$10.96	$9.94
Value at end of period	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	168,181	129,483	93,686	63,273
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.35	$11.92	$12.84
Value at end of period	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	100,587	81,918	66,062
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.68	$13.14	$9.96	$10.26
Value at end of period	$10.46	$7.68	$13.14	$9.96
Number of accumulation units outstanding at end of period	90,285	80,820	81,647	58,435

ILIAC Variable Annuity – INGVA

CFI 2

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14	$11.498
Value at end of period	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14
Number of accumulation units outstanding at end of period	1,032,614	835,276	603,244	822,465	955,103	1,061,351	1,213,385	1,413,021	1,650,395	1,630,201
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839	$13.193
Value at end of period	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839
Number of accumulation units outstanding at end of period	1,564,084	1,516,955	1,689,866	1,906,034	2,368,146	2,759,569	3,215,532	3,628,671	4,201,884	4,191,119
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018	$10.145
Value at end of period	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018
Number of accumulation units outstanding at end of period	1,038,721	997,679	723,089	919,428	1,098,270	1,069,558	1,257,971	1,452,812	1,338,812	722,145
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.08
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	114,512
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.00	$12.92	$13.25	$11.44	$10.24
Value at end of period	$11.36	$9.00	$12.92	$13.25	$11.44
Number of accumulation units outstanding at end of period	70,121	79,400	113,083	172,618	350,676
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933	$15.499
Value at end of period	$7.16	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933
Number of accumulation units outstanding at end of period	208,999	250,683	280,356	361,846	444,306	556,578	664,936	688,422	853,538	844,849
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.01	$11.17	$10.82	$9.88
Value at end of period	$8.25	$7.01	$11.17	$10.82
Number of accumulation units outstanding at end of period	17,655	16,249	6,610	6,195
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.76	$11.44	$10.11	$9.15
Value at end of period	$8.64	$6.76	$11.44	$10.11
Number of accumulation units outstanding at end of period	9,310	31,529	26,748	18,994
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.14	$18.27	$15.30	$12.45	$10.10
Value at end of period	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	65,180	97,677	138,555	243,016	192,878
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.25	$12.00	$11.62	$10.46	$10.14
Value at end of period	$10.83	$9.25	$12.00	$11.62	$10.46
Number of accumulation units outstanding at end of period	1,106,608	1,439,660	1,605,202	2,289,415	3,060,671
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476	$10.181
Value at end of period	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476
Number of accumulation units outstanding at end of period	120,545	116,506	148,281	182,941	324,578	349,195	219,160	120,171	31,788

ILIAC Variable Annuity – INGVA

CFI 3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186	$10.615
Value at end of period	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186
Number of accumulation units outstanding at end of period	2,035,983	2,988,799	2,695,517	3,097,409	3,537,817	2,815,301	1,967,775	3,154,101	3,693,592	2,214,734
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	957,210	1,090,401	1,272,025	1,644,706	1,912,409
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.81	$11.72	$10.88	$10.13	$10.01
Value at end of period	$11.81	$9.81	$11.72	$10.88	$10.13
Number of accumulation units outstanding at end of period	669,257	804,002	908,085	1,038,725	1,293,593
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.57
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	138,647
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.64	$13.33	$12.77	$11.02	$10.23
Value at end of period	$10.66	$8.64	$13.33	$12.77	$11.02
Number of accumulation units outstanding at end of period	219,668	276,102	324,341	459,403	552,003
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.25	$9.94
Value at end of period	$12.00	$7.25
Number of accumulation units outstanding at end of period	257,636	300,691
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.32	$11.05	$10.58	$10.03
Value at end of period	$9.08	$7.32	$11.05	$10.58
Number of accumulation units outstanding at end of period	31,756	46,012	40,111	10,637
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	201,605
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.50
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	288,918
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	234,551

ILIAC Variable Annuity – INGVA

CFI 4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.02
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	478,662
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.58
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	208,860
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.61
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	332,532
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497	$10.065
Value at end of period	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497
Number of accumulation units outstanding at end of period	106,955	121,748	144,876	172,834	204,440	228,383	175,467	117,669	73,607
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82	$12.128
Value at end of period	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82
Number of accumulation units outstanding at end of period	371,326	400,462	490,652	684,407	879,607	1,151,775	1,313,138	1,077,683	886,919	578,289
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.01	$14.23	$12.67	$11.73	$10.04
Value at end of period	$11.62	$8.01	$14.23	$12.67	$11.73
Number of accumulation units outstanding at end of period	731,147	824,868	939,670	1,229,215	1,630,598
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.20	$11.31	$11.08	$10.04
Value at end of period	$8.92	$7.20	$11.31	$11.08
Number of accumulation units outstanding at end of period	49,928	65,794	47,108	37,896
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.26	$10.14
Value at end of period	$8.20	$6.26
Number of accumulation units outstanding at end of period	472,634	541,950
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.76	$11.31	$11.15	$9.79
Value at end of period	$8.85	$6.76	$11.31	$11.15
Number of accumulation units outstanding at end of period	8,986	10,164	27,728	15,467
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03	$15.023
Value at end of period	$10.85	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03
Number of accumulation units outstanding at end of period	260,562	300,734	325,370	366,594	446,019	555,400	666,673	760,839	863,568	643,763
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755	$12.424
Value at end of period	$9.25	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755
Number of accumulation units outstanding at end of period	160,162	195,454	167,864	234,470	309,846	341,549	331,059	358,337	416,034	383,389

ILIAC Variable Annuity – INGVA		CFI 5

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.48	$12.49	$12.18	$10.91	$10.06
Value at end of period	$11.52	$9.48	$12.49	$12.18	$10.91
Number of accumulation units outstanding at end of period	1,309,701	1,577,267	1,864,760	2,450,442	2,802,327
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.65	$9.99	$10.47	$9.33
Value at end of period	$8.57	$6.65	$9.99	$10.47
Number of accumulation units outstanding at end of period	9,086	6,567	4,716	990

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$11.22	$19.76	$17.02	$15.43	$13.36	$11.71	$9.23	$10.315	$11.904	$12.909
Value at end of period	$15.03	$11.22	$19.76	$17.02	$15.43	$13.36	$11.71	$9.23	$10.315	$11.904
Number of accumulation units outstanding at end of period	1,396,280	1,579,285	1,903,189	2,663,915	3,235,173	3,063,454	2,423,626	2,369,434	2,524,943	2,706,891
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$8.55	$15.10	$15.06	$12.69	$12.14	$11.02	$8.56	$10.443	$11.127	$10.392
Value at end of period	$11.00	$8.55	$15.10	$15.06	$12.69	$12.14	$11.02	$8.56	$10.443	$11.127
Number of accumulation units outstanding at end of period	978,626	1,181,565	1,413,860	1,930,750	2,518,931	2,738,588	2,405,810	2,273,947	2,332,214	2,028,220
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.68	$12.59	$12.20	$10.78	$10.37	$10.01
Value at end of period	$9.91	$7.68	$12.59	$12.20	$10.78	$10.37
Number of accumulation units outstanding at end of period	484,756	529,159	579,713	804,970	698,605	73,449
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.88	$14.32	$12.98	$11.99	$10.50	$9.95
Value at end of period	$10.79	$7.88	$14.32	$12.98	$11.99	$10.50
Number of accumulation units outstanding at end of period	460,755	501,572	485,885	630,882	532,331	52,636
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.91	$17.45	$14.80	$12.66	$10.60	$9.92
Value at end of period	$13.94	$9.91	$17.45	$14.80	$12.66	$10.60
Number of accumulation units outstanding at end of period	468,626	526,282	517,521	701,548	632,879	128,126
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.94	$12.47	$10.84	$10.12
Value at end of period	$8.24	$6.94	$12.47	$10.84
Number of accumulation units outstanding at end of period	113,426	124,684	131,245	119,793
ING BALANCED PORTFOLIO, INC.
Value at beginning of period	$10.00	$14.09	$13.51	$12.44	$12.08	$11.18	$9.53	$10.757	$11.372	$11.581
Value at end of period	$11.77	$10.00	$14.09	$13.51	$12.44	$12.08	$11.18	$9.53	$10.757	$11.372
Number of accumulation units outstanding at end of period	403,318	484,220	547,915	750,983	924,758	964,065	742,506	701,902	759,422	741,768

ILIAC Variable Annuity – INGVA

CFI 6

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.14	$10.58	$10.09	$10.18
Value at end of period	$8.19	$6.14	$10.58	$10.09
Number of accumulation units outstanding at end of period	36,955	32,127	24,933	71,497
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.90	$9.78	$10.03
Value at end of period	$7.60	$5.90	$9.78
Number of accumulation units outstanding at end of period	782,479	896,771	1,095,179
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83	$9.999
Value at end of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Number of accumulation units outstanding at end of period	195,952	201,095	275,823	338,658	412,639	439,023	508,346	381,818	433,715	223,693
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.24	$12.48	$13.64	$11.46
Value at end of period	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	34,960	27,093	18,591	12,418
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.66	$10.23	$10.06	$10.24
Value at end of period	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	22,632	32,316	37,485	63,674
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.77	$11.27	$10.96	$10.09
Value at end of period	$8.79	$6.77	$11.27	$10.96
Number of accumulation units outstanding at end of period	61,406	53,798	38,374	19,537
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.40	$13.11	$11.86	$11.34	$10.74
Value at end of period	$13.26	$9.40	$13.11	$11.86	$11.34
Number of accumulation units outstanding at end of period	160,854	178,915	206,655	265,688	370,606
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$6.74	$11.19	$9.87	$9.99
Value at end of period	$9.29	$6.74	$11.19	$9.87
Number of accumulation units outstanding at end of period	396,491	466,427	545,789	667,246
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.74	$11.09	$10.94	$9.99
Value at end of period	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	173,292	177,286	173,785	80,343
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.31	$11.90	$12.57
Value at end of period	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	110,531	115,204	116,235

ILIAC Variable Annuity – INGVA

CFI 7

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.62	$13.08	$9.94	$10.36
Value at end of period	$10.35	$7.62	$13.08	$9.94
Number of accumulation units outstanding at end of period	70,792	72,902	50,413	39,399
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.30	$10.22	$9.64	$8.55	$8.00	$7.48	$6.01	$8.11	$10.065	$11.447
Value at end of period	$8.10	$6.30	$10.22	$9.64	$8.55	$8.00	$7.48	$6.01	$8.11	$10.065
Number of accumulation units outstanding at end of period	967,785	545,596	579,841	775,592	978,108	1,142,343	1,277,114	1,439,279	1,759,669	1,840,246
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.00	$12.90	$12.44	$11.00	$10.57	$9.68	$7.77	$10.024	$11.752	$13.136
Value at end of period	$9.73	$8.00	$12.90	$12.44	$11.00	$10.57	$9.68	$7.77	$10.024	$11.752
Number of accumulation units outstanding at end of period	1,446,039	1,173,295	1,379,556	1,519,687	1,983,342	2,357,139	2,732,299	3,014,921	3,558,547	3,665,275
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.53	$14.97	$14.30	$13.91	$13.66	$13.19	$12.56	$11.743	$10.937	$10.101
Value at end of period	$14.90	$13.53	$14.97	$14.30	$13.91	$13.66	$13.19	$12.56	$11.743	$10.937
Number of accumulation units outstanding at end of period	1,115,646	1,064,004	871,275	1,076,685	1,238,719	1,246,912	1,229,859	1,436,808	1,394,133	1,025,035
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.77
Value at end of period	$13.98
Number of accumulation units outstanding at end of period	101,064
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.90	$12.82	$13.19	$11.42	$10.38
Value at end of period	$11.20	$8.90	$12.82	$13.19	$11.42
Number of accumulation units outstanding at end of period	80,748	87,644	102,195	166,054	198,719
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.29	$8.82	$9.07	$8.33	$7.57	$6.99	$5.12	$8.015	$10.853	$15.431
Value at end of period	$6.91	$5.29	$8.82	$9.07	$8.33	$7.57	$6.99	$5.12	$8.015	$10.853
Number of accumulation units outstanding at end of period	272,758	311,754	358,341	441,323	578,149	656,230	747,149	836,353	1,011,359	1,063,458
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.96	$11.11	$10.80	$10.10
Value at end of period	$8.16	$6.96	$11.11	$10.80
Number of accumulation units outstanding at end of period	30,399	30,936	37,399	49,789
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.71	$11.38	$10.09	$10.13
Value at end of period	$8.54	$6.71	$11.38	$10.09
Number of accumulation units outstanding at end of period	23,542	24,092	16,127	7,360
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.04	$18.12	$15.22	$12.43	$10.10
Value at end of period	$12.28	$9.04	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	91,954	131,110	145,346	184,873	248,833
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.15	$11.91	$11.56	$10.43	$10.07
Value at end of period	$10.68	$9.15	$11.91	$11.56	$10.43
Number of accumulation units outstanding at end of period	1,386,918	1,615,945	2,036,080	2,874,990	3,876,560

ILIAC Variable Annuity – INGVA

CFI 8

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$8.07	$13.12	$10.59	$9.96	$9.16	$8.34	$6.18	$8.458	$10.125
Value at end of period	$11.23	$8.07	$13.12	$10.59	$9.96	$9.16	$8.34	$6.18	$8.458
Number of accumulation units outstanding at end of period	85,586	121,642	131,826	201,732	315,418	347,515	263,134	138,997	27,540
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.61	$12.44	$11.98	$11.57	$11.37	$11.39	$11.44	$11.396	$11.103	$10.569
Value at end of period	$12.49	$12.61	$12.44	$11.98	$11.57	$11.37	$11.39	$11.44	$11.396	$11.103
Number of accumulation units outstanding at end of period	2,595,401	3,116,885	2,846,918	3,939,178	4,622,461	3,781,977	1,880,007	2,724,201	2,794,371	1,993,511
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	930,294	1,047,042	1,190,137	1,527,189	1,802,269
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.70	$11.63	$10.83	$10.11	$10.01
Value at end of period	$11.65	$9.70	$11.63	$10.83	$10.11
Number of accumulation units outstanding at end of period	730,572	877,000	939,889	1,340,318	1,677,193
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.56
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	146,751
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.55	$13.22	$12.71	$11.00	$10.23
Value at end of period	$10.51	$8.55	$13.22	$12.71	$11.00
Number of accumulation units outstanding at end of period	352,635	419,246	535,982	702,557	914,117
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.24	$9.94
Value at end of period	$11.95	$7.24
Number of accumulation units outstanding at end of period	388,308	422,502
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.26	$11.00	$10.55	$10.05
Value at end of period	$8.98	$7.26	$11.00	$10.55
Number of accumulation units outstanding at end of period	39,316	33,527	26,073	7,068
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	212,629
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.50
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	349,777

ILIAC Variable Annuity – INGVA

CFI 9

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	396,344
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.02
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	518,847
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.97
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	319,623
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.65
Value at end of period	$12.53
Number of accumulation units outstanding at end of period	340,110
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$5.84	$9.04	$8.33	$7.51	$6.99	$6.44	$4.71	$8.479	$10.064
Value at end of period	$7.53	$5.84	$9.04	$8.33	$7.51	$6.99	$6.44	$4.71	$8.479
Number of accumulation units outstanding at end of period	87,766	104,013	115,577	192,022	247,139	249,195	233,330	101,824	37,135
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$13.58	$19.95	$19.08	$16.54	$15.19	$13.45	$9.91	$13.068	$12.726	$12.074
Value at end of period	$17.11	$13.58	$19.95	$19.08	$16.54	$15.19	$13.45	$9.91	$13.068	$12.726
Number of accumulation units outstanding at end of period	311,928	357,244	424,905	523,573	657,269	743,438	709,514	617,861	558,858	419,834
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.92	$14.12	$12.61	$11.70	$10.04
Value at end of period	$11.46	$7.92	$14.12	$12.61	$11.70
Number of accumulation units outstanding at end of period	636,044	710,684	794,971	1,040,224	1,300,668
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.14	$11.25	$11.05	$9.96
Value at end of period	$8.82	$7.14	$11.25	$11.05
Number of accumulation units outstanding at end of period	100,785	89,803	27,334	19,203
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.25	$10.14
Value at end of period	$8.16	$6.25
Number of accumulation units outstanding at end of period	549,593	638,393
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.70	$11.25	$11.12	$10.02
Value at end of period	$8.75	$6.70	$11.25	$11.12
Number of accumulation units outstanding at end of period	19,974	20,252	23,755	11,918
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$7.33	$12.33	$11.64	$10.09	$10.06	$9.02	$7.14	$10.347	$13.926	$14.957
Value at end of period	$10.48	$7.33	$12.33	$11.64	$10.09	$10.06	$9.02	$7.14	$10.347	$13.926
Number of accumulation units outstanding at end of period	257,397	281,874	319,608	402,460	525,424	654,366	726,481	775,399	911,394	845,124

ILIAC Variable Annuity – INGVA		CFI 10

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$6.86	$11.54	$11.55	$10.21	$9.45	$8.34	$6.76	$9.115	$11.668	$12.37
Value at end of period	$8.93	$6.86	$11.54	$11.55	$10.21	$9.45	$8.34	$6.76	$9.115	$11.668
Number of accumulation units outstanding at end of period	198,124	236,400	316,974	345,710	433,550	503,215	549,257	619,494	766,265	740,495
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.38	$12.39	$12.12	$10.89	$10.06
Value at end of period	$11.36	$9.38	$12.39	$12.12	$10.89
Number of accumulation units outstanding at end of period	1,456,310	1,750,546	1,930,759	2,565,653	3,045,909
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.60	$9.94	$10.45	$9.58
Value at end of period	$8.48	$6.60	$9.94	$10.45
Number of accumulation units outstanding at end of period	16,898	7,268	11,930	10,536

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$11.04	$19.48	$16.80	$15.25	$13.23	$11.62	$9.17	$10.262	$11.86	$12.881
Value at end of period	$14.77	$11.04	$19.48	$16.80	$15.25	$13.23	$11.62	$9.17	$10.262	$11.86
Number of accumulation units outstanding at end of period	455,692	526,260	572,352	807,319	1,073,136	1,108,634	908,324	842,283	1,021,502	1,105,565
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$8.42	$14.89	$14.87	$12.55	$12.02	$10.93	$8.51	$10.388	$11.086	$10.369
Value at end of period	$10.81	$8.42	$14.89	$14.87	$12.55	$12.02	$10.93	$8.51	$10.388	$11.086
Number of accumulation units outstanding at end of period	296,023	325,453	393,081	537,979	815,057	988,726	767,724	665,354	681,661	597,258
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.64	$12.53	$12.16	$10.76	$10.36	$10.15
Value at end of period	$9.83	$7.64	$12.53	$12.16	$10.76	$10.36
Number of accumulation units outstanding at end of period	251,713	311,714	276,357	346,847	292,364	34,306
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$7.83	$14.25	$12.94	$11.96	$10.49	$10.38
Value at end of period	$10.71	$7.83	$14.25	$12.94	$11.96	$10.49
Number of accumulation units outstanding at end of period	242,809	294,458	252,841	257,030	180,866	4,609
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.85	$17.36	$14.75	$12.64	$10.60	$10.00
Value at end of period	$13.83	$9.85	$17.36	$14.75	$12.64	$10.60
Number of accumulation units outstanding at end of period	203,080	215,650	185,031	217,631	277,605	149,631
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.91	$12.44	$10.83	$9.35
Value at end of period	$8.19	$6.91	$12.44	$10.83
Number of accumulation units outstanding at end of period	48,431	57,594	60,695	82,998

ILIAC Variable Annuity – INGVA

CFI 11

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BALANCED PORTFOLIO, INC.
Value at beginning of period	$9.84	$13.88	$13.34	$12.30	$11.97	$11.09	$9.46	$10.701	$11.33	$11.555
Value at end of period	$11.57	$9.84	$13.88	$13.34	$12.30	$11.97	$11.09	$9.46	$10.701	$11.33
Number of accumulation units outstanding at end of period	173,959	228,510	273,547	328,104	416,857	429,399	361,022	324,406	390,130	383,215
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.11	$10.55	$10.08	$9.10
Value at end of period	$8.15	$6.11	$10.55	$10.08
Number of accumulation units outstanding at end of period	13,115	15,119	9,324	48,655
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.88	$9.77	$10.03
Value at end of period	$7.57	$5.88	$9.77
Number of accumulation units outstanding at end of period	307,529	322,430	380,284
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824	$8.693
Value at end of period	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Number of accumulation units outstanding at end of period	28,506	27,538	45,946	50,794	50,452	62,319	98,525	55,830	79,126	74,724
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.21	$12.45	$13.62	$11.31
Value at end of period	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	11,939	11,943	8,482	18,346
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.63	$10.21	$10.05	$9.68
Value at end of period	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	16,283	20,158	19,063	44,497
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.74	$11.24	$10.95	$9.66
Value at end of period	$8.74	$6.74	$11.24	$10.95
Number of accumulation units outstanding at end of period	32,120	31,403	19,203	14,732
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.35	$13.05	$11.83	$11.33	$11.05
Value at end of period	$13.16	$9.35	$13.05	$11.83	$11.33
Number of accumulation units outstanding at end of period	76,750	83,157	94,790	139,309	182,654
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$6.71	$11.16	$9.86	$9.99
Value at end of period	$9.23	$6.71	$11.16	$9.86
Number of accumulation units outstanding at end of period	157,489	167,234	197,400	158,234
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.71	$11.06	$10.93	$10.02
Value at end of period	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	92,866	83,210	94,556	33,373

ILIAC Variable Annuity – INGVA

CFI 12

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.29	$11.89	$12.58
Value at end of period	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	32,738	33,368	28,461	17,201
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.59	$13.04	$9.93	$10.50
Value at end of period	$10.29	$7.59	$13.04	$9.93
Number of accumulation units outstanding at end of period	26,729	34,320	25,587	17,201
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.20	$10.08	$9.52	$8.45	$7.93	$7.42	$5.97	$8.067	$10.028	$11.422
Value at end of period	$7.96	$6.20	$10.08	$9.52	$8.45	$7.93	$7.42	$5.97	$8.067	$10.028
Number of accumulation units outstanding at end of period	434,521	289,631	248,816	294,206	348,895	388,591	456,278	490,461	598,188	609,964
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$7.87	$12.72	$12.28	$10.87	$10.46	$9.60	$7.71	$9.971	$11.709	$13.107
Value at end of period	$9.56	$7.87	$12.72	$12.28	$10.87	$10.46	$9.60	$7.71	$9.971	$11.709
Number of accumulation units outstanding at end of period	577,336	578,161	643,154	720,006	864,908	1,023,641	1,074,895	1,263,503	1,515,400	1,645,365
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.31	$14.75	$14.11	$13.75	$13.52	$13.08	$12.48	$11.682	$10.896	$10.078
Value at end of period	$14.65	$13.31	$14.75	$14.11	$13.75	$13.52	$13.08	$12.48	$11.682	$10.896
Number of accumulation units outstanding at end of period	467,821	400,492	288,324	360,942	454,456	438,603	495,079	534,744	504,706	402,297
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.86
Value at end of period	$13.96
Number of accumulation units outstanding at end of period	45,563
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.85	$12.76	$13.15	$11.40	$10.06
Value at end of period	$11.12	$8.85	$12.76	$13.15	$11.40
Number of accumulation units outstanding at end of period	21,963	26,914	24,666	44,228	87,952
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.21	$8.69	$8.96	$8.24	$7.50	$6.93	$5.09	$7.973	$10.812	$15.397
Value at end of period	$6.79	$5.21	$8.69	$8.96	$8.24	$7.50	$6.93	$5.09	$7.973	$10.812
Number of accumulation units outstanding at end of period	83,406	100,161	104,491	143,266	185,081	233,080	248,251	250,908	336,248	337,201
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.93	$11.08	$10.79	$9.50
Value at end of period	$8.12	$6.93	$11.08	$10.79
Number of accumulation units outstanding at end of period	12,455	17,251	18,783	22,621
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.68	$11.35	$10.08	$9.69
Value at end of period	$8.49	$6.68	$11.35	$10.08
Number of accumulation units outstanding at end of period	9,535	6,118	7,954	3,747
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.99	$18.05	$15.18	$12.42	$10.15
Value at end of period	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	26,141	25,014	28,468	53,515	56,940
ILIAC Variable Annuity – INGVA

CFI 13

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.10	$11.86	$11.53	$10.42	$10.07
Value at end of period	$10.60	$9.10	$11.86	$11.53	$10.42
Number of accumulation units outstanding at end of period	470,787	527,575	611,871	882,542	1,210,323
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$7.97	$12.98	$10.50	$9.89	$9.11	$8.31	$6.17	$8.449	$9.402
Value at end of period	$11.09	$7.97	$12.98	$10.50	$9.89	$9.11	$8.31	$6.17	$8.449
Number of accumulation units outstanding at end of period	39,788	48,963	48,578	66,759	76,772	94,476	81,803	26,454	14,864
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.41	$12.26	$11.83	$11.44	$11.26	$11.30	$11.36	$11.336	$11.062	$10.546
Value at end of period	$12.28	$12.41	$12.26	$11.83	$11.44	$11.26	$11.30	$11.36	$11.336	$11.062
Number of accumulation units outstanding at end of period	1,122,091	1,570,348	1,532,074	1,797,824	2,374,290	1,683,216	809,314	1,186,508	1,293,086	818,340
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.64	$14.67	$13.97	$12.00	$10.06
Value at end of period	$11.88	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	287,307	326,327	368,050	435,475	518,931
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.65	$11.58	$10.80	$10.10	$10.01
Value at end of period	$11.56	$9.65	$11.58	$10.80	$10.10
Number of accumulation units outstanding at end of period	289,141	312,909	302,141	439,968	582,518
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.56
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	24,248
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.50	$13.17	$12.68	$10.99	$10.66
Value at end of period	$10.43	$8.50	$13.17	$12.68	$10.99
Number of accumulation units outstanding at end of period	174,370	194,517	234,073	264,562	325,747
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.24	$9.94
Value at end of period	$11.92	$7.24
Number of accumulation units outstanding at end of period	117,949	114,557
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.23	$10.97	$10.54	$9.74
Value at end of period	$8.93	$7.23	$10.97	$10.54
Number of accumulation units outstanding at end of period	7,627	8,923	4,566	3,072
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	161,335

ILIAC Variable Annuity – INGVA

CFI 14

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	136,409
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	183,783
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.02
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	183,721
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.97
Value at end of period	$12.89
Number of accumulation units outstanding at end of period	116,951
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.64
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	106,473
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$5.77	$8.95	$8.26	$7.46	$6.95	$6.41	$4.70	$8.47	$11.291
Value at end of period	$7.44	$5.77	$8.95	$8.26	$7.46	$6.95	$6.41	$4.70	$8.47
Number of accumulation units outstanding at end of period	50,334	47,905	36,798	41,922	99,877	78,291	98,422	56,606	14,405
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$13.37	$19.67	$18.84	$16.36	$15.04	$13.34	$9.84	$13.00	$12.679	$12.048
Value at end of period	$16.82	$13.37	$19.67	$18.84	$16.36	$15.04	$13.34	$9.84	$13.00	$12.679
Number of accumulation units outstanding at end of period	73,187	82,714	96,819	131,197	169,005	229,226	271,334	200,548	165,137	119,263
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.88	$14.06	$12.57	$11.69	$10.04
Value at end of period	$11.38	$7.88	$14.06	$12.57	$11.69
Number of accumulation units outstanding at end of period	259,729	289,589	301,936	365,462	502,344
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.11	$11.22	$11.04	$9.71
Value at end of period	$8.77	$7.11	$11.22	$11.04
Number of accumulation units outstanding at end of period	28,253	30,564	27,823	6,126
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.24	$10.14
Value at end of period	$8.13	$6.24
Number of accumulation units outstanding at end of period	147,113	174,554

ILIAC Variable Annuity – INGVA

CFI 15

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.67	$11.22	$11.11	$10.02
Value at end of period	$8.71	$6.67	$11.22	$11.11
Number of accumulation units outstanding at end of period	8,493	9,759	6,675	10,396
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$7.22	$12.15	$11.49	$9.98	$9.96	$8.95	$7.09	$10.293	$13.875	$14.924
Value at end of period	$10.30	$7.22	$12.15	$11.49	$9.98	$9.96	$8.95	$7.09	$10.293	$13.875
Number of accumulation units outstanding at end of period	69,205	68,787	79,884	85,907	124,376	166,306	183,337	201,250	268,472	258,457
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$6.75	$11.37	$11.40	$10.10	$9.36	$8.27	$6.72	$9.068	$11.625	$12.343
Value at end of period	$8.78	$6.75	$11.37	$11.40	$10.10	$9.36	$8.27	$6.72	$9.068	$11.625
Number of accumulation units outstanding at end of period	62,258	66,662	81,068	104,268	146,852	182,701	159,053	179,084	239,620	281,914
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.32	$12.34	$12.09	$10.88	$10.06
Value at end of period	$11.28	$9.32	$12.34	$12.09	$10.88
Number of accumulation units outstanding at end of period	486,863	562,571	613,001	800,174	991,075
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.57	$9.92	$10.44	$9.71
Value at end of period	$8.43	$6.57	$9.92	$10.44
Number of accumulation units outstanding at end of period	9,532	2,761	2,935	4,396

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$8.75	$15.45	$13.33	$12.11	$10.51	$9.23	$7.29	$8.163	$9.44	$10.00
Value at end of period	$11.70	$8.75	$15.45	$13.33	$12.11	$10.51	$9.23	$7.29	$8.163	$9.44
Number of accumulation units outstanding at end of period	85,094	163,490	624,240	754,711	735,745	569,499	396,289	267,452	229,470	56,160
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$8.06	$14.26	$14.25	$12.03	$11.53	$10.49	$8.17	$9.978	$10.654	$10.343
Value at end of period	$10.34	$8.06	$14.26	$14.25	$12.03	$11.53	$10.49	$8.17	$9.978	$10.654
Number of accumulation units outstanding at end of period	37,060	71,254	427,008	632,445	553,103	620,024	556,680	416,662	402,042	19,341
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.62	$12.51	$12.15	$10.75	$10.36	$10.08
Value at end of period	$9.80	$7.62	$12.51	$12.15	$10.75	$10.36
Number of accumulation units outstanding at end of period	11,866	43,472	213,247	195,962	124,943	7,196
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.81	$14.23	$12.92	$11.96	$10.49	$10.02
Value at end of period	$10.68	$7.81	$14.23	$12.92	$11.96	$10.49
Number of accumulation units outstanding at end of period	18,711	49,002	260,804	311,107	171,539	37,155

ILIAC Variable Annuity – INGVA

CFI 16

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.83	$17.34	$14.73	$12.63	$10.60	$9.91
Value at end of period	$13.79	$9.83	$17.34	$14.73	$12.63	$10.60
Number of accumulation units outstanding at end of period	9,095	37,769	165,048	216,024	240,660	109,098
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.90	$12.43	$10.83	$10.35
Value at end of period	$8.18	$6.90	$12.43	$10.83
Number of accumulation units outstanding at end of period	2,116	6,056	118,605	123,279
ING BALANCED PORTFOLIO, INC.
Value at beginning of period	$8.25	$11.64	$11.19	$10.32	$10.05	$9.32	$7.95	$8.998	$9.532	$9.867
Value at end of period	$9.69	$8.25	$11.64	$11.19	$10.32	$10.05	$9.32	$7.95	$8.998	$9.532
Number of accumulation units outstanding at end of period	18,338	31,084	225,317	271,647	336,650	312,115	302,567	241,435	255,686	50,040
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.10	$10.54	$10.08	$10.14
Value at end of period	$8.13	$6.10	$10.54	$10.08
Number of accumulation units outstanding at end of period	1,114	1,660	18,828	65,239
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.88	$9.77	$10.03
Value at end of period	$7.56	$5.88	$9.77
Number of accumulation units outstanding at end of period	4,211	7,628	123,016
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$3.02	$5.09	$4.34	$4.11	$3.73	$3.83	$2.67	$4.622	$6.088	$9.288
Value at end of period	$4.55	$3.02	$5.09	$4.34	$4.11	$3.73	$3.83	$2.67	$4.622	$6.088
Number of accumulation units outstanding at end of period	3,295	9,707	86,821	139,826	130,804	139,144	174,872	125,467	115,833	27,854
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.20	$12.44	$13.62	$11.17
Value at end of period	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	882	1,939	30,289	24,381
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.62	$10.20	$10.05	$9.33
Value at end of period	$8.14	$6.62	$10.20	$10.05
Number of accumulation units outstanding at end of period	330	2,142	36,113	63,969
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.73	$11.23	$10.95	$9.55
Value at end of period	$8.73	$6.73	$11.23	$10.95
Number of accumulation units outstanding at end of period	3,469	16,438	33,561	22,078
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.33	$13.04	$11.82	$11.32	$11.04
Value at end of period	$13.13	$9.33	$13.04	$11.82	$11.32
Number of accumulation units outstanding at end of period	5,875	11,705	44,620	63,145	67,413

ILIAC Variable Annuity – INGVA

CFI 17

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.70	$11.15	$9.85	$10.28
Value at end of period	$9.22	$6.70	$11.15	$9.85
Number of accumulation units outstanding at end of period	13,780	31,307	180,496	173,663
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.70	$11.05	$10.92	$9.96
Value at end of period	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	862	18,899	80,165	47,432
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.29	$11.88	$12.42
Value at end of period	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	898	7,351	37,460
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.58	$13.03	$9.92	$10.08
Value at end of period	$10.27	$7.58	$13.03	$9.92
Number of accumulation units outstanding at end of period	3,476	8,358	31,766	23,942
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$5.52	$8.99	$8.49	$7.54	$7.08	$6.63	$5.33	$7.215	$8.973	$9.481
Value at end of period	$7.09	$5.52	$8.99	$8.49	$7.54	$7.08	$6.63	$5.33	$7.215	$8.973
Number of accumulation units outstanding at end of period	385,110	510,836	165,825	213,943	204,504	224,659	206,944	217,039	229,035	37,513
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$6.03	$9.74	$9.41	$8.34	$8.03	$7.37	$5.93	$7.662	$9.002	$9.846
Value at end of period	$7.32	$6.03	$9.74	$9.41	$8.34	$8.03	$7.37	$5.93	$7.662	$9.002
Number of accumulation units outstanding at end of period	295,837	915,081	1,178,114	467,969	608,399	691,021	713,781	675,425	649,181	90,026
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.74	$14.13	$13.52	$13.19	$12.97	$12.55	$11.98	$11.222	$10.472	$10.042
Value at end of period	$14.01	$12.74	$14.13	$13.52	$13.19	$12.97	$12.55	$11.98	$11.222	$10.472
Number of accumulation units outstanding at end of period	260,532	368,611	377,925	468,016	418,861	380,271	457,789	473,230	358,474	26,415
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.86
Value at end of period	$13.96
Number of accumulation units outstanding at end of period	10,016
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.84	$12.75	$13.14	$11.40	$10.28
Value at end of period	$11.10	$8.84	$12.75	$13.14	$11.40
Number of accumulation units outstanding at end of period	1,862	5,309	37,326	51,886	96,925
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$3.65	$6.10	$6.29	$5.79	$5.27	$4.87	$3.58	$5.612	$7.612	$8.529
Value at end of period	$4.76	$3.65	$6.10	$6.29	$5.79	$5.27	$4.87	$3.58	$5.612	$7.612
Number of accumulation units outstanding at end of period	6,003	15,532	110,711	127,055	134,193	162,986	137	108,235	140,983	24,330
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.92	$11.07	$10.79	$10.19
Value at end of period	$8.10	$6.92	$11.07	$10.79
Number of accumulation units outstanding at end of period	647	647	17,816	15,519

ILIAC Variable Annuity – INGVA

CFI 18

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.67	$11.34	$10.08	$9.15
Value at end of period	$8.48	$6.67	$11.34	$10.08
Number of accumulation units outstanding at end of period	2,531	4,736	12,898	4,274
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.97	$18.03	$15.17	$12.41	$10.84
Value at end of period	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	9,594	10,114	59,514	84,240	73,230
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.08	$11.84	$11.52	$10.42	$10.05
Value at end of period	$10.57	$9.08	$11.84	$11.52	$10.42
Number of accumulation units outstanding at end of period	63,884	141,640	905,315	1,085,679	1,189,550
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$7.94	$12.94	$10.47	$9.87	$9.09	$8.30	$6.16	$8.447	$10.001
Value at end of period	$11.04	$7.94	$12.94	$10.47	$9.87	$9.09	$8.30	$6.16	$8.447
Number of accumulation units outstanding at end of period	8,308	25,073	83,052	128,371	160,699	154,308	126,702	78,501	13,287
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$11.34	$11.20	$10.81	$10.46	$10.30	$10.35	$10.40	$10.389	$10.143	$10.044
Value at end of period	$11.21	$11.34	$11.20	$10.81	$10.46	$10.30	$10.35	$10.40	$10.389	$10.143
Number of accumulation units outstanding at end of period	311,641	646,486	1,242,990	1,320,442	504,821	447,163	545,754	727,899	825,726	101,038
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.62	$14.65	$13.95	$12.00	$10.06
Value at end of period	$11.86	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	20,321	43,549	223,720	285,593	290,218
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.63	$11.56	$10.79	$10.10	$10.01
Value at end of period	$11.54	$9.63	$11.56	$10.79	$10.10
Number of accumulation units outstanding at end of period	48,283	154,605	469,179	533,738	422,800
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.50
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	7,280
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.49	$13.15	$12.67	$10.98	$10.69
Value at end of period	$10.41	$8.49	$13.15	$12.67	$10.98
Number of accumulation units outstanding at end of period	1,243	4,048	61,599	92,003	94,286
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.24	$9.94
Value at end of period	$11.91	$7.24
Number of accumulation units outstanding at end of period	24,273	39,465

ILIAC Variable Annuity – INGVA

CFI 19

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.22	$10.96	$10.54	$10.08
Value at end of period	$8.91	$7.22	$10.96	$10.54
Number of accumulation units outstanding at end of period	1,902	3,592	25,113	10,568
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	495
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	17,284
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	68,534
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.02
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	12,638
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.97
Value at end of period	$12.89
Number of accumulation units outstanding at end of period	15,094
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.64
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	12,294
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$5.75	$8.92	$8.24	$7.44	$6.94	$6.40	$4.69	$8.467	$10.136
Value at end of period	$7.40	$5.75	$8.92	$8.24	$7.44	$6.94	$6.40	$4.69	$8.467
Number of accumulation units outstanding at end of period	10,713	19,559	70,637	97,738	100,290	90,621	101,400	49,257	18,432
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$9.70	$14.27	$13.68	$11.88	$10.93	$9.70	$7.16	$9.463	$9.234	$8.762
Value at end of period	$12.19	$9.70	$14.27	$13.68	$11.88	$10.93	$9.70	$7.16	$9.463	$9.234
Number of accumulation units outstanding at end of period	11,733	38,508	190,248	256,477	290,073	387,298	436,486	339,072	272,628	19,542
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.86	$14.04	$12.56	$11.68	$10.04
Value at end of period	$11.35	$7.86	$14.04	$12.56	$11.68
Number of accumulation units outstanding at end of period	8,213	19,245	143,271	229,757	300,795

ILIAC Variable Annuity – INGVA

CFI 20

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.10	$11.21	$11.04	$9.83
Value at end of period	$8.75	$7.10	$11.21	$11.04
Number of accumulation units outstanding at end of period	875	25,099	39,952	31,479
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.24	$10.14
Value at end of period	$8.13	$6.24
Number of accumulation units outstanding at end of period	32,283	49,751
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.66	$11.21	$11.11	$9.31
Value at end of period	$8.69	$6.66	$11.21	$11.11
Number of accumulation units outstanding at end of period	5,575	7,281	19,151	8,274
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$4.56	$7.68	$7.27	$6.31	$6.31	$5.67	$4.49	$6.526	$8.801	$9.991
Value at end of period	$6.51	$4.56	$7.68	$7.27	$6.31	$6.31	$5.67	$4.49	$6.526	$8.801
Number of accumulation units outstanding at end of period	12,847	20,222	150,721	213,820	208,656	239,847	245,421	288,030	339,484	54,610
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$5.05	$8.51	$8.53	$7.56	$7.01	$6.20	$5.04	$6.803	$8.726	$9.951
Value at end of period	$6.56	$5.05	$8.51	$8.53	$7.56	$7.01	$6.20	$5.04	$6.803	$8.726
Number of accumulation units outstanding at end of period	10,616	11,845	117,948	167,366	162,301	138,044	130,099	151,906	165,808	31,491
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.31	$12.32	$12.07	$10.87	$10.06
Value at end of period	$11.25	$9.31	$12.32	$12.07	$10.87
Number of accumulation units outstanding at end of period	22,794	63,450	496,834	656,380	472,599
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.56	$9.91	$10.44	$9.58
Value at end of period	$8.41	$6.56	$9.91	$10.44
Number of accumulation units outstanding at end of period	553	1,237	7,038	3,562

TABLE V
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.75%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$8.53	$15.11	$13.08	$11.92	$10.37	$9.14	$7.24	$8.131	$9.432	$10.00
Value at end of period	$11.38	$8.53	$15.11	$13.08	$11.92	$10.37	$9.14	$7.24	$8.131	$9.432
Number of accumulation units outstanding at end of period	68,556	148,805	474,083	651,276	683,521	660,042	470,820	281,389	255,868	58,407
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$7.86	$13.94	$13.98	$11.84	$11.38	$10.39	$8.11	$9.939	$10.645	$10.00
Value at end of period	$10.05	$7.86	$13.94	$13.98	$11.84	$11.38	$10.39	$8.11	$9.939	$10.645
Number of accumulation units outstanding at end of period	42,833	107,850	392,750	503,931	542,688	589,134	479,898	442,137	376,901	17,998

ILIAC Variable Annuity – INGVA

CFI 21

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.52	$12.39	$12.07	$10.72	$10.36	$10.15
Value at end of period	$9.65	$7.52	$12.39	$12.07	$10.72	$10.36
Number of accumulation units outstanding at end of period	12,264	21,825	175,539	255,885	173,412	11,564
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.72	$14.09	$12.84	$11.92	$10.49	$10.11
Value at end of period	$10.51	$7.72	$14.09	$12.84	$11.92	$10.49
Number of accumulation units outstanding at end of period	35,934	87,250	203,389	252,207	140,838	9,096
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.71	$17.17	$14.64	$12.59	$10.59	$10.12
Value at end of period	$13.58	$9.71	$17.17	$14.64	$12.59	$10.59
Number of accumulation units outstanding at end of period	29,850	59,882	188,754	274,663	192,893	7,742
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.85	$12.36	$10.80	$10.38
Value at end of period	$8.09	$6.85	$12.36	$10.80
Number of accumulation units outstanding at end of period	3,246	11,863	26,638	19,853
ING BALANCED PORTFOLIO, INC.
Value at beginning of period	$8.04	$11.38	$10.98	$10.16	$9.92	$9.22	$7.90	$8.963	$9.524	$10.00
Value at end of period	$9.42	$8.04	$11.38	$10.98	$10.16	$9.92	$9.22	$7.90	$8.963	$9.524
Number of accumulation units outstanding at end of period	7,554	15,712	112,381	165,562	185,604	200,405	141,763	128,993	156,083	56,480
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.05	$10.49	$10.06	$9.82
Value at end of period	$8.04	$6.05	$10.49	$10.06
Number of accumulation units outstanding at end of period	1,788	3,946	13,216	9,302
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.85	$9.75	$10.03
Value at end of period	$7.50	$5.85	$9.75
Number of accumulation units outstanding at end of period	14,879	17,097	86,387
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.95	$4.98	$4.26	$4.04	$3.68	$3.80	$2.66	$4.604	$6.083	$9.30
Value at end of period	$4.42	$2.95	$4.98	$4.26	$4.04	$3.68	$3.80	$2.66	$4.604	$6.083
Number of accumulation units outstanding at end of period	4,207	8,378	35,524	42,524	58,311	80,521	93,594	90,585	130,825	72,410
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.14	$12.38	$13.59	$11.09
Value at end of period	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	4,859	12,029	19,863	11,026
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.57	$10.15	$10.03	$10.22
Value at end of period	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	1,657	7,413	12,134	4,824

ILIAC Variable Annuity – INGVA

CFI 22

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.67	$11.18	$10.92	$9.65
Value at end of period	$8.63	$6.67	$11.18	$10.92
Number of accumulation units outstanding at end of period	12,183	18,646	26,450	16,559
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.23	$12.93	$11.76	$11.30	$11.03
Value at end of period	$12.94	$9.23	$12.93	$11.76	$11.30
Number of accumulation units outstanding at end of period	1,462	4,286	30,401	66,111	79,176
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.65	$11.09	$9.83	$10.28
Value at end of period	$9.11	$6.65	$11.09	$9.83
Number of accumulation units outstanding at end of period	9,696	26,201	102,704	140,674
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.64	$10.99	$10.90	$10.02
Value at end of period	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	17,535	39,316	166,059	154,524
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.25	$11.86	$12.56
Value at end of period	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	10,431	16,984	47,670
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.52	$12.97	$9.90	$10.34
Value at end of period	$10.15	$7.52	$12.97	$9.90
Number of accumulation units outstanding at end of period	4,072	13,576	44,245	16,613
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$5.38	$8.79	$8.33	$7.42	$6.99	$6.56	$5.30	$7.187	$8.965	$10.00
Value at end of period	$6.89	$5.38	$8.79	$8.33	$7.42	$6.99	$6.56	$5.30	$7.187	$8.965
Number of accumulation units outstanding at end of period	274,979	472,254	43,981	114,566	130,040	152,210	158,741	141,086	140,249	49,524
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$5.88	$9.53	$9.24	$8.20	$7.92	$7.29	$5.88	$7.633	$8.995	$10.00
Value at end of period	$7.12	$5.88	$9.53	$9.24	$8.20	$7.92	$7.29	$5.88	$7.633	$8.995
Number of accumulation units outstanding at end of period	223,225	889,355	957,473	192,726	278,872	473,790	512,899	539,612	651,208	214,203
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.43	$13.82	$13.27	$12.98	$12.80	$12.43	$11.90	$11.178	$10.463	$10.131
Value at end of period	$13.62	$12.43	$13.82	$13.27	$12.98	$12.80	$12.43	$11.90	$11.178	$10.463
Number of accumulation units outstanding at end of period	425,599	439,899	197,925	246,478	242,869	235,215	258,564	257,779	174,378	24,878
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.85
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	3,353
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.74	$12.64	$13.07	$11.38	$10.28
Value at end of period	$10.94	$8.74	$12.64	$13.07	$11.38
Number of accumulation units outstanding at end of period	3,009	13,579	39,135	73,343	56,721

ILIAC Variable Annuity – INGVA		CFI 23

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$3.56	$5.96	$6.17	$5.69	$5.20	$4.82	$3.55	$5.59	$7.608	$9.683
Value at end of period	$4.63	$3.56	$5.96	$6.17	$5.69	$5.20	$4.82	$3.55	$5.59	$7.608
Number of accumulation units outstanding at end of period	1,450	5,759	46,627	78,244	101,221	137,503	157,743	162,543	184,512	23,377
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.86	$11.02	$10.77	$9.98
Value at end of period	$8.01	$6.86	$11.02	$10.77
Number of accumulation units outstanding at end of period	0	664	5,445	4,580
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.61	$11.28	$10.06	$9.05
Value at end of period	$8.38	$6.61	$11.28	$10.06
Number of accumulation units outstanding at end of period	2,268	6,151	10,432	2,174
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.87	$17.88	$15.09	$12.39	$9.93
Value at end of period	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	4,415	11,044	49,174	66,929	58,827
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.98	$11.74	$11.46	$10.40	$10.05
Value at end of period	$10.42	$8.98	$11.74	$11.46	$10.40
Number of accumulation units outstanding at end of period	19,766	89,964	493,984	704,487	779,688
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.76	$12.68	$10.29	$9.73	$8.99	$8.23	$6.13	$8.429	$9.63
Value at end of period	$10.75	$7.76	$12.68	$10.29	$9.73	$8.99	$8.23	$6.13	$8.429
Number of accumulation units outstanding at end of period	8,077	21,353	102,399	130,416	155,714	191,912	114,055	47,024	14,483
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$11.05	$10.96	$10.61	$10.29	$10.17	$10.24	$10.33	$10.348	$10.135	$10.015
Value at end of period	$10.89	$11.05	$10.96	$10.61	$10.29	$10.17	$10.24	$10.33	$10.348	$10.135
Number of accumulation units outstanding at end of period	287,994	927,619	1,342,498	1,528,302	778,026	426,126	559,971	832,127	716,591	68,061
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.52	$14.53	$13.88	$11.98	$10.06
Value at end of period	$11.69	$8.52	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	15,168	57,847	192,415	283,041	258,587
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.52	$11.47	$10.73	$10.07	$10.00
Value at end of period	$11.37	$9.52	$11.47	$10.73	$10.07
Number of accumulation units outstanding at end of period	41,876	86,527	250,873	311,105	264,686
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.49
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	5,536
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.39	$13.04	$12.60	$10.96	$10.64
Value at end of period	$10.26	$8.39	$13.04	$12.60	$10.96
Number of accumulation units outstanding at end of period	6,900	36,418	76,158	156,320	161,817

ILIAC Variable Annuity – INGVA		CFI 24

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.23	$9.93
Value at end of period	$11.86	$7.23
Number of accumulation units outstanding at end of period	12,784	32,835
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.16	$10.90	$10.52	$9.74
Value at end of period	$8.81	$7.16	$10.90	$10.52
Number of accumulation units outstanding at end of period	1,241	2,615	11,586	1,250
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	22,203
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	3,111
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	28,339
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.02
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	11,983
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.96
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	5,087
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63
Value at end of period	$12.49
Number of accumulation units outstanding at end of period	19,974
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.61	$8.74	$8.10	$7.34	$6.86	$6.35	$4.67	$8.45	$9.638
Value at end of period	$7.21	$5.61	$8.74	$8.10	$7.34	$6.86	$6.35	$4.67	$8.45
Number of accumulation units outstanding at end of period	8,522	22,060	61,561	83,167	105,236	79,772	82,631	39,805	4,949
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$9.46	$13.96	$13.42	$11.69	$10.79	$9.60	$7.11	$9.426	$9.226	$10.169
Value at end of period	$11.85	$9.46	$13.96	$13.42	$11.69	$10.79	$9.60	$7.11	$9.426	$9.226
Number of accumulation units outstanding at end of period	11,721	31,449	155,518	201,181	237,993	236,666	237,295	170,804	175,854	22,000

ILIAC Variable Annuity – INGVA

CFI 25

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.78	$13.92	$12.50	$11.66	$10.03
Value at end of period	$11.19	$7.78	$13.92	$12.50	$11.66
Number of accumulation units outstanding at end of period	7,900	18,725	91,904	123,532	140,392
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.05	$11.15	$11.02	$9.82
Value at end of period	$8.65	$7.05	$11.15	$11.02
Number of accumulation units outstanding at end of period	3,892	7,476	22,902	26,114
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.23	$10.14
Value at end of period	$8.09	$6.23
Number of accumulation units outstanding at end of period	17,757	30,347
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.61	$11.15	$11.09	$10.27
Value at end of period	$8.59	$6.61	$11.15	$11.09
Number of accumulation units outstanding at end of period	9,818	14,307	23,922	6,443
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$4.45	$7.51	$7.13	$6.21	$6.22	$5.61	$4.46	$6.50	$8.794	$9.984
Value at end of period	$6.32	$4.45	$7.51	$7.13	$6.21	$6.22	$5.61	$4.46	$6.50	$8.794
Number of accumulation units outstanding at end of period	9,259	18,957	103,368	87,016	135,010	155,776	166,817	196,376	287,459	59,096
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$4.92	$8.32	$8.37	$7.44	$6.92	$6.14	$5.00	$6.777	$8.719	$9.996
Value at end of period	$6.37	$4.92	$8.32	$8.37	$7.44	$6.92	$6.14	$5.00	$6.777	$8.719
Number of accumulation units outstanding at end of period	2,532	3,150	41,628	66,946	76,813	120,594	120,065	121,588	131,798	26,544
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.20	$12.22	$12.01	$10.85	$10.06
Value at end of period	$11.09	$9.20	$12.22	$12.01	$10.85
Number of accumulation units outstanding at end of period	22,225	67,483	264,987	352,342	288,983
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.51	$9.86	$10.42	$9.32
Value at end of period	$8.32	$6.51	$9.86	$10.42
Number of accumulation units outstanding at end of period	115	230	5,377	7,049

TABLE VI
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428	$9.607
Value at end of period	$11.22	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428
Number of accumulation units outstanding at end of period	7,162	26,249	193,614	217,382	231,760	141,674	99,481	79,561	68,936	10,423

ILIAC Variable Annuity – INGVA

CFI 26

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64	$10.074
Value at end of period	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64
Number of accumulation units outstanding at end of period	8,289	23,444	100,337	131,926	133,994	145,501	92,558	51,427	61,951	7,261
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$7.48	$12.33	$12.03	$10.70	$10.36	$10.18
Value at end of period	$9.58	$7.48	$12.33	$12.03	$10.70	$10.36
Number of accumulation units outstanding at end of period	6,580	17,711	96,829	101,813	46,654	3,297
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.67	$14.03	$12.80	$11.89	$10.49	$10.08
Value at end of period	$10.43	$7.67	$14.03	$12.80	$11.89	$10.49
Number of accumulation units outstanding at end of period	2,436	18,184	97,610	99,588	34,597	496
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$9.65	$17.09	$14.59	$12.57	$10.59	$10.41
Value at end of period	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59
Number of accumulation units outstanding at end of period	1,780	14,523	87,482	97,070	49,272	2,432
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.82	$12.33	$10.79	$9.53
Value at end of period	$8.04	$6.82	$12.33	$10.79
Number of accumulation units outstanding at end of period	673	2,737	11,203	64,719
ING BALANCED PORTFOLIO, INC.
Value at beginning of period	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52	$9.924
Value at end of period	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52
Number of accumulation units outstanding at end of period	3,271	4,275	37,216	46,677	66,062	71,463	80,704	77,192	74,575	29,543
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.03	$10.46	$10.05	$9.61
Value at end of period	$8.00	$6.03	$10.46	$10.05
Number of accumulation units outstanding at end of period	739	2,124	6,323	2,978
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.83	$9.74	$10.03
Value at end of period	$7.47	$5.83	$9.74
Number of accumulation units outstanding at end of period	4,957	7,515	30,387
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08	$8.131
Value at end of period	$4.36	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08
Number of accumulation units outstanding at end of period	754	3,287	12,695	19,589	26,588	29,626	22,775	22,240	31,073	27,016
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.11	$12.35	$13.58	$10.32
Value at end of period	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	389	6,731	12,363	11,301
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.65	$11.15	$10.91	$9.50
Value at end of period	$8.58	$6.65	$11.15	$10.91
Number of accumulation units outstanding at end of period	0	1,241	11,658	9,975

ILIAC Variable Annuity – INGVA		CFI 27

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.18	$12.88	$11.73	$11.29	$11.02
Value at end of period	$12.85	$9.18	$12.88	$11.73	$11.29
Number of accumulation units outstanding at end of period	7,048	12,253	27,644	48,619	72,586
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.62	$11.06	$9.82	$10.28
Value at end of period	$9.06	$6.62	$11.06	$9.82
Number of accumulation units outstanding at end of period	8,715	13,867	35,481	95,741
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.61	$10.96	$10.89	$9.94
Value at end of period	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	1,275	1,462	20,157	16,201
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.23	$11.85	$12.68
Value at end of period	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	1,421	2,896	11,357
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.49	$12.93	$9.89	$9.39
Value at end of period	$10.10	$7.49	$12.93	$9.89
Number of accumulation units outstanding at end of period	291	1,317	22,187	6,436
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962	$9.312
Value at end of period	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962
Number of accumulation units outstanding at end of period	28,833	43,500	38,070	55,589	64,417	86,309	80,267	77,343	70,511	6,539
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991	$10.031
Value at end of period	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991
Number of accumulation units outstanding at end of period	19,840	198,590	372,830	107,306	150,783	174,585	202,025	220,225	197,497	12,685
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459	$10.323
Value at end of period	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459
Number of accumulation units outstanding at end of period	18,196	65,938	69,840	63,076	75,004	65,243	66,982	72,408	134,013	2,717
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.48
Value at end of period	$13.91
Number of accumulation units outstanding at end of period	1,384
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.69	$12.59	$13.04	$11.36	$10.73
Value at end of period	$10.86	$8.69	$12.59	$13.04	$11.36
Number of accumulation units outstanding at end of period	108	2,397	10,340	15,431	12,055
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605	$8.273
Value at end of period	$4.57	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605
Number of accumulation units outstanding at end of period	4,654	4,820	33,472	43,973	78,560	96,803	97,562	58,907	74,707	22,160

ILIAC Variable Annuity – INGVA

CFI 28

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period			$10.75	$9.40
Value at end of period			$10.99	$10.75
Number of accumulation units outstanding at end of period			0	497
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period		$11.25	$10.05	$9.26
Value at end of period		$6.59	$11.25	$10.05
Number of accumulation units outstanding at end of period		0	2,806	2,804
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.82	$17.81	$15.06	$12.37	$10.06
Value at end of period	$11.91	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	0	5,283	19,967	19,716	11,954
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.93	$11.69	$11.43	$10.39	$10.06
Value at end of period	$10.35	$8.93	$11.69	$11.43	$10.39
Number of accumulation units outstanding at end of period	12,437	28,207	119,216	176,475	205,538
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42	$9.481
Value at end of period	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42
Number of accumulation units outstanding at end of period	1,712	2,772	19,247	32,261	40,741	42,360	13,425	7,015	288
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13	$10.014
Value at end of period	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13
Number of accumulation units outstanding at end of period	2,779	44,564	441,840	806,410	579,969	234,870	226,002	207,160	290,006	92,189
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	5,690	7,176	65,838	97,726	141,518
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.47	$11.42	$10.70	$10.06	$10.00
Value at end of period	$11.29	$9.47	$11.42	$10.70	$10.06
Number of accumulation units outstanding at end of period	4,005	15,899	140,662	128,634	98,237
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.48
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	254
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.34	$12.99	$12.57	$10.95	$10.53
Value at end of period	$10.19	$8.34	$12.99	$12.57	$10.95
Number of accumulation units outstanding at end of period	3,593	8,422	23,331	44,031	48,242

ILIAC Variable Annuity – INGVA

CFI 29

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.22	$9.93
Value at end of period	$11.84	$7.22
Number of accumulation units outstanding at end of period	3,925	13,504
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	1,636
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	3,822
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.02
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	4,836
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.95
Value at end of period	$12.84
Number of accumulation units outstanding at end of period	6,808
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63
Value at end of period	$12.47
Number of accumulation units outstanding at end of period	787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441	$10.175
Value at end of period	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441
Number of accumulation units outstanding at end of period	0	4,971	35,408	41,407	53,187	38,830	13,008	11,288	2,354
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223	$9.222
Value at end of period	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223
Number of accumulation units outstanding at end of period	3,614	12,111	51,932	64,131	59,629	60,875	42,546	36,062	31,930	3,438
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.73	$13.87	$12.47	$11.65	$10.03
Value at end of period	$11.11	$7.73	$13.87	$12.47	$11.65
Number of accumulation units outstanding at end of period	3,013	10,717	85,018	111,843	108,135
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.02	$11.13	$11.01	$9.74
Value at end of period	$8.60	$7.02	$11.13	$11.01
Number of accumulation units outstanding at end of period	510	510	4,245	3,937

ILIAC Variable Annuity – INGVA

CFI 30

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.22	$10.14
Value at end of period	$8.07	$6.22
Number of accumulation units outstanding at end of period	9,433	18,852
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.58	$11.13	$11.08	$9.24
Value at end of period	$8.54	$6.58	$11.13	$11.08
Number of accumulation units outstanding at end of period	3,230	3,868	11,799	9,716
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79	$9.186
Value at end of period	$6.24	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79
Number of accumulation units outstanding at end of period	106	6,021	14,254	63,636	82,579	97,534	108,388	114,025	126,421	94,883
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715	$9.414
Value at end of period	$6.28	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715
Number of accumulation units outstanding at end of period	6,205	16,056	27,677	35,717	36,902	37,968	35,349	38,140	51,496	2,326
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.15	$12.17	$11.98	$10.84	$10.06
Value at end of period	$11.01	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	2,422	6,525	92,011	124,372	113,062

ILIAC Variable Annuity – INGVA

CFI 31

FINANCIAL STATEMENTS
Variable Annuity Account B of
ING Life Insurance and Annuity Company
Year ended December 31, 2009
with Report of Independent Registered Public Accounting Firm

                                                 This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2009

                                                     This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	ING Franklin Income Portfolio - Service Class
AIM V.I. Core Equity Fund - Series I Shares	ING Franklin Mutual Shares Portfolio - Service Class
Calvert Variable Series, Inc.:	ING Global Resources Portfolio - Service Class
Calvert Social Balanced Portfolio	ING Growth and Income Portfolio II - Institutional Class
Federated Insurance Series:	ING Growth and Income Portfolio II - Service Class
Federated Capital Income Fund II	ING Index Plus International Equity Portfolio - Institutional
Federated Clover Value Fund II - Primary Shares	Class
Federated Equity Income Fund II	ING Index Plus International Equity Portfolio - Service Class
Federated Fund for U.S. Government Securities II	ING Janus Contrarian Portfolio - Service Class
Federated High Income Bond Fund II - Primary Shares	ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Federated International Equity Fund II	Class
Federated Mid Cap Growth Strategies Fund II	ING JPMorgan Emerging Markets Equity Portfolio - Service
Federated Prime Money Fund II	Class
Fidelity® Variable Insurance Products:	ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Fidelity® VIP Equity-Income Portfolio - Initial Class	Class
Fidelity® VIP Growth Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING JPMorgan Value Opportunities Portfolio - Institutional
Fidelity® VIP Overseas Portfolio - Initial Class	Class
Fidelity® Variable Insurance Products II:	ING JPMorgan Value Opportunities Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING LifeStyle Aggressive Growth Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING LifeStyle Growth Portfolio - Service Class
Fidelity® Variable Insurance Products V:	ING LifeStyle Moderate Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING LifeStyle Moderate Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING Lord Abbett Affiliated Portfolio - Institutional Class
Franklin Small Cap Value Securities Fund - Class 2	ING Lord Abbett Affiliated Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING Marsico Growth Portfolio - Service Class
ING Balanced Portfolio - Class I	ING Marsico International Opportunities Portfolio - Service
ING Intermediate Bond Portfolio:	Class
ING Intermediate Bond Portfolio - Class I	ING MFS Total Return Portfolio - Institutional Class
ING Investors Trust:	ING MFS Total Return Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class
ING American Funds Growth Portfolio	ING Oppenheimer Main Street Portfolio® - Institutional Class
ING American Funds Growth-Income Portfolio	ING Oppenheimer Main Street Portfolio® - Service Class
ING American Funds International Portfolio	ING PIMCO High Yield Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING Pioneer Equity Income Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Pioneer Fund Portfolio - Institutional Class
ING Clarion Global Real Estate Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Clarion Global Real Estate Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class	ING Retirement Growth Portfolio - Adviser Class
ING Evergreen Health Sciences Portfolio - Service Class	ING Retirement Moderate Growth Portfolio - Adviser Class
ING Evergreen Omega Portfolio - Institutional Class	ING Retirement Moderate Portfolio - Adviser Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Service Class	Class

ING Investors Trust (continued):	ING Variable Insurance Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING Templeton Global Growth Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 12
ING Van Kampen Capital Growth Portfolio - Institutional Class	ING GET U.S. Core Portfolio - Series 13
ING Van Kampen Growth and Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 14
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Variable Portfolios, Inc.:
ING Money Market Portfolio:	ING BlackRock Science and Technology Opportunities
ING Money Market Portfolio - Class I	Portfolio - Class I
ING Partners, Inc.:	ING Index Plus LargeCap Portfolio - Class I
ING American Century Small-Mid Cap Value Portfolio - Service	ING Index Plus MidCap Portfolio - Class I
Class	ING Index Plus SmallCap Portfolio - Class I
ING American Century Large Company Value Portfolio - Service	ING International Index Portfolio - Class I
Class	ING International Index Portfolio - Class S
ING Baron Asset Portfolio - Service Class	ING Opportunistic Large Cap Growth Portfolio - Class I
ING Baron Small Cap Growth Portfolio - Service Class	ING Opportunistic Large Cap Portfolio - Class I
ING Columbia Small Cap Value Portfolio - Service Class	ING Opportunistic Large Cap Portfolio - Class S
ING Davis New York Venture Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Legg Mason Partners Aggressive Growth Portfolio - Initial	ING Russell™ Large Cap Value Index Portfolio - Class I
Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Neuberger Berman Partners Portfolio - Initial Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Neuberger Berman Partners Portfolio - Service Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING Russell™ Small Cap Index Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Initial Class	ING Small Company Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Service Class	ING U.S. Bond Index Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Variable Products Trust:
ING Pioneer High Yield Portfolio - Initial Class	ING International Value Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING Solution 2035 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class I
ING Solution 2045 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class S
ING Solution Income Portfolio - Service Class	Janus Aspen Series:
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Janus Aspen Series Balanced Portfolio - Institutional Shares
Initial Class	Janus Aspen Series Enterprise Portfolio - Institutional Shares
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING Templeton Foreign Equity Portfolio - Initial Class	Janus Aspen Series Janus Portfolio - Institutional Shares
ING Templeton Foreign Equity Portfolio - Service Class	Janus Aspen Series Worldwide Portfolio - Institutional Shares
ING Thornburg Value Portfolio - Initial Class	Lord Abbett Series Fund, Inc.:
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Van Kampen Comstock Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING Van Kampen Equity and Income Portfolio - Initial Class	Oppenheimer Global Securities/VA
ING Strategic Allocation Portfolios, Inc.:	Oppenheimer Main Street Fund®/VA
ING Strategic Allocation Conservative Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING Strategic Allocation Growth Portfolio - Class I	Oppenheimer MidCap Fund/VA
ING Strategic Allocation Moderate Portfolio - Class I	PIMCO Variable Insurance Trust:
ING Variable Funds:	PIMCO Real Return Portfolio - Administrative Class
ING Growth and Income Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Variable Insurance Trust:	Pioneer Emerging Markets VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 3	Pioneer High Yield VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 4	Premier VIT:
ING GET U.S. Core Portfolio - Series 5	Premier VIT OpCap Mid Cap Portfolio - Class I
ING GET U.S. Core Portfolio - Series 6	Wanger Advisors Trust:
ING GET U.S. Core Portfolio - Series 7	Wanger International
ING GET U.S. Core Portfolio - Series 8	Wanger Select
ING GET U.S. Core Portfolio - Series 9	Wanger USA
ING GET U.S. Core Portfolio - Series 10

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP
Atlanta, Georgia
April 7, 2010

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

AIM V.I.
	Capital				Federated
	Appreciation	AIM V.I. Core	Calvert Social	Federated	Clover Value
	Fund - Series I	Equity Fund -	Balanced	Capital Income	Fund II -
	Shares	Series I Shares	Portfolio	Fund II	Primary Shares
Assets
Investments in mutual funds
at fair value	$ 648	$ 1,552	$ 1,241	$ 1,537	$ 7,641
Total assets	648	1,552	1,241	1,537	7,641
Net assets	$ 648	$ 1,552	$ 1,241	$ 1,537	$ 7,641

Net assets
Accumulation units	$ 597	$ 1,334	$ 1,241	$ 1,530	$ 7,616
Contracts in payout (annuitization)
period	51	218	-	7	25
Total net assets	$ 648	$ 1,552	$ 1,241	$ 1,537	$ 7,641

Total number of shares	31,851	62,298	809,829	177,253	843,361

Cost of shares	$ 786	$ 1,569	$ 1,425	$ 1,551	$ 12,489

The accompanying notes are an integral part of these financial statements.

                                                                                  4

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		Federated Fund	Federated High		Federated Mid
	Federated	for U.S.	Income Bond	Federated	Cap Growth
	Equity Income	Government	Fund II -	International	Strategies
	Fund II	Securities II	Primary Shares	Equity Fund II	Fund II
Assets
Investments in mutual funds
at fair value	$ 2,215	$ 1,615	$ 4,314	$ 1,595	$ 2,424
Total assets	2,215	1,615	4,314	1,595	2,424
Net assets	$ 2,215	$ 1,615	$ 4,314	$ 1,595	$ 2,424

Net assets
Accumulation units	$ 2,146	$ 1,615	$ 4,276	$ 1,580	$ 2,424
Contracts in payout (annuitization)
period	69	-	38	15	-
Total net assets	$ 2,215	$ 1,615	$ 4,314	$ 1,595	$ 2,424

Total number of shares	185,691	141,056	646,783	115,937	145,677

Cost of shares	$ 2,297	$ 1,574	$ 4,478	$ 1,406	$ 2,792

The accompanying notes are an integral part of these financial statements.

5

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,502	$ 65,887	$ 8,618	$ 192	$ 5,452
Total assets	1,502	65,887	8,618	192	5,452
Net assets	$ 1,502	$ 65,887	$ 8,618	$ 192	$ 5,452

Net assets
Accumulation units	$ 1,502	$ 65,887	$ 8,618	$ -	$ 5,452
Contracts in payout (annuitization)
period	-	-	-	192	-
Total net assets	$ 1,502	$ 65,887	$ 8,618	$ 192	$ 5,452

Total number of shares	1,502,344	3,919,490	286,876	36,331	362,230

Cost of shares	$ 1,502	$ 92,546	$ 9,815	$ 166	$ 7,332

The accompanying notes are an integral part of these financial statements.
6

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class I
Assets
Investments in mutual funds
at fair value	$ 126,570	$ 22,865	$ 914	$ 3,377	$ 80,515
Total assets	126,570	22,865	914	3,377	80,515
Net assets	$ 126,570	$ 22,865	$ 914	$ 3,377	$ 80,515

Net assets
Accumulation units	$ 126,570	$ 22,865	$ 914	$ 3,377	$ 57,205
Contracts in payout (annuitization)
period	-	-	-	-	23,310
Total net assets	$ 126,570	$ 22,865	$ 914	$ 3,377	$ 80,515

Total number of shares	6,138,224	191,148	73,211	264,436	7,726,973

Cost of shares	$ 168,030	$ 22,754	$ 926	$ 4,197	$ 97,507

The accompanying notes are an integral part of these financial statements.
7

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING		ING American	ING American	ING Artio
	Intermediate	ING American Funds Growth-		Funds	Foreign
	Bond Portfolio -	Funds Growth	Income	International	Portfolio -
	Class I	Portfolio	Portfolio	Portfolio	Service Class
Assets
Investments in mutual funds
at fair value	$ 104,817	$ 14,407	$ 12,494	$ 16,435	$ 7,153
Total assets	104,817	14,407	12,494	16,435	7,153
Net assets	$ 104,817	$ 14,407	$ 12,494	$ 16,435	$ 7,153

Net assets
Accumulation units	$ 95,956	$ 12,336	$ 10,671	$ 14,238	$ 7,153
Contracts in payout (annuitization)
period	8,861	2,071	1,823	2,197	-
Total net assets	$ 104,817	$ 14,407	$ 12,494	$ 16,435	$ 7,153

Total number of shares	9,059,361	335,819	407,916	1,035,588	661,658

Cost of shares	$ 111,916	$ 18,324	$ 15,590	$ 19,964	$ 9,247

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING BlackRock	ING Clarion
	Large Cap	Global Real	ING Clarion
	Growth	Estate	Global Real	ING Clarion	ING Evergreen
	Portfolio -	Portfolio -	Estate	Real Estate	Health Sciences
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 24,319	$ 1,713	$ 1,118	$ 1,553	$ 283
Total assets	24,319	1,713	1,118	1,553	283
Net assets	$ 24,319	$ 1,713	$ 1,118	$ 1,553	$ 283

Net assets
Accumulation units	$ 22,503	$ 1,713	$ 1,118	$ 1,553	$ 283
Contracts in payout (annuitization)
period	1,816	-	-	-	-
Total net assets	$ 24,319	$ 1,713	$ 1,118	$ 1,553	$ 283

Total number of shares	2,804,937	185,003	121,280	87,497	27,518

Cost of shares	$ 33,016	$ 1,685	$ 1,402	$ 1,670	$ 268

The accompanying notes are an integral part of these financial statements.
9

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Evergreen	ING FMRSM
	Omega	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Portfolio -	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,990	$ 16,149	$ 1,237	$ 4,595	$ 2,349
Total assets	8,990	16,149	1,237	4,595	2,349
Net assets	$ 8,990	$ 16,149	$ 1,237	$ 4,595	$ 2,349

Net assets
Accumulation units	$ 7,998	$ 14,371	$ 1,237	$ 4,595	$ 2,349
Contracts in payout (annuitization)
period	992	1,778	-	-	-
Total net assets	$ 8,990	$ 16,149	$ 1,237	$ 4,595	$ 2,349

Total number of shares	772,958	1,358,194	104,350	489,842	324,511

Cost of shares	$ 8,159	$ 18,330	$ 1,258	$ 4,850	$ 2,717

The accompanying notes are an integral part of these financial statements.
10

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING JPMorgan		ING JPMorgan
			Emerging	ING JPMorgan	Small Cap Core
	ING Global	ING Janus	Markets Equity	Emerging	Equity
	Resources	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 8,735	$ 1,347	$ 6,191	$ 8,208	$ 2,000
Total assets	8,735	1,347	6,191	8,208	2,000
Net assets	$ 8,735	$ 1,347	$ 6,191	$ 8,208	$ 2,000

Net assets
Accumulation units	$ 8,735	$ 1,347	$ 6,191	$ 8,208	$ 2,000
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 8,735	$ 1,347	$ 6,191	$ 8,208	$ 2,000

Total number of shares	489,065	127,218	303,779	403,714	191,198

Cost of shares	$ 10,716	$ 1,038	$ 5,920	$ 7,943	$ 2,491

The accompanying notes are an integral part of these financial statements.
11

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Lord
	ING JPMorgan	Abbett	ING Lord		ING Marsico
	Small Cap Core	Affiliated	Abbett	ING Marsico	International
	Equity	Portfolio -	Affiliated	Growth	Opportunities
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 143	$ 3,183	$ 500	$ 1,595	$ 5,429
Total assets	143	3,183	500	1,595	5,429
Net assets	$ 143	$ 3,183	$ 500	$ 1,595	$ 5,429

Net assets
Accumulation units	$ 143	$ 3,183	$ 500	$ 1,595	$ 5,429
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 143	$ 3,183	$ 500	$ 1,595	$ 5,429

Total number of shares	13,793	413,332	64,528	111,005	521,501

Cost of shares	$ 165	$ 4,346	$ 576	$ 1,669	$ 7,461

The accompanying notes are an integral part of these financial statements.
12

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING MFS Total				ING Pioneer
	Return	ING MFS	ING MFS	ING PIMCO	Equity Income
	Portfolio -	Total Return	Utilities	High Yield	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 46,669	$ 1,288	$ 2,238	$ 4,530	$ 3,102
Total assets	46,669	1,288	2,238	4,530	3,102
Net assets	$ 46,669	$ 1,288	$ 2,238	$ 4,530	$ 3,102

Net assets
Accumulation units	$ 46,669	$ 1,288	$ 2,238	$ 4,530	$ 3,102
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 46,669	$ 1,288	$ 2,238	$ 4,530	$ 3,102

Total number of shares	3,416,491	94,010	186,537	469,479	446,932

Cost of shares	$ 57,464	$ 1,442	$ 2,645	$ 3,989	$ 3,804

The accompanying notes are an integral part of these financial statements.
13

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
		ING Pioneer		ING	Retirement
	ING Pioneer	Mid Cap Value	ING Pioneer	Retirement	Moderate
	Fund Portfolio -	Portfolio -	Mid Cap Value	Growth	Growth
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 11,381	$ 2,620	$ 737	$ 5,625	$ 7,664
Total assets	11,381	2,620	737	5,625	7,664
Net assets	$ 11,381	$ 2,620	$ 737	$ 5,625	$ 7,664

Net assets
Accumulation units	$ 8,237	$ 2,620	$ 737	$ 5,625	$ 7,664
Contracts in payout (annuitization)
period	3,144	-	-	-	-
Total net assets	$ 11,381	$ 2,620	$ 737	$ 5,625	$ 7,664

Total number of shares	1,169,702	278,990	78,613	598,427	793,324

Cost of shares	$ 13,104	$ 3,116	$ 748	$ 5,516	$ 7,539

The accompanying notes are an integral part of these financial statements.
14

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Van
	ING	ING T. Rowe	ING T. Rowe		Kampen
	Retirement	Price Capital	Price Equity	ING Templeton	Growth and
	Moderate	Appreciation	Income	Global Growth	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9,028	$ 11,020	$ 6,057	$ 489	$ 865
Total assets	9,028	11,020	6,057	489	865
Net assets	$ 9,028	$ 11,020	$ 6,057	$ 489	$ 865

Net assets
Accumulation units	$ 9,028	$ 11,020	$ 6,057	$ 489	$ 865
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 9,028	$ 11,020	$ 6,057	$ 489	$ 865

Total number of shares	912,801	545,565	581,830	45,924	44,735

Cost of shares	$ 8,904	$ 11,782	$ 6,403	$ 605	$ 974

The accompanying notes are an integral part of these financial statements.
15

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Wells		ING American		ING Baron
	Fargo Small	ING Money	Century Small-	ING Baron	Small Cap
	Cap Disciplined	Market	Mid Cap Value	Asset	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 316	$ 140,358	$ 1,309	$ 338	$ 3,335
Total assets	316	140,358	1,309	338	3,335
Net assets	$ 316	$ 140,358	$ 1,309	$ 338	$ 3,335

Net assets
Accumulation units	$ 316	$ 134,932	$ 1,309	$ 338	$ 3,335
Contracts in payout (annuitization)
period	-	5,426	-	-	-
Total net assets	$ 316	$ 140,358	$ 1,309	$ 338	$ 3,335

Total number of shares	39,060	140,357,613	133,566	35,860	222,632

Cost of shares	$ 252	$ 140,358	$ 1,198	$ 370	$ 3,720

The accompanying notes are an integral part of these financial statements.
16

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Legg
Mason
	ING Columbia			Partners	ING
	Small Cap	ING Davis New	ING JPMorgan	Aggressive	Oppenheimer
	Value	York Venture	Mid Cap Value	Growth	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 663	$ 2,481	$ 1,764	$ 18,675	$ 91,664
Total assets	663	2,481	1,764	18,675	91,664
Net assets	$ 663	$ 2,481	$ 1,764	$ 18,675	$ 91,664

Net assets
Accumulation units	$ 663	$ 2,481	$ 1,764	$ 17,842	$ 88,583
Contracts in payout (annuitization)
period	-	-	-	833	3,081
Total net assets	$ 663	$ 2,481	$ 1,764	$ 18,675	$ 91,664

Total number of shares	78,874	155,713	155,168	480,581	7,531,973

Cost of shares	$ 762	$ 2,483	$ 2,205	$ 16,910	$ 96,977

The accompanying notes are an integral part of these financial statements.
17

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Strategic	Strategic	ING PIMCO	ING Pioneer
	Income	Income	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 43,730	$ 108	$ 14,338	$ 19,385	$ 3,305
Total assets	43,730	108	14,338	19,385	3,305
Net assets	$ 43,730	$ 108	$ 14,338	$ 19,385	$ 3,305

Net assets
Accumulation units	$ 40,811	$ -	$ 14,338	$ 17,337	$ 3,305
Contracts in payout (annuitization)
period	2,919	108	-	2,048	-
Total net assets	$ 43,730	$ 108	$ 14,338	$ 19,385	$ 3,305

Total number of shares	4,172,731	10,246	1,238,160	1,928,826	325,009

Cost of shares	$ 43,860	$ 91	$ 13,920	$ 16,479	$ 3,535

The accompanying notes are an integral part of these financial statements.
18

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING T. Rowe
Price
				ING Solution	Diversified Mid
	ING Solution	ING Solution	ING Solution	Income	Cap Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 2,009	$ 2,339	$ 1,200	$ 1,436	$ 42,125
Total assets	2,009	2,339	1,200	1,436	42,125
Net assets	$ 2,009	$ 2,339	$ 1,200	$ 1,436	$ 42,125

Net assets
Accumulation units	$ 2,009	$ 2,339	$ 1,200	$ 1,436	$ 42,125
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,009	$ 2,339	$ 1,200	$ 1,436	$ 42,125

Total number of shares	202,362	233,707	119,954	138,700	6,277,998

Cost of shares	$ 2,047	$ 2,385	$ 1,240	$ 1,385	$ 48,934

The accompanying notes are an integral part of these financial statements.
19

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING T. Rowe			ING UBS U.S.	ING Van
	Price Growth	ING Templeton	ING Thornburg	Large Cap	Kampen
	Equity	Foreign Equity	Value	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 31,789	$ 21,070	$ 17,350	$ 16,616	$ 1,025
Total assets	31,789	21,070	17,350	16,616	1,025
Net assets	$ 31,789	$ 21,070	$ 17,350	$ 16,616	$ 1,025

Net assets
Accumulation units	$ 27,720	$ 19,609	$ 14,828	$ 16,616	$ 1,025
Contracts in payout (annuitization)
period	4,069	1,461	2,522	-	-
Total net assets	$ 31,789	$ 21,070	$ 17,350	$ 16,616	$ 1,025

Total number of shares	681,428	2,025,941	594,577	2,061,576	114,407

Cost of shares	$ 32,431	$ 24,917	$ 15,832	$ 17,266	$ 1,220

The accompanying notes are an integral part of these financial statements.
20

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Van
	Kampen	ING Strategic	ING Strategic	ING Strategic
	Equity and	Allocation	Allocation	Allocation	ING Growth
	Income	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 66,795	$ 8,694	$ 8,694	$ 10,045	$ 215,519
Total assets	66,795	8,694	8,694	10,045	215,519
Net assets	$ 66,795	$ 8,694	$ 8,694	$ 10,045	$ 215,519

Net assets
Accumulation units	$ 66,795	$ 6,108	$ 7,253	$ 7,490	$ 161,970
Contracts in payout (annuitization)
period	-	2,586	1,441	2,555	53,549
Total net assets	$ 66,795	$ 8,694	$ 8,694	$ 10,045	$ 215,519

Total number of shares	2,152,592	887,137	925,859	1,048,562	11,097,766

Cost of shares	$ 73,228	$ 10,290	$ 11,153	$ 13,183	$ 212,098

The accompanying notes are an integral part of these financial statements.
21

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Assets
Investments in mutual funds
at fair value	$ 1,481	$ 18,495	$ 10,586	$ 8,683	$ 7,044
Total assets	1,481	18,495	10,586	8,683	7,044
Net assets	$ 1,481	$ 18,495	$ 10,586	$ 8,683	$ 7,044

Net assets
Accumulation units	$ 1,481	$ 18,495	$ 10,586	$ 8,683	$ 7,044
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,481	$ 18,495	$ 10,586	$ 8,683	$ 7,044

Total number of shares	191,122	2,280,496	1,339,950	1,093,590	894,991

Cost of shares	$ 1,815	$ 21,993	$ 12,703	$ 10,427	$ 8,456

The accompanying notes are an integral part of these financial statements.
22

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Assets
Investments in mutual funds
at fair value	$ 4,779	$ 6,024	$ 15,586	$ 14,452	$ 12,578
Total assets	4,779	6,024	15,586	14,452	12,578
Net assets	$ 4,779	$ 6,024	$ 15,586	$ 14,452	$ 12,578

Net assets
Accumulation units	$ 4,779	$ 6,024	$ 15,586	$ 14,452	$ 12,578
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 4,779	$ 6,024	$ 15,586	$ 14,452	$ 12,578

Total number of shares	595,904	767,346	2,026,810	1,530,984	1,266,629

Cost of shares	$ 5,680	$ 7,113	$ 18,746	$ 15,385	$ 12,876

The accompanying notes are an integral part of these financial statements.
23

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING BlackRock
	Science and				ING
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	International
	Opportunities	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 5,656	$ 84,361	$ 9,299	$ 3,939	$ 11,857
Total assets	5,656	84,361	9,299	3,939	11,857
Net assets	$ 5,656	$ 84,361	$ 9,299	$ 3,939	$ 11,857

Net assets
Accumulation units	$ 5,656	$ 64,743	$ 9,299	$ 3,939	$ 10,666
Contracts in payout (annuitization)
period	-	19,618	-	-	1,191
Total net assets	$ 5,656	$ 84,361	$ 9,299	$ 3,939	$ 11,857

Total number of shares	1,129,012	6,792,352	723,696	341,904	1,444,228

Cost of shares	$ 5,389	$ 105,293	$ 12,279	$ 5,313	$ 10,888

The accompanying notes are an integral part of these financial statements.
24

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING	ING	ING Russell™	ING Russell™	ING Russell™
	International	Opportunistic	Large Cap	Large Cap	Large Cap
	Index	Large Cap	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 42	$ 13,488	$ 28,908	$ 20,115	$ 10,184
Total assets	42	13,488	28,908	20,115	10,184
Net assets	$ 42	$ 13,488	$ 28,908	$ 20,115	$ 10,184

Net assets
Accumulation units	$ 42	$ 12,395	$ 28,491	$ 16,168	$ 10,184
Contracts in payout (annuitization)
period	-	1,093	417	3,947	-
Total net assets	$ 42	$ 13,488	$ 28,908	$ 20,115	$ 10,184

Total number of shares	5,177	1,405,022	2,251,397	2,255,026	805,094

Cost of shares	$ 39	$ 13,731	$ 24,555	$ 17,088	$ 8,602

The accompanying notes are an integral part of these financial statements.
25

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Mid Cap	ING Russell™	Small Cap	ING Small
	Value Index	Growth Index	Mid Cap Index	Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 1,568	$ 101	$ 159	$ 123	$ 30,900
Total assets	1,568	101	159	123	30,900
Net assets	$ 1,568	$ 101	$ 159	$ 123	$ 30,900

Net assets
Accumulation units	$ 1,568	$ 101	$ 159	$ 123	$ 26,373
Contracts in payout (annuitization)
period	-	-	-	-	4,527
Total net assets	$ 1,568	$ 101	$ 159	$ 123	$ 30,900

Total number of shares	124,084	7,677	17,085	12,556	2,085,036

Cost of shares	$ 1,330	$ 91	$ 133	$ 95	$ 38,984

The accompanying notes are an integral part of these financial statements.
26

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
	ING U.S. Bond	International	ING MidCap	ING MidCap	ING SmallCap
	Index	Value	Opportunities	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 675	$ 3,320	$ 523	$ 2,989	$ 320
Total assets	675	3,320	523	2,989	320
Net assets	$ 675	$ 3,320	$ 523	$ 2,989	$ 320

Net assets
Accumulation units	$ 675	$ 3,320	$ 523	$ 2,989	$ 320
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 675	$ 3,320	$ 523	$ 2,989	$ 320

Total number of shares	64,986	392,428	57,870	337,359	19,872

Cost of shares	$ 667	$ 4,067	$ 442	$ 2,304	$ 232

The accompanying notes are an integral part of these financial statements.
27

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			Janus Aspen	Janus Aspen
		Janus Aspen	Series	Series Flexible	Janus Aspen
	ING SmallCap Series Balanced		Enterprise	Bond	Series Janus
	Opportunities	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio -	Institutional	Institutional	Institutional	Institutional
	Class S	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 2,004	$ 13	$ 2	$ 3	$ 2
Total assets	2,004	13	2	3	2
Net assets	$ 2,004	$ 13	$ 2	$ 3	$ 2

Net assets
Accumulation units	$ 2,004	$ 13	$ 2	$ 3	$ 2
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,004	$ 13	$ 2	$ 3	$ 2

Total number of shares	127,233	496	58	231	81

Cost of shares	$ 2,268	$ 13	$ 2	$ 3	$ 2

The accompanying notes are an integral part of these financial statements.
28

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Janus Aspen
	Series	Lord Abbett
	Worldwide	Series Fund -			Oppenheimer
	Portfolio -	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Institutional	Portfolio -	Global	Main Street	Small Cap
	Shares	Class VC	Securities/VA	Fund®/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 1	$ 2,101	$ 62	$ 288	$ 586
Total assets	1	2,101	62	288	586
Net assets	$ 1	$ 2,101	$ 62	$ 288	$ 586

Net assets
Accumulation units	$ 1	$ 2,101	$ 62	$ -	$ 586
Contracts in payout (annuitization)
period	-	-	-	288	-
Total net assets	$ 1	$ 2,101	$ 62	$ 288	$ 586

Total number of shares	46	158,589	2,345	15,852	40,721

Cost of shares	$ 2	$ 2,873	$ 75	$ 367	$ 668

The accompanying notes are an integral part of these financial statements.
29

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High	Premier VIT
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT	OpCap Mid
	MidCap	Administrative	Portfolio -	Portfolio -	Cap Portfolio -
	Fund/VA	Class	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 195	$ 8,712	$ 2,820	$ 551	$ 708
Total assets	195	8,712	2,820	551	708
Net assets	$ 195	$ 8,712	$ 2,820	$ 551	$ 708

Net assets
Accumulation units	$ -	$ 8,712	$ 2,820	$ 551	$ 708
Contracts in payout (annuitization)
period	195	-	-	-	-
Total net assets	$ 195	$ 8,712	$ 2,820	$ 551	$ 708

Total number of shares	5,337	700,333	103,158	57,800	59,360

Cost of shares	$ 194	$ 8,604	$ 2,465	$ 484	$ 608

The accompanying notes are an integral part of these financial statements.
30

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Wanger
	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 1,413	$ 2,845	$ 432
Total assets	1,413	2,845	432
Net assets	$ 1,413	$ 2,845	$ 432

Net assets
Accumulation units	$ 1,413	$ 2,845	$ 432
Contracts in payout (annuitization)
period	-	-	-
Total net assets	$ 1,413	$ 2,845	$ 432

Total number of shares	47,622	123,444	15,755

Cost of shares	$ 1,356	$ 2,791	$ 376

The accompanying notes are an integral part of these financial statements.
31

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	AIM V.I.
	Capital				Federated
	Appreciation	AIM V.I. Core	Calvert Social	Federated	Clover Value
	Fund - Series I	Equity Fund -	Balanced	Capital Income	Fund II -
	Shares	Series I Shares	Portfolio	Fund II	Primary Shares
Net investment income (loss)
Income:
Dividends	$ 4	$ 26	$ 24	$ 91	$ 206
Total investment income	4	26	24	91	206
Expenses:
Mortality and expense risk and
other charges	5	13	12	20	104
Total expenses	5	13	12	20	104
Net investment income (loss)	(1)	13	12	71	102

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	(50)	(153)	(39)	(2,805)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(37)	(50)	(153)	(39)	(2,805)
Net unrealized appreciation
(depreciation) of investments	140	354	366	300	3,446
Net realized and unrealized gain (loss)
on investments	103	304	213	261	641
Net increase (decrease) in net assets
resulting from operations	$ 102	$ 317	$ 225	$ 332	$ 743

The accompanying notes are an integral part of these financial statements.
32

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		Federated	Federated High		Federated Mid
	Federated	Fund for U.S.	Income Bond	Federated	Cap Growth
	Equity Income	Government	Fund II -	International	Strategies
	Fund II	Securities II	Primary Shares	Equity Fund II	Fund II
Net investment income (loss)
Income:
Dividends	$ 100	$ 89	$ 452	$ 42	$ -
Total investment income	100	89	452	42	-
Expenses:
Mortality and expense risk and
other charges	30	25	55	20	33
Total expenses	30	25	55	20	33
Net investment income (loss)	70	64	397	22	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	2	(288)	(85)	(359)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(45)	2	(288)	(85)	(359)
Net unrealized appreciation
(depreciation) of investments	222	(2)	1,488	520	957
Net realized and unrealized gain (loss)
on investments	177	-	1,200	435	598
Net increase (decrease) in net assets
resulting from operations	$ 247	$ 64	$ 1,597	$ 457	$ 565

The accompanying notes are an integral part of these financial statements.
33

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 8	$ 1,326	$ 34	$ 14	$ 103
Total investment income	8	1,326	34	14	103
Expenses:
Mortality and expense risk and
other charges	24	719	70	3	42
Total expenses	24	719	70	3	42
Net investment income (loss)	(16)	607	(36)	11	61

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(7,749)	(419)	(5)	(787)
Capital gains distributions	-	-	7	-	15
Total realized gain (loss) on investments
and capital gains distributions	-	(7,749)	(412)	(5)	(772)
Net unrealized appreciation
(depreciation) of investments	-	21,907	2,369	62	1,782
Net realized and unrealized gain (loss)
on investments	-	14,158	1,957	57	1,010
Net increase (decrease) in net assets
resulting from operations	$ (16)	$ 14,765	$ 1,921	$ 68	$ 1,071

The accompanying notes are an integral part of these financial statements.
34

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class I
Net investment income (loss)
Income:
Dividends	$ 1,535	$ 519	$ 79	$ 47	$ 3,562
Total investment income	1,535	519	79	47	3,562
Expenses:
Mortality and expense risk and
other charges	1,295	288	13	25	917
Total expenses	1,295	288	13	25	917
Net investment income (loss)	240	231	66	22	2,645

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,310)	(579)	(5)	(390)	(3,562)
Capital gains distributions	30	485	4	128	-
Total realized gain (loss) on investments
and capital gains distributions	(7,280)	(94)	(1)	(262)	(3,562)
Net unrealized appreciation
(depreciation) of investments	40,198	4,408	53	973	13,330
Net realized and unrealized gain (loss)
on investments	32,918	4,314	52	711	9,768
Net increase (decrease) in net assets
resulting from operations	$ 33,158	$ 4,545	$ 118	$ 733	$ 12,413

The accompanying notes are an integral part of these financial statements.
35

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING	ING
	Intermediate	AllianceBernstein		ING American	ING American
	Bond	Mid Cap Growth	ING American	Funds Growth-	Funds
	Portfolio -	Portfolio - Service	Funds Growth	Income	International
	Class I	Class	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 6,755	$ -	$ 249	$ 269	$ 512
Total investment income	6,755	-	249	269	512
Expenses:
Mortality and expense risk and
other charges	1,238	1	159	140	175
Total expenses	1,238	1	159	140	175
Net investment income (loss)	5,517	(1)	90	129	337

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5,029)	(53)	(2,097)	(1,206)	(1,646)
Capital gains distributions	-	-	1,705	844	2,352
Total realized gain (loss) on investments
and capital gains distributions	(5,029)	(53)	(392)	(362)	706
Net unrealized appreciation
(depreciation) of investments	10,087	71	4,367	3,133	3,731
Net realized and unrealized gain (loss)
on investments	5,058	18	3,975	2,771	4,437
Net increase (decrease) in net assets
resulting from operations	$ 10,575	$ 17	$ 4,065	$ 2,900	$ 4,774

The accompanying notes are an integral part of these financial statements.
36

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		ING BlackRock	ING Clarion
		Large Cap	Global Real	ING Clarion
	ING Artio	Growth	Estate	Global Real	ING Clarion
	Foreign	Portfolio -	Portfolio -	Estate	Real Estate
	Portfolio -	Institutional	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 248	$ 133	$ 28	$ 24	$ 42
Total investment income	248	133	28	24	42
Expenses:
Mortality and expense risk and
other charges	62	267	9	11	9
Total expenses	62	267	9	11	9
Net investment income (loss)	186	(134)	19	13	33

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,259)	(2,825)	(163)	(226)	(394)
Capital gains distributions	-	-	-	-	26
Total realized gain (loss) on investments
and capital gains distributions	(2,259)	(2,825)	(163)	(226)	(368)
Net unrealized appreciation
(depreciation) of investments	3,193	8,637	477	485	696
Net realized and unrealized gain (loss)
on investments	934	5,812	314	259	328
Net increase (decrease) in net assets
resulting from operations	$ 1,120	$ 5,678	$ 333	$ 272	$ 361

The accompanying notes are an integral part of these financial statements.
37

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		ING Evergreen	ING FMRSM
	ING Evergreen	Omega	Diversified Mid	ING FMRSM	ING Franklin
	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid	Income
	Portfolio -	Institutional	Institutional	Cap Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 39	$ 99	$ 5	$ 254
Total investment income	-	39	99	5	254
Expenses:
Mortality and expense risk and
other charges	4	97	178	8	48
Total expenses	4	97	178	8	48
Net investment income (loss)	(4)	(58)	(79)	(3)	206

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(196)	(234)	(1,834)	(108)	(474)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(196)	(234)	(1,834)	(108)	(474)
Net unrealized appreciation
(depreciation) of investments	239	2,959	6,478	425	1,308
Net realized and unrealized gain (loss)
on investments	43	2,725	4,644	317	834
Net increase (decrease) in net assets
resulting from operations	$ 39	$ 2,667	$ 4,565	$ 314	$ 1,040

The accompanying notes are an integral part of these financial statements.
38

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

					ING Index Plus
			ING Growth		International
	ING Franklin	ING Global	and Income	ING Growth	Equity
	Mutual Shares	Resources	Portfolio II -	and Income	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio II -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 23	$ 235	$ 5	$ 617
Total investment income	3	23	235	5	617
Expenses:
Mortality and expense risk and
other charges	24	70	48	1	65
Total expenses	24	70	48	1	65
Net investment income (loss)	(21)	(47)	187	4	552

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(234)	(1,006)	(9,466)	(237)	(10,801)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(234)	(1,006)	(9,466)	(237)	(10,801)
Net unrealized appreciation
(depreciation) of investments	726	3,285	10,270	252	11,730
Net realized and unrealized gain (loss)
on investments	492	2,279	804	15	929
Net increase (decrease) in net assets
resulting from operations	$ 471	$ 2,232	$ 991	$ 19	$ 1,481

The accompanying notes are an integral part of these financial statements.
39

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING JPMorgan		ING JPMorgan
	ING Index Plus		Emerging	ING JPMorgan	Small Cap Core
	International	ING Janus	Markets Equity	Emerging	Equity
	Equity	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 38	$ 7	$ 71	$ 75	$ 14
Total investment income	38	7	71	75	14
Expenses:
Mortality and expense risk and
other charges	3	8	58	48	22
Total expenses	3	8	58	48	22
Net investment income (loss)	35	(1)	13	27	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(621)	(37)	(1,259)	(597)	(260)
Capital gains distributions	-	-	-	-	42
Total realized gain (loss) on investments
and capital gains distributions	(621)	(37)	(1,259)	(597)	(218)
Net unrealized appreciation
(depreciation) of investments	691	356	3,503	3,534	645
Net realized and unrealized gain (loss)
on investments	70	319	2,244	2,937	427
Net increase (decrease) in net assets
resulting from operations	$ 105	$ 318	$ 2,257	$ 2,964	$ 419

The accompanying notes are an integral part of these financial statements.
40

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		ING JPMorgan
	ING JPMorgan	Value	ING JPMorgan	ING LifeStyle
	Small Cap Core	Opportunities	Value	Aggressive	ING LifeStyle
	Equity	Portfolio -	Opportunities	Growth	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 549	$ 78	$ 39	$ 194
Total investment income	-	549	78	39	194
Expenses:
Mortality and expense risk and
other charges	1	60	10	11	43
Total expenses	1	60	10	11	43
Net investment income (loss)	(1)	489	68	28	151

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(7,744)	(1,058)	(594)	(2,207)
Capital gains distributions	3	-	-	17	90
Total realized gain (loss) on investments
and capital gains distributions	(4)	(7,744)	(1,058)	(577)	(2,117)
Net unrealized appreciation
(depreciation) of investments	32	7,825	1,092	803	2,830
Net realized and unrealized gain (loss)
on investments	28	81	34	226	713
Net increase (decrease) in net assets
resulting from operations	$ 27	$ 570	$ 102	$ 254	$ 864

The accompanying notes are an integral part of these financial statements.
41

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING Lord
	ING LifeStyle		Abbett	ING Lord
	Moderate	ING LifeStyle	Affiliated	Abbett	ING Marsico
	Growth	Moderate	Portfolio -	Affiliated	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 354	$ 458	$ 30	$ 3	$ 13
Total investment income	354	458	30	3	13
Expenses:
Mortality and expense risk and
other charges	67	80	28	6	13
Total expenses	67	80	28	6	13
Net investment income (loss)	287	378	2	(3)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,572)	(1,700)	(1,358)	(157)	(278)
Capital gains distributions	138	102	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,434)	(1,598)	(1,358)	(157)	(278)
Net unrealized appreciation
(depreciation) of investments	3,476	2,586	1,854	244	650
Net realized and unrealized gain (loss)
on investments	1,042	988	496	87	372
Net increase (decrease) in net assets
resulting from operations	$ 1,329	$ 1,366	$ 498	$ 84	$ 372

The accompanying notes are an integral part of these financial statements.
42

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

					ING
	ING Marsico	ING MFS Total			Oppenheimer
	International	Return	ING MFS Total	ING MFS	Main Street
	Opportunities	Portfolio -	Return	Utilities	Portfolio® -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 65	$ 1,215	$ 30	$ 110	$ 11
Total investment income	65	1,215	30	110	11
Expenses:
Mortality and expense risk and
other charges	59	567	9	18	9
Total expenses	59	567	9	18	9
Net investment income (loss)	6	648	21	92	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,112)	(4,970)	(235)	(645)	(730)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,112)	(4,970)	(235)	(645)	(730)
Net unrealized appreciation
(depreciation) of investments	2,678	11,208	375	1,101	791
Net realized and unrealized gain (loss)
on investments	1,566	6,238	140	456	61
Net increase (decrease) in net assets
resulting from operations	$ 1,572	$ 6,886	$ 161	$ 548	$ 63

The accompanying notes are an integral part of these financial statements.
43

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING		ING Pioneer	ING Pioneer	ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	Fund	Mid Cap Value
	Main Street	High Yield	Portfolio -	Portfolio -	Portfolio -
	Portfolio® -	Portfolio -	Institutional	Institutional	Institutional
	Service Class	Service Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 262	$ -	$ 148	$ 35
Total investment income	1	262	-	148	35
Expenses:
Mortality and expense risk and
other charges	-	36	26	123	20
Total expenses	-	36	26	123	20
Net investment income (loss)	1	226	(26)	25	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(53)	(214)	(842)	(695)	(356)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(53)	(214)	(842)	(695)	(356)
Net unrealized appreciation
(depreciation) of investments	61	1,210	1,187	2,808	867
Net realized and unrealized gain (loss)
on investments	8	996	345	2,113	511
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 1,222	$ 319	$ 2,138	$ 526

The accompanying notes are an integral part of these financial statements.
44

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING
		ING	Retirement	ING	ING T. Rowe
	ING Pioneer	Retirement	Moderate	Retirement	Price Capital
	Mid Cap Value	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ -	$ -	$ 184
Total investment income	8	-	-	-	184
Expenses:
Mortality and expense risk and
other charges	8	13	17	21	80
Total expenses	8	13	17	21	80
Net investment income (loss)	-	(13)	(17)	(21)	104

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(253)	3	3	3	(1,192)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(253)	3	3	3	(1,192)
Net unrealized appreciation
(depreciation) of investments	378	109	125	124	3,633
Net realized and unrealized gain (loss)
on investments	125	112	128	127	2,441
Net increase (decrease) in net assets
resulting from operations	$ 125	$ 99	$ 111	$ 106	$ 2,545

The accompanying notes are an integral part of these financial statements.
45

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING Van	ING Van
	ING T. Rowe		Kampen	Kampen	ING Wells
	Price Equity	ING Templeton	Capital Growth	Growth and	Fargo Small
	Income	Global Growth	Portfolio -	Income	Cap Disciplined
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 93	$ 10	$ 235	$ 10	$ 2
Total investment income	93	10	235	10	2
Expenses:
Mortality and expense risk and
other charges	48	6	174	7	3
Total expenses	48	6	174	7	3
Net investment income (loss)	45	4	61	3	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,167)	(101)	(16,197)	(205)	(53)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,167)	(101)	(16,197)	(205)	(53)
Net unrealized appreciation
(depreciation) of investments	2,239	215	21,468	373	134
Net realized and unrealized gain (loss)
on investments	1,072	114	5,271	168	81
Net increase (decrease) in net assets
resulting from operations	$ 1,117	$ 118	$ 5,332	$ 171	$ 80

The accompanying notes are an integral part of these financial statements.
46

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		ING American
		Century Large	ING American		ING Baron
	ING Money	Company	Century Small-	ING Baron	Small Cap
	Market	Value	Mid Cap Value	Asset	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 521	$ 3	$ 22	$ -	$ -
Total investment income	521	3	22	-	-
Expenses:
Mortality and expense risk and
other charges	2,142	1	10	2	27
Total expenses	2,142	1	10	2	27
Net investment income (loss)	(1,621)	2	12	(2)	(27)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(20)	(248)	(23)	(275)
Capital gains distributions	73	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	73	(20)	(248)	(23)	(275)
Net unrealized appreciation
(depreciation) of investments	-	19	626	107	1,154
Net realized and unrealized gain (loss)
on investments	73	(1)	378	84	879
Net increase (decrease) in net assets
resulting from operations	$ (1,548)	$ 1	$ 390	$ 82	$ 852

The accompanying notes are an integral part of these financial statements.
47

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

				ING Legg
				Mason
	ING Columbia			Partners	ING Neuberger
	Small Cap	ING Davis New	ING JPMorgan	Aggressive	Berman
	Value	York Venture	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 9	$ 15	$ 20	$ -	$ 563
Total investment income	9	15	20	-	563
Expenses:
Mortality and expense risk and
other charges	8	24	13	212	97
Total expenses	8	24	13	212	97
Net investment income (loss)	1	(9)	7	(212)	466

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(114)	(548)	(181)	439	(10,941)
Capital gains distributions	-	-	24	-	-
Total realized gain (loss) on investments
and capital gains distributions	(114)	(548)	(157)	439	(10,941)
Net unrealized appreciation
(depreciation) of investments	254	1,202	496	4,349	12,537
Net realized and unrealized gain (loss)
on investments	140	654	339	4,788	1,596
Net increase (decrease) in net assets
resulting from operations	$ 141	$ 645	$ 346	$ 4,576	$ 2,062

The accompanying notes are an integral part of these financial statements.
48

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING	ING
	ING Neuberger	ING	Oppenheimer	Oppenheimer
	Berman	Oppenheimer	Strategic	Strategic	ING PIMCO
	Partners	Global	Income	Income	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6	$ 1,991	$ 1,665	$ 4	$ 397
Total investment income	6	1,991	1,665	4	397
Expenses:
Mortality and expense risk and
other charges	1	948	509	1	103
Total expenses	1	948	509	1	103
Net investment income (loss)	5	1,043	1,156	3	294

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	(2,933)	(694)	(1)	43
Capital gains distributions	-	1,438	-	-	439
Total realized gain (loss) on investments
and capital gains distributions	(22)	(1,495)	(694)	(1)	482
Net unrealized appreciation
(depreciation) of investments	38	26,495	7,170	20	555
Net realized and unrealized gain (loss)
on investments	16	25,000	6,476	19	1,037
Net increase (decrease) in net assets
resulting from operations	$ 21	$ 26,043	$ 7,632	$ 22	$ 1,331

The accompanying notes are an integral part of these financial statements.
49

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,256	$ 113	$ 56	$ 52	$ 23
Total investment income	1,256	113	56	52	23
Expenses:
Mortality and expense risk and
other charges	202	23	11	12	7
Total expenses	202	23	11	12	7
Net investment income (loss)	1,054	90	45	40	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(769)	(126)	(258)	(122)	(35)
Capital gains distributions	-	26	1	2	8
Total realized gain (loss) on investments
and capital gains distributions	(769)	(100)	(257)	(120)	(27)
Net unrealized appreciation
(depreciation) of investments	7,802	565	574	526	269
Net realized and unrealized gain (loss)
on investments	7,033	465	317	406	242
Net increase (decrease) in net assets
resulting from operations	$ 8,087	$ 555	$ 362	$ 446	$ 258

The accompanying notes are an integral part of these financial statements.
50

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2009
	(Dollars in thousands)

		ING T. Rowe
		Price	ING T. Rowe		ING
	ING Solution	Diversified Mid	Price Growth	ING Templeton	Templeton
	Income	Cap Growth	Equity	Foreign Equity Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 82	$ 157	$ 47	$ -	$ -
Total investment income	82	157	47	-		-
Expenses:
Mortality and expense risk and
other charges	11	422	350	211		-
Total expenses	11	422	350	211		-
Net investment income (loss)	71	(265)	(303)	(211)		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(140)	(2,117)	376	(2,245)		-
Capital gains distributions	6	-	-	-		-
Total realized gain (loss) on investments
and capital gains distributions	(134)	(2,117)	376	(2,245)		-
Net unrealized appreciation
(depreciation) of investments	264	15,853	9,652	7,347		-
Net realized and unrealized gain (loss)
on investments	130	13,736	10,028	5,102		-
Net increase (decrease) in net assets
resulting from operations	$ 201	$ 13,471	$ 9,725	$ 4,891	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING	ING UBS U.S.	ING Van	ING Van	ING Strategic
	Thornburg	Large Cap	Kampen	Kampen Equity	Allocation
	Value	Equity	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Class I
Net investment income (loss)
Income:
Dividends	$ 174	$ 222	$ 22	$ 1,197	$ 678
Total investment income	174	222	22	1,197	678
Expenses:
Mortality and expense risk and
other charges	169	186	9	761	105
Total expenses	169	186	9	761	105
Net investment income (loss)	5	36	13	436	573

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	65	(655)	(475)	(3,284)	(886)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	65	(655)	(475)	(3,284)	(886)
Net unrealized appreciation
(depreciation) of investments	5,152	4,612	691	15,032	1,547
Net realized and unrealized gain (loss)
on investments	5,217	3,957	216	11,748	661
Net increase (decrease) in net assets
resulting from operations	$ 5,222	$ 3,993	$ 229	$ 12,184	$ 1,234

The accompanying notes are an integral part of these financial statements.
52

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth
	Growth	Moderate	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 3	Series 4
Net investment income (loss)
Income:
Dividends	$ 850	$ 858	$ 2,868	$ 335	$ 102
Total investment income	850	858	2,868	335	102
Expenses:
Mortality and expense risk and
other charges	96	115	2,107	60	20
Total expenses	96	115	2,107	60	20
Net investment income (loss)	754	743	761	275	82

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,358)	(1,216)	(5,761)	(1,224)	(533)
Capital gains distributions	465	284	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(893)	(932)	(5,761)	(1,224)	(533)
Net unrealized appreciation
(depreciation) of investments	1,880	1,817	54,072	831	434
Net realized and unrealized gain (loss)
on investments	987	885	48,311	(393)	(99)
Net increase (decrease) in net assets
resulting from operations	$ 1,741	$ 1,628	$ 49,072	$ (118)	$ (17)

The accompanying notes are an integral part of these financial statements.
53

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$ 56	$ 422	$ 264	$ 212	$ 169
Total investment income	56	422	264	212	169
Expenses:
Mortality and expense risk and
other charges	25	348	203	163	127
Total expenses	25	348	203	163	127
Net investment income (loss)	31	74	61	49	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(72)	(1,088)	(571)	(663)	(343)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(72)	(1,088)	(571)	(663)	(343)
Net unrealized appreciation
(depreciation) of investments	38	947	393	596	274
Net realized and unrealized gain (loss)
on investments	(34)	(141)	(178)	(67)	(69)
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (67)	$ (117)	$ (18)	$ (27)

The accompanying notes are an integral part of these financial statements.
54

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Net investment income (loss)
Income:
Dividends	$ 150	$ 276	$ 558	$ 597	$ 666
Total investment income	150	276	558	597	666
Expenses:
Mortality and expense risk and
other charges	93	117	293	272	279
Total expenses	93	117	293	272	279
Net investment income (loss)	57	159	265	325	387

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(415)	(557)	(1,488)	(354)	(123)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(415)	(557)	(1,488)	(354)	(123)
Net unrealized appreciation
(depreciation) of investments	180	192	712	(694)	(825)
Net realized and unrealized gain (loss)
on investments	(235)	(365)	(776)	(1,048)	(948)
Net increase (decrease) in net assets
resulting from operations	$ (178)	$ (206)	$ (511)	$ (723)	$ (561)

The accompanying notes are an integral part of these financial statements.
55

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING BlackRock
	Science and				ING
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	International
	Opportunities	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 2,482	$ 137	$ 64	$ -
Total investment income	-	2,482	137	64	-
Expenses:
Mortality and expense risk and
other charges	51	930	63	28	58
Total expenses	51	930	63	28	58
Net investment income (loss)	(51)	1,552	74	36	(58)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(185)	(3,224)	(608)	(347)	23
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(185)	(3,224)	(608)	(347)	23
Net unrealized appreciation
(depreciation) of investments	2,199	16,931	2,701	1,080	1,073
Net realized and unrealized gain (loss)
on investments	2,014	13,707	2,093	733	1,096
Net increase (decrease) in net assets
resulting from operations	$ 1,963	$ 15,259	$ 2,167	$ 769	$ 1,038

The accompanying notes are an integral part of these financial statements.
56

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING
	ING		Opportunistic	ING	ING	ING Russell™
	International		Large Cap	Opportunistic	Opportunistic	Large Cap
	Index		Growth	Large Cap	Large Cap	Growth Index
	Portfolio -		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S		Class I	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ -		$ 77	$ 146	$ 8	$ -
Total investment income		-	77	146	8	-
Expenses:
Mortality and expense risk and
other charges		-	53	92	2	165
Total expenses		-	53	92	2	165
Net investment income (loss)		-	24	54	6	(165)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		2	(672)	(643)	(163)	270
Capital gains distributions		-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions		2	(672)	(643)	(163)	270
Net unrealized appreciation
(depreciation) of investments		3	1,912	1,931	166	4,353
Net realized and unrealized gain (loss)
on investments		5	1,240	1,288	3	4,623
Net increase (decrease) in net assets
resulting from operations	$ 5		$ 1,264	$ 1,342	$ 9	$ 4,458

The accompanying notes are an integral part of these financial statements.
57

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Mid Cap	ING Russell™
	Index	Value Index	Value Index	Growth Index	Mid Cap Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	115	56	10	-	1
Total expenses	115	56	10	-	1
Net investment income (loss)	(115)	(56)	(10)	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	321	188	20	1	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	321	188	20	1	-
Net unrealized appreciation
(depreciation) of investments	3,039	1,582	238	10	39
Net realized and unrealized gain (loss)
on investments	3,360	1,770	258	11	39
Net increase (decrease) in net assets
resulting from operations	$ 3,245	$ 1,714	$ 248	$ 11	$ 38

The accompanying notes are an integral part of these financial statements.
58

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING Russell™			ING
	Small Cap	ING Small	ING U.S. Bond	International	ING MidCap
	Index	Company	Index	Value	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 182	$ 13	$ 48	$ 1
Total investment income	-	182	13	48	1
Expenses:
Mortality and expense risk and
other charges	1	325	4	25	4
Total expenses	1	325	4	25	4
Net investment income (loss)	(1)	(143)	9	23	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(2,713)	10	(1,727)	(133)
Capital gains distributions	-	-	5	-	-
Total realized gain (loss) on investments
and capital gains distributions	(9)	(2,713)	15	(1,727)	(133)
Net unrealized appreciation
(depreciation) of investments	38	9,234	4	2,308	280
Net realized and unrealized gain (loss)
on investments	29	6,521	19	581	147
Net increase (decrease) in net assets
resulting from operations	$ 28	$ 6,378	$ 28	$ 604	$ 144

The accompanying notes are an integral part of these financial statements.
59

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

				Janus Aspen		Janus Aspen
				Series		Series
	ING MidCap	ING SmallCap ING SmallCap		Balanced		Enterprise
	Opportunities	Opportunities	Opportunities	Portfolio -		Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional		Institutional
	Class S	Class I	Class S	Shares		Shares
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ -	$ 1		$ -
Total investment income	3	-	-		1		-
Expenses:
Mortality and expense risk and
other charges	32	3	22		-		-
Total expenses	32	3	22		-		-
Net investment income (loss)	(29)	(3)	(22)		1		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	125	(182)	(167)		-		-
Capital gains distributions	-	-	-		-		-
Total realized gain (loss) on investments
and capital gains distributions	125	(182)	(167)		-		-
Net unrealized appreciation
(depreciation) of investments	809	206	658		3		1
Net realized and unrealized gain (loss)
on investments	934	24	491		3		1
Net increase (decrease) in net assets
resulting from operations	$ 905	$ 21	$ 469	$ 4		$ 1

The accompanying notes are an integral part of these financial statements.
60

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	Janus Aspen		Janus Aspen
	Series Flexible	Janus Aspen	Series	Lord Abbett
	Bond	Series Janus	Worldwide	Series Fund -
	Portfolio -	Portfolio -	Portfolio -	Mid-Cap Value	Oppenheimer
	Institutional	Institutional	Institutional	Portfolio -	Global
	Shares	Shares	Shares	Class VC	Securities/VA
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 9	$ 1
Total investment income	-	-	-	9	1
Expenses:
Mortality and expense risk and
other charges	-	-	-	16	-
Total expenses	-	-	-	16	-
Net investment income (loss)	-	-	-	(7)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1)	-	(594)	(1)
Capital gains distributions	-	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	-	(594)	-
Net unrealized appreciation
(depreciation) of investments	-	2	1	980	17
Net realized and unrealized gain (loss)
on investments	-	1	1	386	17
Net increase (decrease) in net assets
resulting from operations	$ -	$ 1	$ 1	$ 379	$ 18

The accompanying notes are an integral part of these financial statements.
61

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

				PIMCO Real	Pioneer
		Oppenheimer		Return	Emerging
	Oppenheimer	Main Street	Oppenheimer	Portfolio -	Markets VCT
	Main Street	Small Cap	MidCap	Administrative	Portfolio -
	Fund®/VA	Fund®/VA	Fund/VA	Class	Class I
Net investment income (loss)
Income:
Dividends	$ 5	$ 4	$ -	$ 225	$ 24
Total investment income	5	4	-	225	24
Expenses:
Mortality and expense risk and
other charges	3	4	1	58	17
Total expenses	3	4	1	58	17
Net investment income (loss)	2	-	(1)	167	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	(26)	(22)	(175)	(702)
Capital gains distributions	-	-	-	332	-
Total realized gain (loss) on investments
and capital gains distributions	(14)	(26)	(22)	157	(702)
Net unrealized appreciation
(depreciation) of investments	76	173	31	821	1,653
Net realized and unrealized gain (loss)
on investments	62	147	9	978	951
Net increase (decrease) in net assets
resulting from operations	$ 64	$ 147	$ 8	$ 1,145	$ 958

The accompanying notes are an integral part of these financial statements.
62

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	Pioneer High	Premier VIT
	Yield VCT	OpCap Mid
	Portfolio -	Cap Portfolio -	Wanger
	Class I	Class I	International	Wanger Select	Wanger USA
Net investment income (loss)
Income:
Dividends	$ 27	$ 1	$ 29	$ -	$ -
Total investment income	27	1	29	-	-
Expenses:
Mortality and expense risk and
other charges	3	3	6	17	2
Total expenses	3	3	6	17	2
Net investment income (loss)	24	(2)	23	(17)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(124)	1	(13)	(652)	(107)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(124)	1	(13)	(652)	(107)
Net unrealized appreciation
(depreciation) of investments	252	100	224	1,708	219
Net realized and unrealized gain (loss)
on investments	128	101	211	1,056	112
Net increase (decrease) in net assets
resulting from operations	$ 152	$ 99	$ 234	$ 1,039	$ 110

The accompanying notes are an integral part of these financial statements.
63

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

AIM V.I.
Capital
	Appreciation	AIM V.I. Core	Calvert Social	Federated
	Fund - Series I	Equity Fund -	Balanced	Capital Income
	Shares	Series I Shares	Portfolio	Fund II
Net assets at January 1, 2008	$ 929	$ 1,492	$ 1,766	$ 2,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	17	22	97
Total realized gain (loss) on investments
and capital gains distributions	(10)	86	30	163
Net unrealized appreciation (depreciation)
of investments	(376)	(600)	(598)	(698)
Net increase (decrease) in net assets from operations	(392)	(497)	(546)	(438)
Changes from principal transactions:
Total unit transactions	(14)	89	(48)	(608)
Increase (decrease) in assets derived from principal
transactions	(14)	89	(48)	(608)
Total increase (decrease)	(406)	(408)	(594)	(1,046)
Net assets at December 31, 2008	523	1,084	1,172	1,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	13	12	71
Total realized gain (loss) on investments
and capital gains distributions	(37)	(50)	(153)	(39)
Net unrealized appreciation (depreciation)
of investments	140	354	366	300
Net increase (decrease) in net assets from operations	102	317	225	332
Changes from principal transactions:
Total unit transactions	23	151	(156)	(286)
Increase (decrease) in assets derived from principal
transactions	23	151	(156)	(286)
Total increase (decrease)	125	468	69	46
Net assets at December 31, 2009	$ 648	$ 1,552	$ 1,241	$ 1,537

The accompanying notes are an integral part of these financial statements.
64

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years ended December 31, 2009 and 2008
(Dollars in thousands)

	Federated		Federated Fund	Federated High
	Clover Value	Federated	for U.S.	Income Bond
	Fund II -	Equity Income	Government	Fund II -
	Primary Shares	Fund II	Securities II	Primary Shares
Net assets at January 1, 2008	$ 17,444	$ 4,689	$ 2,125	$ 5,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	88	73	412
Total realized gain (loss) on investments
and capital gains distributions	1,396	61	(9)	(59)
Net unrealized appreciation (depreciation)
of investments	(6,707)	(1,429)	(10)	(1,681)
Net increase (decrease) in net assets from operations	(5,240)	(1,280)	54	(1,328)
Changes from principal transactions:
Total unit transactions	(3,434)	(1,015)	(263)	(766)
Increase (decrease) in assets derived from principal
transactions	(3,434)	(1,015)	(263)	(766)
Total increase (decrease)	(8,674)	(2,295)	(209)	(2,094)
Net assets at December 31, 2008	8,770	2,394	1,916	3,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	102	70	64	397
Total realized gain (loss) on investments
and capital gains distributions	(2,805)	(45)	2	(288)
Net unrealized appreciation (depreciation)
of investments	3,446	222	(2)	1,488
Net increase (decrease) in net assets from operations	743	247	64	1,597
Changes from principal transactions:
Total unit transactions	(1,872)	(426)	(365)	(771)
Increase (decrease) in assets derived from principal
transactions	(1,872)	(426)	(365)	(771)
Total increase (decrease)	(1,129)	(179)	(301)	826
Net assets at December 31, 2009	$ 7,641	$ 2,215	$ 1,615	$ 4,314

The accompanying notes are an integral part of these financial statements.
65

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statemens of Changes in Net Assets
For the years ended Dember 31, 2009 and 2008
(Dollars in thousands)

		Federated Mid		Fidelity® VIP
	Federated	Cap Growth	Federated	Equity-Income
	International	Strategies	Prime Money	Portfolio -
	Equity Fund II	Fund II	Fund II	Initial Class
Net assets at January 1, 2008	$ 3,549	$ 6,114	$ 1,915	$ 144,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(62)	21	1,007
Total realized gain (loss) on investments
and capital gains distributions	111	938	-	1,575
Net unrealized appreciation (depreciation)
of investments	(1,453)	(3,095)	-	(56,060)
Net increase (decrease) in net assets from operations	(1,360)	(2,219)	21	(53,478)
Changes from principal transactions:
Total unit transactions	(805)	(1,355)	(189)	(29,548)
Increase (decrease) in assets derived from principal
transactions	(805)	(1,355)	(189)	(29,548)
Total increase (decrease)	(2,165)	(3,574)	(168)	(83,026)
Net assets at December 31, 2008	1,384	2,540	1,747	61,149

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	(33)	(16)	607
Total realized gain (loss) on investments
and capital gains distributions	(85)	(359)	-	(7,749)
Net unrealized appreciation (depreciation)
of investments	520	957	-	21,907
Net increase (decrease) in net assets from operations	457	565	(16)	14,765
Changes from principal transactions:
Total unit transactions	(246)	(681)	(229)	(10,027)
Increase (decrease) in assets derived from principal
transactions	(246)	(681)	(229)	(10,027)
Total increase (decrease)	211	(116)	(245)	4,738
Net assets at December 31, 2009	$ 1,595	$ 2,424	$ 1,502	$ 65,887

The accompanying notes are an integral part of these financial statements.
66

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 16,955	$ 103	$ 10,176	$ 241,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	7	109	(495)
Total realized gain (loss) on investments
and capital gains distributions	317	(1)	572	10,627
Net unrealized appreciation (depreciation)
of investments	(7,918)	(30)	(4,850)	(103,575)
Net increase (decrease) in net assets from operations	(7,615)	(24)	(4,169)	(93,443)
Changes from principal transactions:
Total unit transactions	(1,389)	(10)	(1,423)	(38,933)
Increase (decrease) in assets derived from principal
transactions	(1,389)	(10)	(1,423)	(38,933)
Total increase (decrease)	(9,004)	(34)	(5,592)	(132,376)
Net assets at December 31, 2008	7,951	69	4,584	109,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	11	61	240
Total realized gain (loss) on investments
and capital gains distributions	(412)	(5)	(772)	(7,280)
Net unrealized appreciation (depreciation)
of investments	2,369	62	1,782	40,198
Net increase (decrease) in net assets from operations	1,921	68	1,071	33,158
Changes from principal transactions:
Total unit transactions	(1,254)	55	(203)	(16,135)
Increase (decrease) in assets derived from principal
transactions	(1,254)	55	(203)	(16,135)
Total increase (decrease)	667	123	868	17,023
Net assets at December 31, 2009	$ 8,618	$ 192	$ 5,452	$ 126,570

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Fund - Class 2	Class I
Net assets at January 1, 2008	$ 41,388	$ 1,079	$ 4,263	$ 145,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	210	27	14	2,868
Total realized gain (loss) on investments
and capital gains distributions	1,050	(4)	300	9,554
Net unrealized appreciation (depreciation)
of investments	(15,330)	(69)	(1,705)	(49,597)
Net increase (decrease) in net assets from operations	(14,070)	(46)	(1,391)	(37,175)
Changes from principal transactions:
Total unit transactions	(5,596)	(157)	(143)	(26,921)
Increase (decrease) in assets derived from principal
transactions	(5,596)	(157)	(143)	(26,921)
Total increase (decrease)	(19,666)	(203)	(1,534)	(64,096)
Net assets at December 31, 2008	21,722	876	2,729	81,353

Increase (decrease) in net assets
Operations:
Net investment income (loss)	231	66	22	2,645
Total realized gain (loss) on investments
and capital gains distributions	(94)	(1)	(262)	(3,562)
Net unrealized appreciation (depreciation)
of investments	4,408	53	973	13,330
Net increase (decrease) in net assets from operations	4,545	118	733	12,413
Changes from principal transactions:
Total unit transactions	(3,402)	(80)	(85)	(13,251)
Increase (decrease) in assets derived from principal
transactions	(3,402)	(80)	(85)	(13,251)
Total increase (decrease)	1,143	38	648	(838)
Net assets at December 31, 2009	$ 22,865	$ 914	$ 3,377	$ 80,515

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING
	Intermediate	AllianceBernstein		ING American
	Bond	Mid Cap Growth	ING American	Funds Growth-
	Portfolio -	Portfolio - Service	Funds Growth	Income
	Class I	Class	Portfolio	Portfolio
Net assets at January 1, 2008	$ 105,197	$ 183	$ 28,095	$ 24,551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,826	(1)	(104)	23
Total realized gain (loss) on investments
and capital gains distributions	(276)	(3)	1,440	533
Net unrealized appreciation (depreciation)
of investments	(15,079)	(70)	(12,672)	(8,829)
Net increase (decrease) in net assets from operations	(10,529)	(74)	(11,336)	(8,273)
Changes from principal transactions:
Total unit transactions	5,861	(45)	(4,219)	(4,859)
Increase (decrease) in assets derived from principal
transactions	5,861	(45)	(4,219)	(4,859)
Total increase (decrease)	(4,668)	(119)	(15,555)	(13,132)
Net assets at December 31, 2008	100,529	64	12,540	11,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,517	(1)	90	129
Total realized gain (loss) on investments
and capital gains distributions	(5,029)	(53)	(392)	(362)
Net unrealized appreciation (depreciation)
of investments	10,087	71	4,367	3,133
Net increase (decrease) in net assets from operations	10,575	17	4,065	2,900
Changes from principal transactions:
Total unit transactions	(6,287)	(81)	(2,198)	(1,825)
Increase (decrease) in assets derived from principal
transactions	(6,287)	(81)	(2,198)	(1,825)
Total increase (decrease)	4,288	(64)	1,867	1,075
Net assets at December 31, 2009	$ 104,817	$ -	$ 14,407	$ 12,494

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING BlackRock	ING Clarion
			Large Cap	Global Real
	ING American	ING Artio	Growth	Estate
	Funds	Foreign	Portfolio -	Portfolio -
	International	Portfolio -	Institutional	Institutional
	Portfolio	Service Class	Class	Class
Net assets at January 1, 2008	$ 29,453	$ 15,744	$ 43,667	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	(112)	(329)	(3)
Total realized gain (loss) on investments
and capital gains distributions	1,033	959	1,268	(49)
Net unrealized appreciation (depreciation)
of investments	(12,561)	(7,252)	(16,599)	(449)
Net increase (decrease) in net assets from operations	(11,422)	(6,405)	(15,660)	(501)
Changes from principal transactions:
Total unit transactions	(4,597)	(2,183)	(6,581)	1,588
Increase (decrease) in assets derived from principal
transactions	(4,597)	(2,183)	(6,581)	1,588
Total increase (decrease)	(16,019)	(8,588)	(22,241)	1,087
Net assets at December 31, 2008	13,434	7,156	21,426	1,087

Increase (decrease) in net assets
Operations:
Net investment income (loss)	337	186	(134)	19
Total realized gain (loss) on investments
and capital gains distributions	706	(2,259)	(2,825)	(163)
Net unrealized appreciation (depreciation)
of investments	3,731	3,193	8,637	477
Net increase (decrease) in net assets from operations	4,774	1,120	5,678	333
Changes from principal transactions:
Total unit transactions	(1,773)	(1,123)	(2,785)	293
Increase (decrease) in assets derived from principal
transactions	(1,773)	(1,123)	(2,785)	293
Total increase (decrease)	3,001	(3)	2,893	626
Net assets at December 31, 2009	$ 16,435	$ 7,153	$ 24,319	$ 1,713

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Clarion			ING Evergreen
	Global Real	ING Clarion	ING Evergreen	Omega
	Estate	Real Estate	Health Sciences	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Class
Net assets at January 1, 2008	$ 2,393	$ 1,504	$ 556	$ 11,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	6	(5)	(73)
Total realized gain (loss) on investments
and capital gains distributions	(488)	(590)	(77)	1,079
Net unrealized appreciation (depreciation)
of investments	(385)	(283)	(238)	(3,981)
Net increase (decrease) in net assets from operations	(894)	(867)	(320)	(2,975)
Changes from principal transactions:
Total unit transactions	(597)	427	430	(1,973)
Increase (decrease) in assets derived from principal
transactions	(597)	427	430	(1,973)
Total increase (decrease)	(1,491)	(440)	110	(4,948)
Net assets at December 31, 2008	902	1,064	666	6,965

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	33	(4)	(58)
Total realized gain (loss) on investments
and capital gains distributions	(226)	(368)	(196)	(234)
Net unrealized appreciation (depreciation)
of investments	485	696	239	2,959
Net increase (decrease) in net assets from operations	272	361	39	2,667
Changes from principal transactions:
Total unit transactions	(56)	128	(422)	(642)
Increase (decrease) in assets derived from principal
transactions	(56)	128	(422)	(642)
Total increase (decrease)	216	489	(383)	2,025
Net assets at December 31, 2009	$ 1,118	$ 1,553	$ 283	$ 8,990

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING FMRSM
	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 28,743	$ 1,256	$ 6,948	$ 3,654

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(2)	89	47
Total realized gain (loss) on investments
and capital gains distributions	265	(35)	(205)	(162)
Net unrealized appreciation (depreciation)
of investments	(10,098)	(546)	(1,616)	(1,162)
Net increase (decrease) in net assets from operations	(9,861)	(583)	(1,732)	(1,277)
Changes from principal transactions:
Total unit transactions	(5,304)	142	(1,734)	(492)
Increase (decrease) in assets derived from principal
transactions	(5,304)	142	(1,734)	(492)
Total increase (decrease)	(15,165)	(441)	(3,466)	(1,769)
Net assets at December 31, 2008	13,578	815	3,482	1,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79)	(3)	206	(21)
Total realized gain (loss) on investments
and capital gains distributions	(1,834)	(108)	(474)	(234)
Net unrealized appreciation (depreciation)
of investments	6,478	425	1,308	726
Net increase (decrease) in net assets from operations	4,565	314	1,040	471
Changes from principal transactions:
Total unit transactions	(1,994)	108	73	(7)
Increase (decrease) in assets derived from principal
transactions	(1,994)	108	73	(7)
Total increase (decrease)	2,571	422	1,113	464
Net assets at December 31, 2009	$ 16,149	$ 1,237	$ 4,595	$ 2,349

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 21, 2009 and 2008
(Dollars in thousands)

				ING Index Plus
		ING Growth		International
	ING Global	and Income	ING Growth	Equity
	Resources	Portfolio II -	and Income	Portfolio -
	Portfolio -	Institutional	Portfolio II -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2008	$ 11,102	$ 21,314	$ 434	$ 24,842

Increase (decrease) in net assets
Operations:
Net investment income (loss)	73	(128)	(2)	917
Total realized gain (loss) on investments
and capital gains distributions	1,390	1,302	11	1,162
Net unrealized appreciation (depreciation)
of investments	(6,547)	(11,479)	(237)	(11,378)
Net increase (decrease) in net assets from operations	(5,084)	(10,305)	(228)	(9,299)
Changes from principal transactions:
Total unit transactions	180	(3,994)	(44)	(5,708)
Increase (decrease) in assets derived from principal
transactions	180	(3,994)	(44)	(5,708)
Total increase (decrease)	(4,904)	(14,299)	(272)	(15,007)
Net assets at December 31, 2008	6,198	7,015	162	9,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	187	4	552
Total realized gain (loss) on investments
and capital gains distributions	(1,006)	(9,466)	(237)	(10,801)
Net unrealized appreciation (depreciation)
of investments	3,285	10,270	252	11,730
Net increase (decrease) in net assets from operations	2,232	991	19	1,481
Changes from principal transactions:
Total unit transactions	305	(8,006)	(181)	(11,316)
Increase (decrease) in assets derived from principal
transactions	305	(8,006)	(181)	(11,316)
Total increase (decrease)	2,537	(7,015)	(162)	(9,835)
Net assets at December 31, 2009	$ 8,735	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
for the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING JPMorgan
	ING Index Plus		Emerging	ING JPMorgan
	International	ING Janus	Markets Equity	Emerging
	Equity	Contrarian	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 1,345	$ -	$ 9,890	$ 10,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	-	66	119
Total realized gain (loss) on investments
and capital gains distributions	125	(77)	351	822
Net unrealized appreciation (depreciation)
of investments	(666)	(47)	(4,720)	(5,878)
Net increase (decrease) in net assets from operations	(494)	(124)	(4,303)	(4,937)
Changes from principal transactions:
Total unit transactions	(251)	263	(2,259)	(1,191)
Increase (decrease) in assets derived from principal
transactions	(251)	263	(2,259)	(1,191)
Total increase (decrease)	(745)	139	(6,562)	(6,128)
Net assets at December 31, 2008	600	139	3,328	4,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	(1)	13	27
Total realized gain (loss) on investments
and capital gains distributions	(621)	(37)	(1,259)	(597)
Net unrealized appreciation (depreciation)
of investments	691	356	3,503	3,534
Net increase (decrease) in net assets from operations	105	318	2,257	2,964
Changes from principal transactions:
Total unit transactions	(705)	890	606	1,060
Increase (decrease) in assets derived from principal
transactions	(705)	890	606	1,060
Total increase (decrease)	(600)	1,208	2,863	4,024
Net assets at December 31, 2009	$ -	$ 1,347	$ 6,191	$ 8,208

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Small Cap Core	ING JPMorgan	Value	ING JPMorgan
	Equity	Small Cap Core	Opportunities	Value
	Portfolio -	Equity	Portfolio -	Opportunities
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 4,187	$ 145	$ 27,694	$ 2,897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	-	412	35
Total realized gain (loss) on investments
and capital gains distributions	100	(4)	810	168
Net unrealized appreciation (depreciation)
of investments	(1,062)	(40)	(9,990)	(1,247)
Net increase (decrease) in net assets from operations	(976)	(44)	(8,768)	(1,044)
Changes from principal transactions:
Total unit transactions	(1,292)	1	(8,350)	(427)
Increase (decrease) in assets derived from principal
transactions	(1,292)	1	(8,350)	(427)
Total increase (decrease)	(2,268)	(43)	(17,118)	(1,471)
Net assets at December 31, 2008	1,919	102	10,576	1,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(1)	489	68
Total realized gain (loss) on investments
and capital gains distributions	(218)	(4)	(7,744)	(1,058)
Net unrealized appreciation (depreciation)
of investments	645	32	7,825	1,092
Net increase (decrease) in net assets from operations	419	27	570	102
Changes from principal transactions:
Total unit transactions	(338)	14	(11,146)	(1,528)
Increase (decrease) in assets derived from principal
transactions	(338)	14	(11,146)	(1,528)
Total increase (decrease)	81	41	(10,576)	(1,426)
Net assets at December 31, 2009	$ 2,000	$ 143	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING LifeStyle		ING LifeStyle
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 2,201	$ 8,193	$ 14,773	$ 12,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	23	63	51
Total realized gain (loss) on investments
and capital gains distributions	(23)	254	172	26
Net unrealized appreciation (depreciation)
of investments	(766)	(3,134)	(4,070)	(3,025)
Net increase (decrease) in net assets from operations	(782)	(2,857)	(3,835)	(2,948)
Changes from principal transactions:
Total unit transactions	(351)	(559)	(3,941)	(2,014)
Increase (decrease) in assets derived from principal
transactions	(351)	(559)	(3,941)	(2,014)
Total increase (decrease)	(1,133)	(3,416)	(7,776)	(4,962)
Net assets at December 31, 2008	1,068	4,777	6,997	7,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	151	287	378
Total realized gain (loss) on investments
and capital gains distributions	(577)	(2,117)	(2,434)	(1,598)
Net unrealized appreciation (depreciation)
of investments	803	2,830	3,476	2,586
Net increase (decrease) in net assets from operations	254	864	1,329	1,366
Changes from principal transactions:
Total unit transactions	(1,322)	(5,641)	(8,326)	(8,680)
Increase (decrease) in assets derived from principal
transactions	(1,322)	(5,641)	(8,326)	(8,680)
Total increase (decrease)	(1,068)	(4,777)	(6,997)	(7,314)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING Lord
	Abbett	ING Lord		ING Marsico
	Affiliated	Abbett	ING Marsico	International
	Portfolio -	Affiliated	Growth	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 7,030	$ 955	$ 2,142	$ 13,733

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132	8	(8)	(19)
Total realized gain (loss) on investments
and capital gains distributions	575	37	(75)	575
Net unrealized appreciation (depreciation)
of investments	(3,148)	(351)	(847)	(6,683)
Net increase (decrease) in net assets from operations	(2,441)	(306)	(930)	(6,127)
Changes from principal transactions:
Total unit transactions	(569)	(191)	73	(2,468)
Increase (decrease) in assets derived from principal
transactions	(569)	(191)	73	(2,468)
Total increase (decrease)	(3,010)	(497)	(857)	(8,595)
Net assets at December 31, 2008	4,020	458	1,285	5,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(3)	-	6
Total realized gain (loss) on investments
and capital gains distributions	(1,358)	(157)	(278)	(1,112)
Net unrealized appreciation (depreciation)
of investments	1,854	244	650	2,678
Net increase (decrease) in net assets from operations	498	84	372	1,572
Changes from principal transactions:
Total unit transactions	(1,335)	(42)	(62)	(1,281)
Increase (decrease) in assets derived from principal
transactions	(1,335)	(42)	(62)	(1,281)
Total increase (decrease)	(837)	42	310	291
Net assets at December 31, 2009	$ 3,183	$ 500	$ 1,595	$ 5,429

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	ING MFS Total			Oppenheimer
	Return	ING MFS Total	ING MFS	Main Street
	Portfolio -	Return	Utilities	Portfolio® -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2008	$ 92,899	$ 1,623	$ 4,096	$ 3,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,304	73	74	37
Total realized gain (loss) on investments
and capital gains distributions	2,269	75	89	(85)
Net unrealized appreciation (depreciation)
of investments	(23,157)	(498)	(1,701)	(939)
Net increase (decrease) in net assets from operations	(17,584)	(350)	(1,538)	(987)
Changes from principal transactions:
Total unit transactions	(26,475)	(120)	(397)	(567)
Increase (decrease) in assets derived from principal
transactions	(26,475)	(120)	(397)	(567)
Total increase (decrease)	(44,059)	(470)	(1,935)	(1,554)
Net assets at December 31, 2008	48,840	1,153	2,161	1,448

Increase (decrease) in net assets
Operations:
Net investment income (loss)	648	21	92	2
Total realized gain (loss) on investments
and capital gains distributions	(4,970)	(235)	(645)	(730)
Net unrealized appreciation (depreciation)
of investments	11,208	375	1,101	791
Net increase (decrease) in net assets from operations	6,886	161	548	63
Changes from principal transactions:
Total unit transactions	(9,057)	(26)	(471)	(1,511)
Increase (decrease) in assets derived from principal
transactions	(9,057)	(26)	(471)	(1,511)
Total increase (decrease)	(2,171)	135	77	(1,448)
Net assets at December 31, 2009	$ 46,669	$ 1,288	$ 2,238	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING		ING Pioneer	ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	Fund
	Main Street	High Yield	Portfolio -	Portfolio -
	Portfolio® -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class
Net assets at January 1, 2008	$ 77	$ 2,850	$ 6,290	$ 21,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	165	97	316
Total realized gain (loss) on investments
and capital gains distributions	(1)	(156)	(196)	1,196
Net unrealized appreciation (depreciation)
of investments	(62)	(580)	(1,671)	(7,916)
Net increase (decrease) in net assets from operations	(60)	(571)	(1,770)	(6,404)
Changes from principal transactions:
Total unit transactions	95	(531)	(755)	(5,268)
Increase (decrease) in assets derived from principal
transactions	95	(531)	(755)	(5,268)
Total increase (decrease)	35	(1,102)	(2,525)	(11,672)
Net assets at December 31, 2008	112	1,748	3,765	10,140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	226	(26)	25
Total realized gain (loss) on investments
and capital gains distributions	(53)	(214)	(842)	(695)
Net unrealized appreciation (depreciation)
of investments	61	1,210	1,187	2,808
Net increase (decrease) in net assets from operations	9	1,222	319	2,138
Changes from principal transactions:
Total unit transactions	(121)	1,560	(982)	(897)
Increase (decrease) in assets derived from principal
transactions	(121)	1,560	(982)	(897)
Total increase (decrease)	(112)	2,782	(663)	1,241
Net assets at December 31, 2009	$ -	$ 4,530	$ 3,102	$ 11,381

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Pioneer			ING Retirement
	Mid Cap Value	ING Pioneer	ING Retirement	Moderate
	Portfolio -	Mid Cap Value	Growth	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2008	$ 3,758	$ 1,247	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	3	-	-
Total realized gain (loss) on investments
and capital gains distributions	47	(117)	-	-
Net unrealized appreciation (depreciation)
of investments	(1,278)	(284)	-	-
Net increase (decrease) in net assets from operations	(1,192)	(398)	-	-
Changes from principal transactions:
Total unit transactions	(138)	(149)	-	-
Increase (decrease) in assets derived from principal
transactions	(138)	(149)	-	-
Total increase (decrease)	(1,330)	(547)	-	-
Net assets at December 31, 2008	2,428	700	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	-	(13)	(17)
Total realized gain (loss) on investments
and capital gains distributions	(356)	(253)	3	3
Net unrealized appreciation (depreciation)
of investments	867	378	109	125
Net increase (decrease) in net assets from operations	526	125	99	111
Changes from principal transactions:
Total unit transactions	(334)	(88)	5,526	7,553
Increase (decrease) in assets derived from principal
transactions	(334)	(88)	5,526	7,553
Total increase (decrease)	192	37	5,625	7,664
Net assets at December 31, 2009	$ 2,620	$ 737	$ 5,625	$ 7,664

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING T. Rowe	ING T. Rowe
	Retirement	Price Capital	Price Equity	ING Templeton
	Moderate	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 9,010	$ 7,362	$ 1,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	319	188	(3)
Total realized gain (loss) on investments
and capital gains distributions	-	590	32	(119)
Net unrealized appreciation (depreciation)
of investments	-	(3,970)	(2,867)	(297)
Net increase (decrease) in net assets from operations	-	(3,061)	(2,647)	(419)
Changes from principal transactions:
Total unit transactions	-	2,014	(326)	(411)
Increase (decrease) in assets derived from principal
transactions	-	2,014	(326)	(411)
Total increase (decrease)	-	(1,047)	(2,973)	(830)
Net assets at December 31, 2008	-	7,963	4,389	438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	104	45	4
Total realized gain (loss) on investments
and capital gains distributions	3	(1,192)	(1,167)	(101)
Net unrealized appreciation (depreciation)
of investments	124	3,633	2,239	215
Net increase (decrease) in net assets from operations	106	2,545	1,117	118
Changes from principal transactions:
Total unit transactions	8,922	512	551	(67)
Increase (decrease) in assets derived from principal
transactions	8,922	512	551	(67)
Total increase (decrease)	9,028	3,057	1,668	51
Net assets at December 31, 2009	$ 9,028	$ 11,020	$ 6,057	$ 489

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen	ING Wells
	Capital Growth	Growth and	Fargo Small	ING Money
	Portfolio -	Income	Cap Disciplined	Market
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Class I
Net assets at January 1, 2008	$ -	$ 1,195	$ 318	$ 204,844

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	30	(1)	8,230
Total realized gain (loss) on investments
and capital gains distributions	(854)	41	(32)	411
Net unrealized appreciation (depreciation)
of investments	(21,468)	(458)	(50)	(5,671)
Net increase (decrease) in net assets from operations	(22,621)	(387)	(83)	2,970
Changes from principal transactions:
Total unit transactions	46,179	27	(112)	(436)
Increase (decrease) in assets derived from principal
transactions	46,179	27	(112)	(436)
Total increase (decrease)	23,558	(360)	(195)	2,534
Net assets at December 31, 2008	23,558	835	123	207,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	3	(1)	(1,621)
Total realized gain (loss) on investments
and capital gains distributions	(16,197)	(205)	(53)	73
Net unrealized appreciation (depreciation)
of investments	21,468	373	134	-
Net increase (decrease) in net assets from operations	5,332	171	80	(1,548)
Changes from principal transactions:
Total unit transactions	(28,890)	(141)	113	(65,472)
Increase (decrease) in assets derived from principal
transactions	(28,890)	(141)	113	(65,472)
Total increase (decrease)	(23,558)	30	193	(67,020)
Net assets at December 31, 2009	$ -	$ 865	$ 316	$ 140,358

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING American
	Century Large	ING American		ING Baron
	Company	Century Small-	ING Baron	Small Cap
	Value	Mid Cap Value	Asset	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 268	$ 1,399	$ 688	$ 5,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	(1)	(5)	(39)
Total realized gain (loss) on investments
and capital gains distributions	(136)	87	(246)	2
Net unrealized appreciation (depreciation)
of investments	4	(403)	(140)	(2,082)
Net increase (decrease) in net assets from operations	(107)	(317)	(391)	(2,119)
Changes from principal transactions:
Total unit transactions	9	118	(31)	(349)
Increase (decrease) in assets derived from principal
transactions	9	118	(31)	(349)
Total increase (decrease)	(98)	(199)	(422)	(2,468)
Net assets at December 31, 2008	170	1,200	266	2,765

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	12	(2)	(27)
Total realized gain (loss) on investments
and capital gains distributions	(20)	(248)	(23)	(275)
Net unrealized appreciation (depreciation)
of investments	19	626	107	1,154
Net increase (decrease) in net assets from operations	1	390	82	852
Changes from principal transactions:
Total unit transactions	(171)	(281)	(10)	(282)
Increase (decrease) in assets derived from principal
transactions	(171)	(281)	(10)	(282)
Total increase (decrease)	(170)	109	72	570
Net assets at December 31, 2009	$ -	$ 1,309	$ 338	$ 3,335

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING Legg
				Mason
	ING Columbia			Partners
	Small Cap	ING Davis New	ING JPMorgan	Aggressive
	Value	York Venture	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 1,676	$ 3,386	$ 2,982	$ 32,332

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(11)	23	(321)
Total realized gain (loss) on investments
and capital gains distributions	(29)	(51)	165	1,691
Net unrealized appreciation (depreciation)
of investments	(484)	(1,332)	(1,009)	(13,101)
Net increase (decrease) in net assets from operations	(526)	(1,394)	(821)	(11,731)
Changes from principal transactions:
Total unit transactions	(389)	126	(631)	(4,303)
Increase (decrease) in assets derived from principal
transactions	(389)	126	(631)	(4,303)
Total increase (decrease)	(915)	(1,268)	(1,452)	(16,034)
Net assets at December 31, 2008	761	2,118	1,530	16,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(9)	7	(212)
Total realized gain (loss) on investments
and capital gains distributions	(114)	(548)	(157)	439
Net unrealized appreciation (depreciation)
of investments	254	1,202	496	4,349
Net increase (decrease) in net assets from operations	141	645	346	4,576
Changes from principal transactions:
Total unit transactions	(239)	(282)	(112)	(2,199)
Increase (decrease) in assets derived from principal
transactions	(239)	(282)	(112)	(2,199)
Total increase (decrease)	(98)	363	234	2,377
Net assets at December 31, 2009	$ 663	$ 2,481	$ 1,764	$ 18,675

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	ING Neuberger	ING Neuberger	ING	Oppenheimer
	Berman	Berman	Oppenheimer	Strategic
	Partners	Partners	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 40,033	$ 47	$ 159,447	$ 66,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(288)	(1)	1,267	2,283
Total realized gain (loss) on investments
and capital gains distributions	(865)	(33)	11,929	1,017
Net unrealized appreciation (depreciation)
of investments	(15,646)	(39)	(71,805)	(13,035)
Net increase (decrease) in net assets from operations	(16,799)	(73)	(58,609)	(9,735)
Changes from principal transactions:
Total unit transactions	(9,189)	252	(24,216)	(12,876)
Increase (decrease) in assets derived from principal
transactions	(9,189)	252	(24,216)	(12,876)
Total increase (decrease)	(25,988)	179	(82,825)	(22,611)
Net assets at December 31, 2008	14,045	226	76,622	44,027

Increase (decrease) in net assets
Operations:
Net investment income (loss)	466	5	1,043	1,156
Total realized gain (loss) on investments
and capital gains distributions	(10,941)	(22)	(1,495)	(694)
Net unrealized appreciation (depreciation)
of investments	12,537	38	26,495	7,170
Net increase (decrease) in net assets from operations	2,062	21	26,043	7,632
Changes from principal transactions:
Total unit transactions	(16,107)	(247)	(11,001)	(7,929)
Increase (decrease) in assets derived from principal
transactions	(16,107)	(247)	(11,001)	(7,929)
Total increase (decrease)	(14,045)	(226)	15,042	(297)
Net assets at December 31, 2009	$ -	$ -	$ 91,664	$ 43,730

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO	ING Pioneer
	Income	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 20	$ 8,027	$ 355	$ 1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	339	433	26
Total realized gain (loss) on investments
and capital gains distributions	-	218	(453)	113
Net unrealized appreciation (depreciation)
of investments	(4)	(649)	(4,889)	(908)
Net increase (decrease) in net assets from operations	(3)	(92)	(4,909)	(769)
Changes from principal transactions:
Total unit transactions	(1)	2,005	17,222	1,740
Increase (decrease) in assets derived from principal
transactions	(1)	2,005	17,222	1,740
Total increase (decrease)	(4)	1,913	12,313	971
Net assets at December 31, 2008	16	9,940	12,668	2,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	294	1,054	90
Total realized gain (loss) on investments
and capital gains distributions	(1)	482	(769)	(100)
Net unrealized appreciation (depreciation)
of investments	20	555	7,802	565
Net increase (decrease) in net assets from operations	22	1,331	8,087	555
Changes from principal transactions:
Total unit transactions	70	3,067	(1,370)	327
Increase (decrease) in assets derived from principal
transactions	70	3,067	(1,370)	327
Total increase (decrease)	92	4,398	6,717	882
Net assets at December 31, 2009	$ 108	$ 14,338	$ 19,385	$ 3,305

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 2,417	$ 1,630	$ 1,381	$ 1,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	6	2	10
Total realized gain (loss) on investments
and capital gains distributions	(30)	(33)	(220)	11
Net unrealized appreciation (depreciation)
of investments	(680)	(626)	(308)	(241)
Net increase (decrease) in net assets from operations	(704)	(653)	(526)	(220)
Changes from principal transactions:
Total unit transactions	(246)	219	(91)	305
Increase (decrease) in assets derived from principal
transactions	(246)	219	(91)	305
Total increase (decrease)	(950)	(434)	(617)	85
Net assets at December 31, 2008	1,467	1,196	764	1,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	40	16	71
Total realized gain (loss) on investments
and capital gains distributions	(257)	(120)	(27)	(134)
Net unrealized appreciation (depreciation)
of investments	574	526	269	264
Net increase (decrease) in net assets from operations	362	446	258	201
Changes from principal transactions:
Total unit transactions	180	697	178	(114)
Increase (decrease) in assets derived from principal
transactions	180	697	178	(114)
Total increase (decrease)	542	1,143	436	87
Net assets at December 31, 2009	$ 2,009	$ 2,339	$ 1,200	$ 1,436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Templeton
	Cap Growth	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 68,707	$ 53,823	$ -	$ 1,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(392)	16	394	(5)
Total realized gain (loss) on investments
and capital gains distributions	8,428	4,236	(1,809)	(26)
Net unrealized appreciation (depreciation)
of investments	(35,176)	(25,140)	(11,194)	(45)
Net increase (decrease) in net assets from operations	(27,140)	(20,888)	(12,609)	(76)
Changes from principal transactions:
Total unit transactions	(8,917)	(7,724)	30,850	(1,462)
Increase (decrease) in assets derived from principal
transactions	(8,917)	(7,724)	30,850	(1,462)
Total increase (decrease)	(36,057)	(28,612)	18,241	(1,538)
Net assets at December 31, 2008	32,650	25,211	18,241	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(265)	(303)	(211)	-
Total realized gain (loss) on investments
and capital gains distributions	(2,117)	376	(2,245)	-
Net unrealized appreciation (depreciation)
of investments	15,853	9,652	7,347	-
Net increase (decrease) in net assets from operations	13,471	9,725	4,891	-
Changes from principal transactions:
Total unit transactions	(3,996)	(3,147)	(2,062)	-
Increase (decrease) in assets derived from principal
transactions	(3,996)	(3,147)	(2,062)	-
Total increase (decrease)	9,475	6,578	2,829	-
Net assets at December 31, 2009	$ 42,125	$ 31,789	$ 21,070	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING UBS U.S.	ING Van	ING Van
	Thornburg	Large Cap	Kampen	Kampen Equity
	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 27,434	$ 30,926	$ 2,568	$ 112,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(134)	254	57	3,379
Total realized gain (loss) on investments
and capital gains distributions	1,095	661	61	4,903
Net unrealized appreciation (depreciation)
of investments	(11,027)	(12,137)	(955)	(32,701)
Net increase (decrease) in net assets from operations	(10,066)	(11,222)	(837)	(24,419)
Changes from principal transactions:
Total unit transactions	(3,947)	(4,407)	(361)	(21,242)
Increase (decrease) in assets derived from principal
transactions	(3,947)	(4,407)	(361)	(21,242)
Total increase (decrease)	(14,013)	(15,629)	(1,198)	(45,661)
Net assets at December 31, 2008	13,421	15,297	1,370	67,293

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	36	13	436
Total realized gain (loss) on investments
and capital gains distributions	65	(655)	(475)	(3,284)
Net unrealized appreciation (depreciation)
of investments	5,152	4,612	691	15,032
Net increase (decrease) in net assets from operations	5,222	3,993	229	12,184
Changes from principal transactions:
Total unit transactions	(1,293)	(2,674)	(574)	(12,682)
Increase (decrease) in assets derived from principal
transactions	(1,293)	(2,674)	(574)	(12,682)
Total increase (decrease)	3,929	1,319	(345)	(498)
Net assets at December 31, 2009	$ 17,350	$ 16,616	$ 1,025	$ 66,795

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$ 13,112	$ 14,104	$ 16,300	$ 339,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	333	136	245	947
Total realized gain (loss) on investments
and capital gains distributions	641	1,355	1,195	4,363
Net unrealized appreciation (depreciation)
of investments	(3,955)	(6,271)	(6,295)	(129,666)
Net increase (decrease) in net assets from operations	(2,981)	(4,780)	(4,855)	(124,356)
Changes from principal transactions:
Total unit transactions	(1,853)	(886)	(1,837)	(28,154)
Increase (decrease) in assets derived from principal
transactions	(1,853)	(886)	(1,837)	(28,154)
Total increase (decrease)	(4,834)	(5,666)	(6,692)	(152,510)
Net assets at December 31, 2008	8,278	8,438	9,608	186,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	573	754	743	761
Total realized gain (loss) on investments
and capital gains distributions	(886)	(893)	(932)	(5,761)
Net unrealized appreciation (depreciation)
of investments	1,547	1,880	1,817	54,072
Net increase (decrease) in net assets from operations	1,234	1,741	1,628	49,072
Changes from principal transactions:
Total unit transactions	(818)	(1,485)	(1,191)	(20,232)
Increase (decrease) in assets derived from principal
transactions	(818)	(1,485)	(1,191)	(20,232)
Total increase (decrease)	416	256	437	28,840
Net assets at December 31, 2009	$ 8,694	$ 8,694	$ 10,045	$ 215,519

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6
Net assets at January 1, 2008	$ 23,314	$ 4,033	$ 2,393	$ 31,137

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	33	-	57
Total realized gain (loss) on investments
and capital gains distributions	995	331	268	3,566
Net unrealized appreciation (depreciation)
of investments	(2,136)	(623)	(479)	(5,913)
Net increase (decrease) in net assets from operations	(1,077)	(259)	(211)	(2,290)
Changes from principal transactions:
Total unit transactions	(5,430)	(1,231)	(497)	(6,402)
Increase (decrease) in assets derived from principal
transactions	(5,430)	(1,231)	(497)	(6,402)
Total increase (decrease)	(6,507)	(1,490)	(708)	(8,692)
Net assets at December 31, 2008	16,807	2,543	1,685	22,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	275	82	31	74
Total realized gain (loss) on investments
and capital gains distributions	(1,224)	(533)	(72)	(1,088)
Net unrealized appreciation (depreciation)
of investments	831	434	38	947
Net increase (decrease) in net assets from operations	(118)	(17)	(3)	(67)
Changes from principal transactions:
Total unit transactions	(16,689)	(2,526)	(201)	(3,883)
Increase (decrease) in assets derived from principal
transactions	(16,689)	(2,526)	(201)	(3,883)
Total increase (decrease)	(16,807)	(2,543)	(204)	(3,950)
Net assets at December 31, 2009	$ -	$ -	$ 1,481	$ 18,495

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10
Net assets at January 1, 2008	$ 19,355	$ 15,240	$ 11,868	$ 9,950

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	36	48	79
Total realized gain (loss) on investments
and capital gains distributions	2,401	2,047	1,679	1,178
Net unrealized appreciation (depreciation)
of investments	(3,677)	(3,239)	(2,484)	(1,796)
Net increase (decrease) in net assets from operations	(1,229)	(1,156)	(757)	(539)
Changes from principal transactions:
Total unit transactions	(5,533)	(3,162)	(2,981)	(2,889)
Increase (decrease) in assets derived from principal
transactions	(5,533)	(3,162)	(2,981)	(2,889)
Total increase (decrease)	(6,762)	(4,318)	(3,738)	(3,428)
Net assets at December 31, 2008	12,593	10,922	8,130	6,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	49	42	57
Total realized gain (loss) on investments
and capital gains distributions	(571)	(663)	(343)	(415)
Net unrealized appreciation (depreciation)
of investments	393	596	274	180
Net increase (decrease) in net assets from operations	(117)	(18)	(27)	(178)
Changes from principal transactions:
Total unit transactions	(1,890)	(2,221)	(1,059)	(1,565)
Increase (decrease) in assets derived from principal
transactions	(1,890)	(2,221)	(1,059)	(1,565)
Total increase (decrease)	(2,007)	(2,239)	(1,086)	(1,743)
Net assets at December 31, 2009	$ 10,586	$ 8,683	$ 7,044	$ 4,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2008	$ 11,430	$ 42,061	$ 33,324	$ 25,572

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	(4)	54	(15)
Total realized gain (loss) on investments
and capital gains distributions	1,405	5,062	1,389	160
Net unrealized appreciation (depreciation)
of investments	(1,698)	(8,028)	(1,590)	(20)
Net increase (decrease) in net assets from operations	(223)	(2,970)	(147)	125
Changes from principal transactions:
Total unit transactions	(3,077)	(18,690)	(13,741)	(4,606)
Increase (decrease) in assets derived from principal
transactions	(3,077)	(18,690)	(13,741)	(4,606)
Total increase (decrease)	(3,300)	(21,660)	(13,888)	(4,481)
Net assets at December 31, 2008	8,130	20,401	19,436	21,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	265	325	387
Total realized gain (loss) on investments
and capital gains distributions	(557)	(1,488)	(354)	(123)
Net unrealized appreciation (depreciation)
of investments	192	712	(694)	(825)
Net increase (decrease) in net assets from operations	(206)	(511)	(723)	(561)
Changes from principal transactions:
Total unit transactions	(1,900)	(4,304)	(4,261)	(7,952)
Increase (decrease) in assets derived from principal
transactions	(1,900)	(4,304)	(4,261)	(7,952)
Total increase (decrease)	(2,106)	(4,815)	(4,984)	(8,513)
Net assets at December 31, 2009	$ 6,024	$ 15,586	$ 14,452	$ 12,578

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$ 9,192	$ 155,324	$ 14,668	$ 6,359

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(68)	1,188	67	6
Total realized gain (loss) on investments
and capital gains distributions	148	18,649	1,344	113
Net unrealized appreciation (depreciation)
of investments	(3,138)	(74,251)	(6,555)	(2,004)
Net increase (decrease) in net assets from operations	(3,058)	(54,414)	(5,144)	(1,885)
Changes from principal transactions:
Total unit transactions	(2,391)	(21,001)	(1,710)	(1,009)
Increase (decrease) in assets derived from principal
transactions	(2,391)	(21,001)	(1,710)	(1,009)
Total increase (decrease)	(5,449)	(75,415)	(6,854)	(2,894)
Net assets at December 31, 2008	3,743	79,909	7,814	3,465

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	1,552	74	36
Total realized gain (loss) on investments
and capital gains distributions	(185)	(3,224)	(608)	(347)
Net unrealized appreciation (depreciation)
of investments	2,199	16,931	2,701	1,080
Net increase (decrease) in net assets from operations	1,963	15,259	2,167	769
Changes from principal transactions:
Total unit transactions	(50)	(10,807)	(682)	(295)
Increase (decrease) in assets derived from principal
transactions	(50)	(10,807)	(682)	(295)
Total increase (decrease)	1,913	4,452	1,485	474
Net assets at December 31, 2009	$ 5,656	$ 84,361	$ 9,299	$ 3,939

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING
	ING	ING	Opportunistic	ING
	International	International	Large Cap	Opportunistic
	Index	Index	Growth	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2008	$ -	$ -	$ 17,364	$ 8,809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	(45)	59
Total realized gain (loss) on investments
and capital gains distributions	-	-	663	1,286
Net unrealized appreciation (depreciation)
of investments	(104)	-	(7,666)	(4,318)
Net increase (decrease) in net assets from operations	(101)	-	(7,048)	(2,973)
Changes from principal transactions:
Total unit transactions	312	-	(2,353)	(1,154)
Increase (decrease) in assets derived from principal
transactions	312	-	(2,353)	(1,154)
Total increase (decrease)	211	-	(9,401)	(4,127)
Net assets at December 31, 2008	211	-	7,963	4,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	-	24	54
Total realized gain (loss) on investments
and capital gains distributions	23	2	(672)	(643)
Net unrealized appreciation (depreciation)
of investments	1,073	3	1,912	1,931
Net increase (decrease) in net assets from operations	1,038	5	1,264	1,342
Changes from principal transactions:
Total unit transactions	10,608	37	(9,227)	7,464
Increase (decrease) in assets derived from principal
transactions	10,608	37	(9,227)	7,464
Total increase (decrease)	11,646	42	(7,963)	8,806
Net assets at December 31, 2009	$ 11,857	$ 42	$ -	$ 13,488

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™
	Opportunistic	Large Cap	Large Cap	Large Cap
	Large Cap	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2008	$ 784	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	7	-
Total realized gain (loss) on investments
and capital gains distributions	44	-	(6)	-
Net unrealized appreciation (depreciation)
of investments	(266)	-	(12)	-
Net increase (decrease) in net assets from operations	(219)	-	(11)	-
Changes from principal transactions:
Total unit transactions	(280)	-	652	-
Increase (decrease) in assets derived from principal
transactions	(280)	-	652	-
Total increase (decrease)	(499)	-	641	-
Net assets at December 31, 2008	285	-	641	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(165)	(115)	(56)
Total realized gain (loss) on investments
and capital gains distributions	(163)	270	321	188
Net unrealized appreciation (depreciation)
of investments	166	4,353	3,039	1,582
Net increase (decrease) in net assets from operations	9	4,458	3,245	1,714
Changes from principal transactions:
Total unit transactions	(294)	24,450	16,229	8,470
Increase (decrease) in assets derived from principal
transactions	(294)	24,450	16,229	8,470
Total increase (decrease)	(285)	28,908	19,474	10,184
Net assets at December 31, 2009	$ -	$ 28,908	$ 20,115	$ 10,184

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Mid Cap	ING Russell™	Small Cap
	Value Index	Growth Index	Mid Cap Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class I	Class I
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(5)	(6)
Net unrealized appreciation (depreciation)
of investments	-	-	(13)	(10)
Net increase (decrease) in net assets from operations	-	-	(18)	(16)
Changes from principal transactions:
Total unit transactions	-	-	47	51
Increase (decrease) in assets derived from principal
transactions	-	-	47	51
Total increase (decrease)	-	-	29	35
Net assets at December 31, 2008	-	-	29	35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	20	1	-	(9)
Net unrealized appreciation (depreciation)
of investments	238	10	39	38
Net increase (decrease) in net assets from operations	248	11	38	28
Changes from principal transactions:
Total unit transactions	1,320	90	92	60
Increase (decrease) in assets derived from principal
transactions	1,320	90	92	60
Total increase (decrease)	1,568	101	130	88
Net assets at December 31, 2009	$ 1,568	$ 101	$ 159	$ 123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING
	ING Small	ING U.S. Bond	International	ING MidCap
	Company	Index	Value	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$ 53,080	$ -	$ 6,503	$ 860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	1	91	(6)
Total realized gain (loss) on investments
and capital gains distributions	3,837	1	344	(14)
Net unrealized appreciation (depreciation)
of investments	(18,242)	4	(2,981)	(312)
Net increase (decrease) in net assets from operations	(14,455)	6	(2,546)	(332)
Changes from principal transactions:
Total unit transactions	(10,756)	90	(350)	(30)
Increase (decrease) in assets derived from principal
transactions	(10,756)	90	(350)	(30)
Total increase (decrease)	(25,211)	96	(2,896)	(362)
Net assets at December 31, 2008	27,869	96	3,607	498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(143)	9	23	(3)
Total realized gain (loss) on investments
and capital gains distributions	(2,713)	15	(1,727)	(133)
Net unrealized appreciation (depreciation)
of investments	9,234	4	2,308	280
Net increase (decrease) in net assets from operations	6,378	28	604	144
Changes from principal transactions:
Total unit transactions	(3,347)	551	(891)	(119)
Increase (decrease) in assets derived from principal
transactions	(3,347)	551	(891)	(119)
Total increase (decrease)	3,031	579	(287)	25
Net assets at December 31, 2009	$ 30,900	$ 675	$ 3,320	$ 523

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				Janus Aspen
	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Class I	Class S	Shares
Net assets at January 1, 2008	$ 6,959	$ 410	$ 4,184	$ 23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	(3)	(39)	-
Total realized gain (loss) on investments
and capital gains distributions	782	(20)	607	2
Net unrealized appreciation (depreciation)
of investments	(2,722)	(128)	(1,789)	(5)
Net increase (decrease) in net assets from operations	(1,998)	(151)	(1,221)	(3)
Changes from principal transactions:
Total unit transactions	(2,241)	263	(1,087)	(4)
Increase (decrease) in assets derived from principal
transactions	(2,241)	263	(1,087)	(4)
Total increase (decrease)	(4,239)	112	(2,308)	(7)
Net assets at December 31, 2008	2,720	522	1,876	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	(3)	(22)	1
Total realized gain (loss) on investments
and capital gains distributions	125	(182)	(167)	-
Net unrealized appreciation (depreciation)
of investments	809	206	658	3
Net increase (decrease) in net assets from operations	905	21	469	4
Changes from principal transactions:
Total unit transactions	(636)	(223)	(341)	(7)
Increase (decrease) in assets derived from principal
transactions	(636)	(223)	(341)	(7)
Total increase (decrease)	269	(202)	128	(3)
Net assets at December 31, 2009	$ 2,989	$ 320	$ 2,004	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Janus Aspen	Janus Aspen		Janus Aspen
	Series	Series Flexible	Janus Aspen	Series
	Enterprise	Bond	Series Janus	Worldwide
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2008	$ 8	$ 12	$ 9	$ 8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	-	-
Net unrealized appreciation (depreciation)
of investments	(3)	-	(4)	(2)
Net increase (decrease) in net assets from operations	(2)	-	(4)	(2)
Changes from principal transactions:
Total unit transactions	(5)	(9)	-	(4)
Increase (decrease) in assets derived from principal
transactions	(5)	(9)	-	(4)
Total increase (decrease)	(7)	(9)	(4)	(6)
Net assets at December 31, 2008	1	3	5	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(1)	-
Net unrealized appreciation (depreciation)
of investments	1	-	2	1
Net increase (decrease) in net assets from operations	1	-	1	1
Changes from principal transactions:
Total unit transactions	-	-	(4)	(2)
Increase (decrease) in assets derived from principal
transactions	-	-	(4)	(2)
Total increase (decrease)	1	-	(3)	(1)
Net assets at December 31, 2009	$ 2	$ 3	$ 2	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Portfolio -	Global	Main Street	Small Cap
	Class VC	Securities/VA	Fund®/VA	Fund®/VA
Net assets at January 1, 2008	$ 4,141	$ 84	$ 434	$ 617

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(235)	5	19	10
Net unrealized appreciation (depreciation)
of investments	(1,270)	(37)	(191)	(245)
Net increase (decrease) in net assets from operations	(1,497)	(31)	(170)	(236)
Changes from principal transactions:
Total unit transactions	(644)	(6)	(9)	1
Increase (decrease) in assets derived from principal
transactions	(644)	(6)	(9)	1
Total increase (decrease)	(2,141)	(37)	(179)	(235)
Net assets at December 31, 2008	2,000	47	255	382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	1	2	-
Total realized gain (loss) on investments
and capital gains distributions	(594)	-	(14)	(26)
Net unrealized appreciation (depreciation)
of investments	980	17	76	173
Net increase (decrease) in net assets from operations	379	18	64	147
Changes from principal transactions:
Total unit transactions	(278)	(3)	(31)	57
Increase (decrease) in assets derived from principal
transactions	(278)	(3)	(31)	57
Total increase (decrease)	101	15	33	204
Net assets at December 31, 2009	$ 2,101	$ 62	$ 288	$ 586

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	MidCap	Administrative	Portfolio -	Portfolio -
	Fund/VA	Class	Class I	Class I
Net assets at January 1, 2008	$ 180	$ 4,609	$ 2,870	$ 1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	176	(10)	62
Total realized gain (loss) on investments
and capital gains distributions	(20)	-	(307)	(200)
Net unrealized appreciation (depreciation)
of investments	(28)	(764)	(1,479)	(169)
Net increase (decrease) in net assets from operations	(49)	(588)	(1,796)	(307)
Changes from principal transactions:
Total unit transactions	(94)	1,867	(41)	(837)
Increase (decrease) in assets derived from principal
transactions	(94)	1,867	(41)	(837)
Total increase (decrease)	(143)	1,279	(1,837)	(1,144)
Net assets at December 31, 2008	37	5,888	1,033	308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	167	7	24
Total realized gain (loss) on investments
and capital gains distributions	(22)	157	(702)	(124)
Net unrealized appreciation (depreciation)
of investments	31	821	1,653	252
Net increase (decrease) in net assets from operations	8	1,145	958	152
Changes from principal transactions:
Total unit transactions	150	1,679	829	91
Increase (decrease) in assets derived from principal
transactions	150	1,679	829	91
Total increase (decrease)	158	2,824	1,787	243
Net assets at December 31, 2009	$ 195	$ 8,712	$ 2,820	$ 551

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Premier VIT
OpCap Mid
	Cap Portfolio -	Wanger
	Class I	International	Wanger Select	Wanger USA
Net assets at January 1, 2008	$ -	$ 1,172	$ 4,305	$ 436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	(26)	(3)
Total realized gain (loss) on investments
and capital gains distributions	-	(271)	(189)	(22)
Net unrealized appreciation (depreciation)
of investments	-	(185)	(1,660)	(142)
Net increase (decrease) in net assets from operations	-	(454)	(1,875)	(167)
Changes from principal transactions:
Total unit transactions	-	(312)	(698)	(38)
Increase (decrease) in assets derived from principal
transactions	-	(312)	(698)	(38)
Total increase (decrease)	-	(766)	(2,573)	(205)
Net assets at December 31, 2008	-	406	1,732	231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	23	(17)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	(13)	(652)	(107)
Net unrealized appreciation (depreciation)
of investments	100	224	1,708	219
Net increase (decrease) in net assets from operations	99	234	1,039	110
Changes from principal transactions:
Total unit transactions	609	773	74	91
Increase (decrease) in assets derived from principal
transactions	609	773	74	91
Total increase (decrease)	708	1,007	1,113	201
Net assets at December 31, 2009	$ 708	$ 1,413	$ 2,845	$ 432

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2009, the Account had 138 investment divisions (the “Divisions”), 36 of which invest in independently managed mutual funds and 102 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with asset balances at December 31, 2009 and related Trusts are as follows:

AIM Variable Insurance Funds:	Federated Insurance Series (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	Federated High Income Bond Fund II - Primary
AIM V.I. Core Equity Fund - Series I Shares	Shares
Calvert Variable Series, Inc.:	Federated International Equity Fund II
Calvert Social Balanced Portfolio	Federated Mid Cap Growth Strategies Fund II
Federated Insurance Series:	Federated Prime Money Fund II
Federated Capital Income Fund II	Fidelity® Variable Insurance Products:
Federated Clover Value Fund II - Primary Shares	Fidelity® VIP Equity-Income Portfolio - Initial Class
Federated Equity Income Fund II	Fidelity® VIP Growth Portfolio - Initial Class
Federated Fund for U.S. Government Securities II	Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products II:	ING Investors Trust (continued):
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Pioneer Mid Cap Value Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Retirement Growth Portfolio - Adviser Class**
Fidelity® Variable Insurance Products V:	ING Retirement Moderate Growth Portfolio - Adviser
Fidelity® VIP Investment Grade Bond Portfolio -	Class**
Initial Class	ING Retirement Moderate Portfolio - Adviser Class**
Franklin Templeton Variable Insurance Products Trust:	ING T. Rowe Price Capital Appreciation Portfolio -
Franklin Small Cap Value Securities Fund - Class 2	Service Class
ING Balanced Portfolio, Inc.:	ING T. Rowe Price Equity Income Portfolio - Service
ING Balanced Portfolio - Class I	Class
ING Intermediate Bond Portfolio:	ING Templeton Global Growth Portfolio - Service
ING Intermediate Bond Portfolio - Class I	Class
ING Investors Trust:	ING Van Kampen Growth and Income Portfolio -
ING American Funds Growth Portfolio	Service Class
ING American Funds Growth-Income Portfolio	ING Wells Fargo Small Cap Disciplined Portfolio -
ING American Funds International Portfolio	Service Class
ING Artio Foreign Portfolio - Service Class	ING Money Market Portfolio:
ING BlackRock Large Cap Growth Portfolio -	ING Money Market Portfolio - Class I
Institutional Class	ING Partners, Inc.:
ING Clarion Global Real Estate Portfolio -	ING American Century Small-Mid Cap Value
Institutional Class*	Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service	ING Baron Asset Portfolio - Service Class
Class	ING Baron Small Cap Growth Portfolio - Service
ING Clarion Real Estate Portfolio - Service Class	Class
ING Evergreen Health Sciences Portfolio - Service	ING Columbia Small Cap Value Portfolio - Service
Class	Class
ING Evergreen Omega Portfolio - Institutional Class	ING Davis New York Venture Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio -	Class
Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Service	Class
Class	ING Legg Mason Partners Aggressive Growth
ING Franklin Income Portfolio - Service Class	Portfolio - Initial Class
ING Franklin Mutual Shares Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Global Resources Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial
ING Janus Contrarian Portfolio - Service Class*	Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Oppenheimer Strategic Income Portfolio -
Institutional Class	Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING PIMCO Total Return Portfolio - Service Class
Service Class	ING Pioneer High Yield Portfolio - Initial Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Solution 2015 Portfolio - Service Class
Institutional Class	ING Solution 2025 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Solution 2035 Portfolio - Service Class
Service Class	ING Solution 2045 Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Institutional	ING Solution Income Portfolio - Service Class
Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Lord Abbett Affiliated Portfolio - Service Class	Portfolio - Initial Class
ING Marsico Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING Marsico International Opportunities Portfolio -	Class
Service Class	ING Templeton Foreign Equity Portfolio - Initial
ING MFS Total Return Portfolio - Institutional Class	Class*
ING MFS Total Return Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING MFS Utilities Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial
ING PIMCO High Yield Portfolio - Service Class	Class
ING Pioneer Equity Income Portfolio - Institutional	ING Van Kampen Comstock Portfolio - Service Class
Class	ING Van Kampen Equity and Income Portfolio -
ING Pioneer Fund Portfolio - Institutional Class	Initial Class
ING Pioneer Mid Cap Value Portfolio - Institutional
Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Strategic Allocation Portfolios, Inc.:	ING Variable Products Trust:
ING Strategic Allocation Conservative Portfolio -	ING International Value Portfolio - Class I
Class I	ING MidCap Opportunities Portfolio - Class I
ING Strategic Allocation Growth Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S
ING Strategic Allocation Moderate Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class I
ING Variable Funds:	ING SmallCap Opportunities Portfolio - Class S
ING Growth and Income Portfolio - Class I	Janus Aspen Series:
ING Variable Insurance Trust:	Janus Aspen Series Balanced Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 5	Shares
ING GET U.S. Core Portfolio - Series 6	Janus Aspen Series Enterprise Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 7	Shares
ING GET U.S. Core Portfolio - Series 8	Janus Aspen Series Flexible Bond Portfolio -
ING GET U.S. Core Portfolio - Series 9	Institutional Shares
ING GET U.S. Core Portfolio - Series 10	Janus Aspen Series Janus Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 11	Shares
ING GET U.S. Core Portfolio - Series 12	Janus Aspen Series Worldwide Portfolio -
ING GET U.S. Core Portfolio - Series 13	Institutional Shares
ING GET U.S. Core Portfolio - Series 14	Lord Abbett Series Fund, Inc.:
ING Variable Portfolios, Inc.:	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING BlackRock Science and Technology	Class VC
Opportunities Portfolio - Class I	Oppenheimer Variable Account Funds:
ING Index Plus LargeCap Portfolio - Class I	Oppenheimer Global Securities/VA
ING Index Plus MidCap Portfolio - Class I	Oppenheimer Main Street Fund®/VA
ING Index Plus SmallCap Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING International Index Portfolio - Class I*	Oppenheimer MidCap Fund/VA
ING International Index Portfolio - Class S**	PIMCO Variable Insurance Trust:
ING Opportunistic Large Cap Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING Russell™ Large Cap Growth Index Portfolio -	Pioneer Variable Contracts Trust:
Class I**	Pioneer Emerging Markets VCT Portfolio - Class I
ING Russell™ Large Cap Index Portfolio - Class I*	Pioneer High Yield VCT Portfolio - Class I
ING Russell™ Large Cap Value Index Portfolio -	Premier VIT:
Class I**	Premier VIT OpCap Mid Cap Portfolio - Class I**
ING Russell™ Large Cap Value Index Portfolio -	Wanger Advisors Trust:
Class S**	Wanger International
ING Russell™ Mid Cap Growth Index Portfolio -	Wanger Select
Class S**	Wanger USA
ING Russell™ Mid Cap Index Portfolio - Class I*
ING Russell™ Small Cap Index Portfolio - Class I*
ING Small Company Portfolio - Class I	* Division added in 2008
ING U.S. Bond Index Portfolio - Class I*	** Division added in 2009

The names of certain Divisions were changed during 2009. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Federated Insurance Series:	Federated Insurance Series:
Federated Clover Value Fund II - Primary Shares	Federated American Leaders Fund II - Primary Shares
ING Balanced Portfolio, Inc.:	ING VP Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	ING VP Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:	ING VP Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I
ING Investors Trust:	ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class
ING Clarion Global Real Estate Portfolio -	ING Global Real Estate Portfolio - Institutional Class
Institutional Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
ING Investors Trust (continued):	ING Investors Trust (continued):
ING Clarion Global Real Estate Portfolio - Service	ING Global Real Estate Portfolio - Service Class
Class
ING Clarion Real Estate Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class
ING Growth and Income Portfolio II - Institutional	ING Legg Mason Value Portfolio - Institutional Class
Class
ING Growth and Income Portfolio II - Service Class	ING Legg Mason Value Portfolio - Service Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Institutional Class	Institutional Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Service Class	Service Class
ING Money Market Portfolio:	ING VP Money Market Portfolio:
ING Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class I
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value Portfolio - Service	ING Columbia Small Cap Value II Portfolio - Service
Class	Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio -	ING VP Strategic Allocation Conservative Portfolio -
Class I	Class I
ING Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio -
Class I
ING Strategic Allocation Moderate Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio -
Class I
ING Variable Funds:	ING Variable Funds:
ING Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology	ING BlackRock Global Science and Technology
Opportunities Portfolio - Class I	Portfolio - Class I
ING Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I
ING Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I
ING Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I
ING Opportunistic Large Cap Portfolio - Class I	ING Opportunistic Large Cap Value Portfolio - Class I
ING Opportunistic Large Cap Portfolio - Class S	ING Opportunistic Large Cap Value Portfolio -
Class S
ING Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class I
ING U.S. Bond Index Portfolio - Class I	ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
ING Variable Products Trust:	ING Variable Products Trust:
ING International Value Portfolio - Class I	ING VP International Value Portfolio - Class I
ING MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I
ING MidCap Opportunities Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I
ING SmallCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio - Institutional	Janus Aspen Series Mid Cap Growth Portfolio -
Shares	Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional	Janus Aspen Series Large Cap Growth Portfolio -
Shares	Institutional Shares
Janus Aspen Series Worldwide Portfolio -	Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares	Institutional Shares

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2009, the following Divisions were closed to contractowners:

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING Growth and Income Portfolio II - Institutional Class
ING Growth and Income Portfolio II - Service Class
ING Index Plus International Equity Portfolio - Institutional Class
ING Index Plus International Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Institutional Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Initial Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Growth Portfolio - Class I

The following Division was available to contractowners during 2009 but had no net assets as of December 31, 2009:

ING Partners, Inc.:
ING Templeton Foreign Equity Portfolio - Service Class
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Portfolio - Class S

The following Divisions were available to contractowners during 2009, but did not have any activity as of December 31, 2009:

American Funds Insurance Series:	ING Money Market Portfolio:
American Funds Insurance Series® - Growth Income	ING Money Market Portfolio - Class S
Fund - Class 2	ING Partners, Inc.:
American Funds Insurance Series® - International	ING Oppenheimer Global Portfolio - Service Class
Fund - Class 2	ING T. Rowe Price Diversified Mid Cap Growth
BlackRock FundsSM:	Portfolio - Service Class
BlackRock Inflation Protected Bond Fund -	ING Van Kampen Equity and Income Portfolio -
Institutional Class	Service Class
Fidelity® Variable Insurance Products V:	ING Variable Funds:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING Growth and Income Portfolio - Class S
ING Investors Trust:	ING Variable Portfolios, Inc.:
ING BlackRock Large Cap Growth Portfolio - Service	ING Dow Jones Euro STOXX 50 Index Portfolio -
Class	Institutional Class
ING Global Resources Portfolio - Institutional Class	Oppenheimer Variable Account Funds:
ING PIMCO High Yield Portfolio - Institutional Class	Oppenheimer Strategic Bond Fund/VA
ING Stock Index Portfolio - Institutional Class
ING Stock Index Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Effective October 7, 2008, ING Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended
December 31, 2009 and 2008, were issued.

3. Recently Adopted Accounting Standards

FASB Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting
Principles: amendments based on Statement of Financial Accounting Standards (“FAS”)
No. 168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally
Accepted Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1,
2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is
the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Account adopted the Codification as of July 1, 2009. There was no effect on the
Account’s net assets and results of operations. The Account has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data.
ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual
Fund Investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2009 and 2008, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2009.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
	Level	2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC.
ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2009, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced
Portfolio, Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING
Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust,
ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The
Trusts’ advisory agreement provided for fees at annual rates ranging up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 98	$ 77	$ 60	$ 79
AIM V.I. Core Equity Fund - Series I Shares	486	322	817	711
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	209	353	201	205
Federated Insurance Series:
Federated Capital Income Fund II	111	326	327	839
Federated Clover Value Fund II - Primary Shares	310	2,080	4,312	3,765
Federated Equity Income Fund II	136	492	164	1,093
Federated Fund for U.S. Government Securities II	97	397	163	354
Federated High Income Bond Fund II - Primary Shares	487	861	489	843
Federated International Equity Fund II	67	291	46	870
Federated Mid Cap Growth Strategies Fund II	78	791	1,454	1,575
Federated Prime Money Fund II	1,305	1,549	992	1,160
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,018	11,438	3,746	32,171
Fidelity® VIP Growth Portfolio - Initial Class	309	1,593	1,524	2,927
Fidelity® VIP High Income Portfolio - Initial Class	461	396	8	10
Fidelity® VIP Overseas Portfolio - Initial Class	823	951	2,551	2,932
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,286	20,151	12,211	46,184
Fidelity® VIP Index 500 Portfolio - Initial Class	1,437	4,123	2,236	7,260
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	88	98	41	171
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	755	690	993	807
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	4,550	15,156	16,851	29,930
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	25,841	26,612	41,809	28,452
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	15	97	33	53
ING American Funds Growth Portfolio	3,078	3,481	4,934	7,729
ING American Funds Growth-Income Portfolio	1,839	2,690	2,767	6,910
ING American Funds International Portfolio	4,354	3,439	6,993	10,253
ING Artio Foreign Portfolio - Service Class	1,800	2,738	3,580	4,659
ING BlackRock Large Cap Growth Portfolio - Institutional Class	876	3,796	4,359	7,583
ING Clarion Global Real Estate Portfolio - Institutional Class	746	433	1,771	186
ING Clarion Global Real Estate Portfolio - Service Class	210	253	374	991

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Investors Trust (continued):
ING Clarion Real Estate Portfolio - Service Class	$ 465	$ 277	$ 1,596	$ 871
ING Evergreen Health Sciences Portfolio - Service Class	96	522	754	296
ING Evergreen Omega Portfolio - Institutional Class	893	1,593	2,164	3,126
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,196	3,270	2,739	6,525
ING FMRSM Diversified Mid Cap Portfolio - Service Class	394	290	693	459
ING Franklin Income Portfolio - Service Class	1,529	1,250	1,455	3,061
ING Franklin Mutual Shares Portfolio - Service Class	371	399	468	908
ING Global Resources Portfolio - Service Class	1,894	1,636	6,615	4,479
ING Growth and Income Portfolio II - Institutional Class	312	8,131	3,518	4,489
ING Growth and Income Portfolio II - Service Class	25	202	96	65
ING Index Plus International Equity Portfolio - Institutional Class	819	11,582	7,205	6,970
ING Index Plus International Equity Portfolio - Service Class	91	760	455	399
ING Janus Contrarian Portfolio - Service Class	1,141	251	416	126
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	2,238	1,619	3,140	4,970
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,522	1,436	2,576	3,197
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	128	433	434	1,477
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	26	10	90	79
ING JPMorgan Value Opportunities Portfolio - Institutional Class	599	11,256	2,789	8,707
ING JPMorgan Value Opportunities Portfolio - Service Class	155	1,615	414	567
ING LifeStyle Aggressive Growth Portfolio - Service Class	112	1,389	451	634
ING LifeStyle Growth Portfolio - Service Class	855	6,255	2,268	2,446
ING LifeStyle Moderate Growth Portfolio - Service Class	634	8,535	1,844	5,230
ING LifeStyle Moderate Portfolio - Service Class	2,131	10,332	3,075	4,713
ING Lord Abbett Affiliated Portfolio - Institutional Class	208	1,542	1,243	904
ING Lord Abbett Affiliated Portfolio - Service Class	130	175	215	294
ING Marsico Growth Portfolio - Service Class	487	549	716	651
ING Marsico International Opportunities Portfolio - Service Class	332	1,608	2,940	4,421
ING MFS Total Return Portfolio - Institutional Class	2,292	10,702	11,093	27,605
ING MFS Total Return Portfolio - Service Class	422	427	403	307
ING MFS Utilities Portfolio - Service Class	491	869	1,824	1,748
ING Oppenheimer Main Street Portfolio® - Institutional Class	153	1,661	461	991
ING Oppenheimer Main Street Portfolio® - Service Class	15	136	101	4
ING PIMCO High Yield Portfolio - Service Class	2,892	1,105	792	1,158
ING Pioneer Equity Income Portfolio - Institutional Class	431	1,439	553	1,211
ING Pioneer Fund Portfolio - Institutional Class	1,355	2,227	3,717	8,060
ING Pioneer Mid Cap Value Portfolio - Institutional Class	297	617	882	799
ING Pioneer Mid Cap Value Portfolio - Service Class	253	341	529	618
ING Retirement Growth Portfolio - Adviser Class	5,831	318	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	7,877	342	-	-
ING Retirement Moderate Portfolio - Adviser Class	9,334	434	-	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Investors Trust (continued):
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	$ 2,934	$ 2,316	$ 4,214	$ 1,017
ING T. Rowe Price Equity Income Portfolio - Service Class	2,085	1,488	2,369	2,018
ING Templeton Global Growth Portfolio - Service Class	70	134	102	481
ING Van Kampen Capital Growth Portfolio - Institutional Class	554	29,383	53,984	6,968
ING Van Kampen Growth and Income Portfolio - Service Class	175	313	335	195
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	199	88	101	189
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	26,385	93,406	108,397	100,604
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service
Class	275	545	613	358
ING American Century Large Company Value Portfolio - Service
Class	18	187	356	245
ING Baron Asset Portfolio - Service Class	18	30	313	339
ING Baron Small Cap Growth Portfolio - Service Class	420	730	731	983
ING Columbia Small Cap Value Portfolio - Service Class	41	279	547	941
ING Davis New York Venture Portfolio - Service Class	725	1,017	931	784
ING JPMorgan Mid Cap Value Portfolio - Service Class	231	312	391	803
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	458	2,870	724	5,348
ING Neuberger Berman Partners Portfolio - Initial Class	933	16,574	2,648	12,125
ING Neuberger Berman Partners Portfolio - Service Class	124	367	356	105
ING Oppenheimer Global Portfolio - Initial Class	4,431	12,950	14,308	28,000
ING Oppenheimer Strategic Income Portfolio - Initial Class	4,836	11,608	10,303	20,694
ING Oppenheimer Strategic Income Portfolio - Service Class	80	7	1	2
ING PIMCO Total Return Portfolio - Service Class	5,220	1,420	4,029	1,551
ING Pioneer High Yield Portfolio - Initial Class	4,998	5,315	19,577	1,914
ING Solution 2015 Portfolio - Service Class	866	421	2,713	888
ING Solution 2025 Portfolio - Service Class	694	468	1,453	1,646
ING Solution 2035 Portfolio - Service Class	926	188	1,353	1,080
ING Solution 2045 Portfolio - Service Class	312	110	1,265	1,322
ING Solution Income Portfolio - Service Class	849	887	652	317
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	790	5,050	9,749	10,843
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,804	5,255	5,385	10,058
ING Templeton Foreign Equity Portfolio - Initial Class	1,554	3,827	36,859	5,614
ING Templeton Foreign Equity Portfolio - Service Class	-	-	128	1,594
ING Thornburg Value Portfolio - Initial Class	1,604	2,893	880	4,961
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	481	3,119	2,055	6,208
ING Van Kampen Comstock Portfolio - Service Class	196	756	302	492
ING Van Kampen Equity and Income Portfolio - Initial Class	1,922	14,167	14,973	27,897

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	$ 1,811	$ 2,056	$ 2,563	$ 3,141
ING Strategic Allocation Growth Portfolio - Class I	1,628	1,894	4,894	4,113
ING Strategic Allocation Moderate Portfolio - Class I	1,819	1,984	3,608	3,566
ING Variable Funds:
ING Growth and Income Portfolio - Class I	13,004	32,475	31,980	59,186
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	475	16,889	1,435	5,799
ING GET U.S. Core Portfolio - Series 4	159	2,603	516	1,291
ING GET U.S. Core Portfolio - Series 5	62	232	429	531
ING GET U.S. Core Portfolio - Series 6	646	4,456	4,778	6,855
ING GET U.S. Core Portfolio - Series 7	264	2,092	3,411	5,807
ING GET U.S. Core Portfolio - Series 8	222	2,394	2,671	3,410
ING GET U.S. Core Portfolio - Series 9	183	1,200	2,157	3,141
ING GET U.S. Core Portfolio - Series 10	150	1,657	1,743	3,029
ING GET U.S. Core Portfolio - Series 11	294	2,035	1,957	3,231
ING GET U.S. Core Portfolio - Series 12	572	4,611	7,542	19,227
ING GET U.S. Core Portfolio - Series 13	656	4,591	2,428	14,348
ING GET U.S. Core Portfolio - Series 14	786	8,351	571	5,065
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	1,629	1,730	874	3,333
ING Index Plus LargeCap Portfolio - Class I	6,406	15,662	33,046	43,389
ING Index Plus MidCap Portfolio - Class I	445	1,052	2,235	2,366
ING Index Plus SmallCap Portfolio - Class I	292	551	690	1,380
ING International Index Portfolio - Class I	11,629	1,079	316	1
ING International Index Portfolio - Class S	56	19	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	143	9,345	912	3,309
ING Opportunistic Large Cap Portfolio - Class I	9,126	1,608	2,212	2,200
ING Opportunistic Large Cap Portfolio - Class S	10	298	99	288
ING Russell™ Large Cap Growth Index Portfolio - Class I	27,255	2,970	-	-
ING Russell™ Large Cap Index Portfolio - Class I	18,026	1,912	677	18
ING Russell™ Large Cap Value Index Portfolio - Class I	9,784	1,370	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	1,470	160	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	109	20	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	92	1	91	44
ING Russell™ Small Cap Index Portfolio - Class I	93	34	121	70
ING Small Company Portfolio - Class I	1,610	5,101	8,680	13,830
ING U.S. Bond Index Portfolio - Class I	812	247	343	252

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class I	$ 461	$ 1,328	$ 1,999 $	1,542
ING MidCap Opportunities Portfolio - Class I	126	249	461	496
ING MidCap Opportunities Portfolio - Class S	174	838	425	2,724
ING SmallCap Opportunities Portfolio - Class I	69	296	515	192
ING SmallCap Opportunities Portfolio - Class S	104	468	622	1,233
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	6	2	4
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	-	-	6
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	10
Janus Aspen Series Janus Portfolio - Institutional Shares	-	4	-	-
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	1	-	4
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	181	466	450	967
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	2	3	6	6
Oppenheimer Main Street Fund®/VA	5	34	114	96
Oppenheimer Main Street Small Cap Fund®/VA	102	44	78	50
Oppenheimer MidCap Fund/VA	294	145	57	153
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	5,987	3,809	4,953	2,900
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,845	2,009	2,437	2,080
Pioneer High Yield VCT Portfolio - Class I	316	201	186	952
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	611	4	-	-
Wanger Advisors Trust:
Wanger International	1,449	654	624	803
Wanger Select	1,298	1,241	792	1,412
Wanger USA	292	202	178	181

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	15,047	12,433	2,614	9,363	10,112	(749)
AIM V.I. Core Equity Fund - Series I Shares	75,788	55,158	20,630	51,474	48,460	3,014
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	14,851	38,693	(23,842)	22,689	25,333	(2,644)
Federated Insurance Series:
Federated Capital Income Fund II	13	20,716	(20,703)	7,629	45,327	(37,698)
Federated Clover Value Fund II - Primary Shares	799	115,699	(114,900)	2,916	152,103	(149,187)
Federated Equity Income Fund II	420	38,414	(37,994)	1,455	71,692	(70,237)
Federated Fund for U.S. Government Securities II	158	20,472	(20,314)	3,660	18,972	(15,312)
Federated High Income Bond Fund II - Primary Shares	372	43,405	(43,033)	426	40,532	(40,106)
Federated International Equity Fund II	1,020	21,618	(20,598)	2,823	47,374	(44,551)
Federated Mid Cap Growth Strategies Fund II	744	40,712	(39,968)	5,490	58,051	(52,561)
Federated Prime Money Fund II	94,937	111,757	(16,820)	72,065	85,948	(13,883)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	273,940	1,141,026	(867,086)	834,814	2,680,366	(1,845,552)
Fidelity® VIP Growth Portfolio - Initial Class	84,281	148,777	(64,496)	118,381	187,521	(69,140)
Fidelity® VIP High Income Portfolio - Initial Class	52,727	44,351	8,376	1	803	(802)
Fidelity® VIP Overseas Portfolio - Initial Class	85,872	95,732	(9,860)	98,365	174,185	(75,820)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	628,677	1,570,891	(942,214)	1,475,694	3,637,598	(2,161,904)
Fidelity® VIP Index 500 Portfolio - Initial Class	39,274	245,309	(206,035)	76,883	319,320	(242,437)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1	4,478	(4,477)	1,885	10,993	(9,108)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	71,984	79,435	(7,451)	69,244	75,338	(6,094)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	123,503	898,954	(775,451)	429,348	1,846,534	(1,417,186)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	2,092,218	2,358,671	(266,453)	3,371,594	2,833,690	537,904
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	4,191	12,998	(8,807)	3,733	8,238	(4,505)
ING American Funds Growth Portfolio	277,156	543,521	(266,365)	792,784	1,167,629	(374,845)
ING American Funds Growth-Income Portfolio	199,214	425,532	(226,318)	595,310	1,055,808	(460,498)
ING American Funds International Portfolio	237,516	421,162	(183,646)	865,640	1,196,281	(330,641)
ING Artio Foreign Portfolio - Service Class	186,825	324,157	(137,332)	418,585	639,381	(220,796)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	190,264	625,964	(435,700)	324,330	1,157,718	(833,388)
ING Clarion Global Real Estate Portfolio - Institutional Class	98,855	68,330	30,525	204,007	42,042	161,965
ING Clarion Global Real Estate Portfolio - Service Class	35,469	43,225	(7,756)	84,622	151,775	(67,153)
ING Clarion Real Estate Portfolio - Service Class	78,663	64,129	14,534	169,087	145,215	23,872
ING Evergreen Health Sciences Portfolio - Service Class	24,224	68,498	(44,274)	60,573	32,341	28,232
ING Evergreen Omega Portfolio - Institutional Class	93,499	159,508	(66,009)	181,498	355,300	(173,802)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	246,515	523,391	(276,876)	566,900	1,122,475	(555,575)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	42,448	32,872	9,576	61,421	55,027	6,394
ING Franklin Income Portfolio - Service Class	215,074	210,719	4,355	421,258	600,010	(178,752)
ING Franklin Mutual Shares Portfolio - Service Class	65,643	66,760	(1,117)	135,252	184,776	(49,524)
ING Global Resources Portfolio - Service Class	323,567	296,460	27,107	531,009	566,735	(35,726)
ING Growth and Income Portfolio II - Institutional Class	51,716	1,460,505	(1,408,789)	257,708	743,831	(486,123)
ING Growth and Income Portfolio II - Service Class	4,868	37,163	(32,295)	2,438	8,407	(5,969)
ING Index Plus International Equity Portfolio - Institutional Class	78,252	1,922,322	(1,844,070)	342,220	1,087,214	(744,994)
ING Index Plus International Equity Portfolio - Service Class	10,088	102,133	(92,045)	23,405	46,680	(23,275)
ING Janus Contrarian Portfolio - Service Class	212,435	52,267	160,168	48,649	22,726	25,923
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	232,513	188,745	43,768	330,835	500,208	(169,373)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	182,617	128,172	54,445	127,532	193,737	(66,205)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	25,050	62,483	(37,433)	72,598	184,100	(111,502)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,312	935	1,377	8,569	8,448	121
ING JPMorgan Value Opportunities Portfolio - Institutional Class	63,775	1,481,730	(1,417,955)	524,861	1,340,108	(815,247)
ING JPMorgan Value Opportunities Portfolio - Service Class	13,095	207,888	(194,793)	13,503	54,762	(41,259)
ING LifeStyle Aggressive Growth Portfolio - Service Class	38,189	185,918	(147,729)	65,929	93,526	(27,597)
ING LifeStyle Growth Portfolio - Service Class	115,279	738,752	(623,473)	375,594	422,777	(47,183)
ING LifeStyle Moderate Growth Portfolio - Service Class	88,325	952,120	(863,795)	457,702	830,283	(372,581)
ING LifeStyle Moderate Portfolio - Service Class	285,685	1,141,364	(855,679)	497,420	692,957	(195,537)
ING Lord Abbett Affiliated Portfolio - Institutional Class	49,183	236,015	(186,832)	119,621	179,210	(59,589)
ING Lord Abbett Affiliated Portfolio - Service Class	21,080	25,670	(4,590)	35,575	55,880	(20,305)
ING Marsico Growth Portfolio - Service Class	74,585	82,980	(8,395)	94,737	93,179	1,558
ING Marsico International Opportunities Portfolio - Service Class	53,501	192,342	(138,841)	291,477	486,658	(195,181)
ING MFS Total Return Portfolio - Institutional Class	370,074	1,337,672	(967,598)	1,274,229	3,751,296	(2,477,067)
ING MFS Total Return Portfolio - Service Class	35,478	40,175	(4,697)	29,724	38,146	(8,422)
ING MFS Utilities Portfolio - Service Class	52,339	91,416	(39,077)	107,394	138,813	(31,419)
ING Oppenheimer Main Street Portfolio® - Institutional Class	25,990	212,767	(186,777)	90,194	137,712	(47,518)
ING Oppenheimer Main Street Portfolio® - Service Class	1,818	15,973	(14,155)	8,660	454	8,206
ING PIMCO High Yield Portfolio - Service Class	254,085	105,594	148,491	72,295	121,514	(49,219)
ING Pioneer Equity Income Portfolio - Institutional Class	166,042	340,651	(174,609)	131,663	225,753	(94,090)
ING Pioneer Fund Portfolio - Institutional Class	168,119	272,504	(104,385)	319,611	793,165	(473,554)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	53,856	97,088	(43,232)	113,260	123,148	(9,888)
ING Pioneer Mid Cap Value Portfolio - Service Class	51,790	66,134	(14,344)	88,473	105,774	(17,301)
ING Retirement Growth Portfolio - Adviser Class	633,277	33,374	599,903	-	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	854,517	59,018	795,499	-	-	-
ING Retirement Moderate Portfolio - Adviser Class	995,166	79,793	915,373	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	324,960	284,558	40,402	289,860	129,004	160,856
ING T. Rowe Price Equity Income Portfolio - Service Class	258,791	225,432	33,359	276,869	286,826	(9,957)
ING Templeton Global Growth Portfolio - Service Class	16,116	25,672	(9,556)	44,848	92,246	(47,398)
ING Van Kampen Capital Growth Portfolio - Institutional Class	142,101	4,534,317	(4,392,216)	5,562,263	1,170,047	4,392,216

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Growth and Income Portfolio - Service Class	22,385	37,254	(14,869)	38,785	34,919	3,866
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	31,762	13,261	18,501	18,238	31,664	(13,426)
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	5,713,101	10,634,733	(4,921,632)	16,497,663	16,723,037	(225,374)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	40,359	55,373	(15,014)	49,253	32,956	16,297
ING American Century Large Company Value Portfolio - Service Class	3,193	24,361	(21,168)	30,053	29,774	279
ING Baron Asset Portfolio - Service Class	2,824	4,752	(1,928)	32,792	54,118	(21,326)
ING Baron Small Cap Growth Portfolio - Service Class	66,262	97,489	(31,227)	109,147	139,596	(30,449)
ING Columbia Small Cap Value Portfolio - Service Class	22,323	55,869	(33,546)	100,634	150,467	(49,833)
ING Davis New York Venture Portfolio - Service Class	139,831	164,697	(24,866)	143,643	133,282	10,361
ING JPMorgan Mid Cap Value Portfolio - Service Class	66,213	57,313	8,900	20,636	57,012	(36,376)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	68,170	333,603	(265,433)	207,906	679,501	(471,595)
ING Neuberger Berman Partners Portfolio - Initial Class	95,326	2,709,428	(2,614,102)	520,373	1,503,933	(983,560)
ING Neuberger Berman Partners Portfolio - Service Class	26,768	68,355	(41,587)	51,028	13,596	37,432
ING Oppenheimer Global Portfolio - Initial Class	361,352	1,528,009	(1,166,657)	864,388	2,876,782	(2,012,394)
ING Oppenheimer Strategic Income Portfolio - Initial Class	738,914	1,524,521	(785,607)	2,075,003	3,275,379	(1,200,376)
ING Oppenheimer Strategic Income Portfolio - Service Class	8,318	563	7,755	12	139	(127)
ING PIMCO Total Return Portfolio - Service Class	411,921	184,842	227,079	333,457	177,217	156,240
ING Pioneer High Yield Portfolio - Initial Class	558,294	690,660	(132,366)	2,038,499	324,372	1,714,127
ING Solution 2015 Portfolio - Service Class	85,865	54,725	31,140	284,879	124,608	160,271
ING Solution 2025 Portfolio - Service Class	94,029	76,134	17,895	215,667	220,701	(5,034)
ING Solution 2035 Portfolio - Service Class	108,568	26,722	81,846	198,152	166,100	32,052
ING Solution 2045 Portfolio - Service Class	41,522	18,629	22,893	136,159	139,593	(3,434)
ING Solution Income Portfolio - Service Class	45,268	57,471	(12,203)	80,477	47,124	33,353
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	221,453	675,726	(454,273)	526,043	1,274,943	(748,900)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	158,459	310,627	(152,168)	141,950	491,769	(349,819)
ING Templeton Foreign Equity Portfolio - Initial Class	372,466	711,560	(339,094)	3,810,092	898,839	2,911,253

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Templeton Foreign Equity Portfolio - Service Class	11	11	-	16,208	136,914	(120,706)
ING Thornburg Value Portfolio - Initial Class	143,357	276,675	(133,318)	218,137	634,560	(416,423)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	50,284	324,188	(273,904)	212,690	620,217	(407,527)
ING Van Kampen Comstock Portfolio - Service Class	24,019	86,403	(62,384)	25,861	53,329	(27,468)
ING Van Kampen Equity and Income Portfolio - Initial Class	277,154	1,577,239	(1,300,085)	1,386,209	3,337,397	(1,951,188)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	84,168	140,161	(55,993)	79,605	191,703	(112,098)
ING Strategic Allocation Growth Portfolio - Class I	35,818	172,862	(137,044)	291,790	296,694	(4,904)
ING Strategic Allocation Moderate Portfolio - Class I	50,859	147,962	(97,103)	99,048	222,583	(123,535)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1,402,356	2,163,221	(760,865)	3,552,279	4,068,096	(515,817)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	18,840	1,693,803	(1,674,963)	148,653	678,099	(529,446)
ING GET U.S. Core Portfolio - Series 4	2,902	250,279	(247,377)	82,905	199,364	(116,459)
ING GET U.S. Core Portfolio - Series 5	8,447	28,132	(19,685)	36,058	83,456	(47,398)
ING GET U.S. Core Portfolio - Series 6	48,310	427,379	(379,069)	54,952	662,633	(607,681)
ING GET U.S. Core Portfolio - Series 7	5,681	191,041	(185,360)	74,649	605,594	(530,945)
ING GET U.S. Core Portfolio - Series 8	11,515	230,339	(218,824)	6,622	306,336	(299,714)
ING GET U.S. Core Portfolio - Series 9	18,353	123,182	(104,829)	4,208	289,438	(285,230)
ING GET U.S. Core Portfolio - Series 10	8,470	164,985	(156,515)	16,730	295,504	(278,774)
ING GET U.S. Core Portfolio - Series 11	2,059	187,548	(185,489)	1,370	301,967	(300,597)
ING GET U.S. Core Portfolio - Series 12	2,465	425,873	(423,408)	1,882,165	3,654,875	(1,772,710)
ING GET U.S. Core Portfolio - Series 13	60,925	483,678	(422,753)	1,903,461	3,264,066	(1,360,605)
ING GET U.S. Core Portfolio - Series 14	1,106,881	1,906,670	(799,789)	134,462	595,067	(460,605)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	542,180	541,427	753	375,560	958,813	(583,253)
ING Index Plus LargeCap Portfolio - Class I	1,279,906	2,757,182	(1,477,276)	2,664,957	4,441,285	(1,776,328)
ING Index Plus MidCap Portfolio - Class I	57,554	90,970	(33,416)	56,762	135,835	(79,073)
ING Index Plus SmallCap Portfolio - Class I	53,811	73,198	(19,387)	43,798	106,597	(62,799)
ING International Index Portfolio - Class I	1,056,564	102,833	953,731	35,557	25	35,532
ING International Index Portfolio - Class S	4,775	1,450	3,325	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	13,737	1,053,829	(1,040,092)	144,195	384,305	(240,110)
ING Opportunistic Large Cap Portfolio - Class I	731,488	122,505	608,983	40,246	103,713	(63,467)
ING Opportunistic Large Cap Portfolio - Class S	1,521	40,468	(38,947)	24,842	53,948	(29,106)
ING Russell™ Large Cap Growth Index Portfolio - Class I	2,724,954	266,795	2,458,159	-	-	-
ING Russell™ Large Cap Index Portfolio - Class I	1,737,460	183,155	1,554,305	99,969	3,589	96,380
ING Russell™ Large Cap Value Index Portfolio - Class I	925,886	113,716	812,170	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	137,754	12,385	125,369	-	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	9,834	1,976	7,858	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	16,541	2,210	14,331	12,024	7,092	4,932
ING Russell™ Small Cap Index Portfolio - Class I	13,743	4,745	8,998	14,079	9,007	5,072
ING Small Company Portfolio - Class I	166,607	388,193	(221,586)	361,534	987,127	(625,593)
ING U.S. Bond Index Portfolio - Class I	80,002	26,463	53,539	35,241	25,813	9,428
ING Variable Products Trust:
ING International Value Portfolio - Class I	51,096	141,564	(90,468)	124,856	131,674	(6,818)
ING MidCap Opportunities Portfolio - Class I	19,819	33,072	(13,253)	44,028	46,805	(2,777)
ING MidCap Opportunities Portfolio - Class S	43,046	115,337	(72,291)	187,520	384,593	(197,073)
ING SmallCap Opportunities Portfolio - Class I	13,871	42,808	(28,937)	53,788	27,819	25,969
ING SmallCap Opportunities Portfolio - Class S	64,317	120,283	(55,966)	124,585	269,185	(144,600)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	175	(175)	-	127	(127)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	6	(6)	7	180	(173)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-	411	(411)
Janus Aspen Series Janus Portfolio - Institutional Shares	4	290	(286)	-	2	(2)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	56	(56)	-	152	(152)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	52,626	85,669	(33,043)	62,246	114,324	(52,078)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	132	(132)	-	213	(213)
Oppenheimer Main Street Fund®/VA	25	3,800	(3,775)	13,455	13,761	(306)
Oppenheimer Main Street Small Cap Fund®/VA	13,285	7,094	6,191	6,905	6,669	236
Oppenheimer MidCap Fund/VA	43,038	22,863	20,175	5,708	15,287	(9,579)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	475,341	336,948	138,393	415,801	266,627	149,174
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	404,192	291,554	112,638	235,013	264,415	(29,402)
Pioneer High Yield VCT Portfolio - Class I	30,462	25,542	4,920	19,880	99,561	(79,681)
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	93,456	2,976	90,480	-	-	-
Wanger Advisors Trust:
Wanger International	189,878	93,957	95,921	64,931	104,899	(39,968)
Wanger Select	166,783	167,389	(606)	70,554	124,853	(54,299)
Wanger USA	30,356	21,192	9,164	15,180	18,603	(3,423)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2009 follows:

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	5,586.425	$8.66 to $9.73	$ 51,182
Contracts in accumulation period:
Non-Qualified V	11,632.060	7.82	90,963
Non-Qualified V (0.75)	60,804.205	8.25	501,635
Non-Qualified IX	350.686	7.61	2,669
Non-Qualified XII	10.029	8.20	82
Non-Qualified XXIII	100.532	8.27	831
Non-Qualified XXIV	20.771	8.33	173
	78,504.708		$ 647,535
AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	17,666.877	$11.78 to $12.38	$ 218,377
Contracts in accumulation period:
Non-Qualified V	68,360.280	9.29	635,067
Non-Qualified V (0.75)	60,544.476	9.80	593,336
Non-Qualified IX	2,260.714	9.05	20,459
Non-Qualified XII	15.213	9.75	148
Non-Qualified XX	4,355.983	14.54	63,336
Non-Qualified XXIII	1,851.280	9.57	17,717
Non-Qualified XXIV	418.731	9.64	4,037
	155,473.554		$ 1,552,477
Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	3,479.675	$ 20.75	$ 72,203
Non-Qualified V (0.75)	25,301.445	22.24	562,704
Non-Qualified VII	33,076.447	11.42	377,733
Non-Qualified VIII	7,892.223	11.64	91,865
Non-Qualified IX	6,744.054	20.10	135,555
Non-Qualified XXIII	151.154	9.31	1,407
	76,644.998		$ 1,241,467
Federated Capital Income Fund II
Currently payable annuity contracts:	395.298	$ 17.19	$ 6,795
Contracts in accumulation period:
Non-Qualified VII	90,913.375	16.82	1,529,163
Non-Qualified VIII	58.451	14.18	829
	91,367.124		$ 1,536,787
Federated Clover Value Fund II - Primary Shares
Currently payable annuity contracts:	1,215.321	$ 20.27	$ 24,635
Contracts in accumulation period:
Non-Qualified VII	383,806.585	19.84	7,614,723
Non-Qualified VIII	103.367	14.46	1,495
	385,125.273		$ 7,640,853

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Federated Equity Income Fund II
Currently payable annuity contracts:	5,962.211	$ 11.50	$ 68,565
Contracts in accumulation period:
Non-Qualified VII	161,165.541	13.32	2,146,725
	167,127.752		$ 2,215,290
Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	88,401.267	$ 18.27	$ 1,615,091

Federated High Income Bond Fund II - Primary Shares
Currently payable annuity contracts:	1,713.841	$ 22.43	$ 38,441
Contracts in accumulation period:
Non-Qualified VII	194,788.150	21.95	4,275,600
	196,501.991		$ 4,314,041
Federated International Equity Fund II
Currently payable annuity contracts:	894.932	$ 16.46	$ 14,731
Contracts in accumulation period:
Non-Qualified VII	98,065.384	16.10	1,578,853
Non-Qualified VIII	113.882	15.05	1,714
	99,074.198		$ 1,595,298
Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	114,234.907	$ 21.22	$ 2,424,065

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	111,038.023	$ 13.53	$ 1,502,344

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	186,032.449	$ 19.35	$ 3,599,728
Non-Qualified V (0.75)	444,584.828	20.74	9,220,689
Non-Qualified VII	1,083,755.864	22.81	24,720,471
Non-Qualified VIII	249,676.845	16.60	4,144,636
Non-Qualified IX	15,585.394	18.74	292,070
Non-Qualified X	10,878.886	19.35	210,506
Non-Qualified XII	6,962.806	11.80	82,161
Non-Qualified XIII	736,760.716	11.39	8,391,705
Non-Qualified XIV	978,625.788	11.00	10,764,884
Non-Qualified XV	296,022.762	10.81	3,200,006
Non-Qualified XVI	37,060.121	10.34	383,202
Non-Qualified XVIII	8,288.697	9.91	82,141
Non-Qualified XIX	42,832.700	10.05	430,469
Non-Qualified XX	5,389.670	12.33	66,455
Non-Qualified XXIII	22,349.618	8.89	198,688
Non-Qualified XXIV	11,028.952	8.96	98,819
	4,135,836.096		$ 65,886,630

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	148,638.705	$ 15.71	$ 2,335,114
Non-Qualified V (0.75)	322,942.324	16.83	5,435,119
Non-Qualified IX	9,932.149	15.21	151,068
Non-Qualified X	1,846.742	15.71	29,012
Non-Qualified XII	10,084.291	10.13	102,154
Non-Qualified XX	2,237.260	11.58	25,907
Non-Qualified XXIII	18,622.082	8.00	148,977
Non-Qualified XXIV	48,436.029	8.06	390,394
	562,739.582		$ 8,617,745
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts	16,029.856	$11.28 to $13.09	$ 192,189

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	92,766.643	$ 16.64	$ 1,543,637
Non-Qualified V (0.75)	202,520.621	17.84	3,612,968
Non-Qualified IX	1,419.011	16.12	22,874
Non-Qualified X	35.515	16.64	591
Non-Qualified XII	989.186	12.38	12,246
Non-Qualified XX	6,206.531	15.16	94,091
Non-Qualified XXIII	7,074.699	8.28	58,579
Non-Qualified XXIV	12,763.731	8.35	106,577
	323,775.937		$ 5,451,563
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	336,876.315	$ 28.22	$ 9,506,650
Non-Qualified V (0.75)	799,498.256	30.25	24,184,822
Non-Qualified VII	1,129,599.456	30.73	34,712,591
Non-Qualified VIII	223,106.816	24.99	5,575,439
Non-Qualified IX	19,741.076	27.34	539,721
Non-Qualified X	8,960.634	28.22	252,869
Non-Qualified XII	46,297.414	16.81	778,260
Non-Qualified XIII	1,220,934.049	15.56	18,997,734
Non-Qualified XIV	1,396,280.269	15.03	20,986,092
Non-Qualified XV	455,692.460	14.77	6,730,578
Non-Qualified XVI	85,094.158	11.70	995,602
Non-Qualified XVIII	7,162.272	11.22	80,361
Non-Qualified XIX	68,556.178	11.38	780,169
Non-Qualified XX	45,164.650	16.00	722,634
Non-Qualified XXII	2,585.802	9.74	25,186
Non-Qualified XXIII	61,424.941	9.29	570,638
Non-Qualified XXIV	120,815.348	9.36	1,130,832
	6,027,790.094		$ 126,570,178

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	943,813.174	$ 21.07	$ 19,886,144
Non-Qualified VIII	166,986.452	17.84	2,979,038
	1,110,799.626		$ 22,865,182
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	47,537.619	$ 19.22	$ 913,673

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	41,023.651	$ 14.85	$ 609,201
Non-Qualified V (0.75)	165,404.812	15.49	2,562,121
Non-Qualified IX	3,081.226	14.54	44,801
Non-Qualified XII	4,315.200	15.42	66,540
Non-Qualified XX	1,952.827	15.09	29,468
Non-Qualified XXIII	7,167.524	9.03	64,723
	222,945.240		$ 3,376,854
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	978,929.414	$9.00 to $34.05	$ 23,309,749
Contracts in accumulation period:
Non-Qualified V	602,421.255	25.04	15,084,628
Non-Qualified V (0.75)	329,103.001	26.83	8,829,834
Non-Qualified VI	11,991.440	21.20	254,219
Non-Qualified VII	608,566.528	24.12	14,678,625
Non-Qualified VIII	143,202.471	17.35	2,484,563
Non-Qualified IX	8,319.193	24.25	201,740
Non-Qualified X	94,481.036	25.83	2,440,445
Non-Qualified XI	1,346.762	21.87	29,454
Non-Qualified XII	4,211.495	12.67	53,360
Non-Qualified XIII	462,951.139	12.19	5,643,374
Non-Qualified XIV	403,317.619	11.77	4,747,048
Non-Qualified XV	173,958.516	11.57	2,012,700
Non-Qualified XVI	18,337.978	9.69	177,695
Non-Qualified XVIII	3,271.304	9.29	30,390
Non-Qualified XIX	7,553.510	9.42	71,154
Non-Qualified XXII	4,725.214	9.46	44,701
Non-Qualified XXIII	42,035.776	9.46	397,658
Non-Qualified XXIV	2,489.022	9.53	23,720
	3,901,212.673		$ 80,515,057

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	352,060.044	$11.27 to $83.24	$ 8,860,597
Contracts in accumulation period:
Non-Qualified V	448,725.230	20.66	9,270,663
Non-Qualified V (0.75)	669,888.182	22.14	14,831,324
Non-Qualified VI	2,372.647	19.00	45,080
Non-Qualified VII	807,364.399	19.91	16,074,625
Non-Qualified VIII	253,689.102	17.22	4,368,526
Non-Qualified IX	3,657.878	20.01	73,194
Non-Qualified X	80,339.486	21.05	1,691,146
Non-Qualified XI	1,847.267	19.36	35,763
Non-Qualified XII	452.302	15.79	7,142
Non-Qualified XIII	1,038,721.417	15.43	16,027,471
Non-Qualified XIV	1,115,645.863	14.90	16,623,123
Non-Qualified XV	467,820.645	14.65	6,853,572
Non-Qualified XVI	260,531.952	14.01	3,650,053
Non-Qualified XVIII	18,195.705	13.43	244,368
Non-Qualified XIX	425,599.045	13.62	5,796,659
Non-Qualified XX	4,203.402	12.60	52,963
Non-Qualified XXII	1,411.254	10.80	15,242
Non-Qualified XXIII	11,346.040	10.40	117,999
Non-Qualified XXIV	16,917.694	10.48	177,297
	5,980,789.554		$ 104,816,807
ING American Funds Growth Portfolio
Currently payable annuity contracts:	186,722.884	$ 11.09	$ 2,070,757
Contracts in accumulation period:
Non-Qualified XIII	379,648.530	10.96	4,160,948
Non-Qualified XIV	460,754.839	10.79	4,971,545
Non-Qualified XV	242,808.826	10.71	2,600,483
Non-Qualified XVI	18,710.976	10.68	199,833
Non-Qualified XVIII	2,436.161	10.43	25,409
Non-Qualified XIX	35,933.621	10.51	377,662
	1,327,015.837		$ 14,406,637
ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:	186,767.132	$ 9.76	$ 1,822,847
Contracts in accumulation period:
Non-Qualified XIII	307,722.097	10.06	3,095,684
Non-Qualified XIV	484,756.031	9.91	4,803,932
Non-Qualified XV	251,712.756	9.83	2,474,336
Non-Qualified XVI	11,866.370	9.80	116,290
Non-Qualified XVIII	6,579.625	9.58	63,033
Non-Qualified XIX	12,263.510	9.65	118,343
	1,261,667.521		$ 12,494,465

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
Currently payable annuity contracts:	153,839.204	$ 14.28	$ 2,196,824
Contracts in accumulation period:
Non-Qualified XIII	306,634.708	14.16	4,341,947
Non-Qualified XIV	468,625.969	13.94	6,532,646
Non-Qualified XV	203,080.341	13.83	2,808,601
Non-Qualified XVI	9,095.359	13.79	125,425
Non-Qualified XVIII	1,780.034	13.47	23,977
Non-Qualified XIX	29,849.968	13.58	405,363
	1,172,905.583		$ 16,434,783
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	14,681.607	$ 12.91	$ 189,540
Non-Qualified V (0.75)	316,977.459	13.28	4,209,461
Non-Qualified XIII	158,704.112	8.33	1,322,005
Non-Qualified XIV	113,425.976	8.24	934,630
Non-Qualified XV	48,431.044	8.19	396,650
Non-Qualified XVI	2,115.842	8.18	17,308
Non-Qualified XVIII	672.902	8.04	5,410
Non-Qualified XIX	3,245.728	8.09	26,258
Non-Qualified XX	840.126	13.13	11,031
Non-Qualified XXIII	5,105.548	7.88	40,232
	664,200.344		$ 7,152,525
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	238,926.996	$7.60 to $7.70	$ 1,816,086
Contracts in accumulation period:
Non-Qualified V	158,773.462	8.09	1,284,477
Non-Qualified V (0.75)	207,658.322	8.20	1,702,798
Non-Qualified VII	742,245.229	7.57	5,618,796
Non-Qualified VIII	83,750.591	7.60	636,504
Non-Qualified IX	4,783.932	8.03	38,415
Non-Qualified X	8,553.509	8.10	69,283
Non-Qualified XII	4,129.806	8.19	33,823
Non-Qualified XIII	581,106.184	7.67	4,457,084
Non-Qualified XIV	782,479.496	7.60	5,946,844
Non-Qualified XV	307,528.745	7.57	2,327,993
Non-Qualified XVI	4,210.501	7.56	31,831
Non-Qualified XVIII	4,957.402	7.47	37,032
Non-Qualified XIX	14,878.607	7.50	111,590
Non-Qualified XX	888.413	8.16	7,249
Non-Qualified XXIII	7,694.651	9.28	71,406
Non-Qualified XXIV	13,645.682	9.35	127,587
	3,166,211.528		$ 24,318,798

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	18,392.763	$ 8.85	$ 162,776
Non-Qualified V (0.75)	154,656.145	8.91	1,377,986
Non-Qualified IX	8,240.160	8.82	72,678
Non-Qualified XII	11,201.315	8.90	99,692
	192,490.383		$ 1,713,132
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	63,621.244	$ 9.65	$ 613,945
Non-Qualified XIV	34,959.596	9.54	333,515
Non-Qualified XV	11,938.508	9.49	113,296
Non-Qualified XVI	881.607	9.47	8,349
Non-Qualified XVIII	388.787	9.31	3,620
Non-Qualified XIX	4,858.828	9.36	45,479
	116,648.570		$ 1,118,204
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	21,816.840	$ 8.14	$ 177,589
Non-Qualified V (0.75)	153,116.502	8.29	1,269,336
Non-Qualified IX	1,906.851	8.07	15,388
Non-Qualified XII	3,316.297	8.28	27,459
Non-Qualified XX	7,077.558	8.23	58,248
Non-Qualified XXIII	581.486	8.68	5,047
	187,815.534		$ 1,553,067
ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5,861.590	$ 11.29	$ 66,177
Non-Qualified V (0.75)	17,823.797	11.55	205,865
Non-Qualified XII	288.738	11.53	3,329
Non-Qualified XX	680.840	11.44	7,789
	24,654.965		$ 283,160
ING Evergreen Omega Portfolio - Institutional Class
Currently payable annuity contracts:	78,528.615	$12.12 to $12.63	$ 991,628
Contracts in accumulation period:
Non-Qualified VII	242,317.102	11.82	2,864,188
Non-Qualified VIII	853.968	11.90	10,162
Non-Qualified XIII	133,378.496	13.45	1,793,941
Non-Qualified XIV	160,854.097	13.26	2,132,925
Non-Qualified XV	76,749.909	13.16	1,010,029
Non-Qualified XVI	5,875.366	13.13	77,144
Non-Qualified XVIII	7,048.097	12.85	90,568
Non-Qualified XIX	1,462.100	12.94	18,920
	707,067.750		$ 8,989,505

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Currently payable annuity contracts:	189,995.699	$ 9.36	$ 1,778,360
Contracts in accumulation period:
Non-Qualified VII	431,214.731	9.24	3,984,424
Non-Qualified VIII	133,777.239	9.29	1,242,791
Non-Qualified XIII	395,312.836	9.39	3,711,988
Non-Qualified XIV	396,490.618	9.29	3,683,398
Non-Qualified XV	157,489.341	9.23	1,453,627
Non-Qualified XVI	13,780.124	9.22	127,053
Non-Qualified XVIII	8,714.848	9.06	78,957
Non-Qualified XIX	9,696.318	9.11	88,333
	1,736,471.754		$ 16,148,931
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	19,538.461	$ 12.20	$ 238,369
Non-Qualified V (0.75)	66,005.879	12.49	824,413
Non-Qualified IX	1,178.453	12.06	14,212
Non-Qualified XII	2,621.363	12.46	32,662
Non-Qualified XX	8,497.689	12.38	105,201
Non-Qualified XXIII	2,344.930	9.25	21,691
	100,186.775		$ 1,236,548
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	168,180.835	$ 10.21	$ 1,717,126
Non-Qualified XIV	173,291.861	10.10	1,750,248
Non-Qualified XV	92,866.352	10.04	932,378
Non-Qualified XVI	861.601	10.02	8,633
Non-Qualified XVIII	1,274.858	9.85	12,557
Non-Qualified XIX	17,535.071	9.91	173,773
	454,010.578		$ 4,594,715
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	100,587.467	$ 9.21	$ 926,411
Non-Qualified XIV	110,531.036	9.14	1,010,254
Non-Qualified XV	32,737.684	9.10	297,913
Non-Qualified XVI	897.740	9.09	8,160
Non-Qualified XVIII	1,420.551	8.97	12,742
Non-Qualified XIX	10,430.981	9.01	93,983
	256,605.459		$ 2,349,463

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	119,040.324	$ 10.65	$ 1,267,779
Non-Qualified V (0.75)	423,671.754	10.82	4,584,128
Non-Qualified VII	41,961.894	11.18	469,134
Non-Qualified IX	9,296.175	10.57	98,261
Non-Qualified X	2,441.915	10.65	26,006
Non-Qualified XII	12,298.974	10.80	132,829
Non-Qualified XIII	90,284.659	10.46	944,378
Non-Qualified XIV	70,791.643	10.35	732,694
Non-Qualified XV	26,729.497	10.29	275,047
Non-Qualified XVI	3,476.228	10.27	35,701
Non-Qualified XVIII	290.981	10.10	2,939
Non-Qualified XIX	4,071.905	10.15	41,330
Non-Qualified XX	1,960.368	10.75	21,074
Non-Qualified XXIII	12,222.783	8.46	103,405
	818,539.100		$ 8,734,705
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	43.489	$ 7.18	$ 312
Non-Qualified V (0.75)	179,920.171	7.24	1,302,622
Non-Qualified IX	620.154	7.15	4,434
Non-Qualified XII	5,440.390	7.24	39,388
Non-Qualified XX	66.494	7.22	480
	186,090.698		$ 1,347,236
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	185,985.586	$ 16.47	$ 3,063,183
Non-Qualified VIII	26,228.861	16.58	434,875
Non-Qualified XIII	78,938.243	12.94	1,021,461
Non-Qualified XIV	89,400.676	12.80	1,144,329
Non-Qualified XV	33,655.177	12.73	428,430
Non-Qualified XVI	4,103.643	12.70	52,116
Non-Qualified XVIII	1,198.185	12.49	14,965
Non-Qualified XIX	2,519.969	12.56	31,651
	422,030.340		$ 6,191,010
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	35,236.051	$ 20.05	$ 706,483
Non-Qualified V (0.75)	338,692.663	20.52	6,949,973
Non-Qualified IX	18,351.226	19.81	363,538
Non-Qualified XII	1,243.809	20.47	25,461
Non-Qualified XX	6,304.098	20.33	128,162
Non-Qualified XXIII	3,385.700	10.01	33,891
	403,213.547		$ 8,207,508

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	70,121.472	$ 11.36	$ 796,580
Non-Qualified XIV	80,748.003	11.20	904,378
Non-Qualified XV	21,962.536	11.12	244,223
Non-Qualified XVI	1,861.730	11.10	20,665
Non-Qualified XVIII	107.850	10.86	1,171
Non-Qualified XIX	3,008.876	10.94	32,917
	177,810.467		$ 1,999,934
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	2,267.372	$ 10.99	$ 24,918
Non-Qualified V (0.75)	10,393.193	11.25	116,923
Non-Qualified XXIII	172.740	9.31	1,608
	12,833.305		$ 143,449
ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	67,092.238	$ 8.21	$ 550,827
Non-Qualified V (0.75)	294,077.378	8.36	2,458,487
Non-Qualified IX	4,629.776	8.14	37,686
Non-Qualified XII	6,510.010	8.35	54,359
Non-Qualified XX	2,692.930	8.30	22,351
Non-Qualified XXIII	6,520.326	9.04	58,944
	381,522.658		$ 3,182,654
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	17,654.939	$ 8.25	$ 145,653
Non-Qualified XIV	30,398.993	8.16	248,056
Non-Qualified XV	12,455.440	8.12	101,138
Non-Qualified XVI	647.490	8.10	5,245
	61,156.862		$ 500,092
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,277.103	$ 9.99	$ 132,638
Non-Qualified V (0.75)	98,865.818	10.23	1,011,397
Non-Qualified IX	2,398.007	9.87	23,668
Non-Qualified XII	1,330.779	10.20	13,574
Non-Qualified XIII	9,310.485	8.64	80,443
Non-Qualified XIV	23,541.667	8.54	201,046
Non-Qualified XV	9,535.145	8.49	80,953
Non-Qualified XVI	2,531.337	8.48	21,466
Non-Qualified XIX	2,268.300	8.38	19,008
Non-Qualified XXIII	1,205.413	9.08	10,945
	164,264.054		$ 1,595,138

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	22,921.315	$ 12.28	$ 281,474
Non-Qualified V (0.75)	98,497.138	12.57	1,238,109
Non-Qualified VII	153,348.848	8.58	1,315,733
Non-Qualified VIII	7,501.688	8.63	64,740
Non-Qualified IX	2,847.746	12.14	34,572
Non-Qualified XII	3,513.799	12.54	44,063
Non-Qualified XIII	65,179.522	12.45	811,485
Non-Qualified XIV	91,953.650	12.28	1,129,191
Non-Qualified XV	26,140.644	12.19	318,654
Non-Qualified XVI	9,593.681	12.16	116,659
Non-Qualified XIX	4,414.567	11.99	52,931
Non-Qualified XX	297.314	12.46	3,705
Non-Qualified XXIII	2,127.231	8.23	17,507
	488,337.143		$ 5,428,823
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	1,055,337.324	$ 10.60	$ 11,186,576
Non-Qualified VIII	251,456.837	10.68	2,685,559
Non-Qualified XIII	1,106,608.392	10.83	11,984,569
Non-Qualified XIV	1,386,918.314	10.68	14,812,288
Non-Qualified XV	470,787.308	10.60	4,990,345
Non-Qualified XVI	63,883.921	10.57	675,253
Non-Qualified XVIII	12,436.540	10.35	128,718
Non-Qualified XIX	19,765.623	10.42	205,958
	4,367,194.259		$ 46,669,266
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	8,680.628	$ 12.76	$ 110,765
Non-Qualified V (0.75)	80,830.995	13.20	1,066,969
Non-Qualified IX	681.186	13.08	8,910
Non-Qualified XII	5,614.278	13.15	73,828
Non-Qualified XX	1,163.944	13.02	15,155
Non-Qualified XXIII	1,247.838	9.87	12,316
	98,218.869		$ 1,287,943
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	34,396.964	$ 14.96	$ 514,579
Non-Qualified V (0.75)	98,842.255	15.31	1,513,275
Non-Qualified IX	1,802.679	14.78	26,644
Non-Qualified XII	1,112.800	15.28	17,004
Non-Qualified XX	9,650.574	15.17	146,399
Non-Qualified XXIII	2,238.168	9.18	20,546
	148,043.440		$ 2,238,447

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,450.637	$ 12.93	$ 212,707
Non-Qualified V (0.75)	156,647.327	13.24	2,074,011
Non-Qualified VII	154,484.738	12.88	1,989,763
Non-Qualified VIII	10,442.109	12.97	135,434
Non-Qualified IX	6,480.241	12.78	82,817
Non-Qualified XII	246.009	13.21	3,250
Non-Qualified XX	1,456.824	13.11	19,099
Non-Qualified XXII	931.714	12.22	11,386
Non-Qualified XXIII	169.356	11.87	2,010
	347,308.955		$ 4,530,477
ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	80,172.599	$ 7.00	$ 561,208
Non-Qualified V (0.75)	226,769.718	7.13	1,616,868
Non-Qualified IX	3,810.384	6.93	26,406
Non-Qualified XII	12,094.669	7.11	85,993
Non-Qualified XX	7,817.632	7.07	55,271
Non-Qualified XXIII	5,259.541	8.62	45,337
Non-Qualified XXIV	81,775.040	8.69	710,625
	417,699.583		$ 3,101,708
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	299,259.351	$9.46 to $10.51	$ 3,143,511
Contracts in accumulation period:
Non-Qualified V	7,777.333	8.92	69,374
Non-Qualified V (0.75)	19,958.254	9.09	181,421
Non-Qualified XIII	219,668.495	10.66	2,341,666
Non-Qualified XIV	352,635.063	10.51	3,706,195
Non-Qualified XV	174,370.390	10.43	1,818,683
Non-Qualified XVI	1,243.061	10.41	12,940
Non-Qualified XVIII	3,593.252	10.19	36,615
Non-Qualified XIX	6,899.739	10.26	70,791
	1,085,404.938		$ 11,381,196
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	41,918.689	$ 9.08	$ 380,622
Non-Qualified V (0.75)	192,829.541	9.25	1,783,673
Non-Qualified IX	9,341.618	9.00	84,075
Non-Qualified XII	21,487.236	9.23	198,327
Non-Qualified XX	7,167.740	9.18	65,800
Non-Qualified XXIII	11,541.720	9.29	107,223
	284,286.544		$ 2,619,720

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	31,755.503	$ 9.08	$ 288,340
Non-Qualified XIV	39,316.329	8.98	353,061
Non-Qualified XV	7,627.385	8.93	68,113
Non-Qualified XVI	1,901.507	8.91	16,942
Non-Qualified XIX	1,240.751	8.81	10,931
	81,841.475		$ 737,387
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	201,604.866	$ 9.38	$ 1,891,054
Non-Qualified XIV	212,628.984	9.38	1,994,460
Non-Qualified XV	161,335.124	9.37	1,511,710
Non-Qualified XVI	495.411	9.37	4,642
Non-Qualified XVIII	1,635.544	9.36	15,309
Non-Qualified XIX	22,203.170	9.37	208,044
	599,903.099		$ 5,625,219
ING Retirement Moderate Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Non-Qualified XIII	288,917.750	$ 9.64	$ 2,785,167
Non-Qualified XIV	349,777.262	9.63	3,368,355
Non-Qualified XV	136,409.479	9.63	1,313,623
Non-Qualified XVI	17,283.872	9.63	166,444
Non-Qualified XIX	3,110.557	9.62	29,924
	795,498.920		$ 7,663,513
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	234,550.713	$ 9.87	$ 2,315,016
Non-Qualified XIV	396,344.079	9.86	3,907,953
Non-Qualified XV	183,782.825	9.86	1,812,099
Non-Qualified XVI	68,533.675	9.86	675,742
Non-Qualified XVIII	3,822.411	9.85	37,651
Non-Qualified XIX	28,339.093	9.85	279,140
	915,372.796		$ 9,027,601
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	189,202.621	$ 12.02	$ 2,274,216
Non-Qualified V (0.75)	622,325.714	12.31	7,660,830
Non-Qualified IX	23,433.686	11.88	278,392
Non-Qualified XII	13,598.305	12.28	166,987
Non-Qualified XX	51,655.934	12.19	629,686
Non-Qualified XXIII	1,026.027	10.05	10,312
	901,242.287		$ 11,020,423

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	48,566.201	$ 13.30	$ 645,930
Non-Qualified V (0.75)	260,912.845	13.75	3,587,552
Non-Qualified IX	1,717.877	13.92	23,913
Non-Qualified XIII	49,927.857	8.92	445,356
Non-Qualified XIV	100,785.035	8.82	888,924
Non-Qualified XV	28,252.782	8.77	247,777
Non-Qualified XVI	874.941	8.75	7,656
Non-Qualified XVIII	509.544	8.60	4,382
Non-Qualified XIX	3,891.786	8.65	33,664
Non-Qualified XX	10,488.961	13.57	142,335
Non-Qualified XXII	2,815.721	9.04	25,454
Non-Qualified XXIII	418.356	9.33	3,903
	509,161.906		$ 6,056,846
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	8,986.062	$ 8.85	$ 79,527
Non-Qualified XIV	19,973.727	8.75	174,770
Non-Qualified XV	8,492.905	8.71	73,973
Non-Qualified XVI	5,574.585	8.69	48,443
Non-Qualified XVIII	3,229.766	8.54	27,582
Non-Qualified XIX	9,817.636	8.59	84,333
	56,074.681		$ 488,628
ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	21,276.105	$ 10.50	$ 223,399
Non-Qualified V (0.75)	55,298.935	10.75	594,464
Non-Qualified IX	3,099.825	10.38	32,176
Non-Qualified XXIII	1,579.670	9.58	15,133
	81,254.535		$ 865,172
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	37.647	$ 8.53	$ 321
Non-Qualified V (0.75)	939.158	8.69	8,161
Non-Qualified XIII	9,086.314	8.57	77,870
Non-Qualified XIV	16,897.772	8.48	143,293
Non-Qualified XV	9,532.157	8.43	80,356
Non-Qualified XVI	552.611	8.41	4,647
Non-Qualified XIX	114.817	8.32	955
	37,160.476		$ 315,603

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	423,888.031	$11.07 to $12.85	$ 5,426,323
Contracts in accumulation period:
Non-Qualified V	290,405.638	15.26	4,431,590
Non-Qualified V (0.75)	891,666.205	16.35	14,578,742
Non-Qualified VI	3,622.496	14.99	54,301
Non-Qualified VII	2,004,541.209	14.86	29,787,482
Non-Qualified VIII	376,030.661	13.67	5,140,339
Non-Qualified IX	5,720.624	14.78	84,551
Non-Qualified X	71,097.977	15.26	1,084,955
Non-Qualified XII	9,998.892	13.20	131,985
Non-Qualified XIII	2,035,983.321	12.94	26,345,624
Non-Qualified XIV	2,595,400.659	12.49	32,416,554
Non-Qualified XV	1,122,090.553	12.28	13,779,272
Non-Qualified XVI	311,641.318	11.21	3,493,499
Non-Qualified XVIII	2,778.887	10.74	29,845
Non-Qualified XIX	287,994.483	10.89	3,136,260
Non-Qualified XX	11,063.374	11.19	123,799
Non-Qualified XXII	188.490	10.72	2,021
Non-Qualified XXIII	12,722.211	10.02	127,477
Non-Qualified XXIV	18,118.044	10.10	182,992
	10,474,953.073		$ 140,357,611
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	13,092.133	$ 14.67	$ 192,062
Non-Qualified V (0.75)	58,029.943	15.24	884,376
Non-Qualified XII	282.130	15.18	4,283
Non-Qualified XX	3,362.998	17.22	57,911
Non-Qualified XXIV	15,932.498	10.69	170,318
	90,699.702		$ 1,308,950
ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,965.428	$ 8.38	$ 24,850
Non-Qualified V (0.75)	36,338.266	8.53	309,965
Non-Qualified XX	221.626	8.47	1,877
Non-Qualified XXIII	160.783	9.11	1,465
	39,686.103		$ 338,157

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	30,733.967	$ 14.17	$ 435,500
Non-Qualified V (0.75)	134,657.045	14.73	1,983,498
Non-Qualified IX	37.005	13.90	514
Non-Qualified XII	7,462.606	14.67	109,476
Non-Qualified XIII	33,265.734	8.28	275,440
Non-Qualified XIV	36,955.437	8.19	302,665
Non-Qualified XV	13,115.471	8.15	106,891
Non-Qualified XVI	1,114.443	8.13	9,060
Non-Qualified XVIII	739.284	8.00	5,914
Non-Qualified XIX	1,787.966	8.04	14,375
Non-Qualified XX	3,608.699	16.13	58,208
Non-Qualified XXIII	3,589.375	9.33	33,489
	267,067.032		$ 3,335,030
ING Columbia Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,455.130	$ 8.21	$ 11,947
Non-Qualified V (0.75)	6,544.161	8.36	54,709
Non-Qualified XIII	31,590.263	8.30	262,199
Non-Qualified XIV	22,632.023	8.20	185,583
Non-Qualified XV	16,283.229	8.16	132,871
Non-Qualified XVI	329.785	8.14	2,684
Non-Qualified XIX	1,656.795	8.05	13,337
	80,491.386		$ 663,330
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,709.356	$ 10.55	$ 176,284
Non-Qualified V (0.75)	74,854.896	10.97	821,158
Non-Qualified IX	112.702	10.10	1,138
Non-Qualified XIII	54,870.196	8.89	487,796
Non-Qualified XIV	61,405.807	8.79	539,757
Non-Qualified XV	32,119.524	8.74	280,725
Non-Qualified XVI	3,468.528	8.73	30,280
Non-Qualified XIX	12,182.745	8.63	105,137
Non-Qualified XX	102.216	12.92	1,321
Non-Qualified XXII	2,708.228	8.99	24,347
Non-Qualified XXIII	1,350.376	9.31	12,572
	259,884.574		$ 2,480,515
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	28,882.717	$ 14.34	$ 414,178
Non-Qualified V (0.75)	46,482.605	14.90	692,591
Non-Qualified IX	3,404.144	14.07	47,896
Non-Qualified XX	7,047.811	16.52	116,430
Non-Qualified XXIII	4,214.982	9.40	39,621
Non-Qualified XXIV	47,892.318	9.47	453,540
	137,924.577		$ 1,764,256

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Currently payable annuity contracts:	93,966.624	$8.83 to $9.57	$ 832,774
Contracts in accumulation period:
Non-Qualified V	151,591.453	13.02	1,973,721
Non-Qualified V (0.75)	126,049.359	13.96	1,759,649
Non-Qualified VII	716,445.589	12.34	8,840,939
Non-Qualified VIII	113,592.262	8.52	967,806
Non-Qualified IX	4,477.315	12.61	56,459
Non-Qualified X	5,469.020	13.02	71,207
Non-Qualified XII	1,774.967	7.60	13,490
Non-Qualified XIII	208,999.253	7.16	1,496,435
Non-Qualified XIV	272,758.492	6.91	1,884,761
Non-Qualified XV	83,406.281	6.79	566,329
Non-Qualified XVI	6,003.032	4.76	28,574
Non-Qualified XVIII	4,654.112	4.57	21,269
Non-Qualified XIX	1,450.121	4.63	6,714
Non-Qualified XX	201.051	12.65	2,543
Non-Qualified XXIII	16,550.837	9.04	149,620
Non-Qualified XXIV	339.022	9.11	3,088
	1,807,728.790		$ 18,675,378
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	265,806.563	$11.59 to $11.67	$ 3,080,728
Contracts in accumulation period:
Non-Qualified V	523,838.003	11.61	6,081,759
Non-Qualified V (0.75)	1,328,169.671	11.90	15,805,219
Non-Qualified VII	2,762,723.241	11.88	32,821,152
Non-Qualified VIII	416,753.104	11.97	4,988,535
Non-Qualified IX	31,255.058	11.47	358,496
Non-Qualified X	17,609.885	11.61	204,451
Non-Qualified XII	11,042.940	11.87	131,080
Non-Qualified XIII	957,210.010	12.14	11,620,530
Non-Qualified XIV	930,293.612	11.97	11,135,615
Non-Qualified XV	287,307.348	11.88	3,413,211
Non-Qualified XVI	20,321.059	11.86	241,008
Non-Qualified XVIII	5,689.552	11.60	65,999
Non-Qualified XIX	15,168.374	11.69	177,318
Non-Qualified XX	29,597.662	11.78	348,660
Non-Qualified XXIII	67,822.697	9.70	657,880
Non-Qualified XXIV	54,500.277	9.77	532,468
	7,725,109.056		$ 91,664,109

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts:	250,151.250	$11.13 to $11.92	$ 2,919,011
Contracts in accumulation period:
Non-Qualified V	191,664.073	11.53	2,209,887
Non-Qualified V (0.75)	391,756.202	11.82	4,630,558
Non-Qualified VII	909,241.113	11.56	10,510,827
Non-Qualified VIII	194,503.044	11.65	2,265,960
Non-Qualified IX	979.311	11.39	11,154
Non-Qualified X	2,837.854	11.53	32,720
Non-Qualified XII	4,522.561	11.79	53,321
Non-Qualified XIII	669,256.920	11.81	7,903,924
Non-Qualified XIV	730,572.312	11.65	8,511,167
Non-Qualified XV	289,140.779	11.56	3,342,467
Non-Qualified XVI	48,283.250	11.54	557,189
Non-Qualified XVIII	4,005.333	11.29	45,220
Non-Qualified XIX	41,876.422	11.37	476,135
Non-Qualified XX	8,891.391	11.70	104,029
Non-Qualified XXIII	7,877.393	10.05	79,168
Non-Qualified XXIV	7,649.160	10.13	77,486
	3,753,208.368		$ 43,730,223
ING Oppenheimer Strategic Income Portfolio - Service
Class
Currently payable annuity contracts:	9,379.718	$ 11.47	$ 107,585
Contracts in accumulation period:
	9,379.718		$ 107,585
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	149,707.408	$ 13.92	$ 2,083,927
Non-Qualified V (0.75)	775,910.577	14.46	11,219,667
Non-Qualified IX	27,362.168	13.65	373,494
Non-Qualified XII	551.212	14.41	7,943
Non-Qualified XX	36,314.514	13.92	505,498
Non-Qualified XXII	1,559.429	12.27	19,134
Non-Qualified XXIII	11,510.649	11.14	128,229
	1,002,915.957		$ 14,337,892

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	170,093.278	$ 12.04	$ 2,047,923
Contracts in accumulation period:
Non-Qualified V	11,872.989	12.75	151,381
Non-Qualified V (0.75)	77,022.236	12.99	1,000,519
Non-Qualified VII	454,661.468	11.92	5,419,565
Non-Qualified VIII	89,982.377	11.95	1,075,289
Non-Qualified IX	2,210.218	12.64	27,937
Non-Qualified XII	797.948	12.97	10,349
Non-Qualified XIII	257,635.952	12.00	3,091,631
Non-Qualified XIV	388,307.777	11.95	4,640,278
Non-Qualified XV	117,949.200	11.92	1,405,954
Non-Qualified XVI	24,272.937	11.91	289,091
Non-Qualified XVIII	3,925.435	11.84	46,477
Non-Qualified XIX	12,784.262	11.86	151,621
Non-Qualified XX	2,070.231	12.89	26,685
	1,613,586.308		$ 19,384,700
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	28,040.980	$ 10.53	$ 295,272
Non-Qualified V (0.75)	236,773.189	10.78	2,552,415
Non-Qualified IX	18,187.832	10.41	189,335
Non-Qualified XXIII	27,891.586	9.62	268,317
	310,893.587		$ 3,305,339
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,925.039	$ 10.17	$ 50,088
Non-Qualified V (0.75)	95,650.304	10.41	995,720
Non-Qualified IX	802.234	10.05	8,062
Non-Qualified XX	1,306.929	10.31	13,474
Non-Qualified XXIII	83,979.786	9.28	779,332
Non-Qualified XXIV	17,409.520	9.35	162,779
	204,073.812		$ 2,009,455
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5,111.672	$ 10.23	$ 52,292
Non-Qualified V (0.75)	109,325.749	10.47	1,144,641
Non-Qualified XXIII	120,312.887	9.18	1,104,472
Non-Qualified XXIV	4,108.115	9.25	38,000
	238,858.423		$ 2,339,405

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	9,705.008	$ 10.19	$ 98,894
Non-Qualified V (0.75)	64,571.681	10.44	674,128
Non-Qualified IX	146.110	10.08	1,473
Non-Qualified XX	405.208	10.34	4,190
Non-Qualified XXIII	39,094.539	8.96	350,287
Non-Qualified XXIV	7,815.145	9.03	70,571
	121,737.691		$ 1,199,543
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,065.352	$ 10.81	$ 22,326
Non-Qualified V (0.75)	111,465.154	11.07	1,233,919
Non-Qualified XXIII	17,769.725	10.09	179,297
	131,300.231		$ 1,435,542
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	423,966.622	$ 10.87	$ 4,608,517
Non-Qualified V (0.75)	538,382.106	11.14	5,997,577
Non-Qualified VII	867,640.283	11.38	9,873,746
Non-Qualified VIII	141,226.657	11.46	1,618,457
Non-Qualified IX	25,487.522	10.73	273,481
Non-Qualified X	15,072.850	10.87	163,842
Non-Qualified XII	10,529.202	11.11	116,979
Non-Qualified XIII	731,147.041	11.62	8,495,929
Non-Qualified XIV	636,043.860	11.46	7,289,063
Non-Qualified XV	259,729.245	11.38	2,955,719
Non-Qualified XVI	8,212.909	11.35	93,217
Non-Qualified XVIII	3,012.964	11.11	33,474
Non-Qualified XIX	7,899.744	11.19	88,398
Non-Qualified XX	1,878.860	11.03	20,724
Non-Qualified XXII	2,262.261	10.29	23,279
Non-Qualified XXIII	42,803.578	9.16	392,081
Non-Qualified XXIV	8,753.618	9.24	80,883
	3,724,049.322		$ 42,125,366

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	292,679.471	$10.85 to $13.96	$ 4,069,097
Contracts in accumulation period:
Non-Qualified V	105,889.568	20.95	2,218,386
Non-Qualified V (0.75)	197,314.280	22.46	4,431,679
Non-Qualified VII	708,641.193	26.18	18,552,226
Non-Qualified VIII	80,437.002	19.25	1,548,412
Non-Qualified IX	5,053.431	20.30	102,585
Non-Qualified X	12,199.524	20.95	255,580
Non-Qualified XII	3,140.568	13.25	41,613
Non-Qualified XX	8,922.835	14.39	128,400
Non-Qualified XXIII	25,535.798	9.42	240,547
Non-Qualified XXIV	21,060.414	9.50	200,074
	1,460,874.084		$ 31,788,599
ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	179,449.557	$8.14 to $8.21	$ 1,461,162
Contracts in accumulation period:
Non-Qualified V	415,687.365	8.20	3,408,636
Non-Qualified V (0.75)	408,573.611	8.27	3,378,904
Non-Qualified VII	247,399.176	8.13	2,011,355
Non-Qualified VIII	50,188.104	8.16	409,535
Non-Qualified IX	14,550.588	8.17	118,878
Non-Qualified X	5,164.163	8.20	42,346
Non-Qualified XII	1,504.614	8.27	12,443
Non-Qualified XIII	472,634.052	8.20	3,875,599
Non-Qualified XIV	549,593.376	8.16	4,484,682
Non-Qualified XV	147,113.431	8.13	1,196,032
Non-Qualified XVI	32,282.755	8.13	262,459
Non-Qualified XVIII	9,432.970	8.07	76,124
Non-Qualified XIX	17,756.513	8.09	143,650
Non-Qualified XX	2,427.141	8.24	20,000
Non-Qualified XXIII	10,810.505	9.10	98,376
Non-Qualified XXIV	7,590.760	9.17	69,607
	2,572,158.681		$ 21,069,788

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	151,036.779	$11.36 to $16.78	$ 2,521,508
Contracts in accumulation period:
Non-Qualified V	88,751.334	27.54	2,444,212
Non-Qualified V (0.75)	83,805.571	29.51	2,473,102
Non-Qualified VII	206,135.272	12.85	2,648,838
Non-Qualified VIII	46,661.615	13.09	610,801
Non-Qualified IX	3,436.842	26.67	91,661
Non-Qualified X	3,543.577	27.54	97,590
Non-Qualified XIII	260,562.120	10.85	2,827,099
Non-Qualified XIV	257,396.974	10.48	2,697,520
Non-Qualified XV	69,205.357	10.30	712,815
Non-Qualified XVI	12,847.022	6.51	83,634
Non-Qualified XVIII	105.814	6.24	660
Non-Qualified XIX	9,259.090	6.32	58,517
Non-Qualified XX	375.637	14.03	5,270
Non-Qualified XXIII	7,415.542	10.32	76,528
	1,200,538.546		$ 17,349,755
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	144,255.747	$ 13.70	$ 1,976,304
Non-Qualified V (0.75)	132,491.891	14.68	1,944,981
Non-Qualified VI	16,554.115	11.65	192,855
Non-Qualified VII	514,451.027	13.33	6,857,632
Non-Qualified VIII	77,411.136	9.31	720,698
Non-Qualified IX	9,511.677	13.27	126,220
Non-Qualified X	56,770.767	13.70	777,760
Non-Qualified XI	783.824	11.65	9,132
Non-Qualified XIII	160,161.672	9.25	1,481,495
Non-Qualified XIV	198,123.722	8.93	1,769,245
Non-Qualified XV	62,257.960	8.78	546,625
Non-Qualified XVI	10,615.614	6.56	69,638
Non-Qualified XVIII	6,204.982	6.28	38,967
Non-Qualified XIX	2,532.104	6.37	16,130
Non-Qualified XX	244.046	12.73	3,107
Non-Qualified XXIII	9,439.114	9.06	85,518
	1,401,809.398		$ 16,616,307
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	15,755.520	$ 11.02	$ 173,626
Non-Qualified V (0.75)	65,822.899	11.45	753,672
Non-Qualified IX	1,350.242	10.81	14,596
Non-Qualified XX	4,003.668	13.06	52,288
Non-Qualified XXIII	3,270.516	9.45	30,906
	90,202.845		$ 1,025,088

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	301,174.122	$ 11.15	$ 3,358,091
Non-Qualified V (0.75)	517,740.361	11.43	5,917,772
Non-Qualified VII	1,364,024.980	11.28	15,386,202
Non-Qualified VIII	331,790.615	11.36	3,769,141
Non-Qualified IX	5,624.684	11.01	61,928
Non-Qualified X	3,941.246	11.15	43,945
Non-Qualified XII	428.818	11.40	4,889
Non-Qualified XIII	1,309,701.342	11.52	15,087,759
Non-Qualified XIV	1,456,310.040	11.36	16,543,682
Non-Qualified XV	486,862.691	11.28	5,491,811
Non-Qualified XVI	22,793.839	11.25	256,431
Non-Qualified XVIII	2,422.119	11.01	26,668
Non-Qualified XIX	22,225.287	11.09	246,478
Non-Qualified XX	13,233.300	11.32	149,801
Non-Qualified XXIII	4,096.051	10.22	41,862
Non-Qualified XXIV	39,656.983	10.30	408,467
	5,882,026.478		$ 66,794,927
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts:	173,116.226	$ 14.94	$ 2,586,356
Contracts in accumulation period:
Non-Qualified V	27,916.057	16.91	472,061
Non-Qualified V (0.75)	26,907.386	18.12	487,562
Non-Qualified VII	237,654.673	16.53	3,928,432
Non-Qualified VIII	76,344.800	15.66	1,195,560
Non-Qualified IX	847.258	16.38	13,878
Non-Qualified XXIII	1,040.036	9.71	10,099
	543,826.436		$ 8,693,948
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	125,492.020	$8.39 to $11.58	$ 1,440,623
Contracts in accumulation period:
Non-Qualified V	40,958.001	16.86	690,552
Non-Qualified V (0.75)	116,614.911	18.07	2,107,231
Non-Qualified VII	203,432.902	16.48	3,352,574
Non-Qualified VIII	41,383.393	14.89	616,199
Non-Qualified IX	2,687.015	16.33	43,879
Non-Qualified X	3,998.861	17.62	70,460
Non-Qualified XX	4,515.817	12.43	56,132
Non-Qualified XXIII	28,572.757	9.12	260,584
Non-Qualified XXIV	6,047.937	9.19	55,581
	573,703.614		$ 8,693,815

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	214,421.394	$9.08 to $11.95	$ 2,554,886
Contracts in accumulation period:
Non-Qualified V	37,700.553	16.78	632,615
Non-Qualified V (0.75)	58,434.270	17.98	1,050,648
Non-Qualified VII	290,134.474	16.40	4,758,205
Non-Qualified VIII	63,187.344	15.09	953,497
Non-Qualified XX	4,349.038	12.38	53,841
Non-Qualified XXIII	2,026.803	9.43	19,113
Non-Qualified XXIV	2,359.436	9.50	22,415
	672,613.312		$ 10,045,220
ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,191,217.223	$6.57 to $258.97	$ 53,549,119
Contracts in accumulation period:
Non-Qualified 1964	958.684	219.48	210,412
Non-Qualified V	1,472,079.422	20.45	30,104,024
Non-Qualified V (0.75)	2,430,699.305	21.91	53,256,622
Non-Qualified VI	505,661.815	19.27	9,744,103
Non-Qualified VII	1,260,360.454	20.04	25,257,623
Non-Qualified VIII	267,183.772	13.62	3,639,043
Non-Qualified IX	41,966.704	19.81	831,360
Non-Qualified X	562,384.567	21.10	11,866,314
Non-Qualified XI	6,610.806	19.89	131,489
Non-Qualified XII	39,726.270	8.80	349,591
Non-Qualified XIII	1,032,614.178	8.38	8,653,307
Non-Qualified XIV	967,784.977	8.10	7,839,058
Non-Qualified XV	434,520.523	7.96	3,458,783
Non-Qualified XVI	385,109.695	7.09	2,730,428
Non-Qualified XVIII	28,833.253	6.79	195,778
Non-Qualified XIX	274,978.650	6.89	1,894,603
Non-Qualified XX	26,992.876	12.55	338,761
Non-Qualified XXII	7,643.739	9.39	71,775
Non-Qualified XXIII	121,549.633	9.23	1,121,903
Non-Qualified XXIV	29,517.714	9.30	274,515
	11,088,394.260		$ 215,518,611
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	12,114.581	$ 10.45	$ 126,597
Non-Qualified VIII	2,705.194	10.54	28,513
Non-Qualified XIII	99,943.366	10.72	1,071,393
Non-Qualified XIV	9,080.408	10.54	95,708
Non-Qualified XV	2,797.113	10.45	29,230
Non-Qualified XVI	2,314.441	10.42	24,116
Non-Qualified XIX	10,306.293	10.25	105,640
	139,261.396		$ 1,481,197

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	232,041.888	$ 10.23	$ 2,373,789
Non-Qualified VIII	25,681.452	10.31	264,776
Non-Qualified XIII	451,389.185	10.48	4,730,559
Non-Qualified XIV	670,705.405	10.31	6,914,973
Non-Qualified XV	374,311.207	10.23	3,829,204
Non-Qualified XVI	756.414	10.20	7,715
Non-Qualified XIX	37,232.237	10.04	373,812
	1,792,117.788		$ 18,494,828
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	123,467.135	$ 10.16	$ 1,254,426
Non-Qualified VIII	4,885.016	10.24	50,023
Non-Qualified XIII	211,665.838	10.40	2,201,325
Non-Qualified XIV	341,672.053	10.24	3,498,722
Non-Qualified XV	316,188.836	10.16	3,212,479
Non-Qualified XVI	1,714.340	10.13	17,366
Non-Qualified XIX	35,196.799	9.98	351,264
	1,034,790.017		$ 10,585,605
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	109,934.911	$ 10.23	$ 1,124,634
Non-Qualified VIII	10,263.661	10.31	105,818
Non-Qualified XIII	293,942.225	10.43	3,065,817
Non-Qualified XIV	221,389.792	10.28	2,275,887
Non-Qualified XV	202,486.718	10.21	2,067,389
Non-Qualified XVI	4,279.069	10.18	43,561
	842,296.376		$ 8,683,106
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	21,934.153	$ 10.18	$ 223,290
Non-Qualified XIII	253,806.467	10.38	2,634,511
Non-Qualified XIV	230,096.983	10.24	2,356,193
Non-Qualified XV	179,755.512	10.17	1,828,114
Non-Qualified XVI	45.231	10.14	459
Non-Qualified XIX	101.121	10.01	1,012
	685,739.467		$ 7,043,579
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	8,900.649	$ 10.02	$ 89,184
Non-Qualified VIII	10,567.647	10.10	106,733
Non-Qualified XIII	154,585.271	10.20	1,576,770
Non-Qualified XIV	180,960.745	10.07	1,822,275
Non-Qualified XV	118,277.561	10.00	1,182,776
Non-Qualified XVI	141.322	9.98	1,410
	473,433.195		$ 4,779,148

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	16,152.177	$ 10.18	$ 164,429
Non-Qualified VIII	637.061	10.25	6,530
Non-Qualified XIII	203,977.799	10.38	2,117,290
Non-Qualified XIV	248,085.095	10.25	2,542,872
Non-Qualified XV	87,983.463	10.18	895,672
Non-Qualified XVI	28,092.594	10.16	285,421
Non-Qualified XIX	1,140.429	10.04	11,450
	586,068.618		$ 6,023,664
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	41,546.273	$ 10.15	$ 421,695
Non-Qualified VIII	768.898	10.21	7,850
Non-Qualified XIII	619,082.812	10.33	6,395,125
Non-Qualified XIV	454,369.781	10.21	4,639,115
Non-Qualified XV	362,600.436	10.15	3,680,394
Non-Qualified XVI	22,235.679	10.13	225,247
Non-Qualified XVIII	13,475.723	9.96	134,218
Non-Qualified XIX	8,235.941	10.02	82,524
	1,522,315.543		$ 15,586,168
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	31,968.013	$ 10.01	$ 320,000
Non-Qualified VIII	2,142.345	10.07	21,573
Non-Qualified XIII	664,502.938	10.18	6,764,640
Non-Qualified XIV	404,556.324	10.07	4,073,882
Non-Qualified XV	293,712.573	10.01	2,940,063
Non-Qualified XVI	8,531.159	9.99	85,226
Non-Qualified XIX	24,985.071	9.89	247,102
	1,430,398.423		$ 14,452,486
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	25,803.825	$ 10.06	$ 259,586
Non-Qualified VIII	4,289.743	10.11	43,369
Non-Qualified XIII	584,134.309	10.20	5,958,170
Non-Qualified XIV	411,022.551	10.11	4,155,438
Non-Qualified XV	135,786.485	10.06	1,366,012
Non-Qualified XVI	8,837.652	10.05	88,818
Non-Qualified XVIII	244.728	9.91	2,425
Non-Qualified XIX	70,734.087	9.95	703,804
	1,240,853.380		$ 12,577,622

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	127,832.642	$ 4.44	$ 567,577
Non-Qualified V (0.75)	333,174.800	4.66	1,552,595
Non-Qualified VII	276,299.265	4.37	1,207,428
Non-Qualified VIII	31,935.392	4.44	141,793
Non-Qualified IX	6,178.984	4.33	26,755
Non-Qualified XII	1,494.500	4.64	6,934
Non-Qualified XIII	233,269.740	4.57	1,066,043
Non-Qualified XIV	195,951.527	4.44	870,025
Non-Qualified XV	28,506.108	4.37	124,572
Non-Qualified XVI	3,294.679	4.55	14,991
Non-Qualified XVIII	753.518	4.36	3,285
Non-Qualified XIX	4,206.805	4.42	18,594
Non-Qualified XX	1,207.346	14.96	18,062
Non-Qualified XXIII	3,617.655	10.42	37,696
	1,247,722.961		$ 5,656,350
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,391,415.459	$7.31 to $15.02	$ 19,618,243
Contracts in accumulation period:
Non-Qualified V	89,767.308	17.09	1,534,123
Non-Qualified V (0.75)	624,513.785	18.26	11,403,622
Non-Qualified VII	478,482.670	16.73	8,005,015
Non-Qualified VIII	169,441.144	16.78	2,843,222
Non-Qualified IX	5,209.526	16.55	86,218
Non-Qualified XII	15,033.765	10.61	159,508
Non-Qualified XIII	1,564,083.702	10.08	15,765,964
Non-Qualified XIV	1,446,039.280	9.73	14,069,962
Non-Qualified XV	577,336.355	9.56	5,519,336
Non-Qualified XVI	295,836.664	7.32	2,165,524
Non-Qualified XVIII	19,839.748	7.02	139,275
Non-Qualified XIX	223,224.690	7.12	1,589,360
Non-Qualified XX	88,619.377	12.15	1,076,725
Non-Qualified XXIII	19,227.849	9.14	175,743
Non-Qualified XXIV	22,711.637	9.21	209,174
	7,030,782.959		$ 84,361,014
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	44,795.644	$ 18.63	$ 834,543
Non-Qualified V (0.75)	396,878.734	19.75	7,838,355
Non-Qualified IX	4,116.997	18.09	74,476
Non-Qualified XII	9,104.421	20.51	186,732
Non-Qualified XX	2,694.601	14.68	39,557
Non-Qualified XXII	292.528	9.24	2,703
Non-Qualified XXIII	11,467.788	8.96	102,751
Non-Qualified XXIV	24,405.533	9.03	220,382
	493,756.246		$ 9,299,499

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	40,401.609	$ 13.15	$ 531,281
Non-Qualified V (0.75)	203,558.394	13.95	2,839,640
Non-Qualified IX	3,917.838	12.77	50,031
Non-Qualified XII	15,806.568	14.96	236,466
Non-Qualified XX	2,761.032	13.91	38,406
Non-Qualified XXIII	7,443.506	9.03	67,215
Non-Qualified XXIV	19,307.530	9.10	175,699
	293,196.477		$ 3,938,738
ING International Index Portfolio - Class I
Currently payable annuity contracts:	88,802.641	$13.41 to $13.45	$ 1,190,945
Contracts in accumulation period:
Non-Qualified V	14,760.404	7.47	110,260
Non-Qualified V (0.75)	264,084.437	7.53	1,988,556
Non-Qualified VII	283,363.408	13.96	3,955,753
Non-Qualified VIII	43,393.933	13.98	606,647
Non-Qualified IX	896.484	7.44	6,670
Non-Qualified XII	11,379.222	7.53	85,686
Non-Qualified XIII	114,512.230	14.01	1,604,316
Non-Qualified XIV	101,063.941	13.98	1,412,874
Non-Qualified XV	45,562.725	13.96	636,056
Non-Qualified XVI	10,015.516	13.96	139,817
Non-Qualified XVIII	1,384.003	13.91	19,251
Non-Qualified XIX	3,353.272	13.93	46,711
Non-Qualified XX	3,335.204	7.51	25,047
Non-Qualified XXIII	3,355.938	8.50	28,525
	989,263.358		$ 11,857,114
ING International Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	3,325.267	$ 12.72	$ 42,297

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Portfolio - Class I
Currently payable annuity contracts:	98,664.178	$11.08 to $11.10	$ 1,093,328
Contracts in accumulation period:
Non-Qualified V	29,008.895	16.03	465,013
Non-Qualified V (0.75)	142,806.540	17.08	2,439,136
Non-Qualified VII	261,558.825	15.70	4,106,474
Non-Qualified VIII	62,776.488	16.01	1,005,052
Non-Qualified IX	2,000.761	15.52	31,052
Non-Qualified X	5,302.135	16.03	84,993
Non-Qualified XII	3,098.970	11.52	35,700
Non-Qualified XIII	138,647.083	12.69	1,759,431
Non-Qualified XIV	146,751.288	12.66	1,857,871
Non-Qualified XV	24,247.681	12.65	306,733
Non-Qualified XVI	7,279.939	12.65	92,091
Non-Qualified XVIII	253.580	12.60	3,195
Non-Qualified XIX	5,535.739	12.62	69,861
Non-Qualified XX	1,679.360	11.05	18,557
Non-Qualified XXIII	8,500.197	8.75	74,377
Non-Qualified XXIV	5,141.955	8.82	45,352
	943,253.614		$ 13,488,216
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	32,735.060	$ 12.73	$ 416,717
Contracts in accumulation period:
Non-Qualified V	921.033	12.54	11,550
Non-Qualified V (0.75)	8,263.273	12.58	103,952
Non-Qualified VII	1,068,844.117	11.74	12,548,230
Non-Qualified VIII	136,708.892	11.74	1,604,962
Non-Qualified XIII	478,661.585	11.76	5,629,060
Non-Qualified XIV	518,846.858	11.74	6,091,262
Non-Qualified XV	183,720.536	11.74	2,156,879
Non-Qualified XVI	12,637.824	11.73	148,242
Non-Qualified XVIII	4,836.294	11.71	56,633
Non-Qualified XIX	11,983.478	11.72	140,446
	2,458,158.950		$ 28,907,933

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class I
Currently payable annuity contracts:	309,257.258	$12.68 to $12.77	$ 3,946,990
Contracts in accumulation period:
Non-Qualified V	18,178.637	8.10	147,247
Non-Qualified V (0.75)	219,742.158	8.16	1,793,096
Non-Qualified VII	324,176.635	12.89	4,178,637
Non-Qualified VIII	104,678.948	12.90	1,350,358
Non-Qualified IX	349.270	8.06	2,815
Non-Qualified XIII	208,860.329	12.93	2,700,564
Non-Qualified XIV	319,622.718	12.90	4,123,133
Non-Qualified XV	116,950.595	12.89	1,507,493
Non-Qualified XVI	15,093.910	12.89	194,560
Non-Qualified XVIII	6,808.115	12.84	87,416
Non-Qualified XIX	5,086.850	12.86	65,417
Non-Qualified XXIII	1,879.848	9.10	17,107
	1,650,685.271		$ 20,114,833
ING Russell™ Large Cap Value Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified XIII	332,531.760	$ 12.56	$ 4,176,599
Non-Qualified XIV	340,110.362	12.53	4,261,583
Non-Qualified XV	106,473.458	12.52	1,333,048
Non-Qualified XVI	12,293.573	12.52	153,916
Non-Qualified XVIII	786.654	12.47	9,810
Non-Qualified XIX	19,974.308	12.49	249,479
	812,170.115		$ 10,184,435
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified VII	119,513.112	$ 12.51	$ 1,495,109
Non-Qualified VIII	5,855.725	12.52	73,314
	125,368.837		$ 1,568,423
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	5,084.792	$ 12.82	$ 65,187
Non-Qualified V (0.75)	1,978.309	12.86	25,441
Non-Qualified IX	794.664	12.80	10,172
	7,857.765		$ 100,800
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,878.028	$ 8.18	$ 23,542
Non-Qualified V (0.75)	16,385.462	8.25	135,180
	19,263.490		$ 158,722
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	1,150.299	$ 8.69	$ 9,996
Non-Qualified V (0.75)	12,919.502	8.76	113,175
	14,069.801		$ 123,171

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	183,257.658	$12.23 to $25.18	$ 4,526,654
Contracts in accumulation period:
Non-Qualified V	15,095.067	24.99	377,226
Non-Qualified V (0.75)	104,932.597	26.63	2,794,355
Non-Qualified VII	299,734.238	24.48	7,337,494
Non-Qualified VIII	81,100.333	24.96	2,024,264
Non-Qualified IX	2,081.579	24.20	50,374
Non-Qualified X	4,066.013	24.99	101,610
Non-Qualified XII	1,519.119	18.33	27,845
Non-Qualified XIII	371,325.507	17.72	6,579,888
Non-Qualified XIV	311,927.542	17.11	5,337,080
Non-Qualified XV	73,186.847	16.82	1,231,003
Non-Qualified XVI	11,733.023	12.19	143,026
Non-Qualified XVIII	3,614.435	11.69	42,253
Non-Qualified XIX	11,720.836	11.85	138,892
Non-Qualified XX	415.231	16.13	6,698
Non-Qualified XXIII	18,412.388	9.21	169,578
Non-Qualified XXIV	1,292.100	9.28	11,991
	1,495,414.513		$ 30,900,231
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	13,382.249	$ 10.65	$ 142,521
Non-Qualified V (0.75)	47,303.244	10.74	508,037
Non-Qualified XX	1,305.029	10.70	13,964
Non-Qualified XXIII	976.552	10.94	10,683
	62,967.074		$ 675,205
ING International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	32,897.280	$ 13.04	$ 428,981
Non-Qualified V (0.75)	196,239.205	13.60	2,668,853
Non-Qualified IX	8,924.738	12.77	113,969
Non-Qualified XII	5,125.934	13.54	69,405
Non-Qualified XX	384.671	14.75	5,674
Non-Qualified XXIII	3,931.291	8.41	33,062
	247,503.119		$ 3,319,944
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,620.655	$ 12.75	$ 122,663
Non-Qualified V (0.75)	27,424.690	13.30	364,748
Non-Qualified XII	588.659	13.24	7,794
Non-Qualified XXIII	2,806.295	9.75	27,361
	40,440.299		$ 522,566

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	120,545.131	$ 11.53	$ 1,389,885
Non-Qualified XIV	85,586.484	11.23	961,136
Non-Qualified XV	39,788.436	11.09	441,254
Non-Qualified XVI	8,308.418	11.04	91,725
Non-Qualified XVIII	1,712.311	10.61	18,168
Non-Qualified XIX	8,077.336	10.75	86,831
	264,018.116		$ 2,988,999
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,884.051	$ 8.09	$ 79,962
Non-Qualified V (0.75)	23,568.005	8.44	198,914
Non-Qualified XII	4,167.304	8.40	35,005
Non-Qualified XX	275.177	14.14	3,891
Non-Qualified XXIII	195.945	9.07	1,777
	38,090.482		$ 319,549
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	106,954.747	$ 7.74	$ 827,830
Non-Qualified XIV	87,766.359	7.53	660,881
Non-Qualified XV	50,334.391	7.44	374,488
Non-Qualified XVI	10,713.170	7.40	79,277
Non-Qualified XIX	8,522.484	7.21	61,447
	264,291.151		$ 2,003,923
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	375.064	$ 35.54	$ 13,330

Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	2.383	$ 26.50	$ 63
Non-Qualified IX	72.057	23.95	1,726
	74.440		$ 1,789
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.433	$ 28.12	$ 2,909

Janus Aspen Series Janus Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified IX	96.143	$ 17.95	$ 1,726

Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	55.355	$ 21.67	$ 1,200

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	42,969.004	$ 11.07	$ 475,667
Non-Qualified V (0.75)	111,301.811	11.55	1,285,536
Non-Qualified IX	9,384.387	10.84	101,727
Non-Qualified XX	2,427.983	13.40	32,535
Non-Qualified XXIII	9,115.547	9.07	82,678
Non-Qualified XXIV	13,474.662	9.14	123,158
	188,673.394		$ 2,101,301
Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	2,887.660	$ 21.52	$ 62,142

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	31,462.356	$8.55 to $10.11	$ 288,194

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	2,856.922	$ 10.81	$ 30,883
Non-Qualified V (0.75)	41,146.215	11.06	455,077
Non-Qualified IX	3,571.438	10.68	38,143
Non-Qualified XX	5,013.245	10.96	54,945
Non-Qualified XXIII	784.766	9.34	7,330
	53,372.586		$ 586,378
Oppenheimer MidCap Fund/VA
Currently payable annuity contracts	25,606.710	$7.20 to $9.05	$ 194,897

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	59,767.724	$ 12.68	$ 757,855
Non-Qualified V (0.75)	603,609.695	13.04	7,871,070
Non-Qualified IX	2,400.938	12.50	30,012
Non-Qualified XX	110.278	12.90	1,423
Non-Qualified XXIII	4,912.800	10.54	51,781
	670,801.435		$ 8,712,141
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	49,325.632	$ 9.06	$ 446,890
Non-Qualified V (0.75)	228,958.025	9.18	2,101,835
Non-Qualified IX	2,368.479	9.00	21,316
Non-Qualified XII	15,623.743	9.17	143,270
Non-Qualified XX	7,532.082	9.13	68,768
Non-Qualified XXII	278.609	9.15	2,549
Non-Qualified XXIII	4,066.351	8.78	35,703
	308,152.921		$ 2,820,331

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	12,878.699	$ 12.13	$ 156,219
Non-Qualified V (0.75)	28,793.010	12.48	359,337
Non-Qualified IX	2,382.738	11.96	28,498
Non-Qualified XXIII	633.408	10.70	6,777
	44,687.855		$ 550,831
Premier VIT OpCap Mid Cap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,842.288	$ 7.73	$ 21,971
Non-Qualified V (0.75)	87,433.799	7.83	684,607
Non-Qualified XX	203.760	7.79	1,587
	90,479.847		$ 708,165
Wanger International
Contracts in accumulation period:
Non-Qualified V	10,527.241	$ 8.33	$ 87,692
Non-Qualified V (0.75)	144,515.736	8.44	1,219,713
Non-Qualified XII	4,417.113	8.43	37,236
Non-Qualified XX	6,779.973	8.39	56,884
Non-Qualified XXIII	1,270.571	9.36	11,893
	167,510.634		$ 1,413,418
Wanger Select
Contracts in accumulation period:
Non-Qualified V	24,692.663	$ 13.12	$ 323,968
Non-Qualified V (0.75)	184,110.100	13.50	2,485,486
Non-Qualified IX	1,005.009	12.94	13,005
Non-Qualified XX	952.338	13.35	12,714
Non-Qualified XXIII	1,079.055	9.46	10,208
	211,839.165		$ 2,845,381
Wanger USA
Contracts in accumulation period:
Non-Qualified V	3,977.893	$ 11.80	$ 46,939
Non-Qualified V (0.75)	25,891.002	12.13	314,058
Non-Qualified IX	5,502.597	11.63	63,995
Non-Qualified XXIII	792.549	9.45	7,490
	36,164.041		$ 432,482

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective
May 29, 1997.

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90%.

Non-Qualified XXIII

Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70%.

Non-Qualified XXIV

Certain contracts issued in connection with deferred compensation plans since June 2009 and having mortality and expense charge of 0.35%.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Capital Appreciation Fund - Series I Shares
2009	79	$7.61	to	$9.73	$648	0.68%	0.35%	to	1.50%	19.28%	to	20.72%
2008	76	$6.38	to	$8.13	$523	-	0.70%	to	1.50%	-43.39%	to	-42.94%
2007	77	$11.27	to	$14.32	$929	-	0.75%	to	1.50%	10.38%	to	11.18%
2006	99	$10.21	to	$12.95	$1,077	0.08%	0.75%	to	1.50%	4.94%	to	5.56%
2005	44	$9.92	to	$10.25	$448	-	0.75%	to	1.25%	7.59%	to	8.01%
AIM V.I. Core Equity Fund - Series I Shares
2009	155	$9.05	to	$14.54	$1,552	1.97%	0.35%	to	1.50%	26.40%	to	28.02%
2008	135	$7.16	to	$11.44	$1,084	2.41%	0.70%	to	1.50%	-31.15%	to	-30.63%
2007	132	$10.40	to	$16.53	$1,492	1.16%	0.75%	to	1.50%	6.45%	to	7.25%
2006	154	$9.77	to	$13.27	$1,623	0.72%	0.75%	to	1.50%	15.08%	to	15.90%
2005	101	$8.49	to	$8.93	$893	0.08%	0.75%	to	1.50%	3.66%	to	4.46%
Calvert Social Balanced Portfolio
2009	77	$9.31	to	$22.24	$1,241	1.99%	0.70%	to	1.50%	23.46%	to	24.32%
2008	100	$7.49	to	$17.89	$1,172	2.65%	0.70%	to	1.40%	-32.28%	to	-31.82%
2007	103	$13.66	to	$26.24	$1,766	2.22%	0.75%	to	1.40%	1.34%	to	1.98%
2006	130	$13.48	to	$25.73	$2,101	2.00%	0.75%	to	1.40%	7.24%	to	7.97%
2005	153	$12.57	to	$23.83	$2,190	1.77%	0.75%	to	1.40%	4.14%	to	4.84%
Federated Capital Income Fund II
2009	91	$14.18	to	$17.19	$1,537	6.01%	1.25%	to	1.40%	26.47%	to	26.72%
2008	112	$11.19	to	$13.57	$1,491	6.21%	1.25%	to	1.40%	-21.49%	to	-21.38%
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%
2005	232	$12.14	to	$14.48	$3,367	5.79%	1.25%	to	1.40%	4.78%	to	5.02%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Clover Value Fund II - Primary Shares
2009	385	$14.46	to	$20.27	$7,641	2.51%	1.25%	to	1.40%	13.11%	to	13.24%
2008	500	$12.77	to	$17.90	$8,770	1.93%	1.25%	to	1.40%	-34.72%	to	-34.60%
2007	649	$19.53	to	$27.37	$17,444	1.57%	1.25%	to	1.40%	-10.94%	to	-10.82%
2006	822	$21.90	to	$30.69	$24,783	1.52%	1.25%	to	1.40%	15.20%	to	15.38%
2005	1,104	$18.98	to	$26.19	$28,971	1.66%	1.25%	to	1.40%	3.56%	to	3.72%
Federated Equity Income Fund II
2009	167	$11.50	to	$13.32	$2,215	4.34%	1.25%	to	1.40%	13.65%	to	13.86%
2008	205	$10.10	to	$11.72	$2,394	3.90%	1.25%	to	1.40%	-31.42%	to	-31.34%
2007	275	$14.71	to	$17.09	$4,689	3.05%	1.25%	to	1.40%	0.65%	to	0.75%
2006	366	$14.60	to	$16.98	$6,196	2.25%	1.25%	to	1.40%	21.37%	to	21.67%
2005	473		$13.99		$6,708	2.27%		1.40%		1.89%
Federated Fund for U.S. Government Securities II
2009	88		$18.27		$1,615	5.04%		1.40%		3.69%
2008	109		$17.62		$1,916	5.00%		1.40%		2.86%
2007	124		$17.13		$2,125	4.43%		1.40%		4.77%
2006	146		$16.35		$2,385	4.88%		1.40%		2.70%
2005	259		$15.92		$4,124	4.54%		1.40%		0.57%
Federated High Income Bond Fund II - Primary
Shares
2009	197	$21.95	to	$22.43	$4,314	11.59%	1.25%	to	1.40%	50.76%	to	50.94%
2008	240	$14.56	to	$14.86	$3,488	10.54%	1.25%	to	1.40%	-27.05%	to	-26.91%
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
2005	413		$17.91		$7,437	9.23%		1.40%		1.19%
Federated International Equity Fund II
2009	99	$15.05	to	$16.46	$1,595	2.82%	1.25%	to	1.40%	39.27%	to	39.49%
2008	120	$10.79	to	$11.80	$1,384	0.65%	1.25%	to	1.40%	-46.51%	to	-46.37%
2007	164	$20.12	to	$22.01	$3,549	0.19%	1.25%	to	1.40%	8.05%	to	8.17%
2006	192	$18.60	to	$20.35	$3,845	0.21%	1.25%	to	1.40%	17.23%	to	17.43%
2005	252	$15.85	to	$17.06	$4,318	-	1.25%	to	1.40%	7.50%	to	7.75%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Mid Cap Growth Strategies Fund II
2009	114		$21.22		$2,424	-		1.40%		28.84%
2008	154		$16.47		$2,540	-		1.40%		-44.30%
2007	207		$29.57		$6,114	-		1.40%		16.37%
2006	253		$25.41		$6,433	-		1.40%		6.72%
2005	358		$23.81		$8,518	-		1.40%		11.11%
Federated Prime Money Fund II
2009	111		$13.53		$1,502	0.49%		1.40%		-0.95%
2008	128		$13.66		$1,747	2.68%		1.40%		1.11%
2007	142		$13.51		$1,915	4.73%		1.40%		3.45%
2006	161		$13.06		$2,102	4.36%		1.40%		3.08%
2005	197		$12.67		$2,500	2.40%		1.40%		1.28%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2009	4,136	$8.89	to	$22.81	$65,887	2.09%	0.35%	to	1.90%	27.71%	to	29.24%
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to	-43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to	75.00%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to	19.32%
2005	11,050	$11.74	to	$26.48	$191,800	1.68%	0.75%	to	1.90%	3.80%	to	5.06%
Fidelity® VIP Growth Portfolio - Initial Class
2009	563	$8.00	to	$16.83	$8,618	0.41%	0.35%	to	1.50%	26.33%	to	27.39%
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to	-47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to	25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to	6.10%
2005	6,697	$6.49	to	$24.43	$90,041	0.51%	0.75%	to	1.90%	3.84%	to	5.01%
Fidelity® VIP High Income Portfolio - Initial Class
2009	16	$11.28	to	$13.09	$192	10.73%	0.80%	to	1.25%	42.24%	to	42.90%
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to	-25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%	1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to	10.42%
2005	3,628	$8.87	to	$13.08	$39,781	14.63%	0.95%	to	1.90%	0.70%	to	1.77%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2009	324	$8.28	to	$17.84	$5,452	2.05%	0.35%	to	1.50%	24.67%	to	25.64%
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
2005	808	$12.98	to	$19.38	$15,059	0.62%	0.75%	to	1.50%	17.27%	to	18.18%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2009	6,028	$9.29	to	$30.73	$126,570	1.30%	0.35%	to	1.90%	33.10%	to	34.83%
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
2005	14,205	$11.82	to	$31.73	$286,196	0.28%	0.75%	to	1.90%	14.76%	to	16.07%
Fidelity® VIP Index 500 Portfolio - Initial Class
2009	1,111	$17.84	to	$21.07	$22,865	2.33%	1.25%	to	1.40%	24.82%	to	25.02%
2008	1,317	$14.27	to	$16.88	$21,722	2.06%	1.25%	to	1.40%	-37.87%	to	-37.77%
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%
2005	2,538	$19.27	to	$22.90	$56,445	1.88%	1.25%	to	1.40%	3.34%	to	3.49%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2009	48		$19.22		$914	8.83%		1.40%		14.13%
2008	52		$16.84		$876	4.19%		1.40%		-4.64%
2007	61		$17.66		$1,079	4.37%		1.40%		2.91%
2006	71		$17.16		$1,210	4.63%		1.40%		2.88%
2005	105	$16.40	to	$16.68	$1,759	3.82%	1.25%	to	1.40%	0.79%	to	0.92%
Franklin Small Cap Value Securities Fund - Class 2
2009	223	$9.03	to	$15.49	$3,377	1.54%	0.70%	to	1.50%	27.21%	to	28.27%
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01%	to	-33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
2005	278	$15.62	to	$16.16	$4,461	0.61%	0.75%	to	1.50%	7.13%	to	8.02%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class I
2009	3,901	$9.00	to	$34.05	$80,515	4.40%	0.35%	to	2.25%	16.58%	to	18.98%
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69%	to	-28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
2005	6,847	$10.08	to	$27.78	$174,465	2.33%	0.75%	to	1.90%	2.34%	to	3.50%
ING Intermediate Bond Portfolio - Class I
2009	5,981	$10.40	to	$83.24	$104,817	6.58%	0.35%	to	2.25%	9.09%	to	11.25%
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54%	to	-9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
2005	7,208	$11.62	to	$20.25	$130,583	3.70%	0.75%	to	1.90%	1.18%	to	2.38%
ING American Funds Growth Portfolio
2009	1,327	$10.43	to	$11.09	$14,407	1.85%	0.95%	to	1.90%	35.98%	to	43.28%
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%
2005	1,596	$11.89	to	$12.03	$20,435	-	0.95%	to	1.90%	13.35%	to	14.57%
ING American Funds Growth-Income Portfolio
2009	1,262	$9.58	to	$10.06	$12,494	2.25%	0.95%	to	1.90%	28.07%	to	29.31%
2008	1,488	$7.48	to	$7.78	$11,419	1.40%	0.95%	to	1.90%	-41.41%	to	-38.79%
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
2005	1,896	$10.70	to	$10.82	$22,150	0.42%	0.95%	to	1.90%	3.28%	to	4.34%
ING American Funds International Portfolio
2009	1,173	$13.47	to	$14.28	$16,435	3.43%	0.95%	to	1.90%	39.59%	to	46.31%
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07%	to	17.15%
2005	2,168	$12.57	to	$12.71	$27,749	0.53%	0.95%	to	1.90%	18.70%	to	19.79%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service Class
2009	664	$7.88	to	$13.28	$7,153	3.47%	0.70%	to	1.90%	17.89%	to 19.39%
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to -44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to 15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57%	to 28.24%
2005	163	$13.31	to	$13.42	$2,191	0.08%	0.75%	to	1.25%	14.51%
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2009	3,166	$7.47	to	$9.35	$24,319	0.58%	0.35%	to	1.90%	28.13%	to 29.79%
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to -39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(c)	0.75%	to	1.90%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Clarion Global Real Estate Portfolio - Institutional
Class
2009	192	$8.82	to	$8.91	$1,713	2.00%	0.75%	to	1.50%	31.84%	to 32.79%
2008	162	$6.69	to	$6.71	$1,087	(d)	0.75%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Clarion Global Real Estate Portfolio - Service
Class
2009	117	$9.31	to	$9.65	$1,118	2.38%	0.95%	to	1.90%	30.94%	to 32.19%
2008	124	$7.11	to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to -41.83%
2007	192	$12.35	to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to -8.19%
2006	148	$13.58	to	$13.67	$2,017	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Clarion Real Estate Portfolio - Service Class
2009	188	$8.07	to	$8.68	$1,553	3.21%	0.70%	to	1.50%	33.83%	to 34.99%
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to -38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to -18.40%
2006	88	$11.88	to	$12.34	$1,079	(b)	0.75%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Evergreen Health Sciences Portfolio - Service
Class
2009	25	$11.29	to	$11.55	$283	-	0.75%	to	1.25%	18.59%	to	19.20%
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to	-29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to	7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40%	to	13.08%
2005	45	$11.21	to	$11.24	$505	(a)	0.75%	to	1.25%		(a)
ING Evergreen Omega Portfolio - Institutional Class
2009	707	$11.82	to	$13.45	$8,990	0.49%	0.95%	to	1.90%	39.98%	to	41.43%
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to	-28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to	10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90%	to	4.93%
2005	1,492	$10.17	to	$11.36	$17,454	(a)	0.95%	to	1.90%		(a)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2009	1,736	$9.06	to	$9.39	$16,149	0.67%	0.95%	to	1.90%	36.86%	to	38.29%
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to	-39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to	13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2009	100	$9.25	to	$12.49	$1,237	0.49%	0.70%	to	1.50%	37.05%	to	38.16%
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to	-39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to	13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58%	to	11.13%
2005	30	$11.82	to	$11.86	$356	(a)	0.75%	to	1.25%		(a)
ING Franklin Income Portfolio - Service Class
2009	454	$9.85	to	$10.21	$4,595	6.29%	0.95%	to	1.90%	29.43%	to	30.73%
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to	-29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to	1.64%
2006	395	$10.89	to	$10.96	$4,316	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service Class
2009	257	$8.97	to	$9.21	$2,349	0.14%	0.95%	to	1.90%	24.07%	to	25.31%
2008	258	$7.23	to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to	-38.34%
2007	307	$11.85	to	$11.92	$3,654	(c)	0.95%	to	1.90%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Global Resources Portfolio - Service Class
2009	819	$8.46	to	$11.18	$8,735	0.31%	0.70%	to	1.90%	34.85%	to	36.45%
2008	791	$6.20	to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to	-41.43%
2007	827	$12.93	to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to	31.93%
2006	162	$9.89	to	$9.96	$1,610	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Janus Contrarian Portfolio - Service Class
2009	186	$7.15	to	$7.24	$1,347	0.94%	0.75%	to	1.50%	34.71%	to	35.33%
2008	26	$5.33	to	$5.35	$139	(d)	0.75%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2009	422	$12.49	to	$16.58	$6,191	1.49%	0.95%	to	1.90%	68.78%	to	70.26%
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to	-51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to	37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28%	to	34.55%
2005	110		$10.97		$1,210	(a)	1.25%	to	1.40%		(a)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2009	403	$10.01	to	$20.52	$8,208	1.21%	0.70%	to	1.50%	69.03%	to	70.53%
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to	-51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to	37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78%	to	34.80%
2005	195	$13.38	to	$13.45	$2,620	(a)	0.75%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2009	178	$10.86	to	$11.36	$2,000	0.71%	0.95%	to	1.90%	24.97%	to	26.22%
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to	-30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to	-2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79%	to	15.82%
2005	803	$11.36	to	$11.44	$9,171	(a)	0.95%	to	1.90%		(a)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2009	13	$9.31	to	$11.25	$143	-	0.70%	to	1.25%	25.74%	to	26.40%
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to	-30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to	-2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
2005	1		$11.33		$16	(a)		0.75%			(a)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2009	382	$8.14	to	$9.04	$3,183	0.83%	0.70%	to	1.50%	17.29%	to	18.17%
2008	568	$6.94	to	$7.65	$4,020	3.22%	0.70%	to	1.50%	-37.31%	to	-36.84%
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06%	to	3.51%
2006	4	$10.79	to	$10.83	$45	(b)	0.75%	to	1.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Lord Abbett Affiliated Portfolio - Service Class
2009	61	$8.10	to	$8.25	$500	0.63%	0.95%	to	1.45%	17.05%	to	17.69%
2008	66	$6.86	to	$7.01	$458	2.41%	0.95%	to	1.75%	-37.75%	to	-37.24%
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32%	to	3.23%
2006	99	$10.75	to	$10.82	$1,071	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico Growth Portfolio - Service Class
2009	164	$8.38	to	$10.23	$1,595	0.90%	0.70%	to	1.75%	26.78%	to	28.07%
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60%	to	4.20%
2005	18	$11.39	to	$11.42	$210	(a)	0.75%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico International Opportunities Portfolio -
Service Class
2009	488	$8.23	to	$12.57	$5,429	1.23%	0.70%	to	1.75%	35.17%	to	36.71%
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75%	to	23.10%
2005	677	$12.37	to	$12.47	$8,410	(a)	0.75%	to	1.90%		(a)
ING MFS Total Return Portfolio - Institutional Class
2009	4,367	$10.35	to	$10.83	$46,669	2.54%	0.95%	to	1.90%	15.90%	to	17.08%
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01%	to	11.09%
2005	13,910	$10.39	to	$10.46	$145,082	(a)	0.95%	to	1.90%		(a)
ING MFS Total Return Portfolio - Service Class
2009	98	$9.87	to	$13.20	$1,288	2.46%	0.70%	to	1.50%	16.16%	to	17.08%
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28%	to	11.07%
2005	187	$12.59	to	$13.03	$2,374	2.65%	0.75%	to	1.50%	1.40%	to	2.16%
ING MFS Utilities Portfolio - Service Class
2009	148	$9.18	to	$15.31	$2,238	5.00%	0.70%	to	1.50%	30.80%	to	31.90%
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88%	to	29.78%
2005	41	$11.39	to	$11.45	$469	(a)	0.75%	to	1.50%		(a)
ING PIMCO High Yield Portfolio - Service Class
2009	347	$11.87	to	$13.24	$4,530	8.35%	0.70%	to	1.50%	47.37%	to	48.38%
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42%	to	8.08%
2005	284	$10.48	to	$10.54	$2,987	(a)	0.75%	to	1.40%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Equity Income Portfolio - Institutional
Class
2009	418	$6.93	to	$8.69	$3,102	-	0.35%	to	1.50%	10.88%	to 11.95%
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to -30.69%
2007	686	$9.07	to	$9.19	$6,290	(c)	0.75%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Pioneer Fund Portfolio - Institutional Class
2009	1,085	$8.92	to	$10.66	$11,381	1.38%	0.75%	to	2.25%	21.75%	to 23.51%
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to -34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to 4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75%	to	2.25%	14.47%	to 15.88%
2005	2,096	$10.95	to	$11.02	$27,255	(a)	0.95%	to	1.90%		(a)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2009	284	$9.00	to	$9.29	$2,620	1.39%	0.70%	to	1.50%	23.63%	to 24.53%
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to -33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%	4.99%
2006	3		$10.63		$36	(b)		0.75%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Mid Cap Value Portfolio - Service Class
2009	82	$8.81	to	$9.08	$737	1.11%	0.95%	to	1.75%	23.04%	to 24.04%
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to -33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to 4.44%
2006	33	$10.52	to	$10.58	$344	(b)	0.95%	to	1.75%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Retirement Growth Portfolio - Adviser Class
2009	600	$9.36	to	$9.38	$5,625	(e)	0.95%	to	1.90%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Moderate Growth Portfolio -
Adviser Class
2009	795	$9.62	to	$9.64	$7,664	(e)	0.95%	to	1.75%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Retirement Moderate Portfolio - Adviser Class
2009	915	$9.85	to	$9.87	$9,028	(e)	0.95%	to	1.90%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2009	901	$10.05	to	$12.31	$11,020	1.94%	0.70%	to	1.50%	31.27%	to 32.41%
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to -28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to 3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75%	to	1.50%	13.27%	to 13.76%
2005	80	$10.93	to	$10.97	$878	(a)	0.75%	to	1.25%		(a)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2009	509	$8.60	to	$13.92	$6,057	1.78%	0.70%	to	1.90%	22.51%	to 23.99%
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to -36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to 2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29%	to 18.16%
2005	333	$14.18	to	$14.98	$4,775	1.58%	0.75%	to	1.50%	2.39%	to 3.16%
ING Templeton Global Growth Portfolio - Service
Class
2009	56	$8.54	to	$8.85	$489	2.16%	0.95%	to	1.90%	29.79%	to 30.92%
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to -40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to 1.43%
2006	62	$11.08	to	$11.15	$692	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	81	$9.58	to	$10.75	$865	1.18%	0.70%	to	1.50%	22.12%	to	23.14%
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to	-32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to	1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34%	to	15.16%
2005	121	$11.02	to	$11.08	$1,341	(a)	0.75%	to	1.50%		(a)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2009	37	$8.32	to	$8.69	$316	0.91%	0.75%	to	1.75%	27.80%	to	29.12%
2008	19	$6.51	to	$6.73	$123	0.91%	0.75%	to	1.75%	-33.98%	to	-33.23%
2007	32	$9.86	to	$10.08	$318	-	0.75%	to	1.75%	-5.37%	to	-4.45%
2006	36	$10.42	to	$10.55	$374	(b)	0.75%	to	1.75%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Money Market Portfolio - Class I
2009	10,475	$10.02	to	$16.35	$140,358	0.30%	0.35%	to	1.90%	-1.56%	to	0.10%
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
2005	17,339	$10.21	to	$14.83	$214,217	1.08%	0.75%	to	1.90%	1.09%	to	2.21%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2009	91	$10.69	to	$17.22	$1,309	1.75%	0.35%	to	1.25%	34.10%	to	34.63%
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
2005	107	$13.68	to	$16.02	$1,511	0.24%	0.75%	to	1.50%	6.29%	to	7.08%
ING Baron Asset Portfolio - Service Class
2009	40	$8.38	to	$9.11	$338	-	0.70%	to	1.25%	32.59%	to	33.38%
2008	42	$6.32	to	$6.83	$266	-	0.70%	to	1.25%	-41.75%	to	-41.50%
2007	63	$10.85	to	$10.94	$688	-	0.75%	to	1.25%	7.53%	to	8.10%
2006	1	$10.09	to	$10.12	$7	(b)	0.75%	to	1.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Small Cap Growth Portfolio - Service
Class
2009	267	$8.00	to	$16.13	$3,335	-	0.70%	to	1.90%	32.67%	to	34.28%
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
2005	248	$15.20	to	$17.25	$3,883	-	0.75%	to	1.50%	5.78%	to	6.55%
ING Columbia Small Cap Value Portfolio - Service
Class
2009	80	$8.05	to	$8.36	$663	1.26%	0.75%	to	1.75%	22.53%	to	23.85%
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(b)	0.75%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Davis New York Venture Portfolio - Service Class
2009	260	$8.63	to	$12.92	$2,481	0.65%	0.70%	to	1.75%	29.39%	to	30.76%
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
2005	83	$11.31	to	$14.15	$982	-	0.75%	to	1.50%	2.35%	to	3.12%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2009	138	$9.40	to	$16.52	$1,764	1.21%	0.35%	to	1.50%	23.86%	to	24.83%
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
2005	137	$14.89	to	$17.10	$2,101	0.28%	0.75%	to	1.50%	6.89%	to	7.67%
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2009	1,808	$4.57	to	$13.96	$18,675	-	0.35%	to	1.90%	29.83%	to	31.40%
2008	2,073	$3.52	to	$10.63	$16,298	-	0.70%	to	1.90%	-40.34%	to	-39.64%
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
2005	3,880	$5.65	to	$16.48	$48,357	-	0.75%	to	1.90%	9.28%	to	10.60%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Portfolio - Initial Class
2009	7,725	$9.70	to	$12.14	$91,664	2.37%	0.35%	to	1.90%	36.95%	to	38.57%
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80%	to	17.09%
2005	15,774	$11.62	to	$12.04	$193,562	(a)	0.75%	to	1.90%		(a)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2009	3,753	$10.05	to	$11.92	$43,730	3.79%	0.35%	to	2.25%	18.91%	to	20.74%
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07%	to	7.66%
2005	7,202	$9.99	to	$10.13	$75,516	(a)	0.75%	to	1.90%		(a)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2009	9		$11.47		$108	6.45%		1.25%		19.85%
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%		7.27%
2006	-		$10.73		$1	(b)		1.25%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Total Return Portfolio - Service Class
2009	1,003	$11.14	to	$14.46	$14,338	3.27%	0.70%	to	1.50%	10.98%	to	11.85%
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
2005	492	$11.31	to	$11.65	$5,693	1.55%	0.75%	to	1.50%	0.53%	to	1.30%
ING Pioneer High Yield Portfolio - Initial Class
2009	1,614	$11.84	to	$12.99	$19,385	7.84%	0.75%	to	1.90%	63.99%	to	65.90%
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(b)	0.75%	to	1.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Service Class
2009	311	$9.62	to	$10.78	$3,305	3.95%	0.70%	to	1.50%	20.49%	to	21.46%
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
2005	6	$10.68	to	$10.72	$68	(a)	0.75%	to	1.25%		(a)
ING Solution 2025 Portfolio - Service Class
2009	204	$9.28	to	$10.41	$2,009	3.22%	0.35%	to	1.50%	24.18%	to	24.90%
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%
2005	11	$10.91	to	$10.94	$125	(a)	0.75%	to	1.25%		(a)
ING Solution 2035 Portfolio - Service Class
2009	239	$9.18	to	$10.47	$2,339	2.94%	0.35%	to	1.25%	26.77%	to	27.50%
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
2005	-		$11.07		$3	(a)		1.25%			(a)
ING Solution 2045 Portfolio - Service Class
2009	122	$8.96	to	$10.44	$1,200	2.34%	0.35%	to	1.50%	28.18%	to	28.92%
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
2005	-		$11.27		$3	(a)		1.25%			(a)
ING Solution Income Portfolio - Service Class
2009	131	$10.09	to	$11.07	$1,436	5.89%	0.70%	to	1.25%	16.28%	to	16.38%
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%	6.02%
2005	13		$10.30		$138	(a)		1.25%			(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2009	3,724	$9.16	to	$11.62	$42,125	0.42%	0.35%	to	1.90%	43.73%	to	45.43%
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
2005	7,857	$11.07	to	$11.73	$90,830	(a)	0.75%	to	1.90%		(a)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2009	1,461	$9.42	to	$26.18	$31,789	0.16%	0.35%	to	1.50%	40.87%	to	41.88%
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%
2005	2,307	$13.30	to	$26.93	$64,310	0.49%	0.75%	to	1.50%	4.59%	to	5.39%
ING Templeton Foreign Equity Portfolio - Initial Class
2009	2,572	$8.07	to	$9.17	$21,070	-	0.35%	to	1.90%	29.74%	to	31.31%
2008	2,911	$6.22	to	$6.93	$18,241	(d)	0.70%	to	1.90%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Thornburg Value Portfolio - Initial Class
2009	1,201	$6.24	to	$29.51	$17,350	1.13%	0.70%	to	1.90%	42.02%	to	43.73%
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
2005	2,322	$6.16	to	$27.83	$30,602	0.78%	0.75%	to	1.90%	-0.32%	to	0.80%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2009	1,402	$6.28	to	$14.68	$16,616	1.39%	0.70%	to	1.90%	29.22%	to	30.74%
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
2005	3,105	$7.38	to	$16.45	$40,268	0.88%	0.75%	to	1.90%	7.27%	to	8.51%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Comstock Portfolio - Service Class
2009	90	$9.45	to	$13.06	$1,025	1.84%	0.70%	to	1.50%	26.58%	to	27.53%
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
2005	252	$12.42	to	$14.68	$3,224	0.60%	0.75%	to	1.50%	1.97%	to	2.74%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2009	5,882	$10.22	to	$11.52	$66,795	1.79%	0.35%	to	1.90%	20.33%	to	21.86%
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%
2005	13,462	$10.66	to	$10.91	$146,295	(a)	0.75%	to	1.90%		(a)
ING Strategic Allocation Conservative Portfolio -
Class I
2009	544	$9.71	to	$18.12	$8,694	7.99%	0.70%	to	1.50%	16.09%	to	16.99%
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
2005	795	$15.95	to	$18.08	$16,483	1.95%	0.75%	to	1.50%	2.31%	to	3.08%
ING Strategic Allocation Growth Portfolio - Class I
2009	574	$8.39	to	$18.07	$8,694	9.92%	0.35%	to	2.25%	22.48%	to	24.86%
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
2005	633	$16.45	to	$19.56	$14,815	1.22%	0.75%	to	1.50%	4.65%	to	5.39%
ING Strategic Allocation Moderate Portfolio - Class I
2009	673	$9.08	to	$17.98	$10,045	8.73%	0.35%	to	2.25%	19.16%	to	21.48%
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
2005	953	$12.95	to	$18.65	$21,319	1.57%	0.75%	to	1.50%	3.15%	to	3.90%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class I
2009	11,088	$6.57	to	$258.97	$215,519	1.43%	0.35%	to	2.25%	27.33%	to	29.89%
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
2005	15,346	$7.36	to	$231.60	$383,782	0.99%	0.75%	to	1.90%	6.05%	to	7.34%
ING GET U.S. Core Portfolio - Series 5
2009	139	$10.25	to	$10.72	$1,481	3.54%	1.45%	to	2.25%	-0.58%	to	0.19%
2008	159	$10.31	to	$10.70	$1,685	1.67%	1.45%	to	2.25%	-9.48%	to	-8.70%
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%
2005	374	$10.46	to	$10.62	$3,957	0.98%	1.45%	to	2.40%	0.19%	to	1.14%
ING GET U.S. Core Portfolio - Series 6
2009	1,792	$10.04	to	$10.48	$18,495	2.06%	1.45%	to	2.25%	-0.59%	to	0.19%
2008	2,171	$10.10	to	$10.46	$22,445	1.88%	1.45%	to	2.25%	-8.27%	to	-7.52%
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
2005	6,780	$10.08	to	$10.21	$68,984	0.38%	1.45%	to	2.40%	0.20%	to	1.19%
ING GET U.S. Core Portfolio - Series 7
2009	1,035	$9.98	to	$10.40	$10,586	2.28%	1.45%	to	2.25%	-1.29%	to	-0.48%
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
2005	4,298	$9.99	to	$10.09	$43,222	0.06%	1.45%	to	2.40%	-0.10%	to	0.90%
ING GET U.S. Core Portfolio - Series 8
2009	842	$10.18	to	$10.43	$8,683	2.16%	1.45%	to	1.95%	-0.10%	to	0.38%
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
2005	3,197	$10.05	to	$10.12	$32,287	(a)	1.45%	to	2.40%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 9
2009	686	$10.01	to	$10.38	$7,044	2.23%	1.45%	to	2.25%	-0.69%	to	0.10%
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
2005	2,337	$9.94	to	$10.00	$23,302	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 10
2009	473	$9.98	to	$10.20	$4,779	2.65%	1.45%	to	1.95%	-2.82%	to	-2.30%
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01%	to	-5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%
2005	2,176	$9.96	to	$10.00	$21,698	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 11
2009	586	$10.04	to	$10.38	$6,024	3.90%	1.45%	to	2.25%	-3.00%	to	-2.17%
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90%	to	-0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
2005	2,425	$10.01	to	$10.02	$24,279	(a)	0.95%	to	1.90%		(a)
ING GET U.S. Core Portfolio - Series 12
2009	1,522	$9.96	to	$10.33	$15,586	3.10%	1.45%	to	2.40%	-2.92%	to	-2.09%
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47%	to	-7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(b)	1.45%	to	2.40%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 13
2009	1,430	$9.89	to	$10.18	$14,452	3.52%	1.45%	to	2.25%	-4.26%	to	-3.42%
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10%	to	0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(b)	1.45%	to	2.40%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 14
2009	1,241	$9.91	to	$10.20	$12,578	3.96%	1.45%	to	2.40%	-3.22%	to	-2.30%
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59%	to	1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9		$10.00		$85	(b)	0.95%	to	1.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
2009	1,248	$4.33	to	$14.96	$5,656	-	0.70%	to	1.90%	49.83%	to	51.79%
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%
2005	2,617	$3.92	to	$13.24	$10,507	-	0.75%	to	1.90%	9.56%	to	10.87%
ING Index Plus LargeCap Portfolio - Class I
2009	7,031	$7.02	to	$18.26	$84,361	3.02%	0.35%	to	2.25%	20.43%	to	22.96%
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
2005	9,069	$8.14	to	$20.22	$161,314	1.24%	0.75%	to	1.90%	3.43%	to	4.62%
ING Index Plus MidCap Portfolio - Class I
2009	494	$8.96	to	$20.51	$9,299	1.60%	0.35%	to	1.50%	29.77%	to	31.44%
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
2005	859	$16.06	to	$22.30	$18,302	0.44%	0.75%	to	1.50%	9.52%	to	10.34%
ING Index Plus SmallCap Portfolio - Class I
2009	293	$9.03	to	$14.96	$3,939	1.73%	0.35%	to	1.50%	22.91%	to	24.49%
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
2005	614	$15.33	to	$17.45	$9,917	0.31%	0.75%	to	1.50%	6.09%	to	6.79%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class I
2009	989	$7.44	to	$14.01	$11,857	-	0.70%	to	1.90%	25.89%	to 26.77%
2008	36	$5.91	to	$5.94	$211	(d)	0.75%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING International Index Portfolio - Class S
2009	3		$12.72		$42	(e)		1.25%			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Opportunistic Large Cap Portfolio - Class I
2009	943	$8.75	to	$17.08	$13,488	1.61%	0.35%	to	1.90%	13.37%	to 14.84%
2008	334	$7.66	to	$14.95	$4,682	2.09%	0.70%	to	1.50%	-36.59%	to -36.08%
2007	398	$15.20	to	$23.39	$8,809	1.74%	0.75%	to	1.50%	1.50%	to 2.23%
2006	531	$11.05	to	$22.88	$11,521	1.42%	0.75%	to	1.50%	14.29%	to 15.15%
2005	684	$12.96	to	$19.87	$12,906	1.88%	0.75%	to	1.50%	5.44%	to 6.20%
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2009	2,458	$11.71	to	$12.73	$28,908	(e)	0.75%	to	1.90%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Large Cap Index Portfolio - Class I
2009	1,651	$8.06	to	$12.93	$20,115	-	0.70%	to	2.25%	22.17%	to 22.71%
2008	96	$6.63	to	$6.65	$641	(d)	0.75%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2009	812	$12.47	to	$12.56	$10,184	(e)	0.95%	to	1.90%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2009	125	$12.51	to	$12.52	$1,568	(e)	1.25%	to	1.40%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2009	8	$12.80	to	$12.86	$101	(e)	0.75%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Mid Cap Index Portfolio - Class I
2009	19	$8.18	to	$8.25	$159	-	0.75%	to	1.25%	39.12%
2008	5		$5.93		$29	(d)		0.75%		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Small Cap Index Portfolio - Class I
2009	14	$8.69	to	$8.76	$123	-	0.75%	to	1.25%	25.68%
2008	5		$6.97		$35	(d)		0.75%		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Small Company Portfolio - Class I
2009	1,495	$9.21	to	$26.63	$30,900	0.62%	0.35%	to	1.90%	25.16%	to	27.30%
2008	1,717	$7.27	to	$21.03	$27,869	1.10%	0.70%	to	1.90%	-32.37%	to	-31.57%
2007	2,343	$13.38	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
2005	3,533	$11.60	to	$25.23	$72,337	0.14%	0.75%	to	1.90%	8.21%	to	9.46%
ING U.S. Bond Index Portfolio - Class I
2009	63	$10.65	to	$10.94	$675	3.37%	0.70%	to	1.25%	4.51%	to	5.09%
2008	9	$10.19	to	$10.22	$96	(d)	0.75%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING International Value Portfolio - Class I
2009	248	$8.41	to	$14.75	$3,320	1.39%	0.70%	to	1.50%	25.32%	to	26.28%
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61%	to	-43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
2005	304	$12.68	to	$14.33	$3,967	2.79%	0.75%	to	1.50%	7.82%	to	8.62%
ING MidCap Opportunities Portfolio - Class I
2009	40	$9.75	to	$13.30	$523	0.20%	0.70%	to	1.25%	39.80%	to	40.49%
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42%	to	-38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
2005	33	$11.21	to	$11.46	$379	-	0.75%	to	1.25%	9.05%	to	9.56%
ING MidCap Opportunities Portfolio - Class S
2009	264	$10.61	to	$11.53	$2,989	0.11%	0.95%	to	1.90%	38.33%	to	39.59%
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88%	to	-38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
2005	1,074	$9.66	to	$10.10	$10,674	-	0.95%	to	1.90%	8.05%	to	9.07%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING SmallCap Opportunities Portfolio - Class I
2009	38	$8.09	to	$14.14	$320	-	0.70%	to	1.25%	29.44%	to	30.13%
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30%	to	-34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
2005	11	$8.00	to	$13.81	$88	-	0.75%	to	1.25%	7.82%	to	8.34%
ING SmallCap Opportunities Portfolio - Class S
2009	264	$7.21	to	$7.74	$2,004	-	0.95%	to	1.75%	28.52%	to	29.43%
2008	320	$5.55	to	$5.98	$1,876	-	0.95%	to	1.90%	-35.84%	to	-35.14%
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%
2005	810	$7.28	to	$7.62	$6,065	-	0.95%	to	1.90%	6.74%	to	7.78%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2009	-		$35.54		$13	6.90%		0.75%		24.92%
2008	1		$28.45		$16	-		0.75%		-16.45%
2007	1		$34.05		$23	4.55%		0.75%		9.70%
2006	1		$31.04		$21	2.16%		0.75%		9.88%
2005	1		$28.25		$19	-		0.75%		7.17%
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2009	-	$23.95	to	$26.50	$2	-	0.75%	to	1.50%	42.64%	to	43.79%
2008	-	$16.79	to	$18.43	$1	-	0.75%	to	1.50%	-44.55%	to	-44.15%
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to	21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to	12.79%
2005	-	$22.50	to	$24.16	$6	-	0.75%	to	1.50%	10.62%	to	11.44%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2009	-		$28.12		$3	-		0.75%		12.35%
2008	-		$25.03		$3	-		0.75%		5.26%
2007	1		$23.78		$12	8.33%		0.75%		6.21%
2006	1		$22.39		$12	4.88%		0.75%		3.47%
2005	1		$21.64		$11	-		0.75%		1.22%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional
Shares
2009	-		$17.95		$2	-		1.50%		34.36%
2008	-	$13.36	to	$14.67	$5	-	0.75%	to	1.50%	-40.62%	to -40.20%
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%	to 14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%	to 10.56%
2005	-	$18.09	to	$19.42	$7	-	0.75%	to	1.50%	2.73%	to 3.52%
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
2009	-		$21.67		$1	-		0.75%		36.63%
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%		8.82%
2006	-		$26.53		$7	1.72%		0.75%		17.29%
2005	-		$22.62		$6	-		0.75%		5.11%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2009	189	$9.07	to	$13.40	$2,101	0.44%	0.35%	to	1.50%	24.74%	to 26.24%
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to -39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to -0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%	to 11.36%
2005	434	$13.28	to	$16.06	$5,924	0.52%	0.75%	to	1.50%	6.67%	to 7.43%
Oppenheimer Global Securities/VA
2009	3		$21.52		$62	1.83%		0.75%		38.75%
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%		5.53%
2006	3		$24.76		$83	0.98%		0.75%		16.79%
2005	3		$21.20		$72	2.12%		0.75%		13.49%
Oppenheimer Main Street Fund®/VA
2009	31	$8.55	to	$10.11	$288	1.84%	0.80%	to	1.25%	26.67%	to 27.33%
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to -38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%	to 14.08%
2005	4,588	$8.60	to	$14.43	$58,462	1.38%	0.95%	to	1.90%	3.99%	to 4.98%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA
2009	53	$9.34	to	$11.06	$586	0.83%	0.70%	to	1.50%	35.19%	to	36.21%
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
2005	3	$11.72	to	$11.76	$41	(a)	0.75%	to	1.25%		(a)
Oppenheimer MidCap Fund/VA
2009	26	$7.20	to	$9.05	$195	-	0.80%	to	1.25%	30.91%	to	31.54%
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
2005	2,781	$5.20	to	$16.97	$32,591	-	0.95%	to	1.90%	10.32%	to	11.25%
PIMCO Real Return Portfolio - Administrative Class
2009	671	$10.54	to	$13.04	$8,712	3.08%	0.70%	to	1.50%	16.60%	to	17.50%
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
2005	139	$10.87	to	$10.96	$1,526	3.42%	0.75%	to	1.25%	1.29%
Pioneer Emerging Markets VCT Portfolio - Class I
2009	308	$8.78	to	$9.18	$2,820	1.25%	0.70%	to	1.50%	72.08%	to	73.52%
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(c)	0.75%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
Pioneer High Yield VCT Portfolio - Class I
2009	45	$10.70	to	$12.48	$551	6.29%	0.70%	to	1.50%	57.99%	to	59.46%
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%	7.68%
2005	12		$10.81		$133	6.30%		0.75%		1.22%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Premier VIT OpCap Mid Cap Portfolio - Class I
2009	90	$7.73	to	$7.83	$708	(e)	0.75%	to	1.25%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
Wanger International
2009	168	$8.33	to	$9.36	$1,413	3.19%	0.70%	to	1.25%	47.96%	to	48.81%
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28%	to	-45.96%
2007	112	$10.46	to	$10.51	$1,172	(c)	0.75%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
Wanger Select
2009	212	$9.46	to	$13.50	$2,845	-	0.70%	to	1.50%	63.80%	to	65.10%
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84%	to	-49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73%	to	8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23%	to	18.80%
2005	44	$12.45	to	$12.55	$554	-	0.75%	to	1.25%	9.61%
Wanger USA
2009	36	$9.45	to	$12.13	$432	-	0.70%	to	1.50%	40.12%	to	41.26%
2008	27	$6.69	to	$8.60	$231	-	0.70%	to	1.50%	-40.59%	to	-40.11%
2007	30	$13.97	to	$14.36	$436	-	0.75%	to	1.50%	3.79%	to	4.59%
2006	42	$13.46	to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53%	to	7.10%
2005	43	$12.72	to	$12.82	$552	-	0.75%	to	1.25%	10.42%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2009, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying Fund In which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements

Page
Report of Independent Registered Public Accounting Firm	C-2
Consolidated Financial Statements:
Consolidated Statements of Operations for the years ended
December 31, 2009, 2008, and 2007	C-3
Consolidated Balance Sheets as of
December 31, 2009 and 2008	C-4
Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2009, 2008, and 2007	C-6
Consolidated Statements of Cash Flows for the years ended
December 31, 2009, 2008, and 2007	C-7
Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and
Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S.
generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia March 31, 2010, except for Note 2, as to which the date is April 5, 2010

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations (In millions)

	Year Ended December 31,
	2009	2008	2007
Revenue:
Net investment income	$ 1,253.7	$ 1,083.7	$ 1,054.7
Fee income	533.8	612.9	769.9
Premiums	35.0	46.9	46.8
Broker-dealer commission revenue	275.3	622.5	568.4
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(442.0)	(1,052.5)	(76.0)
Portion of other-than-temporary impairment
losses recognized in Other comprehensive
income (loss)	47.5	-	-
Net other-than-temporary impairments
recognized in earnings	(394.5)	(1,052.5)	(76.0)
Other net realized capital gains	162.4	399.4	48.4
Total net realized capital losses	(232.1)	(653.1)	(27.6)
Other income	16.4	21.3	20.3
Total revenue	1,882.1	1,734.2	2,432.5
Benefits and expenses:
Interest credited and other benefits
to contractowners	522.6	1,432.4	802.8
Operating expenses	597.6	687.5	652.2
Broker-dealer commission expense	275.3	622.5	568.4
Net amortization of deferred policy acquisition
cost and value of business acquired	79.6	128.9	129.2
Interest expense	3.5	1.4	5.5
Total benefits and expenses	1,478.6	2,872.7	2,158.1
Income (loss) before income taxes	403.5	(1,138.5)	274.4
Income tax expense (benefit)	49.6	(108.3)	56.0
Net income (loss)	$ 353.9	$ (1,030.2)	$ 218.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2009	2008

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,038.2 at 2009 and $14,544.3at 2008)	$ 15,185.5	$ 13,157.7
Equity securities, available-for-sale, at fair value
(cost of $175.1 at 2009 and $247.7 at 2008)	187.9	240.3
Short-term investments	535.5	41.9
Mortgage loans on real estate	1,874.5	2,107.8
Policy loans	254.7	267.8
Loan-Dutch State obligation	674.1	-
Limited partnerships/corporations	426.2	513.9
Derivatives	129.0	235.2
Securities pledged (amortized cost of $483.7 at 2009 and $1,248.8 at 2008)	469.8	1,319.9
Total investments	19,737.2	17,884.5
Cash and cash equivalents	243.3	203.5
Short-term investments under securities loan agreement,
including collateral delivered	351.0	483.9
Accrued investment income	217.2	205.8
Receivables for securities sold	3.1	5.5
Reinsurance recoverable	2,426.3	2,505.6
Deferred policy acquisition costs	901.8	865.5
Value of business acquired	991.5	1,832.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	287.2	-
Due from affiliates	49.1	13.8
Current income tax recoverable	23.9	38.6
Property and equipment	90.8	114.7
Other assets	100.8	233.3
Assets held in separate accounts	41,369.8	35,927.7
Total assets	$ 66,968.0	$ 60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2009	2008

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 21,115.0	$ 20,782.1
Payables for securities purchased	18.4	1.6
Payables under securities loan agreement, including collateral held	351.0	488.3
Notes payable	4.9	17.9
Borrowed money	0.1	615.3
Due to affiliates	159.9	116.7
Deferred income taxes	351.2	101.1
Other liabilities	693.6	874.7
Liabilities related to separate accounts	41,369.8	35,927.7
Total liabilities	64,063.9	58,925.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,528.2	4,161.3
Accumulated other comprehensive loss	(15.0)	(482.1)
Retained earnings (deficit)	(1,611.9)	(2,117.5)
Total shareholder's equity	2,904.1	1,564.5
Total liabilities and shareholder's equity	$ 66,968.0	$ 60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2007	$ 2.8	$ 4,299.5	$ (14.0)	$ (1,305.7)	$ 2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting
principle, net of DAC and tax	-	-	(151.7)	151.7	-
Comprehensive loss:
Net income	-	-	-	353.9	353.9
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($879.0 pretax), including
change in tax valuation allowance of $(54.1)	-	-	656.2	-	656.2
Portion of other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($(47.5) pretax), including
increase in tax valuation allowance of $16.1	-	-	(47.5)	-	(47.5)
Change in other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($0.8 pretax), including
decrease in tax valuation allowance of $(0.3)	-	-	0.8	-	0.8
Pension liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive loss					972.7
Capital contribution	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$ 2.8	$ 4,528.2	$ (15.0)	$ (1,611.9)	$ 2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows (In millions)

		Year Ended December 31,
	2009	2008	2007
Cash Flows from Operating Activities:
Net income (loss)	$ 353.9	$ (1,030.2)	$ 218.4
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(152.8)	(205.1)	(193.4)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	83.3	128.3	133.9
Net accretion/decretion of discount/premium	45.4	87.1	72.7
Future policy benefits, claims reserves, and
interest credited	398.2	1,296.8	579.6
Provision for deferred income taxes	36.7	25.3	30.4
Net realized capital gains	232.1	653.1	27.6
Depreciation	10.4	56.7	18.2
Change in:
Accrued investment income	(11.4)	(37.5)	12.1
Reinsurance recoverable	79.3	88.8	121.0
Other receivable and assets accruals	130.9	(115.3)	(37.0)
Due to/from affiliates	7.9	(17.2)	46.4
Other payables and accruals	46.0	(120.3)	17.8
Other, net	(110.6)	(44.0)	(16.4)
Net cash provided by operating activities	1,149.3	766.5	1,031.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	5,864.2	9,039.7	10,235.6
Equity securities, available-for-sale	99.4	135.0	113.8
Mortgage loans on real estate	308.7	146.5	205.4
Limited partnerships/corporations	116.2	510.1	32.6
Derivatives	25.3	175.0	44.4
Acquisition of:
Fixed maturities, available-for-sale	(6,215.4)	(11,593.4)	(8,425.5)
Equity securities, available-for-sale	(25.2)	(54.8)	(243.9)
Mortgage loans on real estate	(87.2)	(168.0)	(415.1)
Limited partnerships/corporations	(49.3)	(428.6)	(312.1)
Derivatives	(196.1)	(122.4)	(12.2)
Policy loans, net	13.1	5.6	(4.5)
Short-term investments, net	(492.7)	126.7	(163.3)
Loan-Dutch State obligation, net	124.8	-	-
Sales (purchases) of fixed assets, net	13.5	(24.0)	(90.5)
Collateral (delivered) held, net	(4.4)	23.2	(18.8)
Net cash (used in) provided by investing activities	(505.1)	(2,229.4)	945.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

		Year Ended December 31,
	2009	2008	2007
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,069.6	3,836.4	1,600.0
Maturities and withdrawals from investment contracts	(2,123.6)	(2,312.2)	(3,451.2)
Short-term (repayments) loans to (from) affiliates	(300.2)	13.0	45.0
Short-term repayments of repurchase agreements, net	(615.2)	(123.1)	(94.8)
Notes payable	-	-	9.9
Dividends to Parent	-	-	(145.0)
Contribution of capital	365.0	-	-
Net cash (used in) provided by financing activities	(604.4)	1,414.1	(2,036.1)
Net increase (decrease) in cash and cash equivalents	39.8	(48.8)	(58.9)
Cash and cash equivalents, beginning of year	203.5	252.3	311.2
Cash and cash equivalents, end of year	$ 243.3	$ 203.5	$ 252.3
Supplemental cash flow information:
Income taxes paid (received), net	$ 13.7	$ (44.1)	$ 45.1
Interest paid	$ 4.8	$ 23.6	$ 44.6
Non-cash transfer: Loan-Dutch State obligation	$ 798.9	$ -	$ -

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC
(“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut
Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New
York Stock Exchange under the symbol “ING.”

On May 11, 2006, ILIAC organized Northfield Windsor LLC (“NWL”) as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange
Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007,
the principal executive office of ILIAC was changed to One Orange Way,
Windsor, Connecticut. On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on
ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

As part of a restructuring plan approved by the European Commission (“EC”),
ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations)
and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees
(i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the Financial Accounting Standards Board (“FASB”) issued
Accounting Standards Update (“ASU”) 2009-12, “Fair Value Measurements and
Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net
Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-
12 requires disclosures about the attributes of such investments.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The provisions of ASU 2009-12 were adopted by the Company on December 31,
2009. The Company determined, however, that there was no effect on the
Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the
Company under US GAAP. The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued ASU 2009-05, “Fair Value Measurements and
Disclosures (ASC Topic 820): Measuring Liabilities at Fair Value” (“ASU 2009-
05”), which clarifies that in circumstances where a quoted price in an active market for an identical liability is not available, one of the following techniques should be used to measure a liability’s fair value:

§ The quoted price of the identical liability when traded as an asset; or
§ Quoted prices for similar liabilities or similar liabilities traded as assets; or
§ Another valuation technique consistent with the principles of ASC Topic
820, such as the income approach or a market approach.

ASU 2009-05 also clarifies that restrictions preventing the transfer of a liability should not be considered as an adjustment in the measurement of its fair value.

The provisions of ASU 2009-05 were adopted by the Company on December 31,
2009. The Company determined, however, that there was no effect on the
Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the
Company under US GAAP.

FASB Accounting Standards Codification

In June 2009, the FASB issued ASU 2009-01, “Topic 105 - Generally Accepted
Accounting Principles: amendments based on Statement of Financial Accounting
Standards No. 168, “The FASB Accounting Standards CodificationTM and the
Hierarchy of Generally Accepted Accounting Principles (“ASU 2009-01”), which confirms that as of July 1, 2009, the “FASB Accounting Standards
CodificationTM” (“the Codification” or “ASC”) is the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the
Codification is considered nonauthoritative.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company adopted the Codification as of July 1, 2009. There was no effect on the Company’s financial condition, results of operations, or cash flows. The
Company has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in
ASC Topic 855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and
Disclosure Requirements”, which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S.
auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in this Organization and Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or
Liability Have Significantly Decreased and Identifying Transactions That Are Not
Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820,
“Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic
820:

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§ Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§ Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§ Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Company on April 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the
Company under US GAAP.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-
Debt and Equity Securities,” which requires:

§ Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;
§ Total other-than-temporary impairments (“OTTI”) to be presented in the statement of earnings with an offset recognized in other comprehensive income (loss) for the noncredit related impairments;
§ A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-
temporary impairment from retained earnings to accumulated other comprehensive income (loss); and
§ Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of deferred policy acquisition costs (“DAC”) and income taxes of
$(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$ 47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$ 238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the
Investments footnote to these consolidated financial statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial
Instruments,” which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1, 2009 and are presented in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and
Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§ How and why derivative instruments are used;
§ How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
§ How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under ASC Topic 815, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued new guidance on business combinations, included in ASC Topic 805, “Business Combinations.” ASC Topic 805 requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the guidance requires:

§ Acquisition-related costs to be recognized separately and generally expensed;
§ Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
§ Contractual contingencies acquired to be recorded at acquisition-date fair values;
§ A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
§ The nature and financial effects of the business combination to be disclosed.

These provisions, as included in ASC Topic 805, also amend or eliminate various other authoritative literature.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

In addition, in April 2009, the FASB issued new guidance on accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies, which rescinds requirements to recognize contingent assets and liabilities acquired in a business combination at fair value on the acquisition date, and reinstates certain previous guidance to value many of those contingencies under ASC Topic 450, “Contingencies.”
These provisions, as included in ASC Topic 805, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of
December 31, 2009, as there have been no acquisitions for the year ended
December 31, 2009.

Equity Method Investment Accounting

In November 2008, a consensus was reached on new guidance on equity method investment accounting considerations, included in ASC Topic 323, “Investments-
Equity Method and Joint Ventures,” which requires, among other provisions, that:

§ Equity method investments be initially measured at cost;
§ Contingent consideration only be included in the initial measurement;
§ An investor recognize its share of any impairment charge recorded by the equity investee; and
§ An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment.

These provisions, as included in ASC Topic 323, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of
December 31, 2009, as there have been no acquisitions or changes in ownership for the year ended December 31, 2009.

New Accounting Pronouncements

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and
Disclosure (ASC Topic 820): Improving Disclosures about Fair Value
Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after
December 15, 2010, and for interim periods within those fiscal years. The
Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-06.

Accounting and Reporting Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic
810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a
Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

§ A subsidiary or group of assets that is a business or nonprofit activity;
§ A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and
§ An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 are effective as of the beginning of the first interim or annual reporting period after December 15, 2009, and are required to be applied retrospectively to January 1, 2009. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-02.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Improvements to Financial Reporting by Enterprises Involved in Variable Interest
Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic
810): Improvements to Financial Reporting by Enterprises Involved in Variable
Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

§ Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the
VIE; and
§ Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation
(ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10),
which primarily defers ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-
17 and ASU 2010-10.

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers & Servicing (ASC
Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”),
which eliminates the QSPE concept and requires a transferor of financial assets to:

§ Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;
§ Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders controls, unless the transfer meets the conditions for a participating interest; and

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§ Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-16.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Subsequent Events

The Company has evaluated subsequent events for recognition and disclosure through the date the consolidated financial statements, as of December 31, 2009 and for the three years ended December 31, 2009, 2008, and 2007, were issued.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, value of business acquired
(“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses)
on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the
OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of
Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-
rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses)
and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated
Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains
(losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments, and related income taxes. During 2008 and 2009, due to the economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in
Interest credited and other benefits to contractowners in the Consolidated
Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of
“exit price” and the fair value hierarchy as prescribed in ASC Topic 820.
Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities
(“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the
Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A
RMBS was inactive and classified these securities as Level 3 assets. The
Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

determining that the market was inactive. While the market for subprime and Alt-
A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for
RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service.
When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of
CMO-B securities, go through the review process described above, including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor.
The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents
“exit price” for the instrument.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets.
Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Short-term investments: The fair values for certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1.
Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter
Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the
Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as
Level 2. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and
Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.
These derivatives are classified as Level 3 assets. Explicit risk margins in the

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP.
Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of
December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following investments are reported at values other than fair value on the
Consolidated Balance Sheets, and are therefore not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands
(the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the
Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses).
In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements.
The Company enters into dollar roll transactions by selling existing mortgage-
backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required
Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At
December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in
Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The
Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the
Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December
31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance
Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated
Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated
Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

Current US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with current US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts, as follows:

§ For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.
§ As of January 1, 2007, internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and
VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the
Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-
accounts among bond funds and equity funds, as well as equity sector weightings.
Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued
reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.
Expenditures for replacements and major improvements are capitalized;
maintenance and repair expenditures are expensed as incurred.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

At December 31, 2009 and 2008, total accumulated depreciation and amortization was $92.0 and $103.0, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The
Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0.0% to 7.8% for the years 2009, 2008, and 2007. Certain reserves also may include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2009 and 2008, given the economic environment, which resulted in significant net realized and unrealized losses, the Company did not include the net unrealized and unamortized realized losses associated with experienced-rated contracts in Future policy benefits and claims reserves. The net unrealized losses on investments supporting experience-rated contracts are reflected in Accumulated other comprehensive (loss) income, and the amortization of realized losses has been recorded in Interest credited and other benefits to contractowners. Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2009,
2008, and 2007, reserve interest rates ranged from 5.3% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative
(depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”).
The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on
October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated
Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of
Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners.
The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates)
under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

§ such separate accounts are legally recognized;
§ assets supporting the contract liabilities are legally insulated from the
Company’s general account liabilities;
§ investments are directed by the contractholder;
§ and, all investment performance, net of contract fees and assessments, is passed through to the contractholder.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments.
Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of
Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the above criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2009 and 2008, unrealized capital losses of $8.8 and
$53.2, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the
Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the
Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National
Corporation (“Lincoln”). The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction. Of the
Reinsurance recoverable on the Consolidated Balance Sheets, $2.4 billion and
$2.5 billion at December 31, 2009 and 2008, respectively, is related to the reinsurance recoverable from a subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$ 1,897.2	$ 3.0	$ 38.3	$ -	$ 1,861.9
U.S. government agencies and
authorities	632.5	41.1	-	-	673.6
State, municipalities, and political
subdivisions	112.5	2.5	7.8	-	107.2

U.S. corporate securities:
Public utilities	1,138.7	40.8	14.3	-	1,165.2
Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

Foreign securities(1):
Government	343.0	29.2	8.7	-	363.5
Other	2,922.5	129.0	56.6	0.1	2,994.8
Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

Residential mortgage-backed securities	1,916.6	268.3	111.9	16.8	2,056.2
Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

Total fixed maturities, including
securities pledged	15,521.9	801.5	621.4	46.7	15,655.3
Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities	15,038.2	797.2	603.2	46.7	15,185.5
Equity securities	175.1	13.4	0.6	-	187.9
Total investments, available-for-sale	$ 15,213.3	$ 810.6	$ 603.8	$ 46.7	$ 15,373.4
(1) Primarily U.S. dollar denominated.
(2) Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit impairments").

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$ 1,391.4	$ 84.5	$ 0.9	$ 1,475.0
U.S. government agencies and authorities	783.2	77.2	-	860.4
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	926.8	4.3	101.2	829.9
Other corporate securities	3,925.4	85.7	408.8	3,602.3
Total U.S. corporate securities	4,852.2	90.0	510.0	4,432.2

Foreign securities(1):
Government	409.8	4.3	63.3	350.8
Other	2,455.4	35.0	317.8	2,172.6
Total foreign securities	2,865.2	39.3	381.1	2,523.4

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,601.0	0.1	370.2	1,230.9
Other asset-backed securities	814.6	1.0	214.9	600.7

Total fixed maturities, including
fixed maturities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: fixed maturities pledged	1,248.8	78.9	7.8	1,319.9
Total fixed maturities	14,544.3	367.1	1,753.7	13,157.7
Equity securities	247.7	1.0	8.4	240.3
Total investments available-for-sale	$ 14,792.0	$ 368.1	$ 1,762.1	$ 13,398.0
(1) Primarily U.S. dollar denominated.

At December 31, 2009, net unrealized gains were $146.2 and at December 31,
2008, net unrealized losses were $1,322.9 on total fixed maturities, including securities pledged to creditors, and equity securities. During 2009 and 2008, as a result of the economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, excluding securities pledged, as of December 31, 2009, are shown below by contractual maturity.
Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 250.5	$ 253.1
After one year through five years	3,942.6	4,134.7
After five years through ten years	4,025.5	4,173.0
After ten years	3,194.3	3,175.5
Mortgage-backed securities	3,451.6	3,387.3
Other asset-backed securities	657.4	531.7
Less: securities pledged	483.7	469.8
Fixed maturities, excluding securities pledged	$ 15,038.2	$ 15,185.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10.0% of the Company’s
Shareholder’s equity at December 31, 2009 or 2008.

At December 31, 2009 and 2008, fixed maturities with fair values of $12.9 and
$14.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations
(“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2009 and 2008, approximately 29.4% and 15.7%, respectively, of the Company’s CMO holdings were invested in those types of
CMOs which are subject to more prepayment and extension risk than traditional
CMOs, such as interest-only or principal-only strips.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Certain CMOs, primarily interest-only and principal-only strips are accounted for as hybrid instruments and valued at fair value as allowed under a provision of current US GAAP. The fair value of these instruments at December 31, 2009 and
2008 was $233.5 and $134.0, respectively, and is included in Fixed maturities, available for sale, on the Consolidated Balance Sheets. The impact to Other net realized capital gains (losses) on the Consolidated Statements of Operations related to these hybrid instruments was $57.0 and $6.0 for the years ended
December 31, 2009 and 2008, respectively.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of
ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by
ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the
“Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a
result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up
Facility, other fees were paid both by the Company and the Dutch State. Each
ING company participating in the ING-Dutch State Transaction, including the
Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State
Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING
Support Holding”) and ING pursuant to which the Company conveyed to ING
Support Holding an 80% participation interest in its Designated Securities
Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support
Holding and the Dutch State (the “Company Back-Up Facility”). Under the
Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made with respect to the 80% participation interest in the Company’s
Designated Securities Portfolio. The Dutch State payment obligation to the
Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the
Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the
Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the
Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter,
Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash
Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the
Dutch State. The Step 1 Cash Transfer closed on March 31, 2009, and the
Company recognized a gain of $0.3 contemporaneous with the closing of the
ING-Dutch State Transaction, which was reported in Net realized capital gains
(losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission
(“EC”) in connection with its review of the Dutch state aid to ING (the
“Restructuring Plan”), ING has agreed to make additional payments to the Dutch
State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on
March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of
$119.0 and $141.0 in ING proprietary funds as of December 31, 2009 and 2008, respectively.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements.
The Company enters into dollar roll transactions by selling existing mortgage-
backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required
Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At
December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in
Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The
Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the
Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December
31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance
Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the
Company is not the primary beneficiary for any of the investments in VIEs.
Rather, the VIEs are accounted for using the cost or equity method of accounting.
In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated
Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below
Investment Grade (“BIG”) securities by duration were as follows as of December
31, 2009 and 2008.

		2009				2008
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$ 105.5	15.7% $	18.5	2.8%	$ 169.3	9.6% $	40.2	2.3%
More than six months and
twelve months or less
below amortized cost	44.0	6.6%	37.9	5.7%	511.9	29.1%	58.3	3.3%
More than twelve months
below amortized cost	300.8	45.0%	161.4	24.2%	921.5	52.3%	60.3	3.4%
Total unrealized capital loss $	450.3	67.3% $	217.8	32.7%	$ 1,602.7	91.0% $	158.8	9.0%

The following table summarizes the unrealized capital losses (including non-
credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2009 and 2008.

More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2009	Cost	Cost	Cost	Losses
Interest rate or spread widening	$ 75.9	$ 35.2	$ 78.5	$ 189.6
Mortgage and other asset-backed
securities	48.1	46.7	383.7	478.5
Total unrealized capital losses	$ 124.0	$ 81.9	$ 462.2	$ 668.1
Fair value	$ 2,901.8	$ 212.6	$ 2,127.2	$ 5,241.6

2008
Interest rate or spread widening	$ 144.2	$ 381.7	$ 383.5	$ 909.4
Mortgage and other asset-backed
securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$ 209.5	$ 570.2	$ 981.8	$ 1,761.5
Fair value	$ 2,999.6	$ 3,446.7	$ 2,964.2	$ 9,410.5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2009 and 2008.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost			Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2009
U.S. Treasuries	$ 1,002.1	$ 38.3	$ -	$ -	$ -	$ -	$ 1,002.1	$ 38.3
U.S. corporate,
state, and
municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential
mortgage-backed	141.1	45.4	47.7	4.2	425.3	79.1	614.1	128.7
Commercial
mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.2	1.6	11.6	6.7	261.8	127.2	300.6	135.5
Total	$ 2,901.8	$ 124.0	$ 212.6	$ 81.9	$ 2,127.2	$ 462.2	$ 5,241.6	$ 668.1

2008
U.S. Treasuries	$ 482.8	$ 0.9	$ -	$ -	$ -	$ -	$ 482.8	$ 0.9
U.S. corporate,
state, and
municipalities	1,104.3	89.0	1,487.4	235.9	613.4	202.8	3,205.1	527.7
Foreign	576.0	54.6	906.2	145.8	563.3	180.7	2,045.5	381.1
Residential
mortgage-backed	621.9	48.6	610.9	94.0	646.6	124.1	1,879.4	266.7
Commercial
mortgage-backed	84.3	2.6	285.4	69.5	821.5	298.1	1,191.2	370.2
Other asset-backed	88.1	13.7	156.8	25.1	319.4	176.1	564.3	214.9
Total	$ 2,957.4	$ 209.4	$ 3,446.7	$ 570.3	$ 2,964.2	$ 981.8	$ 9,368.3	$ 1,761.5

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 82.2% of the average book value as of December 31, 2009. In addition, this category includes 427 securities, which have an average quality rating of A+.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
Six months or less
below amortized cost	$ 3,652.0	$ 185.0	$ 168.0	$ 60.7	377	98
More than six months and
twelve months or less
below amortized cost	734.6	247.0	40.2	124.3	120	48
More than twelve months
below amortized cost	431.1	660.1	28.2	246.7	90	129
Total	$ 4,817.7	$ 1,092.1	$ 236.4	$ 431.7	587	275

2008
Six months or less
below amortized cost	$ 5,085.8	$ 2,956.4	$ 408.8	$ 992.5	778	555
More than six months and
twelve months or less
below amortized cost	1,858.2	276.7	132.2	128.5	328	69
More than twelve months
below amortized cost	921.6	31.3	81.6	17.9	183	15
Total	$ 7,865.6	$ 3,264.4	$ 622.6	$ 1,138.9	1,289	639

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for
December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
U.S. Treasuries	$ 1,040.5	$ -	$ 38.3	$ -	9	-
U.S. corporate, state and
municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	522.0	220.8	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$ 4,817.6	$ 1,092.1	$ 236.4	$ 431.7	587	275

2008
U.S. Treasuries	$ 483.7	$ -	$ 0.9	$ -	4	-
U.S. corporate, state and
municipalities	2,744.0	988.8	211.7	316.1	579	232
Foreign	1,728.2	698.3	144.1	237.0	285	154
Residential mortgage-backed	1,733.1	413.4	131.1	135.6	252	77
Commercial mortgage-backed	812.8	748.5	102.6	267.6	93	72
Other asset-backed	363.8	415.3	32.2	182.6	76	104
Total	$ 7,865.6	$ 3,264.3	$ 622.6	$ 1,138.9	1,289	639

During the year ended December 31, 2009, unrealized capital losses on fixed maturities decreased by $1.1 billion primarily due to the transfer of 80% interest in the Alt-A RMBS securities owned by the Company as a result of the Alt-A transaction with the Dutch State during the first quarter of 2009. In addition, improved economic conditions and tightening of credit spreads in 2009 served to increase the value of fixed maturities. These improvements were partially offset by the impact of the implementation of new US GAAP guidance on impairments in the second quarter of 2009, when certain noncredit impairments were reclassified into Other comprehensive income (loss), which previously were reported in Net realized capital gains (losses).

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

At both December 31, 2009 and 2008, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0. The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% and $206.3 or 11.7% of the total unrealized capital losses, as of December 31, 2009 and 2008, respectively.

The fair value of the Company’s fixed maturities, including securities pledged, increased $1.2 billion before tax and DAC, from December 31, 2008 through
December 31, 2009 primarily due to improved economic conditions and tightening of credit spreads in 2009.

All securities with fair values less than amortized cost are included in the
Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. Management determined that no additional recognition of the unrealized loss as an other-than-temporary impairment was necessary.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses)
on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the
OTTI is bifurcated into the amount representing the present value of the decrease

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of
Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

The following table identifies the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Other comprehensive income (loss) by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ 156.0	15	$ -	-	$ -	-
U.S. corporate	47.8	57	283.2	233	36.3	113
Foreign(1)	50.6	42	108.9	94	19.1	54
Residential mortgage-backed	31.6	69	349.3	194	7.1	30
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	43.4	32	24.8	35	10.5	21
Equity securities	19.5	9	55.1	17	-	-
Limited partnerships	17.6	17	6.6	6	3.0	1
Mortgage loans on real estate	10.3	4	3.8	1	-	-
Total	$ 394.5	256	$ 1,052.5	609	$ 76.0	219

(1) Primarily U.S. dollar denominated.

The above schedule includes $112.2, $235.8, and $16.4, in other-than-temporary write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, related to credit impairments, which are recognized in earnings. The remaining $282.3, $816.7, and $59.6 in write-downs for the years ended
December 31, 2009, 2008, and 2007, respectively, are related to intent impairments.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The following table summarizes these intent impairments, which are also recognized in earnings by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ 156.0	15	$ -	-	$ -	-
U.S. corporate	35.9	42	204.5	180	31.6	102
Foreign(1)	48.7	41	81.3	78	19.1	54
Residential mortgage-backed	2.4	1	291.8	128	2.6	2
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	21.6	10	18.3	14	6.3	16
Total	$ 282.3	120	$ 816.7	429	$ 59.6	174

(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following table identifies the noncredit impairments recognized in Other comprehensive income (loss) by type for the year ended December 31, 2009.

	2009
		No. of
	Impairment	Securities
U.S. corporate	$ 0.6	2
Foreign(1)	0.1	3
Residential mortgage-backed	16.8	29
Other asset-backed	29.2	17
Total	$ 46.7	51
(1) Primarily U.S. dollar denominated.

The fair value of the fixed maturities with other-than-temporary impairments at December 31, 2009, 2008, and 2007 was $2,964.4, $2,136.5, and $1,210.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in Other comprehensive income (loss), and the corresponding changes in such amounts.

2009
Balance at April 1, 2009(1)	$ 25.1
Additional credit impairments:
On securities not previously impaired	13.6
On securities previously impaired	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(1.5)
Balance at December 31, 2009	$ 46.0
(1) Represents credit losses remaining in Retained earnings related to the adoption of new guidance on
OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income Sources of Net investment income were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$ 1,125.7	$ 1,019.3	$ 895.5
Equity securities, available-for-sale	15.4	(13.2)	38.5
Mortgage loans on real estate	111.3	116.0	118.5
Real estate	6.6	9.0	-
Policy loans	13.7	14.2	14.1
Short-term investments and cash equivalents	2.4	5.8	2.2
Other	18.4	12.7	88.3
Gross investment income	1,293.5	1,163.8	1,157.1
Less: investment expenses	39.8	80.1	102.4
Net investment income	$ 1,253.7	$ 1,083.7	$ 1,054.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2009, 2008, and 2007.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	2009	2008	2007
Fixed maturities, available-for-sale, including
net OTTI of $(347.1), $(987.0), and $(73.0)
in 2009, 2008, and 2007, respectively	$ (35.5)	$ (990.8)	$ (50.3)
Equity securities, available-for-sale, including
net OTTI of $(19.5), $(55.1), and $0.0
in 2009, 2008, and 2007, respectively	(2.9)	(81.0)	6.4
Derivatives	(190.2)	(187.0)	(123.0)
Other investments, including net OTTI
of $(27.9), $(10.4), and $(3.0)
in 2009, 2008, and 2007, respectively	(14.8)	(18.7)	(2.6)
Less: allocation to experience-rated contracts,
including net OTTI of $(175.5), $(439.1), and
$(49.9) in 2009, 2008, and 2007, respectively	11.3	624.4	141.9
Net realized capital losses	$ (232.1)	$ (653.1)	$ (27.6)
After-tax net realized capital losses including
tax valuation allowance of $92.2 for 2009
and of $(328.0) for 2008	$ (58.7)	$ (752.5)	$ (17.9)

The decline in Net realized capital losses for the year ended December 31, 2009, was primarily due to a decline in impairments related to improved market conditions which began in the latter part of the first quarter of 2009, as well as the implementation of new US GAAP guidance on impairments in the second quarter of 2009, which resulted in the transfer of noncredit related impairments to Other comprehensive income (loss). Also contributing to the decline was a gain of
$206.2 recognized in the first quarter of 2009 on the transfer of an 80% interest in the Company’s Alt-A residential mortgage-backed securities to the Dutch State as well as gains on the sale of equity securities driven by improvements in equity market conditions.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance
Sheets. During 2008 and continuing in 2009, as a result of the economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2009 and 2008, the Company fully amortized $11.3 and $624.4, respectively, of net unamortized realized capital losses allocated to experience-
rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 at

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

December 31, 2007 and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, including those related to experience-related contracts, were as follows for the years ended December 31,
2009, 2008, and 2007.

	2009	2008	2007
Proceeds on sales	$ 4,674.6	$ 8,426.5	$ 5,738.8
Gross gains	228.5	120.0	66.4
Gross losses	87.4	234.4	101.2

3. Financial Instruments

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures”, defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance
Sheets are categorized as follows:

§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§ Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets;

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§ Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

			2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 1,861.8	$ 12,320.6	$ 1,472.9	$ 15,655.3
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives	-	129.0	-	129.0
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	34,936.7	6,433.1	-	41,369.8
Total	$ 38,074.6	$ 18,884.5	$ 1,512.7	$ 58,471.8

Liabilities:
Product guarantees	$ -	$ -	$ 6.0	$ 6.0
Derivatives	-	283.4	48.3	331.7
Total	$ -	$ 283.4	$ 54.3	$ 337.7

(1) Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.7%.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

		2008
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 1,481.7	$ 10,704.3	$ 2,291.6	$ 14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Derivatives	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	711.1	18.2	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$ 32,980.7	$ 16,337.8	$ 2,291.6	$ 51,610.1

Liabilities:
Product guarantees	$ -	$ -	$ 220.0	$ 220.0
Derivatives	-	470.5	73.6	544.1
Total	$ -	$ 470.5	$ 293.6	$ 764.1

(1) Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of
“exit price” and the fair value hierarchy as prescribed in ASC Topic 820.
Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities
(“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the
Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A
RMBS was inactive and classified these securities as Level 3 assets. The
Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. While the market for subprime and Alt-

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for
RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service.
When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of
CMO-B securities, go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor.
The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents
“exit price” for the instrument.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets.
Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’
fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.
Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in
Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as Level 1 or
Level 2 assets consistent with the policies described above for Fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter
Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the
Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as
Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and
Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.
These derivatives are classified as Level 3 assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP.
Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of
December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following disclosures are made in accordance with the requirements of ASC
825, “Financial Instruments”, which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.
In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value
(“NAV”) as provided by the investee.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows at market risk-free rates adjusted for credit spreads.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2009 and 2008.

		2009		2008
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 15,655.3	$ 15,655.3	$ 14,477.6	$ 14,477.6
Equity securities, available-for-sale	187.9	187.9	240.3	240.3
Mortgage loans on real estate	1,874.5	1,792.8	2,107.8	2,027.9
Loan-Dutch State obligation	674.1	645.5	-	-
Policy loans	254.7	254.7	267.8	267.8
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	1,129.8	1,129.8	729.3	729.3
Derivatives	129.0	129.0	235.2	235.2
Notes receivable from affiliates	175.0	169.6	175.0	175.0
Assets held in separate accounts	41,369.8	41,369.8	35,927.7	35,927.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,359.0	1,450.4	1,529.4	1,610.6
Without a fixed maturity	16,441.2	17,688.4	15,611.8	17,237.9
Product guarantees	6.0	6.0	220.0	220.0
Derivatives	331.7	331.7	544.1	544.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses).
In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the
Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The following tables summarize the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009 and 2008.

	Fixed maturities,	Equity
	available-for-sale,	securities,
	including	available-		Product
	securities pledged	for-sale	Derivatives	Guarantees
Balance at January 1, 2009	$ 2,291.6	$ -	$ (73.6)	$ (220.0)
Capital gains (losses):
Net realized capital (losses) gains	(41.2) (1)	(11.0)	5.9	(3) 219.4 (4)
Net unrealized capital gains(2)	137.7	5.3	-	-
Total net realized and unrealized
capital gains (losses)	96.5	(5.7)	5.9	219.4
Purchases, sales, issuances,
and settlements, net	(432.7)	1.0	11.6	(5.4)
Transfers in to Level 3	-	44.5	-	-
Transfers out of Level 3	(482.5)	-	7.8	-
Balance at December 31, 2009	$ 1,472.9	39.8	$ (48.3)	$ (6.0)

Balance at January 1, 2008	$ 1,737.6	$ -	$ -	$ (76.4)
Capital gains (losses):
Net realized capital losses	(72.6) (1)	-	(29.3) (3)	(139.6) (4)
Net unrealized capital gains(2)	71.8	-	-	-
Total net realized and unrealized
capital losses	(0.8)	-	(29.3)	(139.6)
Purchases, sales, issuances,
and settlements, net	(171.7)	-	21.5	(4.0)
Transfers in to Level 3	726.5	-	(65.8)	-
Balance at December 31, 2008	$ 2,291.6	$ -	$ (73.6)	$ (220.0)

(1) This amount is included in Net realized capital gains (losses) with $(79.8) and $5.4 for the years ended December 31, 2009 and 2008, respectively, related to the amortization of book value included in Net investment income on the Consolidated
Statements of Operations.
(2) The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3) This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations and contains unrealized gains (losses) on Level 3 derivatives held at December 31, 2009 and 2008. All gains and losses on these Level 3 assets are classified as realized gains (losses) for the purpose of this disclosure because it is impractical to track realized and unrealized gains (losses) on a contract-by-contract basis.
(4) This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of Operations.
All gains and losses on these Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Changes in Level 3 fair value balances are discussed below by investment type.

Fixed Maturities available-for-sale, including securities pledged: The amount of
Level 3 fixed maturities for the year ended December 31, 2009, declined mainly due to the transfer of 80% interest in the Company’s Alt-A residential mortgage-
backed securities to the Dutch State during the first quarter of 2009. The unrealized capital gains on Level 3 fixed maturities for the year ended December
31, 2009, represent the decrease in unrealized losses due to the decrease in the
Level 3 fixed maturities portfolio related to the Dutch State Transaction, as well as increases in the value of fixed maturities as the markets improved in the latter part of 2009. Transfers out of Level 3 for the year ended December 31, 2009, represent the movement of Alt-A mortgage-backed securities to Level 2, as the market became active again for these securities at the end of 2009. The increase in
Level 3 fixed maturities for the year ended December 31, 2008, was related to the
Company’s determination that subprime and Alt-A RMBS should be classified as
Level 3 due to decreased levels of corroborating market activity for these securities.

Equity securities, available-for-sale: Equity securities transferred into Level 3 in
2009 represent private equities or equity securities not traded on an exchange, which are valued by sources other than a pricing service such as analytics or brokers.

Derivatives: Fair value of Level 3 derivatives declined for the year ended
December 31, 2009, primarily due to the transfer from Level 3 to Level 1 of futures contracts, which are valued based on unadjusted prices from an active exchange. Level 3 derivatives for the year ended December 31, 2008 increased due to the transfer in of subprime and Alt-A RMBS due to significantly reduced market activity.

Product guarantees: For the year ended December 31, 2009, the value of the liability related to product guarantees decreased as an increase in interest rates and market values increased customer account balances and decreased the Company’s liability. As of December 31, 2009, the net realized gains attributable to credit risk were $5.0. For the year ended December 31, 2008, liabilities related to product guarantees increased as deterioration in the economic environment led to lower customer account balances and increased the Company’s liability.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

See the Organization & Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US
GAAP, as the Company has not historically sought hedge accounting treatment.
The Company enters into the following derivatives:

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities.
Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. A decrease in variable annuity account values would also result in lower fee income. A decrease in equity markets may also negatively impact the Company’s investment in equity securities. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices.
Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense. The underlying reserve liabilities are valued under ASC 820,
ASC 815 and ASC 944. The change in reserve liabilities is recorded in Interest credited and other benefits to contractowners in the Consolidated Statements of
Operations.

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the
Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products in an increasing interest rate environment.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates
(short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2009 and 2008.

		2009			2008
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Interest rate swaps(1)	5,909.4	$ 86.8	$ (228.8)	7,207.2	$ 207.6	$ (439.6)
Foreign exchange swaps(1)	199.5	-	(43.3)	199.5	3.1	(21.7)
Credit default swaps(1)	243.9	0.2	(53.6)	341.1	16.1	(75.0)
Forwards(1)	-	-	-	263.0	3.3	-
Swaptions(1)	90.7	0.5	-	2,521.5	5.1	-
Futures(1)	-	-	-	580.6	-	(7.8)
Interest rate caps(1)	3,750.0	41.5	(6.0)	-	-	-
Managed custody
guarantees(3)	N/A*	-	(6.0)	N/A*	-	(40.0)
Embedded derivatives:
Within securities(2)	N/A*	46.4	(0.1)	N/A*	123.7	-
Within retail annuity
products(3)	N/A*	-	-	N/A*	-	(180.0)
Total	10,193.5	$ 175.4	$ (337.8)	11,112.9	$ 358.9	$ (764.1)

* N/A - Not applicable.
(1) The fair values of these derivatives are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.
(2) The fair values of embedded derivatives within securities are reported in Fixed maturities, available-for-sale, on the
Consolidated Balance Sheets with the underlying instrument.
(3) The fair values of embedded derivatives within retail annuity products and managed custody guarantees are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2009 and 2008.

	2009	2008
Interest rate swaps(1)	$ (109.5) $	(198.4)
Foreign exchange swaps(1)	(23.3)	29.1
Credit default swaps(1)	(16.5)	(12.3)
Forwards(1)	13.1	27.2
Swaptions(1)	(4.9)	(6.2)
Futures(1)	(49.0)	(29.3)
Interest rate caps(1)	(0.1)	2.1
Managed custody guarantees(2)	34.0	(40.0)
Embedded derivatives:
Within securities(2)	(77.4)	82.0
Within retail annuity products(2)	185.4	(99.6)
Other	-	0.8
Total	$ (48.2) $	(244.6)
(1) Changes in value are included in Net realized capital losses on the Consolidated Statements of Operations.
(2) Changes in value are included in Interest credited and other benefits to contractowners on the Consolidated
Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties.
The Company has International Swaps and Derivatives Association, Inc.
(“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support
Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the
Company are the source of noncash collateral posted, which is reported in
Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2009, the fair value of credit default swaps of $0.2 and

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

$53.6 was included in Derivatives and Other liabilities, respectively, on the
Consolidated Balance Sheets. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31,
2009 and 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $84.4 and $161.0, respectively.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the
Company is not the primary beneficiary for any of the investments in VIEs.
Rather, the VIEs are accounted for using the cost or equity method of accounting.
In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated
Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2009,
2008, and 2007.

Balance at January 1, 2007	$ 622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of ASC Topic 944-30	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	865.5
Deferrals of commissions and expenses	108.2
Amortization:
Amortization	(39.3)
Interest accrued at 5% to 7%	58.0
Net amortization included in the Consolidated Statements of Operations	18.7
Change in unrealized capital gains (losses) on available-for-sale securities	(90.6)
Balance at December 31, 2009	$ 901.8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The estimated amount of DAC amortization expense, net of interest, is $17.8,
$44.6, $49.8, $48.6, and $44.4, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Activity within VOBA was as follows for the years ended December 31, 2009,
2008, and 2007.

Balance at January 1, 2007	$ 1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of ASC Topic 944-30	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	1,832.5
Deferrals of commissions and expenses	40.4
Amortization:
Amortization	(170.5)
Interest accrued at 4% to 7%	72.2
Net amortization included in the Consolidated Statements of Operations	(98.3)
Change in unrealized capital gains (losses) on available-for-sale securities	(783.1)
Balance at December 31, 2009	$ 991.5

The estimated amount of VOBA amortization expense, net of interest, is $36.1,
$64.0, $64.8, $59.2, and $53.0, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Analysis of DAC and VOBA

The decrease in Net amortization of DAC and VOBA for the year ended
December 31, 2009, was primarily due to reduced amortization rates driven by an increase in estimated future gross profits due to the improvement in equity markets in 2009. This decline was partially offset by the impact of higher current year gross profits, primarily due to lower expenses and lower realized losses, which resulted in an increase in amortization.

The increase in Net amortization of DAC and VOBA for the year ended
December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits.

5. Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, ILIAC paid $145.0 in dividends on its common stock to its Parent.
During 2009 and 2008, ILIAC did not pay any dividends to its Parent. On
February 19, 2010, ILIAC paid a $203.0 dividend on its common stock to its
Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of
ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING. During 2008 and 2007, ILIAC did not receive any cash capital contributions from its Parent.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the
United States. Statutory net income (loss) was $271.6, $(428.4), and $245.5, for the years ended December 31, 2009, 2008, and 2007, respectively. Statutory capital and surplus was $1,762.1 and $1,524.6 as of December 31, 2009 and 2008,
respectively. As specifically permitted by statutory accounting practices, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 –
Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”)
for its statutory basis of accounting. The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9. Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period.
The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period. The impact of the grade-in for the year ended December 31, 2009 was a $32.6 increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income
Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of
10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion of or all of the gross deferred tax assets will not be realized. The effects on the
Company’s 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to total assets and capital and surplus of $51.1. This adoption had no impact on total liabilities or net income.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

6. Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively. As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2009 and 2008, was $6.9 billion and $6.5 billion, respectively.

7. Income Taxes

ILIAC files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Income tax expense (benefit) consisted of the following for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Current tax expense (benefit):
Federal	$ 27.5	$ (121.8)	$ 28.6
State	(0.9)	(18.1)	(9.0)
Total current tax expense (benefit)	26.6	(139.9)	19.6
Deferred tax expense:
Federal	23.0	31.6	36.4
Total deferred tax expense	23.0	31.6	36.4
Total income tax expense (benefit)	$ 49.6	$ (108.3)	$ 56.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31,
2009, 2008, and 2007.

	2009	2008	2007
Income (loss) before income taxes and cumulative
effect of change in accounting principle	$ 403.5	$ (1,138.5)	$ 274.4
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	141.2	(398.5)	96.0
Tax effect of:
Dividend received deduction	(2.6)	(15.5)	(26.2)
IRS audit settlement	(0.1)	(10.1)	-
State audit settlement	(1.2)	(12.6)	(21.8)
State tax expense	0.1	1.3	-
Tax valuation allowance	(92.2)	333.0	-
Other	4.4	(5.9)	8.0
Income tax expense (benefit)	$ 49.6	$ (108.3)	$ 56.0

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Temporary Differences The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2009 and 2008, are presented below.

	2009	2008
Deferred tax assets:
Insurance reserves	$ 140.0	$ 217.2
Net unrealized capital loss	-	503.8
Investments	255.6	294.7
Postemployment benefits	67.1	67.4
Compensation	46.3	42.5
Other	16.6	3.9
Total gross assets before valuation allowance	525.6	1,129.5
Less: valuation allowance	(202.5)	(333.0)
Assets, net of valuation allowance	323.1	796.5
Deferred tax liabilities:
Net unrealized capital gain	(55.3)	-
Value of business acquired	(347.0)	(653.3)
Deferred policy acquisition costs	(272.0)	(244.3)
Total gross liabilities	(674.3)	(897.6)
Net deferred income tax liability	$ (351.2)	$ (101.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2009 and 2008, the Company had a
tax valuation allowance of $158.5 and $328.0, respectively, related to realized capital losses. The change from December 31, 2008 to December 31, 2009 consists of (a) $(92.2) related to realized capital losses which is included in Net income (loss) and (b) $(77.3) related to the adoption of new US GAAP guidance on impairments, as included in ASC Topic 320, which is reflected in
Accumulated other comprehensive loss. Additionally, at December 31, 2009, the
Company had a valuation allowance of $39.0 which is included in Accumulated other comprehensive loss. The Company had no valuation allowance at December
31, 2008. As of December 31, 2009, the tax valuation allowance on unrealized capital losses included $77.3, which was reclassified from beginning Retained earnings to Other comprehensive loss under ASC Topic 320. The Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC had a receivable from ING
AIH of $23.9 and $38.6 for federal income taxes as of December 31, 2009 and
2008, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2009 and 2008 are as follows:

	2009	2008
Balance at January 1	$ 22.1	$ 47.4
Additions for tax positions related to current year	0.9	2.4
Additions for tax positions related to prior years	3.5	2.2
Reductions for tax positions related to prior years	(13.3)	(20.7)
Reductions for settlements with taxing authorities	(0.4)	(9.2)
Balance at December 31	$ 12.8	$ 22.1

The Company had $24.8 and $23.1 of unrecognized tax benefits as of
December 31, 2009 and 2008, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense (benefit) on the
Balance Sheets and the Statements of Operations, respectively. The Company had accrued interest of $3.3 and $3.8 as of December 31, 2009 and 2008, respectively.
The decrease in accrued interest during the year ended December 31, 2009 primarily related to the settlement of the 2001 through 2006 New York state audit.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Tax Regulatory Matters

The Company is currently under audit by the Internal Revenue Service (“IRS”)
for tax years 2004 through 2009. It is anticipated that the IRS audit of tax years
2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS examinations, it is reasonably possible that the unrecognized tax benefits will increase by up to $4.1. The timing of the payment of the remaining allowance of $16.9 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program
(“CAP”) for tax year 2008 and 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue
Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the
Company receives.

· Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the
ING Americas Retirement Plan (the “Retirement Plan”), effective as of
December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the
Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America
filed a request for a determination letter on the qualified status of the Retirement
Plan, but has not yet received a favorable determination letter on the qualified status of the Retirement Plan. Additionally, effective January 1, 2009, the
Retirement Plan was amended to provide that anyone hired or rehired by the

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Company on or after January 1, 2009, would not be eligible to participate in the
Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit
Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the
Retirement Plan earns a benefit under a final average compensation formula.
Subsequent to December 31, 2001, ING North America is responsible for all
Retirement Plan liabilities. The costs allocated to the Company for its employees’
participation in the Retirement Plan were $22.3, $14.0, and $17.2, for 2009, 2008, and 2007, respectively, and are included in Operating expenses in the
Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the
“Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career
Agents) are eligible to participate, including the Company’s employees other than
Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-
qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by
Lion. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated
May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The
Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the
Company for the Savings Plan were $8.9, $10.3, and $10.1, for the years ended
December 31, 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North
America, offered certain eligible employees (other than Career Agents) a
Supplemental Executive Retirement Plan and an Excess Plan (collectively, the
“SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under
ING North America Serp. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension
Plan for Certain Producers of ING Life Insurance and Annuity Company
(formerly the Pension Plan for Certain Producers of Aetna Life Insurance and
Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009 and 2008.

	2009	2008
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$ 94.9	$ 85.6
Interest cost	5.3	5.2
Benefits paid	(13.4)	(11.6)
Post service cost-unrecognized	-	0.2
Actuarial gain on obligation	3.4	15.5
Projected benefit obligation, December 31	$ 90.2	$ 94.9

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ -	$ -

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2009	2008
Accrued benefit cost	$ (90.2)	$ (94.9)
Accumulated other comprehensive income	21.1	20.0
Net amount recognized	$ (69.1)	$ (74.9)

At December 31, 2009 and 2008, the projected benefit obligation was $90.2 and
$94.9, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31,
2009 and 2008 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2009	2008
Discount rate at end of period	6.00%	6.00%
Rate of compensation increase	1.50%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension
Discount Curve Liability Index), including a discounted cash flow analysis of the
Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement
Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2009, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by current US GAAP guidance for employers’ accounting for pensions, the 6.0% discount rate will also be used to determine the Company’s 2010 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2009	2008	2007
Discount rate	6.00%	6.50%	5.90%
Rate of increase in compensation levels	1.50%	4.00%	4.20%

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The weighted average assumptions used in calculating the net pension cost for
2009 were, as indicated above, a 6.0% discount rate and a 1.5% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009, 2008, and 2007, were as follows:

	2009	2008	2007
Interest cost	$ 5.3	$ 5.2	$ 5.4
Net actuarial loss recognized in the year	2.1	-	0.7
Unrecognized past service cost recognized in the year	0.1	-	-
The effect of any curtailment or settlement	0.1	0.5	0.4
Net periodic benefit cost	$ 7.6	$ 5.7	$ 6.5

Cash Flows

In 2010, the employer is expected to contribute $10.5 to the SERPs and Agents
Non-Qualified Plan. Future expected benefit payments related to the SERPs, and
Agents Non-Qualified Plan, for the years ended December 31, 2010 through
2014, and thereafter through 2019, are estimated to be $10.5, $9.3, $8.9, $7.8,
$6.8, and $26.5, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs
Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of
Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of
American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.
Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause.
An option gives the recipient the right to purchase an ING share in the form of
ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from
Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext
Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.
Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause
(as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $3.7, $4.1, and $4.5, for the years ended December 31,
2009, 2008, and 2007, respectively.

For leo, the Company recognized tax benefits of $0.1, $0.7, and $3.2, in 2009,
2008, and 2007, respectively.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

§ The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective
January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING
401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008, but has not yet received a favorable determination letter on the qualified status of the Plan.
§ The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
The Company matches such pre-tax contributions at specified amounts.
§ The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
§ Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the
Company subsidizes a portion of the monthly per-participant premium.
Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare.
The discontinued subsidy resulted in a release of a previously accrued immaterial liability for any active employees age 50 or older. The life

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

§ The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

§ The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2009, 2008, and 2007, were $11.6, $13.2, and $12.7, respectively.

8. Related Party Transactions Operating Agreements ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

§ Investment Advisory agreement with ING Investment Management LLC
(“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account.
ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2009, 2008, and
2007, expenses were incurred in the amounts of $35.9, $58.4, and $60.5, respectively.
§ Services agreement with ING North America for administrative, management, financial, and information technology services, dated January
1, 2001 and amended effective January 1, 2002. For the years ended
December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $140.2, $175.3, and $167.9, respectively.
§ Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and
December 31, 2007. For the years ended December 31, 2009, 2008, and
2007, net expenses related to the agreement were incurred in the amount of
$26.3, $19.6, and $21.7, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

§ Underwriting and distribution agreements with ING USA Annuity and Life
Insurance Company (“ING USA”) and ReliaStar Life Insurance Company
of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-
dealers as agents. For the years ended December 31, 2009, 2008, and 2007, commissions were collected in the amount of $275.3, $622.5, and $568.4.
Such commissions are, in turn, paid to broker-dealers.
§ Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust (“IIT”). On August 9, 2007, DSL and ING
USA entered into an amendment to the service agreement effective July 31,
2007 to modify the method for calculating the compensation owed to ING
USA under the service agreement. As a result of this amendment, DSL pays
ING USA the total net revenue DSL earns as investment advisor of IIT which is attributable to ING USA deposits into IIT. For the years ended
December 31, 2009, 2008, and 2007, expenses were incurred under these services agreements in the amount of $138.7, $156.2, and $124.4, respectively.
§ Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2009, 2008, and
2007, expenses were incurred in the amounts of $12.5, $14.9, and $13.1, respectively.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products
(collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company
Funds and separate accounts totaled $204.1, $245.1, and $312.7, (excludes fees paid to ING Investment Management Co.) in 2009, 2008, and 2007, respectively.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

DSL has been retained by IIT, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. For the years ended
December 31, 2009, 2008, and 2007, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $270.0, $323.8, and $343.8, respectively. At December 31, 2009 and 2008, DSL had $25.3 and
$18.6, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in
June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred an immaterial amount of interest expense for the year ended December 31, 2009 and $0.2, and $3.9, for the years ended
December 31, 2008 and 2007, respectively, and earned interest income of $1.0,
$4.8, and $1.7, for the years ended December 31, 2009, 2008, and 2007, respectively. Interest expense and income are included in Interest expense and
Net investment income, respectively, on the Consolidated Statements of
Operations. As of December 31, 2009, the Company had a $287.2 receivable from ING AIH and as of December 31, 2008, the Company had $13.0 due to ING
AIH under the reciprocal loan agreement.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities
Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of
6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2009, 2008, and 2007 was $10.0, $11.1 and $11.1, respectively.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America. The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

9. Financing Agreements Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the
Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing.
Under this agreement, ILIAC incurred no interest expense for the years ended
December 31, 2009 and 2008, and minimal interest expense for the year ended
December 31, 2007. At December 31, 2009 and 2008, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

As of June 1, 2007, the State of Connecticut, acting by the Department of
Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the
“DECD Loan”) in connection with the development of the Windsor Property.
The loan has a term of twenty years and bears an annual interest rate of 1.00%.
As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the
DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if
ILIAC and its affiliates meet certain employment thresholds at the Windsor
Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North
America.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the
DECD Loan to the Company in accordance with the terms of the DECD Loan.

At both December 31, 2009 and 2008, the amount of the loan outstanding was
$4.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

10. Reinsurance

At December 31, 2009, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2009, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of
Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments.
Reserves of $11.6 and $11.0 were maintained for this contract as of December 31,
2009 and 2008, respectively.

Reinsurance ceded in force for life mortality risks were $18.6 billion and $19.6 billion at December 31, 2009 and 2008, respectively. At December 31, 2009 and
2008, net receivables were comprised of the following:

	2009	2008
Claims recoverable from reinsurers	$ 2,427.4	$ 2,506.6
Payable for reinsurance premiums	(0.7)	(0.9)
Reinsured amounts due to reinsurer	(0.7)	(0.4)
Other	0.3	0.3
Total	$ 2,426.3	$ 2,505.6

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Deposits ceded under reinsurance	$ 162.4	$ 174.4	$ 188.5
Premiums ceded under reinsurance	0.3	0.3	0.4
Reinsurance recoveries	339.8	309.0	419.7

11. Commitments and Contingent Liabilities Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the
Company. However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the
Company no longer being party to any operating leases. For the years ended
December 31, 2009, 2008, and 2007, rent expense for leases was $5.1, $6.1, and
$17.7, respectively.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties. At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, of which
$253.7 was with related parties. During 2009 and 2008, $46.8 and $81.3, respectively, was funded to related parties under off-balance sheet commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA
Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31,
2009, the Company did not hold any cash collateral and as of December 31, 2008, the Company held $4.4, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance
Sheets. In addition, as of December 31, 2009 and 2008, the Company delivered collateral of $130.3 and $93.4, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the
Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries.
These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and
disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage;
compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and
document retention.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange
Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s
U.S.-based operations, including the Company.

12. Restructuring Charges 2008 CitiStreet Integration

During the third quarter of 2008, integration initiatives began related to the acquisition of CitiStreet LLC, now known as ING Institutional Plan Services,
LLC, by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs in 2008 and 2009.
In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating
Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the years ended December 31, 2009 and 2008.

	2009	2008
Restructuring reserve beginning balance	$ 8.3	$ -
Restructuring charges:
Employee severance and termination benefits(1)	5.1	11.2
Future rent on non-cancelable leases(2)	-	1.5
Total restructuring charges	5.1	12.7
Intercompany charges and payments(3)	(0.4)	(2.5)
Payments applied against reserve(4)	(10.5)	(1.9)
Restructuring reserve at December 31	$ 2.5	$ 8.3

(1) Amounts represent charges to the Company for all severed employees that support the Company, including those within affiliates.
(2) Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company based upon the department that used the space, and the cash settlement occurred in January 2009 for 2008 expenses.
(3) Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4) Amounts represent payments to employees of the Company.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S.
operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits occurred during the first quarter of 2009, which resulted in the recognition of an immaterial loss related to unrecognized prior service costs.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

13. Accumulated Other Comprehensive Income (Loss) Shareholder’s equity included the following components of Accumulated other comprehensive loss as of December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale, including
OTTI of $(46.7) and $(238.8) of cumulative effect
of change in accounting principle in 2009	$ 133.4	$ (1,315.5)	$ (64.5)
Equity securities, available-for-sale	12.8	(7.4)	6.3
DAC/VOBA adjustment on available-for-sale
securities including $134.0 of cumulative effect
of change in accounting principle in 2009	(88.8)	650.9	7.8
Sales inducements adjustment on
available-for-sale securities	0.2	2.4	0.2
Other investments	-	(0.3)	(0.7)
Less: allocation to experience-rated contracts	-	-	(16.4)
Unrealized capital gains (losses), before tax	57.6	(669.9)	(34.5)
Deferred income tax asset (liability) (includes $30.4
cumulative effect of change in accounting
principle in 2009)	(24.9)	205.8	12.1
Deferred tax asset valuation allowance (includes
$(77.3) cumulative effect of change in accounting
principle in 2009)	(39.0)	-	(6.4)
Net unrealized capital gains (losses)	(6.3)	(464.1)	(28.8)
Pension liability, net of tax	(8.7)	(18.0)	(5.0)
Accumulated other comprehensive loss	$ (15.0)	$ (482.1)	$ (33.8)

On April 1, 2009, the Company adopted new US GAAP guidance on impairments, included in ASC Topic 320. As prescribed by this accounting guidance, noncredit impairments, reflecting the portion of the impairment between the present value of future cash flows and fair value, were recognized in
Other comprehensive loss. As of December 31, 2009, net unrealized capital gains
(losses) on available-for-sale fixed maturities included $46.7 of noncredit impairments. In addition, a cumulative transfer of noncredit impairments of
$(151.7), after considering the effects of DAC of $134.0 and income taxes of
$(46.9), was made from beginning retained earnings to Accumulated other comprehensive loss as of April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

During 2009 and 2008, as a result of market conditions that resulted in large unrealized losses, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance
Sheets rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, and excluding those related to experience-
rated contracts as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income tax, were as follows for the years ended
December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$ 1,448.9	$ (1,251.0)	$ (19.9)
Equity securities, available-for-sale	20.2	(13.7)	(11.8)
DAC/VOBA adjustment on
available-for-sale securities	(739.7)	643.1	3.9
Sales inducements adjustment on
available-for-sale securities	(2.2)	2.2	0.1
Premium deficiency reserve adjustment	-	-	37.5
Other investments	0.3	0.4	(1.5)
Less: allocation to experience-rated contracts	-	16.4	36.0
Unrealized capital gains (losses), before tax	727.5	(635.4)	(27.7)
Deferred income tax (liability) asset	(230.7)	193.7	9.7
Net change in unrealized capital gains (losses)	$ 496.8	$ (441.7)	$ (18.0)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital holding gains (losses) arising
during the year (1)	$ 513.0	$ (1,192.0)	$ (66.9)
Less: reclassification adjustment for gains
(losses) and other items included in Net income (loss)(2)	16.2	(750.3)	(48.9)
Net change in unrealized capital gains (losses) on securities	$ 496.8	$ (441.7)	$ (18.0)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $751.2, $(1,714.8), and $(102.9), for the years ended December 31, 2009, 2008, and 2007, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $23.7,
$(1,079.4), and $(75.2), for the years ended December 31, 2009, 2008, and 2007, respectively.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold or impaired during the period.

The following table identifies the amount of noncredit impairments on fixed maturities recognized in Other comprehensive income (loss) as of the dates indicated.

2009
Balance at April 1, 2009(1)	$ -
Additional noncredit impairments:
On securities not previously impaired	53.0
On securities previously impaired	0.3
Reductions:
Securities sold, matured, prepaid or paid down(2)	(0.8)
Securities with additional credit impairments(2)	(5.8)
Balance at December 31, 2009	$ 46.7
(1) New guidance on recognition and presentation of OTTI, included in ASC Topic 320, was adopted on April 1, 2009.
(2) Represents realization of noncredit impairments to Net income (loss).

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Included in Part A
Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of Variable Annuity Account B:
			-	Report of Independent Registered Public Accounting Firm
			-	Statements of Assets and Liabilities as of December 31, 2009
			-	Statements of Operations for the year ended December 31, 2009
			-	Statements of Changes in Net Assets for the years ended December 31, 2009 and
2008
			-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
			-	Report of Independent Registered Public Accounting Firm
			-	Consolidated Statements of Operations for the years ended December 31, 2009,
2008 and 2007
			-	Consolidated Balance Sheets as of December 31, 2009 and 2008
			-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2009, 2008 and 2007
			-	Consolidated Statements of Cash Flows for the years ended December 31, 2009,
2008 and 2007
			-	Notes to Financial Statements
	(b)	Exhibits
		(1)	Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 33-75986, as filed on April 22, 1996.)
		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 22, 1996.)
		(3.2)	Underwriting Agreement dated November 17, 2006, between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No.
33-75996, as filed on December 20, 2006.)
		(3.3)	Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
		(4.1)	Variable Annuity Contract (GM-VA-98). (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
		(4.2)	Variable Annuity Contract Certificate (GMC-VA-98). (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8,
1998.)
		(4.3)	Variable Annuity Contract (GM-VA-98(NY)). (Incorporated herein by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4, File No.
333-56297, as filed on August 30, 2000.)
		(4.4)	Variable Annuity Contract Certificate (GMC-VA-98(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 30, 2000.)
		(4.5)	Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
56297, as filed on September 14, 1998.)

(4.6)	Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-
01107, as filed on April 17, 1999.)
(4.7)	Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4, File No. 333-
56297, as filed on May 8, 2000.)
(4.8)	Endorsement (EVA-PB-00(NY)) to Variable Annuity Contract GM-VA-98(NY) and
Variable Annuity Contract Certificate GMC-VA-98(NY). (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4,
File No. 333-56297, as filed on December 13, 2000.)
(4.9)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(5)	Variable Annuity Contract Application (9.5.89-6(9/98). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 4, 1998.)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-
23376, as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on
March 31, 2008.)
(7)	Not Applicable
(8.1)	Fund Participation Agreement dated June 30, 1998, by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)
(8.2)	Amendment No. 1 dated October 1, 2000, to Fund Participation Agreement dated June
30, 1998, by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), AIM Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4, File No. 333-01107, as filed on April 13, 2001.)
(8.3)	First Amendment dated November 17, 2000, to Fund Participation Agreement dated
June 30, 1998, by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), AIM Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4, File No. 333-01107, as filed on April 13, 2001.)
(8.4)	Amendment dated July 12, 2002, to Fund Participation Agreement dated as of June 30,
1998, as amended on October 1, 2000, and November 17, 2000, by and among AIM
Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity
Company and Aetna Investment Services, LLC. (Incorporated herein by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
75988, as filed on April 13, 2004.)
(8.5)	Service Agreement effective June 30, 1998, between Aetna Life Insurance and Annuity
Company and AIM Advises, Inc. (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)
(8.6)	First Amendment dated October 1, 2000, to the Service Agreement dated June 30, 1998, between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4, File No. 333-49176, as filed on November 30, 2000.)

(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance and Annuity Company,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.
(8.8)	Fund Participation Agreement dated March 1, 2000, between Aetna Life Insurance and
Annuity Company and Alliance Capital. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 333-
87305, as filed on April 26, 2000.)
(8.9)	Service Agreement dated March 1, 2000, between Aetna Life Insurance and Annuity
Company and Alliance Capital. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4, File No. 333-87305, as filed on Aril 26, 2000.)
(8.10)	Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Initial Registration Statement on
Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.11)	Amendment dated November 9, 1998, to Fund Participation Agreement dated as of
May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on
December 14, 1998.)
(8.12)	Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No.
19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.13)	Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus
Investment Management, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.14)	Fourth Amendment dated May 1, 2000, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February
11, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April
4, 2000.)

(8.15)	Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as
filed on April 13, 2001.)
(8.16)	Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000, and February 27, 2001, by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4,
File No. 33-75988, as filed on April 13, 2004.)
(8.17)	Service Agreement effective as of May 1, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.18)	Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service
Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)
(8.19)	Second Amendment dated February 11, 2000, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as
filed on April 4, 2000.)
(8.20)	Third Amendment dated May 1, 2000, to Service Agreement effective as of May 1,
1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4,
File No. 333-01107, as filed on April 4, 2000.)

(8.21)	Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000,
between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 13, 2004.)
(8.22)	Fund Participation Agreement effective as of May 1, 1999, between Aetna Life
Insurance and Annuity Company, Brinson Series Trust (formerly Mitchell Hutchins
Series Trust), and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset
Management, Inc.) (Incorporated herein by reference to Post-Effective Amendment No.
8 to Registration Statement on Form N-4, File No. 333-56297, as filed on June 25,
1999.)
(8.23)	Service Agreement effective May 1, 1999, between Aetna Life Insurance and Annuity
Company and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management,
Inc.) (Incorporated herein by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4, File No. 333-56297, as filed on June 25, 1999.)
(8.24)	Fund Participation Agreement dated February 1, 1994, and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996, between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 33-75964, as filed on February 11, 1997.)
(8.25)	Fifth Amendment dated as of May 1, 1997, to the Fund Participation Agreement dated
February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, and March 1, 1996, between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(8.26)	Sixth Amendment dated as of November 6, 1997, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, and May 1, 1997, between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form S-6, File No. 33-75248, as filed on February 9, 1998.)
(8.27)	Seventh Amendment dated as of May 1, 1998, to the Fund Participation Agreement dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, and November 6, 1997, between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated herein by reference to Initial
Registration on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.28)	Eighth Amendment dated as of December 1, 1999, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997, and May 1,
1998, between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4, File No. 333-
01107, as filed on February 16, 2000.)

(8.29)	Ninth Amendment dated as of August 15, 2007, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997, May 1, 1998,
and December 1, 1999, between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4,
File No. 333-01107, as filed on February 15, 2008.)
(8.30)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.)
(8.31)	Fund Participation Agreement dated February 1, 1994, and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996, between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 33-75964, as filed on February 11, 1997.)
(8.32)	Fifth Amendment dated as of May 1, 1997, to the Fund Participation Agreement dated
February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, and March 1, 1996, between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(8.33)	Sixth Amendment dated as of January 20, 1998, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, and May 1, 1997, between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4, File No. 33-75248, as filed on February 24, 1998.)
(8.34)	Seventh Amendment dated as of May 1, 1998, to the Fund Participation Agreement dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, May 1, 1997 and January 20, 1998,
between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
II and Fidelity Distributors Corporation. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 33-75248, as filed on June 8, 1998.)
(8.35)	Eighth Amendment dated as of December 1, 1999, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, May 1, 1997 January 20, 1998, and
May 1, 1998, between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4, File No.
333-01107, as filed on February 16, 2000.)
(8.36)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING
Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable
Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance
Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products
Fund V ·Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.37)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by
and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.38)	Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund
V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-
75962, a filed on July 27, 2007.)
(8.39)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Insurance
Company of America, Fidelity Distributors Corporation, Variable Insurance Products
Fund and Variable Insurance Products Fund II · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
130822), as filed on April 11, 2008.
(8.40)	Service Agreement effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.41)	Service Contract effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.42)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated
by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on August 5, 2004.
(8.43)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.44)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.45)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 · Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.46)	Fund participation Agreement dated April 30, 2003, among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective
Amendment No. 54 to Registration Statement on Form N-1A, File No. 33-23512, as filed on August 1, 2003.)
(8.47)	Fund Participation Agreement made and entered into as of April 30, 1996, and amended on September 3, 1996, March 14, 1997, and November 28, 1997, by and among MFS
Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
Massachusetts Company. (Incorporated herein by reference to Initial Registration
Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.48)	Fourth Amendment dated May 1, 1998, to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997, and November 28, 1997,
by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
Company and Massachusetts Company. (Incorporated herein by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
56297, as filed on August 4, 1998.)
(8.49)	Fifth Amendment dated May 1, 1998, to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997, and
May 1, 1998, by and among MFS Variable Insurance Trust, Aetna Life Insurance and
Annuity Company and Massachusetts Company. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4, File No. 333-
56297, as filed on February 16, 1999.)
(8.50)	Fifth Amendment dated July 1, 1999, to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997, and
May 1, 1998, by and among MFS Variable Insurance Trust, Aetna Life Insurance and
Annuity Company and Massachusetts Company. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4, File No. 333-
56297, as filed on November 23, 1999.)
(8.51)	Sixth Amendment dated November 17, 2000, to the Fund Participation Agreement dated
April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28,
1997, May 1, 1998, and July 1, 1999, by and among MFS Variable Insurance Trust,
Aetna Life Insurance and Annuity Company and Massachusetts Company. (Incorporated
herein by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4, File No. 333-49176, as filed on November 30, 2000.)
(8.52)	Fund Participation Agreement dated as of May 1, 2001, among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4, File No. 333-01107, as filed on July 13, 2001.)
(8.53)	Amendment dated August 30, 2002, between ING Life Insurance and Annuity Company,
ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and
ING Funds Distributor to Fund Participation Agreement dated May 1, 2001.
(Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.54)	Administrative and Shareholder Services Agreement dated April 1, 2001, between ING
Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for
ING Variable products Trust.). (Incorporated herein by reference to Post-effective
Amendment No. 28 to Registration statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.55)	Fund Participation Agreement dated as of November 28, 2001, among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.56)	Amendment dated March 5, 2002, between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Fund
Participation Agreement dated November 28, 2001. (Incorporated herein by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
75962, as filed on April 8, 2002.)
(8.57)	Amendment dated May 1, 2003, between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to Fund Participation Agreement
dated November 28, 2001, and subsequently amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 10, 2003.)

(8.58)	Amendment dated November 1, 2004, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, and May
1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1, 2005.)
(8.59)	Amendment dated April 29, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, May 1,
2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.60)	Amendment dated August 31, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, and November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
(8.61)	Amendment dated December 7, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-81216, as filed on April 11, 2006.)
(8.62)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001, between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 333-75962, as filed on April 8, 2002.)
(8.63)	Amendment dated March 5, 2002, between Portfolio Partners (to be renamed ING
Partners, Inc. effective may 1, 2002) and Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 333-75962, as filed on April 8, 2002.)
(8.64)	Amendment dated May 1, 2003, by and between ING Portfolio Partners, Inc. to the
Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated herein by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 1, 2003.)
(8.65)	Amendment dated April 29, 2005, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11,
2006.)
(8.66)	Form of Amendment dated December 7, 2005, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002, May 1,
2003, November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4, File No. 33-
34370, as filed on April 17, 2006.)

(8.67)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4, File No. 33-75962, as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable
(12)	Not Applicable
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Catherine H. Smith	One Orange Way	President and Director
Windsor, CT 06095-4774
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Robert G. Leary	230 Park Avenue	Director
New York, NY 10169
Donald W. Britton	5780 Powers Ferry Road, NW	Director
Atlanta, GA 30327-4390
Lynne R. Ford	230 Park Avenue	Executive Vice President
New York, NY 10169
Sue A. Collins	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Actuary
Boyd G. Combs	5780 Powers Ferry Road, NW	Senior Vice President, Tax
Atlanta, GA 30327-4390
Brian D. Comer	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Timothy T. Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Shawn P. Matthews	10 State House Square	Senior Vice President
Hartford, CT 06103
David S. Pendergrass	5780 Powers Ferry Road, NW	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, NW	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
Ida Colon	One Orange Way	Vice President and Chief Compliance
	Windsor, CT, 06095-4774	Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to
Registration Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life
Insurance Company (File No. 033-57244), as filed with the Securities and Exchange
Commission on April 6, 2010.

Item 27.	Number of Contract Owners
As of February 28, 2010, there were 53,116 individuals holding interests in variable annuities funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28.	Indemnification
Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.
Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its susidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000, provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING.

Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority.
An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter
	(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers,
LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING
Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable
Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity
Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the
1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of
ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar
Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of
New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable
Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a
management investment company registered under the1940 Act).

	(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst,	President and Director
4225 Executive Square, La Jolla, CA 92037

Kristin H. Hultgren,	Chief Financial Officer
One Orange Way, Windsor, CT 06095

William Wilcox,	Chief Compliance Officer and Director
One Orange Way, Windsor, CT 06095-4774

Brian D. Comer,	Senior Vice President and Director
One Orange Way, Windsor, CT 06095-4774

Randall Ciccati,	Director
400 First Street, St. Cloud, MN 56301

Boyd G. Combs,	Senior Vice President , Tax
5780 Powers Ferry Road, N.W., Atlanta, GA 30327

Daniel P. Hanlon,	Senior Vice President
One Orange Way, Windsor, CT 06095-4774

William S. Jasien,	Senior Vice President
12701 Fair Lakes Circle, Ste 470, Fairfax, VA 22033

David S. Pendergrass,	Vice President and Treasurer
5780 Powers Ferry Road, NW, Atlanta, GA 30327

Joy M. Benner,	Secretary
20 Washington Avenue S, Minneapolis, MN 55401

(c)	Compensation from January 1, 2009 to December 31, 2009:
	(1)	(2)	(3)	(4)	(5)
		Net
	Name of	Underwriting	Compensation on
	Principal	Discounts and	Redemption or	Brokerage
	Underwriter	Commissions	Annuitization	Commissions	Compensation*
	ING Financial
	Advisers, LLC				$1,658,134.85

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account
B of ING Life Insurance and Annuity Company during 2009.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA 19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through
(4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING Life
Insurance and Annuity Company, Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 14th day of
April, 2010.

By:	VARABLE ANNUITY ACCOUNT B
(REGISTRANT)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(DEPOSITOR)

By:	_________________
Catherine H. Smith*
President (Principal Executive Officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 14, 2010.

Signatures	Titles

President and Director
Catherine H. Smith*	(principal executive officer)

Director and Chairman
Thomas J. McInerney*

Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen*

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*

Director
Donald W. Britton*

Director
Robert G. Leary*

Director
Michael S. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(14)	Powers of Attorney	EX-99.B14